     As filed with the Securities and Exchange Commission on June 30, 2005

                                             Securities Act File No.
                                        Investment Company Act File No. 811-7868

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                       [ ] PRE-EFFECTIVE AMENDMENT NO. __

                       [ ] POST-EFFECTIVE AMENDMENT NO. __

                        (CHECK APPROPRIATE BOX OR BOXES)

                 VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                                 (800) 847-2424
                        (AREA CODE AND TELEPHONE NUMBER)

                           1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)


                              AMY R. DOBERMAN, ESQ.
                                MANAGING DIRECTOR
                           VAN KAMPEN INVESTMENTS INC.
                           1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


                                   COPIES TO:


                              WAYNE W. WHALEN, ESQ.
                             CHARLES B. TAYLOR, ESQ.
                    SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
                              333 WEST WACKER DRIVE
                             CHICAGO, ILLINOIS 60606
                                 (312) 407-0700

================================================================================
Approximate Date of Proposed Offering: As soon as practicable after this Registration Statement is declared effective.


===============================================================================================================================
                             CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
-------------------------------------------------------------------------------------------------------------------------------
          TITLE OF SECURITIES                                      PROPOSED MAXIMUM        PROPOSED MAXIMUM         AMOUNT OF
           BEING REGISTERED                       AMOUNT BEING       OFFERING PRICE        AGGREGATE OFFERING      REGISTRATION
                                                   REGISTERED           PER UNIT                 PRICE                  FEE
-------------------------------------------------------------------------------------------------------------------------------
Common Shares ($0.01 par value)                          1,000    $      13.765 (1)     $            13,765     $      117.70
-------------------------------------------------------------------------------------------------------------------------------
Auction Preferred Shares ($0.01 par value)                  40    $      25,000         $         1,000,000     $      117.70
-------------------------------------------------------------------------------------------------------------------------------

(1) Average of high and low reported price for common shares on June 24, 2005.

         The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                                EXPLANATORY NOTE

This Registration Statement is organized as follows:

    - Questions and Answers to Shareholders of Van Kampen Municipal Opportunity Trust II, Van Kampen Value Municipal Income Trust and Van Kampen Advantage Municipal Income Trust II

    - Notice of Joint Special Meeting of Shareholders of Van Kampen Municipal Opportunity Trust II, Van Kampen Value Municipal Income Trust and Van Kampen Advantage Municipal Income Trust II

    - Joint Proxy Statement/Prospectus for Van Kampen Municipal Opportunity Trust II, Van Kampen Value Municipal Income Trust and Van Kampen Advantage Municipal Income Trust II

    - Statement of Additional Information regarding the proposed Reorganizations of Van Kampen Municipal Opportunity Trust II and Van Kampen Value Municipal Income Trust into Van Kampen Advantage Municipal Income Trust II

    -    Part C Information

    -    Exhibits

                               --  AUGUST 2005  --
--------------------------------------------------------------------------------
                                IMPORTANT NOTICE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         TO SHAREHOLDERS OF VAN KAMPEN
                         MUNICIPAL OPPORTUNITY TRUST II
                                   VAN KAMPEN
                        VALUE MUNICIPAL INCOME TRUST AND
                                   VAN KAMPEN
                      ADVANTAGE MUNICIPAL INCOME TRUST II
--------------------------------------------------------------------------------

                                                             QUESTIONS & ANSWERS

---------------------------------------
    Although we recommend that you read the complete Joint Proxy Statement/ Prospectus, we have provided for your convenience a brief overview of the issues to be voted on.
---------------------------------------
Q      WHY IS A SHAREHOLDER
       MEETING BEING HELD?
A      Shareholders of
Van Kampen Municipal Opportunity Trust II and Van Kampen Value Municipal Income
Trust: You are being asked to vote on a reorganization (each a "Reorganization" and collectively the "Reorganizations") of your fund (each such fund being referred to herein as a "Target Fund" and together as the "Target Funds") into Van Kampen Advantage Municipal Income Trust II (the "Acquiring Fund"), a closed-end fund that pursues the same investment objective and has similar investment policies and which is managed by the same investment advisory personnel as the Target Funds.

Shareholders of Van Kampen Advantage Municipal Income Trust II: You are being asked to vote on the issuance of additional common shares of the Acquiring Fund in connection with the Reorganizations.

Q      WHY IS EACH
       REORGANIZATION BEING RECOMMENDED?
A      The Board of Trustees of
each Fund has determined that each Reorganization will benefit common shareholders of the respective Target Fund and the Acquiring Fund. The Target Funds and the Acquiring Fund are similar. Each Fund seeks to provide common shareholders with a high level of current income exempt from federal income tax, consistent with preservation of capital, by investing substantially all of its assets in municipal securities rated investment grade at the time of investment. Each Fund is managed by the same investment advisory personnel. After the Reorganizations, it is anticipated that common shareholders of each Fund will experience a reduced overall operating expense ratio, as certain fixed administrative costs will be spread across the combined fund's larger asset base. It is not anticipated that the Reorganizations will directly benefit preferred shareholders of the Funds; however, the Reorganizations will not adversely affect preferred shareholders, and none of the expenses of the Reorganizations will be borne by preferred shareholders.
Q      HOW WILL THE
       REORGANIZATIONS AFFECT ME?
A      Assuming shareholders
approve the Reorganizations of the Target Funds and shareholders of the Acquiring Fund approve the issuance of additional common shares of the Acquiring Fund, the assets and liabilities of the Target Funds will be combined with those of the Acquiring Fund and the Target Funds will dissolve.

Shareholders of the Target Funds: You will become a shareholder of the Acquiring Fund. If you are a holder of common shares of a Target Fund, you will receive newly-issued common shares of the Acquiring Fund, the aggregate net asset value of which will equal the aggregate net asset value of the common shares you held immediately prior to the Reorganization, less the costs of the Reorganization (though you may receive cash for fractional shares). If you are a holder of preferred shares of a Target Fund, you will receive newly-issued preferred shares of the Acquiring Fund, the aggregate liquidation preference of which will equal the aggregate liquidation preference of the preferred shares you held immediately prior to the Reorganization.

Shareholders of the Acquiring Fund: You will remain a shareholder of the Acquiring Fund.

Q      WILL I HAVE TO PAY ANY
       SALES LOAD, COMMISSION OR OTHER SIMILAR FEE IN CONNECTION WITH THE REORGANIZATIONS?
A      You will pay no sales loads
or commissions in connection with the Reorganizations. However, if the Reorganizations are completed, the costs associated with the Reorganizations, including the costs associated with the shareholder meeting, will be borne by common shareholders of the Target Funds and the Acquiring Fund in proportion to their projected annual expense savings as a result of the Reorganizations.
Q      WILL I HAVE TO PAY ANY
       FEDERAL TAXES AS A RESULT OF THE REORGANIZATIONS?
A      Each of the
Reorganizations is intended to qualify as a "reorganization" within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. If the Reorganizations so qualify, in general, shareholders of the Target Funds will recognize no gain or loss upon the receipt solely of shares of the Acquiring Fund in connection with the Reorganizations. Additionally, the Target Funds will recognize no gain or loss as a result of the transfer of all of their assets and liabilities in exchange for the shares of the Acquiring Fund or as a result of their dissolution. Neither the Acquiring Fund nor its shareholders will recognize any gain or loss in connection with the Reorganizations.

Q      WHAT HAPPENS IF
       SHAREHOLDERS OF ONE TARGET FUND DO NOT APPROVE ITS REORGANIZATION BUT SHAREHOLDERS OF THE OTHER TARGET FUND DO APPROVE ITS REORGANIZATION?
A      An unfavorable vote on a
proposed Reorganization by the shareholders of one Target Fund will not affect the implementation of a Reorganization by the other Target Fund, if such Reorganization is approved by the shareholders of such Target Fund and the issuance of additional common shares is approved by the shareholders of the Acquiring Fund.
Q      WHY IS THE VOTE OF
       COMMON SHAREHOLDERS OF THE ACQUIRING FUND BEING SOLICITED?
A      Although the Acquiring
Fund will continue its legal existence and operations after the Reorganizations, the rules of the American Stock Exchange and the Chicago Stock Exchange (on which the Acquiring Fund's common shares are listed) require the Acquiring Fund's common shareholders to approve the issuance of additional common shares in connection with the Reorganizations. If the issuance of additional common shares of the Acquiring Fund is not approved, neither Reorganization will occur.
Q      HOW DOES THE BOARD OF
       TRUSTEES OF MY FUND SUGGEST THAT I VOTE?
A      After careful consideration,
the Board of Trustees of your fund recommends that you vote "FOR" the item proposed for your fund.
Q      HOW DO I VOTE MY PROXY?
A      You may cast your vote by
mail, phone or internet. To vote by mail, please mark your vote on the enclosed proxy card and sign, date and return the card in the postage-paid envelope provided. If you choose to vote by phone or internet, please refer to the instructions found on the proxy card accompanying this Joint Proxy Statement/Prospectus. To vote by phone or internet, you will need the "control number" that appears on the proxy card.
Q      WHOM DO I CONTACT FOR
       FURTHER INFORMATION?
A      You can contact your
financial adviser for further information. You may also call Van Kampen's Client Relations Department at (800) 341-2929 (Telecommunication Device for the Deaf users may call (800) 421-2833) or visit our website at www.vankampen.com where you can send us an e-mail message by selecting "Contact Us."

                              ABOUT THE PROXY CARD
--------------------------------------------------------------------------------

Please vote on the proposal(s) applicable to your fund using blue or black ink to mark an X in one of the boxes provided on the proxy card.

SHAREHOLDERS OF VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST II AND VAN KAMPEN VALUE MUNICIPAL INCOME TRUST:

APPROVAL OF REORGANIZATION -- mark "For," "Against" or "Abstain."

COMMON SHAREHOLDERS OF VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II:

APPROVAL OF ISSUANCE OF ADDITIONAL COMMON SHARES -- mark "For," "Against" or "Abstain."

Sign, date and return the proxy card in the enclosed postage-paid envelope. All registered owners of an account, as shown in the address, must sign the card. When signing as attorney, trustee, executor, administrator, custodian, guardian or corporate officer, please indicate your full title.

[X]  PLEASE MARK
     VOTES AS IN
     THIS EXAMPLE

                                VAN KAMPEN XXXXX
                     JOINT SPECIAL MEETING OF SHAREHOLDERS
 XXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXX
 XXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXX
 XXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXX

                          FOR    AGAINST    ABSTAIN

1.   The proposal to      [ ]      [ ]        [ ]      2. The proposal to issue additional
     approve the                                          common shares. FOR  AGAINST  ABSTAIN
     Reorganization.                                                     [ ]    [ ]      [ ]

                                                        3. To transact such other business as may
                                                           properly come before the Meeting or any
                                                           adjournment thereof.

Please be sure to sign and date this Proxy, Date

Shareholder sign here       Co-owner sign here

 XXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXX
                   SAMPLE

                   VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST II,
                           VAN KAMPEN VALUE MUNICIPAL
                                  INCOME TRUST
                                      AND
                         VAN KAMPEN ADVANTAGE MUNICIPAL
                                INCOME TRUST II
                          1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                                 (800) 341-2929

                NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
                        TO BE HELD ON SEPTEMBER 23, 2005

  Notice is hereby given that a joint special meeting of shareholders (the "Special Meeting") of Van Kampen Municipal Opportunity Trust II ("Municipal Opportunity Trust II"), Van Kampen Value Municipal Income Trust ("Value Municipal Income Trust") and Van Kampen Advantage Municipal Income Trust II (the "Acquiring Fund") will be held at the offices of Van Kampen Investments Inc., 1 Parkview Plaza, Oakbrook Terrace, Illinois 60181-5555 on September 23, 2005 at 11:00 a.m. for the following purposes:

1. Approval of Reorganizations:

  a. For shareholders of Municipal Opportunity Trust II:

         To approve an Agreement and Plan of Reorganization between Municipal Opportunity Trust II and the Acquiring Fund, the termination of Municipal Opportunity Trust II's registration under the Investment Company Act of 1940, as amended (the "1940 Act"), and the dissolution of Municipal Opportunity Trust II under applicable state law;

  b. For shareholders of Value Municipal Income Trust:

         To approve an Agreement and Plan of Reorganization between Value Municipal Income Trust and the Acquiring Fund, the termination of Value Municipal Income Trust's registration under the 1940 Act, and the dissolution of Value Municipal Income Trust under applicable state law;

2. Issuance of Common Shares:

  For common shareholders of the Acquiring Fund:

         To approve the issuance of additional common shares of the Acquiring Fund in connection with each Agreement and Plan of Reorganization; and

3. Other Business:

  For shareholders of each fund:

         To transact such other business as may properly be presented at the Special Meeting or any adjournment thereof.

  Shareholders of record as of the close of business on July 29, 2005 are entitled to vote at the Special Meeting or any adjournment thereof.

  THE BOARD OF TRUSTEES OF MUNICIPAL OPPORTUNITY TRUST II, VALUE MUNICIPAL INCOME TRUST AND THE ACQUIRING FUND REQUESTS THAT YOU VOTE YOUR SHARES BY INDICATING YOUR VOTING INSTRUCTIONS ON THE ENCLOSED PROXY CARD, DATING AND SIGNING SUCH PROXY CARD AND RETURNING IT IN THE ENVELOPE PROVIDED, WHICH IS ADDRESSED FOR YOUR CONVENIENCE AND NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES, OR BY RECORDING YOUR VOTING INSTRUCTIONS BY TELEPHONE OR VIA THE INTERNET.

  THE BOARD OF TRUSTEES OF MUNICIPAL OPPORTUNITY TRUST II AND VALUE MUNICIPAL INCOME TRUST RECOMMENDS THAT YOU CAST YOUR VOTE:

  - FOR THE REORGANIZATION OF YOUR FUND PURSUANT TO AN AGREEMENT AND PLAN OF REORGANIZATION AS DESCRIBED IN THE JOINT PROXY STATEMENT/PROSPECTUS.

  THE BOARD OF TRUSTEES OF THE ACQUIRING FUND RECOMMENDS THAT YOU CAST YOUR
VOTE:

  - FOR THE ISSUANCE OF ADDITIONAL COMMON SHARES OF THE ACQUIRING FUND IN CONNECTION WITH EACH AGREEMENT AND PLAN OF REORGANIZATION AS DESCRIBED IN THE JOINT PROXY STATEMENT/PROSPECTUS.

  IN ORDER TO AVOID THE ADDITIONAL EXPENSE OF FURTHER SOLICITATION, WE ASK THAT YOU MAIL YOUR PROXY CARD OR RECORD YOUR VOTING INSTRUCTIONS BY TELEPHONE OR VIA THE INTERNET PROMPTLY.

                                       For the Board of Trustees,

                                       Lou Anne McInnis
                                       Assistant Secretary
                                       Van Kampen Municipal
                                         Opportunity Trust II
                                       Van Kampen Value
                                         Municipal Income Trust
                                       Van Kampen Advantage Municipal
                                         Income Trust II
August  , 2005
                               ------------------

                            YOUR VOTE IS IMPORTANT.
               PLEASE VOTE PROMPTLY BY SIGNING AND RETURNING THE
   ENCLOSED PROXY CARD OR BY RECORDING YOUR VOTING INSTRUCTIONS BY TELEPHONE
             OR VIA THE INTERNET NO MATTER HOW MANY SHARES YOU OWN.

     THE INFORMATION IN THIS JOINT PROXY STATEMENT/PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS JOINT PROXY STATEMENT/PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                   SUBJECT TO COMPLETION, DATED JUNE 30, 2005

                        JOINT PROXY STATEMENT/PROSPECTUS

                   VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST II,
                    VAN KAMPEN VALUE MUNICIPAL INCOME TRUST
                                      AND
                 VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II
                              NEW YORK MUNICIPALS
                          1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                                 (800) 341-2929

                     JOINT SPECIAL MEETING OF SHAREHOLDERS

                               SEPTEMBER 23, 2005

  This Joint Proxy Statement/Prospectus is furnished to you as a shareholder of Van Kampen Municipal Opportunity Trust II ("Municipal Opportunity Trust II"), Van Kampen Value Municipal Income Trust ("Value Municipal Income Trust") and/or Van Kampen Advantage Municipal Income Trust II (the "Acquiring Fund"). A joint special meeting of shareholders of Municipal Opportunity Trust II, Value Municipal Income Trust and the Acquiring Fund (the "Special Meeting") will be held at the offices of Van Kampen Investments Inc., 1 Parkview Plaza, Oakbrook Terrace, Illinois 60181-5555 on September 23, 2005 at 11:00 a.m. to consider the items listed below and discussed in greater detail elsewhere in this Joint Proxy Statement/Prospectus. If you are unable to attend the Special Meeting or any adjournment thereof, the Board of Trustees of Municipal Opportunity Trust II, Value Municipal Income Trust and the Acquiring Fund requests that you vote your shares by completing and returning the enclosed proxy card or by recording your voting instructions by telephone or via the internet. The approximate mailing date of this Joint Proxy Statement/Prospectus and accompanying form of proxy is
August   , 2005.

  The purposes of the Special Meeting are:

1. Approval of Reorganizations:

  a. For shareholders of Municipal Opportunity Trust II:

         To approve an Agreement and Plan of Reorganization between Municipal Opportunity Trust II and the Acquiring Fund, the termination of Municipal Opportunity Trust II's registration under the Investment Company Act of 1940, as amended (the "1940 Act"), and the dissolution of Municipal Opportunity Trust II under applicable state law;

  b. For shareholders of Value Municipal Income Trust:

         To approve an Agreement and Plan of Reorganization between Value Municipal Income Trust and the Acquiring Fund, the termination of Value Municipal Income Trust's registration under the 1940 Act, and the dissolution of Value Municipal Income Trust under applicable state law;

2. Issuance of Common Shares:

  For common shareholders of the Acquiring Fund:

         To approve the issuance of additional common shares of the Acquiring Fund in connection with each Agreement and Plan of Reorganization; and

3. Other Business:

  For shareholders of each fund:

         To transact such other business as may properly be presented at the Special Meeting or any adjournment thereof.

  Municipal Opportunity Trust II and Value Municipal Income Trust are sometimes referred to herein individually as a "Target Fund" or collectively as the "Target Funds." The Target Funds and the Acquiring Fund are sometimes referred to herein each as a "Fund" and collectively as the "Funds." Each Agreement and Plan of Reorganization is sometimes referred to herein individually as a "Reorganization Agreement" or collectively as the "Reorganization Agreements." Each Reorganization Agreement that Target Fund shareholders are being asked to consider involves a transaction that will be referred to in this Joint Proxy Statement/Prospectus individually as a "Reorganization" and collectively as the "Reorganizations."

  The Reorganizations seek to combine three similar Funds to achieve certain economies of scale and other operational efficiencies. The investment objective of each Fund is to seek to provide common shareholders with a high level of current income exempt from federal income tax, consistent with preservation of capital. Each Fund seeks to achieve its investment objective by investing substantially all of its assets in municipal securities rated investment grade at the time of investment. In each Reorganization, the Acquiring Fund will acquire substantially all of the assets and assume substantially all of the liabilities of the Target Fund in exchange solely for an equal aggregate value of newly-issued common shares of beneficial interest of the Acquiring Fund, par value $0.01 per share ("Acquiring Fund Common Shares"), and newly-issued auction preferred shares of the Acquiring Fund with a par value of $0.01 per share and a liquidation preference of $25,000 per share ("Acquiring Fund APS"). The Target Fund will distribute Acquiring Fund Common Shares to common shareholders of the Target Fund and Acquiring Fund APS to preferred shareholders of the Target Fund, and will then terminate its registration under the 1940 Act and dissolve under applicable state law. The aggregate net asset value of Acquiring Fund Common Shares received in each Reorganization will equal the aggregate net asset value of Target Fund common shares held immediately prior to such Reorganization, less the costs of such Reorganization (though common shareholders may receive cash for their fractional shares). The aggregate liquidation preference of Acquiring Fund APS received in each Reorganization will equal the aggregate liquidation preference of Target Fund preferred shares held immediately prior to such Reorganization. The Acquiring Fund will continue to operate after the Reorganizations as a registered closed-end investment company with the investment objective and policies described in this Joint Proxy Statement/Prospectus.

  In connection with the Reorganizations, common shareholders of the Acquiring Fund are being asked to approve the issuance of additional Acquiring Fund Common Shares.

  The Board of Trustees of each Fund has determined that including these proposals in one Joint Proxy Statement/Prospectus will reduce costs and is in the best interests of each Fund's shareholders.

  In the event that shareholders of one or both of the Target Funds do not approve the Reorganization(s), such Target Fund(s) will continue to exist and the Board of Trustees of such Target Fund(s) will consider what additional action, if any, to take. In the event Acquiring Fund common shareholders do not approve the issuance of additional Acquiring Fund Common Shares, then all of the Funds will continue to exist and the respective Board of Trustees of each Fund will consider what additional action, if any, to take.

  This Joint Proxy Statement/Prospectus sets forth concisely the information shareholders of each Fund should know before voting on the proposals for their Fund and constitutes an offering of Acquiring Fund Common Shares and Acquiring Fund APS. Please read it carefully and retain it for future reference. A
Statement of Additional Information, dated August   , 2005, relating to this
Joint Proxy Statement/Prospectus (the "Reorganization Statement of Additional Information") has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. If you wish to request the Reorganization Statement of Additional Information, please ask for the "Reorganization Statement of Additional Information." Copies of each Fund's most recent annual report and semi-annual report can be obtained on a web site maintained by Van Kampen Investments Inc. at www.vankampen.com. In addition, each Fund will furnish, without charge, a copy of the Reorganization Statement of Additional Information, its most recent annual report and any more recent semi-annual report to any shareholder upon request. Any such request should be directed to the Van Kampen Client Relations Department by calling (800) 341-2929 (TDD users may call (800) 421-2833) or by writing to the respective Fund at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555. The address of the principal executive offices of the Funds is 1221 Avenue of the Americas, New York, New York 10020, and the telephone number is (800) 341-2929.

  The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith file reports, proxy statements, proxy material and other information with the SEC. Materials filed with the SEC can be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549 or downloaded from the SEC's web site at www.sec.gov. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 942-8090. You can also request copies of these materials, upon payment at the prescribed rates of a duplicating fee, by electronic request to the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, DC, 20549-0102.

  The Acquiring Fund Common Shares are listed on the American Stock Exchange (the "AMEX") and the Chicago Stock Exchange (the "CHX") under the ticker symbol "VKI" and will continue to be so listed subsequent to the Reorganizations. Reports, proxy statements and other information concerning the Acquiring Fund may be inspected at the offices of the AMEX, 86 Trinity Place, New York, New York 10006. The common shares of Municipal Opportunity Trust II are listed on the New York Stock Exchange (the "NYSE") and the CHX under the ticker symbol "VOT." The common shares of Value Municipal Income Trust are listed on the NYSE and the CHX under the ticker symbol "VKV." Reports, proxy statements and other information concerning Municipal Opportunity Trust II and Value Municipal Income Trust may be inspected at the offices of the NYSE, 20 Broad Street, New York, New York 10005.

  This Joint Proxy Statement/Prospectus serves as a prospectus of the Acquiring Fund in connection with the issuance of Acquiring Fund Common Shares and Acquiring Fund APS in each Reorganization. No person has been authorized to give any information or make any representation not contained in this Joint Proxy Statement/Prospectus and, if so given or made, such information or representation must not be relied upon as having been authorized. This Joint Proxy Statement/Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

  The Board of Trustees of each Fund knows of no business other than that discussed above that will be presented for consideration at the Special Meeting. If any other matter is properly presented, it is the intention of the persons named in the enclosed proxy to vote in accordance with their best judgment.
                             ---------------------

  THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS JOINT PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  The date of this Joint Proxy Statement/Prospectus is August   , 2005.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
SUMMARY.....................................................    7
PROPOSAL 1: REORGANIZATIONS OF THE TARGET FUNDS.............   14
RISK FACTORS AND SPECIAL CONSIDERATIONS.....................   15
  Market Risk...............................................   15
  Interest Rate Risk........................................   15
  Credit Risk...............................................   15
  Income Risk...............................................   16
  Call Risk.................................................   16
  Municipal Securities Risk.................................   16
  Risks of Using Strategic Transactions.....................   16
  Manager Risk..............................................   16
  Market Discount Risk......................................   17
  Leverage Risk.............................................   17
  Anti-Takeover Provisions..................................   19
  Special Risks Related to Preferred Shares.................   19
COMPARISON OF THE FUNDS.....................................   20
  Investment Objective and Policies.........................   20
  Other Investment Practices and Policies...................   23
  Investment Restrictions...................................   25
  Management of the Funds...................................   27
  Other Service Providers...................................   30
  Capitalization............................................   31
  Additional Information about Common Shares of the Funds...   32
  Additional Information about Preferred Shares of the
    Funds...................................................   36
  Governing Law.............................................   40
  Certain Provisions of the Declarations of Trust...........   40
  Conversion to Open-End Funds..............................   42
  Voting Rights.............................................   42
  Financial Highlights......................................   44
INFORMATION ABOUT THE REORGANIZATIONS.......................   47
  General...................................................   47
  Terms of the Reorganization Agreements....................   48
  Material U.S. Federal Income Tax Consequences of the
    Reorganizations.........................................   50
  Shareholder Approval......................................   52

                                                              PAGE
                                                              ----
PROPOSAL 2: ISSUANCE OF ADDITIONAL ACQUIRING FUND COMMON
  SHARES....................................................   53
  Shareholder Approval......................................   53
OTHER INFORMATION...........................................   54
  Voting Information and Requirements.......................   54
  Shareholder Information...................................   55
  Section 16(a) Beneficial Ownership Reporting Compliance...   56
  Shareholder Proposals.....................................   56
  Solicitation of Proxies...................................   56
  Legal Matters.............................................   57
  Other Matters to Come Before the Meeting..................   57
EXHIBIT I: DESCRIPTION OF SECURITIES RATINGS................  I-1

                                    SUMMARY

  The following is a summary of certain information contained elsewhere in this Joint Proxy Statement/Prospectus and is qualified in its entirety by reference to the more complete information contained in this Joint Proxy
Statement/Prospectus and in the Reorganization Statement of Additional Information. Shareholders should read the entire Joint Proxy
Statement/Prospectus carefully.

PROPOSAL 1: REORGANIZATIONS OF THE TARGET FUNDS

  THE PROPOSED REORGANIZATIONS. The Board of Trustees of each Target Fund, including the trustees who are not "interested persons" of each Target Fund (as defined in the 1940 Act), has unanimously approved each Reorganization Agreement. If the shareholders of a Target Fund approve their Reorganization Agreement and the common shareholders of the Acquiring Fund approve the issuance of Acquiring Fund Common Shares (see Proposal 2: "Issuance of Additional Acquiring Fund Common Shares"), Acquiring Fund Common Shares and Acquiring Fund APS will be issued to the common shareholders and preferred shareholders of such Target Fund, respectively, in exchange for substantially all of the assets of the Target Fund and the assumption of substantially all of the liabilities of the Target Fund. The Target Fund will then terminate its registration under the 1940 Act and dissolve under applicable state law. The aggregate net asset value of Acquiring Fund Common Shares received in the Reorganization will equal the aggregate net asset value of Target Fund common shares held immediately prior to the Reorganization, less the costs of the Reorganization (though common shareholders may receive cash for fractional shares). The aggregate liquidation preference of Acquiring Fund APS received in the Reorganization will equal the aggregate liquidation preference of Target Fund preferred shares held immediately prior to the Reorganization.

  BACKGROUND AND REASONS FOR THE PROPOSED REORGANIZATIONS. The Reorganizations seek to combine three similar Funds to achieve certain economies of scale and other operational efficiencies. Each Fund is registered as a diversified, closed-end management investment company under the 1940 Act. The investment objective of each Fund is to seek to provide common shareholders with a high level of current income exempt from federal income tax, consistent with preservation of capital. Each Fund seeks to achieve its investment objective, under normal market conditions, by investing substantially all of its total assets in municipal securities rated investment grade at the time of investment. Each Fund may invest an unlimited portion of its assets in municipal securities that pay interest that is subject to the alternative minimum tax provisions of federal tax law. The Funds are managed by the same investment advisory personnel.

  The proposed Reorganizations will combine the assets of these similar Funds by reorganizing the Target Funds into the Acquiring Fund. The Board of Trustees of each Target Fund (the "Target Fund Board"), based upon its evaluation of all relevant information, anticipates that the common shareholders of each Target Fund will benefit from their Fund's respective Reorganization. The Board of Trustees of the Acquiring Fund (the "Acquiring Fund Board"), based upon its evaluation of all relevant information, anticipates that each Reorganization will benefit holders of Acquiring Fund Common Shares. Each Board believes, based on data presented by Van Kampen Asset Management, investment adviser to each of the Funds (the "Adviser"), that common shareholders of each Fund will experience a reduced overall operating expense ratio as a result of their Fund's respective Reorganization. The combined fund resulting from the Reorganizations will have a larger asset base than any of the Funds has currently; certain fixed administrative costs, such as costs of printing shareholder reports and proxy statements, legal expenses, audit fees, mailing costs and other expenses, will be spread across this larger asset base, thereby lowering the expense ratio for common shareholders of the combined fund.

  The table below illustrates the anticipated reduction in operating expenses expected as a result of the Reorganizations. The table sets forth (i) the fees, expenses and distributions to preferred shareholders paid by the Target Funds for the 12-month period ended January 31, 2005, (ii) the fees, expenses and distributions to preferred shareholders paid by the Acquiring Fund for the 12-month period ended January 31, 2005 and (iii) the pro forma fees, expenses and distributions to preferred shareholders for the Acquiring Fund for the 12-month period ended January 31, 2005, assuming each of the Reorganizations had been completed at the beginning of such period. As shown below, the Reorganizations are expected to result in decreased total annual expenses for shareholders of each Fund.

            FEE, EXPENSE AND DISTRIBUTIONS ON PREFERRED SHARES TABLE
                      FOR COMMON SHAREHOLDERS OF THE FUNDS
                             AS OF JANUARY 31, 2005

                                                                                 PRO
                                                     ACTUAL                    FORMA(F)
                                      -------------------------------------   ----------
                                                    VAN KAMPEN   VAN KAMPEN   VAN KAMPEN
                                      VAN KAMPEN      VALUE      ADVANTAGE    ADVANTAGE
                                       MUNICIPAL    MUNICIPAL    MUNICIPAL    MUNICIPAL
                                      OPPORTUNITY     INCOME       INCOME       INCOME
                                       TRUST II       TRUST       TRUST II     TRUST II
                                         (VOT)        (VKV)        (VKI)        (VKI)
                                      -----------   ----------   ----------   ----------
Common Shareholder Transaction
  Expenses(a):
Maximum Sales Load (as a percentage
  of offering price)(b)(c)..........      None         None         None         None
Dividend Reinvestment Plan Fees.....      None         None         None         None
Annual Expenses (as a percentage of
  net assets attributable to common
  shares):
Investment Advisory Fees(d).........     0.91%        0.89%        0.92%        0.90%
Interest Payments on Borrowed
  Funds.............................     0.00%        0.00%        0.00%        0.00%
Other Expenses(c)...................     0.37%        0.30%        0.40%        0.26%
  Total Annual Expenses(d)..........     1.28%        1.19%        1.32%        1.16%
Distributions
Distributions on Preferred
  Shares(e).........................     0.76%        0.75%        0.80%        0.76%
                                         -----        -----        -----        -----
  Total Annual Expenses and
    Distributions on Preferred
    Shares..........................     2.04%        1.94%        2.12%        1.92%
                                         -----        -----        -----        -----

---------------

(a)No expense information is presented with respect to preferred shares because holders of preferred shares do not bear any transaction or operating expenses of any of the Funds and will not bear any of the Reorganization expenses or any transaction or operating expenses of the combined fund.

(b)Common shares purchased in the secondary market may be subject to brokerage commissions or other charges. No sales load will be charged on the issuance of common shares in the Reorganizations. Common shares are not available for purchase from the Funds but may be purchased through a broker-dealer subject to individually negotiated commission rates.

(c)In connection with the Reorganizations, there are certain other transaction expenses which include, but are not limited to: all costs related to the preparation, printing and distributing of this Joint Proxy Statement/Prospectus to shareholders; costs related to preparation and distribution of materials distributed to each Fund's Board; all expenses incurred in connection with the preparation of the Reorganization Agreements and the registration statement on Form N-14; SEC and state securities commission filing fees; legal and audit fees; portfolio transfer taxes (if any); and any similar expenses incurred in connection with the Reorganizations. In accordance with applicable SEC rules, the Board of Trustees of each Fund reviewed the fees and expenses that will be borne directly or indirectly by the Funds in connection with the Reorganizations. After considering various alternatives for allocating these costs, the Board of Trustees of each Fund agreed that, in the event the Reorganizations are approved and completed, the expenses of the Reorganizations will be shared by the Target Funds and the Acquiring Fund in proportion to their projected annual expense savings as a result of the Reorganizations. The table below summarizes each Fund's net assets (common shares only) at January 31, 2005, projected annual expense savings to each Fund as a result of the Reorganizations, allocation of Reorganization expenses among the Funds in dollars and percentages, an estimated pay-back period (in years) and the resulting effect on each Fund's net asset value per common share at January 31, 2005. Some Funds will benefit more from projected annual expense savings of the Reorganizations than other Funds. The projected annual expense savings are generally not expected to be immediately realized. If shareholders sell their common shares prior to the estimated pay-back period, then they may not realize any of the projected expense savings resulting from the reduced expense ratio of the combined fund. The net asset value per common share of each Fund will be reduced at the closing date of the respective Reorganization to reflect the allocation of Reorganization expenses to each Fund. The reduction in net asset value per common share resulting from the allocation of Reorganization expenses, when compared to the relative net asset sizes of each Fund involved in the Reorganizations, will be greater in some Funds than others. In the event a Reorganization is not completed, the Adviser will bear the costs associated with such Reorganization. The numbers presented in the table are estimates; actual results may differ.

                                                                                        REDUCTION TO
                                      PROJECTED                            ESTIMATED     NET ASSET
                        NET ASSETS     ANNUAL        REORGANIZATION         PAYBACK      VALUE PER
                         (COMMON       EXPENSE     EXPENSE ALLOCATION       PERIOD         COMMON
FUND                   SHARES ONLY)    SAVINGS    IN DOLLARS/PERCENTAGE   (IN YEARS)       SHARE
----                   ------------   ---------   ---------------------   -----------   ------------
VOT..................  $179,748,442   $215,698         $205,829/41%          0.95          $0.018
VKV..................   374,324,371    112,297          105,420/21%          0.94           0.004
VKI..................   123,228,168    197,165          190,760/38%          0.97           0.023
                                                       -----------
Total Expenses.......                                  502,000/100%

(d)Expense information has been restated to reflect permanent reductions made to administrative fees effective as of June 1, 2004 and permanent reductions made to management fees effective as of November 1, 2004. If assets attributable to preferred shares were included, the investment advisory fee would be 0.55% for each Fund and for the Acquiring Fund on a pro forma basis.

(e)In seeking to enhance the income for its common shareholders, each of the Funds uses preferred shares as financial leverage. Leverage created by borrowing or other forms of indebtedness would create interest expenses which would, if used by the Funds, be charged to common shareholders (shown above as "Interest Payments on Borrowed Funds"). Leverage created by preferred shares creates dividend payments and/or capital gains distributions to preferred shareholders which are charged to common shareholders

   (shown above as "Distributions on Preferred Shares"). The dividend rates are based on periodic auctions as described herein and thus will differ based on varying market conditions at the times of such auctions.

(f)As described above the table, the pro forma column shown above assumes all of the Reorganizations are completed. As described herein, an unfavorable vote by one of the Target Funds will not affect the implementation of the Reorganization by the other Target Fund if approved by such other Target Fund. As such, there could be other combinations of approved Reorganizations, and the pro forma columns below present these various combinations.

                                                                     Pro Forma
                                                                -------------------
ANNUAL EXPENSES                                                 VOT and    VKV and
(as a percentage of net assets attributable to common shares):  VKI Only   VKI Only
--------------------------------------------------------------  --------   --------
Investment Advisory Fees(d)..............................         0.91%      0.90%
Interest Payments on Borrowed Funds......................         0.00%      0.00%
Other Expenses...........................................         0.32%      0.27%
  Total Annual Expenses(d)...............................         1.23%      1.17%
Distributions
Distributions on Preferred Shares(e).....................         0.78%      0.76%
  Total Annual Expenses and Distributions on Preferred
    Shares...............................................         2.01%      1.93%

  EXAMPLE. The following example is intended to help you compare the costs of investing in the Acquiring Fund pro forma after the Reorganizations with the costs of investing in the Target Funds and the Acquiring Fund without the Reorganizations. An investor would pay the following expenses on a $1,000 investment, assuming (1) the operating expense ratio for each Fund (as a percentage of net assets attributable to common shares) set forth in the table above and (2) a 5% annual return throughout the period:

                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                        ------   -------   -------   --------
Van Kampen Municipal Opportunity Trust
  II (VOT)............................   $13       $41       $70       $155
Van Kampen Value Municipal Income
  Trust (VKV).........................   $12       $38       $65       $144
Van Kampen Advantage Municipal Income
  Trust II (VKI)......................   $13       $42       $72       $159
Pro Forma -- Van Kampen Advantage
  Municipal Income Trust II(a)
  (VKI)...............................   $12       $37       $64       $141

---------------

(a)Consistent with footnote (f) to the preceding table, the pro forma row shown above assumes each of the Reorganizations is completed. As described herein, an unfavorable vote by one of the Target Funds will not affect the implementation of the Reorganization of the other Target Fund if approved by such other Target Fund. This means that there could be other combinations of approved

   Reorganizations, and the pro forma rows below present these various combinations:

PRO FORMA                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------                           ------   -------   -------   --------
VOT and VKI only..................   $13       $39       $68       $149
VKV and VKI only..................   $12       $37       $64       $142

  The example set forth above assumes the reinvestment of all dividends and distributions. The example should not be considered a representation of past or future expenses or annual rates of return. Actual expenses or annual rates of return may be more or less than those assumed for purposes of the example.

  FURTHER INFORMATION REGARDING THE REORGANIZATIONS. The Target Fund Board has determined that each Reorganization is in the best interests of common shareholders of the respective Target Fund and that the interests of such shareholders will not be diluted as a result of their Fund's Reorganization. Similarly, the Acquiring Fund Board has determined that each Reorganization is in the best interests of common shareholders of the Acquiring Fund and that the interests of such shareholders will not be diluted as a result of any Reorganization. It is not anticipated that any of the Reorganizations will directly benefit preferred shareholders of any of the Funds; however, the Reorganizations will not materially adversely affect preferred shareholders of any of the Funds, and the expenses of the Reorganizations will not be borne by preferred shareholders of any of the Funds. As a result of the Reorganizations, however, shareholders of each Fund will hold a reduced percentage of ownership in the larger combined fund than they did in any of the separate Funds.

  Each of the Reorganizations is intended to qualify as a "reorganization" within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). If the Reorganizations so qualify, in general, shareholders of the Target Funds will recognize no gain or loss upon the receipt of shares of the Acquiring Fund in connection with the Reorganizations. Additionally, the Target Funds will recognize no gain or loss as a result of the transfer of all of their assets and liabilities in exchange for shares of the Acquiring Fund or as a result of their dissolution. Neither the Acquiring Fund nor its shareholders will recognize any gain or loss in connection with the Reorganizations.

  The Target Fund Board requests that shareholders of each Target Fund approve their Fund's proposed Reorganization at the Special Meeting to be held on September 23, 2005. Shareholder approval of each Reorganization requires the affirmative vote of shareholders of the respective Target Fund representing more than 50% of the outstanding common shares and preferred shares of such Target Fund entitled to vote, each voting separately as a class. Subject to the requisite approval of the shareholders of each Fund with regard to each Reorganization, it is expected that the closing date of the transaction (the "Closing Date") will be after the close of business on or about October 7, 2005, but it may be at a different time as described herein.

  The Target Fund Board recommends that you vote "FOR" your Target Fund's proposed Reorganization.

PROPOSAL 2: ISSUANCE OF ADDITIONAL ACQUIRING FUND COMMON SHARES

  In connection with each proposed Reorganization described under "Proposal 1:
Reorganizations of the Target Funds," the Acquiring Fund will issue additional Acquiring Fund Common Shares and list such shares on the AMEX and CHX. The Acquiring Fund will acquire substantially all of the assets and assume substantially all of the liabilities of each Target Fund in exchange for newly-issued Acquiring Fund Common Shares and newly-issued Acquiring Fund APS. The Reorganizations will result in no reduction of the net asset value of the Acquiring Fund Common Shares, other than to reflect the costs of the Reorganizations. No gain or loss will be recognized by the Acquiring Fund or its shareholders in connection with the Reorganization. The Acquiring Fund Board, based upon its evaluation of all relevant information, anticipates that each Reorganization will benefit holders of Acquiring Fund Common Shares. In particular, the Acquiring Fund Board believes, based on data presented by the Adviser, that the Acquiring Fund will experience a reduced overall operating expense ratio as a result of the Reorganizations.

  The Acquiring Fund Board requests that common shareholders of the Acquiring Fund approve the issuance of additional Acquiring Fund Common Shares at the Special Meeting to be held on September 23, 2005. Shareholder approval of the issuance of additional Acquiring Fund Common Shares requires the affirmative vote of a majority of the votes cast, provided that total votes cast on the proposal represent over 50% of all securities entitled to vote on the matter. Subject to the requisite approval of the shareholders of each Fund with regard to the Reorganizations, it is expected that the Closing Date will be after the close of business on or about October 7, 2005, but it may be at a different time as described herein.

  The Acquiring Fund Board recommends that you vote "FOR" the issuance of additional Acquiring Fund Common Shares in connection with the Reorganizations.

------------------------------------------------------------------------------
                PROPOSAL 1: REORGANIZATIONS OF THE TARGET FUNDS
------------------------------------------------------------------------------

  The Reorganizations seek to combine three similar Funds to achieve certain economies of scale and other operational efficiencies. Each Fund is registered as a diversified, closed-end management investment company under the 1940 Act. The investment objective of each Fund is to seek to provide common shareholders with a high level of current income exempt from federal income tax, consistent with preservation of capital. Each Fund seeks to achieve its investment objective, under normal market conditions, by investing substantially all of its total assets in municipal securities rated investment grade at the time of investment. The Funds are managed by the same investment advisory personnel.

  In each Reorganization, the Acquiring Fund will acquire substantially all of the assets and assume substantially all of the liabilities of the Target Fund in exchange for an equal aggregate value of Acquiring Fund Common Shares and Acquiring Fund APS. The Target Fund will distribute Acquiring Fund Common Shares to common shareholders of the Target Fund and Acquiring Fund APS to preferred shareholders of the Target Fund, and will then terminate its registration under the 1940 Act and dissolve under applicable state law. The aggregate net asset value of Acquiring Fund Common Shares received in the Reorganization will equal the aggregate net asset value of the Target Fund common shares held immediately prior to the Reorganization, less the costs of the Reorganization (though common shareholders may receive cash for fractional shares). The aggregate liquidation preference of Acquiring Fund APS received in the Reorganization will equal the aggregate liquidation preference of Target Fund preferred shares held immediately prior to the Reorganization. The Acquiring Fund will continue to operate as a registered closed-end investment company with the investment objective and policies described in this Joint Proxy Statement/Prospectus.

  The Target Fund Board, based upon its evaluation of all relevant information, anticipates that the common shareholders of each Target Fund will benefit from their Fund's respective Reorganization. In particular, the Target Fund Board believes, based on data presented by the Adviser, that common shareholders of each Target Fund will experience a reduced overall operating expense ratio as a result of their Fund's respective Reorganization. The combined fund resulting from the Reorganizations will have a larger asset base than any of the Funds has currently; certain fixed administrative costs, such as costs of printing shareholder reports and proxy statements, legal expenses, audit fees, mailing costs and other expenses, will be spread across this larger asset base, thereby lowering the expense ratio for common shareholders of the combined fund.

                    RISK FACTORS AND SPECIAL CONSIDERATIONS

  Because each Fund, under normal market conditions, invests substantially all of its assets in investment grade New York municipal securities, any risks inherent in such investments are equally applicable to each Fund and will apply to the combined fund after the Reorganizations. The Reorganizations themselves are not expected to adversely affect the rights of shareholders of any of the Funds or to create additional risks.

MARKET RISK

  Market risk is the possibility that the market values of securities owned by each Fund will decline. The prices of debt securities tend to fall as interest rates rise, and such declines tend to be greater among debt securities with longer maturities. Market risk is often greater among certain types of debt securities, such as zero coupon bonds which do not make regular interest payments but are instead bought at a discount to their face values and paid in full upon maturity. As interest rates change, these securities often fluctuate more in price than securities that make regular interest payments and therefore subject the Funds to greater market risk than a fund that does not own these types of securities. When-issued and delayed delivery transactions are subject to changes in market conditions from the time of the commitment until settlement. This may adversely affect the prices or yields of the securities being purchased. The greater the Funds' outstanding commitments for these securities, the greater the Funds' exposure to market price fluctuations.

INTEREST RATE RISK

  Interest rate risk is the risk that prices of municipal securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities.

CREDIT RISK

  Credit risk is the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Each Fund invests substantially all of its assets in municipal securities that are rated investment grade by Standard & Poor's ("S&P") or Moody's Investors Service Inc. ("Moody's") (or comparably rated by another nationally recognized statistical rating organization). Securities rated in the lowest investment grade category may have certain speculative characteristics.

INCOME RISK

  The income shareholders receive from their Fund is based primarily on interest rates, which can vary widely over the short- and long-term. If interest rates drop, the income from the Funds may drop as well.

CALL RISK

  If interest rates fall, it is possible that issuers of securities with high interest rates will prepay or "call" their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by the Funds in securities bearing the new, lower interest rates, resulting in a possible decline in the Funds' income and distributions to shareholders.

MUNICIPAL SECURITIES RISK

  Under normal market conditions, the Funds invest primarily in municipal securities. The yields of municipal securities may move differently and adversely compared to the yields of overall debt securities markets. Although the interest received from municipal securities generally is exempt from federal income tax, each Fund may invest all or a substantial portion of its total assets in municipal securities that pay interest that is subject to the federal alternative minimum tax. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

RISKS OF USING STRATEGIC TRANSACTIONS

  Each Fund may engage in certain transactions ("Strategic Transactions") designed to, among other things, reduce its exposure to interest rate movements. For example, each Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, financial futures and other financial instruments, purchase and sell financial futures contracts and enter into various interest rate transactions such as swaps, caps, floors or collars. If a Fund incorrectly forecasts market values, interest rates or other factors, that Fund's performance could suffer as a result of its Strategic Transactions. Each Fund also may suffer a loss if the other party to the Strategic Transaction fails to meet its obligations. The Funds are not required to use Strategic Transactions and may choose not to do so.

MANAGER RISK

  As with any managed fund, the investment adviser to each Fund may not be successful in selecting the best-performing securities or investment techniques, and a Fund's performance may lag behind that of similar funds.

MARKET DISCOUNT RISK

  Whether investors will realize gains or losses upon the sale of shares of a Fund will depend upon the market price of the shares at the time of original purchase and subsequent sale, which may be less or more than such Fund's net asset value per share. Since the market price of the shares will be affected by such factors as the relative demand for and supply of the shares in the market, general market and economic conditions and other factors beyond the control of the Funds, the Funds cannot predict whether shares of the Funds will trade at, below or above net asset value. Shares of closed-end funds often trade at a discount to their net asset values, and the Funds' shares may trade at such a discount.

  In order to reduce or eliminate a market value discount from net asset value, the Board of Trustees of a Fund may, subject to the terms of its preferred shares, authorize such Fund from time to time to repurchase its common shares in the open market or to tender for its common shares at net asset value. The Board of Trustees of a Fund, in consultation with the Adviser, reviews on a quarterly basis the possibility of open-market repurchases and/or tender offers for such Fund's common shares. Subject to its borrowing restrictions, a Fund may incur debt to finance such repurchases, which entails risks. The ability of a Fund to enter into tender offers and the common share repurchases may be limited by the 1940 Act asset coverage requirements and any additional asset coverage requirements which may be imposed by a rating agency in connection with any rating of the preferred shares. No assurance can be given that the Board of Trustees of a Fund will, in fact, authorize such Fund to undertake such repurchases and/or tender offers or that, if undertaken, such actions would result in such Fund's common shares trading at a price which is equal or close to net asset value.

LEVERAGE RISK

  Use of leverage, through the issuance of preferred shares, involves certain risks to holders of common shares of the Funds. For example, each Fund's issuance of preferred shares may result in higher volatility of the net asset value of its common shares and potentially more volatility in the market value of its common shares. In addition, changes in the short-term and medium-term dividend rates on, and the amount of taxable income allocable to, the preferred shares of a Fund will affect the yield to holders of common shares of such Fund. In certain circumstances, when a Fund is required to allocate taxable income to holders of its preferred shares, such Fund may be required to make an additional distribution to such holders in an amount approximately equal to the tax liability resulting from the allocation (an "Additional Dividend"). Leverage will allow holders of each Fund's common shares to realize a higher current rate of return than if a Fund were not leveraged as long as such Fund, while accounting for its costs and operating expenses, is able to realize a higher net return on its investment portfolio than the then-current dividend rate (and any Additional Dividend) paid on its preferred shares. Similarly, since a pro rata portion of each Fund's net realized capital gains is generally payable to holders of a Fund's common shares, the use of leverage will increase the amount of such gains distributed to holders of a Fund's common shares. However, short-term, medium-term and long-term interest rates change from time to time as do their relationships to each other (i.e., the slope of the yield curve) depending upon such factors as supply and demand forces, monetary and tax policies and investor expectations. Changes in any or all of such factors could cause the relationship between short-term, medium-term and long-term rates to change (i.e., to flatten or to invert the slope of the yield curve) so that short-term and medium-term rates may substantially increase relative to the long-term obligations in which each Fund may be invested. To the extent that the current dividend rate (and any Additional Dividend) on a Fund's preferred shares approaches the net return on such Fund's investment portfolio, the benefit of leverage to holders of common shares of such Fund will be decreased. If the current dividend rate (and any Additional Dividend) on the preferred shares were to exceed the net return on a Fund's portfolio, holders of common shares of such Fund would receive a lower rate of return than if the Fund were not leveraged. Similarly, since both the costs of issuing preferred shares and any decline in the value of a Fund's investments (including investments purchased with the proceeds from any preferred shares offering) will be borne entirely by holders of such Fund's common shares, the effect of leverage in a declining market would result in a greater decrease in net asset value to holders of common shares than if a Fund were not leveraged. If a Fund is liquidated, holders of that Fund's preferred shares will be entitled to receive liquidating distributions before any distribution is made to holders of common shares of such Fund.

  In an extreme case, a decline in net asset value could affect a Fund's ability to pay dividends on its common shares. Failure to make such dividend payments could adversely affect a Fund's qualification as a regulated investment company under the federal tax laws. However, each Fund intends to take all measures necessary to make required common share dividend payments. If a Fund's current investment income is ever insufficient to meet dividend payments on either its common shares or its preferred shares, such Fund may have to liquidate certain of its investments. In addition, each Fund has the authority to redeem its preferred shares for any reason and may be required to redeem all or part of its preferred shares in the following circumstances:

  - if the asset coverage for the preferred shares declines below 200%, either as a result of a decline in the value of a Fund's portfolio investments or as a result of the repurchase of common shares in tender offers or otherwise, or

  - in order to maintain the asset coverage guidelines established by Moody's and S&P in rating the preferred shares.

  Redemption of the preferred shares or insufficient investment income to make dividend payments may reduce the net asset value of a Fund's common shares and require a Fund to liquidate a portion of its investments at a time when it may be disadvantageous to do so.

ANTI-TAKEOVER PROVISIONS

  The Declaration of Trust of each Fund (in each case, the "Declaration of Trust") includes provisions that could limit the ability of other entities or persons to acquire control of that Fund or to change the composition of its Board of Trustees. Such provisions could limit the ability of common shareholders to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of either Fund.

SPECIAL RISKS RELATED TO PREFERRED SHARES

  AUCTION RISK. The dividend rate for the preferred shares of each Fund, including the Acquiring Fund, normally is set through an auction process. These preferred shares are referred to as "auction preferred shares." In the auction, preferred shareholders may indicate the dividend rate at which they would be willing to hold or sell their auction preferred shares or purchase additional shares. An auction fails if there are more auction preferred shares offered for sale than there are buyers, in which case preferred shareholders may not be able to sell their shares. Also, if preferred shareholders place bids to retain shares at an auction only at a specified dividend rate and that rate exceeds the rate set at the auction, they will not retain their shares. Additionally, if preferred shareholders buy auction preferred shares or elect to retain shares without specifying a dividend rate below which they would not wish to buy or continue to hold those shares, they could receive a lower rate of return on their auction preferred shares than the market rate. Finally, the dividend period for the auction preferred shares may be changed by the Funds, subject to certain conditions, including notice to preferred shareholders, which could also affect the liquidity of an investment in those shares.

  SECONDARY MARKET RISK. Broker-dealers may maintain a secondary trading market in the preferred shares outside of auctions; however, they are not obligated to do so and there can be no assurance that such a secondary market will develop or, if it does develop, that it will provide preferred shareholders with a liquid trading market. It may not be possible to sell preferred shares between auctions, or it may only be possible to sell them for a price less than their liquidation preference plus any accumulated dividends. An increase in the level of interest rates likely will have an adverse effect on the secondary market price of the preferred shares. Auction preferred shares may only be transferred outside of auctions to or through broker-dealers or other persons as the Funds permits.

  RATINGS AND ASSET COVERAGE RISKS. Although the preferred shares of each Fund have been rated "Aaa" by Moody's and "AAA" by S&P, such ratings do not eliminate or necessarily mitigate the risks of investing in preferred shares. Moody's or S&P could downgrade its rating of the preferred shares or withdraw its rating at any time, which may make the preferred shares less liquid at an auction or in the secondary market. If a Fund fail to satisfy its asset coverage ratios, it will be required to redeem a sufficient number of preferred shares in order to return to compliance with the asset coverage ratios. A Fund may voluntarily redeem preferred shares under certain circumstances in order to meet asset coverage tests.

                            COMPARISON OF THE FUNDS

INVESTMENT OBJECTIVE AND POLICIES

  The Funds pursue the same investment objective and have similar investment policies. Each Fund seeks to provide common shareholders with a high level of current income exempt from federal income tax consistent with preservation of capital. Under normal market conditions, each Fund invests at least 80% of its assets in municipal securities.

  Under normal market conditions, each Fund invests substantially all of its assets in municipal securities rated investment grade at the time of investment. Investment grade rated securities are rated BBB or higher by S&P or Baa or higher by Moody's (or comparably rated by any other nationally recognized statistical rating organization) in the case of long-term obligations, and have equivalent ratings in the case of short-term obligations. Securities rated BBB by S&P are regarded by S&P as having an adequate capacity to pay interest and repay principal. Securities rated Baa by Moody's are considered by Moody's as medium-grade obligations which lack outstanding investment characteristics and in fact have speculative characteristics as well.

  The foregoing policies with respect to credit quality of portfolio investments apply only at the time of purchase of a security, and the Funds are not required to dispose of a security in the event that S&P or Moody's (or any other nationally recognized statistical rating organization) downgrades its assessment of the credit characteristics of a particular issuer. In determining whether a Fund will retain or sell such a security, the Adviser may consider such factors as the Adviser's assessment of the credit quality of the issuer of such security, the price at which such security could be sold and the rating, if any, assigned to such security by other nationally recognized statistical rating organizations.

  Each Fund may invest an unlimited portion of its assets in municipal securities that pay interest that is subject to the alternative minimum tax provisions of federal tax law. A substantial portion of the income produced by each Fund may be taxable under the alternative minimum tax. The Funds may not be suitable investments for investors who are already subject to the federal alternative minimum tax or who would become subject to the federal alternative minimum tax as a result of an investment in the Funds.

  Each Fund may engage in certain hedging transactions and may purchase and sell put and call options on municipal securities and municipal securities indices. Such transactions are not treated as investments in municipal securities for the purpose of each Fund's policy of investing 80% of its total assets in municipal securities.

  MUNICIPAL SECURITIES. Municipal securities are obligations issued by or on behalf of states, certain territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is, in the opinion of bond counsel or other counsel to the issuer of such securities, at the time of issuance, not includable in gross income for regular federal income tax purposes. Under normal market conditions, at least 80% of each Fund's net assets are invested in municipal securities.

  The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. "General obligation" securities are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. "Revenue" securities are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Industrial development bonds are usually revenue securities, the credit quality of which is normally directly related to the credit standing of the industrial user involved.

  Within these principal classifications of municipal securities, there are a variety of categories of municipal securities, including fixed and variable rate securities, municipal bonds, municipal notes, municipal leases, custodial receipts, participation certificates and municipal securities the terms of which include elements of, or are similar in effect to, certain Strategic Transactions in which the Funds may engage. Variable rate securities bear rates of interest that are adjusted periodically according to formulae intended to reflect market rates of interest and include securities whose rates vary inversely with changes in market rates of interest. Municipal notes include tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Certain municipal lease obligations may include "nonappropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Custodial receipts are underwritten by securities dealers or banks and evidence ownership of future interest payments, principal payments or both on certain municipal securities. Participation certificates are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may represent participations in a lease, an installment purchase contract, or a conditional sales contract. Municipal securities may not be backed by the faith, credit and taxing power of the issuer.

  The Funds do not generally invest 25% or more of their respective total assets in any one industry. Governmental issuers of municipal securities are not considered part of any "industry" and are accordingly not subject to this 25% limitation. However, municipal securities backed only by the assets and revenues of non-governmental users may for this purpose be deemed to be issued by such non-governmental users, and the 25% limitation would apply to such obligations.

  Each Fund may invest in municipal securities backed by original issue insurance or secondary market insurance (collectively, "insurance"). The credit rating assigned by Moody's or S&P (or any other nationally recognized statistical rating organization) to municipal securities covered by insurance ordinarily will be based, at least in part, on such insurance. Although the Adviser periodically reviews the financial condition of insurers, there can be no assurance that the insurers will be able to honor their obligations in all circumstances. In the event of a default by an insurer on its obligations with respect to any municipal securities in a Fund's portfolio, the Fund would look to the issuer or guarantor of such municipal securities for payments of principal and interest and such issuer or any guarantor may not be rated investment grade. Alternatively, the Fund could elect to dispose of such municipal securities; however, the market prices for such municipal securities may be lower than the Fund's purchase price for them and the Fund could sustain a capital loss as a result.

  The amount of available information about the financial condition of municipal securities issuers may be less extensive than that for corporate issuers with publicly traded securities. Municipal securities in which the Funds may each invest include special obligation bonds, lease obligations, participation certificates, variable rate instruments and municipal securities the terms of which include elements of, or are similar in effect to, certain Strategic Transactions in which the Funds may engage. Certain of these instruments represent relatively recent innovations in the municipal securities markets. While the markets for such recent innovations progress through stages of development, such markets may be less liquid than more fully developed markets for municipal securities. Liquidity relates to the ability of a Fund to sell a security in a timely manner at a price which reflects the value of that security. Although it is generally the policy of the Funds to hold municipal securities until their maturity, the relative illiquidity of some of a Fund's portfolio securities may adversely affect the ability of the Fund to dispose of such securities in a timely manner and at a fair price.

  Each Fund may invest up to 15% of its net assets in "inverse floating rate obligations." Floating rate obligations bear rates of interest that are adjusted periodically to reflect changes in market rates of interest. Inverse floating rate obligations have rates that vary inversely with changes in market rates of interest. These securities have varying degrees of liquidity and the market value of such securities generally will fluctuate in response to changes in market rates of interest to a greater extent that the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

  TEMPORARY DEFENSIVE STRATEGIES. At times, the Adviser may judge that conditions in the markets for municipal securities make pursuing a Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, the Adviser may use alternative strategies, primarily designed to reduce fluctuations in the value of such Fund's assets. In implementing these "defensive" strategies, a Fund may invest to a substantial degree in other investment grade municipal securities, including liquid, high-quality, short-term municipal securities. If these other municipal securities are not available or, in the Adviser's judgment, do not afford sufficient protection against adverse market conditions, each Fund may invest in investment grade taxable securities. To the extent that a Fund invests in taxable securities for temporary defensive purposes, that Fund will not be invested in a manner primarily designed to achieve its investment objective of seeking to provide common shareholders with a high level of current income exempt from federal income tax.

OTHER INVESTMENT PRACTICES AND POLICIES

  In connection with the investment objective and policies described above, each Fund may, but is not required to, utilize various other investment strategies as described below to earn income, to facilitate portfolio management and to mitigate risk. Such strategies are generally accepted by modern portfolio managers and are regularly utilized by many investment companies and other institutional investors. These investment practices entail risks. Although the Adviser believes that these investment practices may further the Funds' respective investment objectives, no assurance can be given that these investment practices will achieve this result.

  STRATEGIC TRANSACTIONS. Each Fund may engage in certain Strategic Transactions to attempt to protect against possible changes in the market value of securities held in or to be purchased for its portfolio resulting from securities markets fluctuations, to protect unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of its portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables, including market conditions. The ability of a Fund to utilize these Strategic Transactions successfully depends on the Adviser's ability to predict pertinent market movements, which cannot be assured. Each Fund complies with applicable regulatory requirements when implementing these strategies, techniques and instruments.

  Strategic Transactions have risks associated with them, including possible default by the other party to the transaction, liquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Fund, force the sale of portfolio securities at inopportune times or for prices other than at current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the contemplated use of these futures contracts and options thereon should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts and the sale of options thereon would create, a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium.

  Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. Income earned or gains realized or deemed to be earned or realized, if any, by a Fund from engaging in Strategic Transactions generally will be taxable income of the Fund. Such income is allocated among the common shares and the preferred shares of a Fund on a pro rata basis.

  "WHEN-ISSUED" AND "DELAYED DELIVERY" TRANSACTIONS. Each Fund may also purchase and sell municipal securities on a "when-issued" and "delayed delivery" basis. No income accrues to a Fund on municipal securities in connection with such transactions prior to the date such Fund actually takes delivery of such securities. These transactions are subject to market fluctuation; the value of the municipal securities at delivery may be more or less than their purchase price, and yields generally available on municipal securities when delivery occurs may be higher than yields on the municipal securities obtained pursuant to such transactions. Because a Fund engaging in such transactions relies on the buyer or seller, as the case may be, to consummate the transaction, failure by the other party to complete the transaction may result in such Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When a Fund is the buyer in such a transaction, however, it will maintain, in a segregated account with its custodian, cash or liquid portfolio securities having an aggregate value equal to the amount of such purchase commitments until payment is made. A Fund will make commitments to purchase municipal securities on such basis only with the intention of actually acquiring these securities, but a Fund may sell such securities prior to the settlement date if such sale is considered to be advisable. To the extent a Fund engages in "when-issued" and "delayed delivery" transactions, it will do so for the purpose of acquiring securities for a Fund's portfolio consistent with a Fund's investment objective and policies and not for the purpose of investment leverage. No specific limitation exists as to the percentage of a Fund's assets which may be used to acquire securities on a "when-issued" or "delayed delivery" basis.

INVESTMENT RESTRICTIONS

  Each Fund's investment objective, each Fund's investment policy with respect to investing at least 80% of its total assets in municipal securities and the following investment restrictions are fundamental and cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities (defined in the 1940 Act as the lesser of (i) more than 50% of the Fund's outstanding common shares and of its outstanding preferred shares, voting by class, or (ii) 67% of such outstanding common shares and preferred shares, voting by class, present at a meeting at which the holders of more than 50% of the outstanding shares of each such class are present in person or by proxy). All other investment policies or practices are considered by the Funds not to be fundamental and accordingly may be changed without shareholder approval. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from policy. With respect to the limitations on borrowings, the percentage limitations apply at the time of purchase and on an ongoing basis.

  The Funds may not:

   1. With respect to 75% of their total assets, purchase any securities (other than obligations issued or guaranteed as to principal or interest by the United States Government or by its agencies or instrumentalities), if as a result more than 5% of a Fund's total assets would then be invested in securities of a single issuer or if as a result a Fund would hold more than 10% of the outstanding voting securities of any issuer, except that the Funds may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

   2. Invest more than 25% of their assets in a single industry; however, the Funds may from time to time invest more than 25% of their assets in one or more particular segments or sectors of the municipal securities market.

   3. Issue senior securities, as defined in the 1940 Act, other than preferred shares of beneficial interest, except to the extent such issuance might be involved with borrowings described under subparagraph (4) below or with respect to Strategic Transactions.

   4. Borrow money, except for temporary or emergency purposes from banks or for repurchase of their shares, and then only in an amount not exceeding one-third of a Fund's total assets, including the amount borrowed. The Funds will not mortgage, pledge or hypothecate any assets except in connection with a borrowing or a Strategic Transaction. The Funds will not purchase portfolio securities during any period in which such borrowings exceed 5% of the total asset value of a Fund. Notwithstanding this investment restriction, the Funds may enter into "when-issued" and "delayed delivery" transactions.

   5. Make loans of money or property to any person, except to the extent the securities in which the Funds may invest are considered to be loans and except that the Funds may lend money or property in connection with maintenance of the value of or a Fund's interest with respect to the securities owned by such Fund.

   6. Buy any securities "on margin." Neither the deposit of initial or variation margin in connection with Strategic Transactions nor short-term credits as may be necessary for the clearance of transactions is considered the purchase of a security on margin.

   7. Sell any securities "short," write, purchase or sell puts, calls or combinations thereof, or purchase or sell futures or options, except in connection with Strategic Transactions.

   8. Act as an underwriter of securities, except to the extent the Funds may be deemed to be underwriters in connection with the sale of securities held in their portfolios.

   9. Make investments for the purpose of exercising control or participation in management, except to the extent that exercise by the Funds of their rights under agreements related to municipal securities would be deemed to constitute such control or participation and except to the extent permitted by

      (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

  10. Invest in securities of other investment companies except as part of a merger, consolidation or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

  11. Invest in equity interests in oil, gas or other mineral exploration or development programs except pursuant to the exercise by the Funds of their rights under agreements relating to municipal securities.

  12. Purchase or sell real estate, commodities or commodity contracts, except to the extent the municipal securities in which the Funds may invest are considered to be interests in real estate and except to the extent that the Strategic Transactions in which the Funds may invest are considered to be commodities or commodities contracts.

As a matter of operating policy, each Fund will not invest 25% or more of its assets in a single industry; however, each Fund may from time to time invest 25% or more of its assets in a particular segment of the municipal securities market.

MANAGEMENT OF THE FUNDS

  THE BOARDS. The Board of each Fund is responsible for the overall supervision of the operations of its respective Fund and performs the various duties imposed on trustees of investment companies by the 1940 Act and under applicable state law.

  THE ADVISER. The investment adviser for each Fund is Van Kampen Asset Management. The Adviser is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company that administers more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and has more than $99 billion under management or supervision as of May 31, 2005. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. The principal business address of the Adviser and Van Kampen Investments is 1221 Avenue of the Americas, New York, New York 10020.

  Pursuant to separate investment advisory agreements between each Fund and the Adviser, each Fund pays the Adviser a monthly fee at the annual rate of 0.55% of such Fund's average daily net assets, including assets attributable to its preferred shares. Effective November 1, 2004, the investment advisory fee paid by each Fund was reduced from .60% to .55%. Subsequent to the Reorganizations, the Adviser will continue to receive compensation at the rate of 0.55% of the average daily net assets, including assets attributable to preferred shares, of the combined fund. Because the fees paid to the Adviser are calculated on net assets, including assets attributable to preferred shares, the fees earned by the Adviser will be higher when preferred shares are outstanding.

  Under a separate accounting services and legal services agreement, the Adviser (or its affiliate) provides accounting and legal services to each Fund. The Adviser (or its affiliate) allocates the cost of such services to each Fund.

  PORTFOLIO MANAGEMENT. Each Fund's portfolio is managed by the Adviser's Municipal Fixed Income team. The team is made up of established investment professionals. Current members of the team include Timothy Haney, Vice President of the Adviser; Robert Wimmel, Vice President of the Adviser; and John R. Reynoldson, Executive Director of the Adviser.

  Mr. Haney has worked for the Adviser since 1998 and began managing the Funds
in     . Mr. Wimmel has worked for the Adviser since 1996 and began managing the
Funds in     . Mr. Reynoldson has worked for the Adviser since 1987 and began
managing the Funds in     . Prior to     , Messrs. Wimmel and Reynoldson worked
in an investment management capacity for the Adviser.

  Mr. Haney is the lead portfolio manager of each Fund. Mssrs. Wimmel and Reynoldson are co-portfolio managers of each Fund. All team members are responsible for the day-to-day management of each Fund and for the execution of the overall strategy of each Fund.

  The Reorganization Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Acquiring Fund.

  The composition of the team may change without notice from time to time. PORTFOLIO TRANSACTIONS WITH AFFILIATES. The Adviser may place portfolio transactions, to the extent permitted by law, with brokerage firms affiliated with the Funds and the Adviser, if it reasonably believes that the quality of execution and the commission are comparable to that available from other qualified firms.

  LEGAL PROCEEDINGS INVOLVING THE ADVISER. The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates were named as defendants in a number of similar class action complaints which were consolidated. The amended complaint also names as defendants certain individual trustees and directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual trustees of any Van Kampen funds. The complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants' motion to dismiss this action is pending. After defendants moved to dismiss, the plaintiffs filed a motion for leave to amend the complaint, which is also pending. The proposed amendment drops all claims against the named investment companies, which are listed only as nominal defendants. The proposed amendment raises similar claims against the Adviser and its affiliates with respect to the investment companies advised by the Adviser or its affiliates, and, in addition, alleges that affiliates of the Adviser received undisclosed compensation for steering investors into thirteen non-affiliated fund families. The defendants intend to continue to defend this action vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of litigation.

  The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants individual trustees of certain Van Kampen funds; the named investment companies are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of Van Kampen funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the action described in the preceding paragraph. The defendants have moved to dismiss this action and otherwise intend to defend it vigorously. This action is currently stayed until the later of (i) a ruling on the motion to dismiss the action described in the preceding paragraph or (ii) a ruling on a motion to dismiss the action described in the next paragraph. While the defendants believe that they have meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of litigation.

  The plaintiff in the action described in the preceding paragraph filed a separate derivative action against the Adviser, certain affiliates of the Adviser, the individual trustees of certain Van Kampen funds, and certain unaffiliated entities. The named investment companies are listed as nominal defendants. The complaint alleges that certain unaffiliated entities engaged in or facilitated market timing and late trading in the Van Kampen funds, and that the Adviser, certain affiliates of the Adviser, and the trustees failed to prevent and/or detect such market timing and late trading. The complaint seeks, among other things, the removal of the current trustees of the funds, rescission of the management contracts and distribution plans for the funds, disgorgement of fees and profits from the Adviser and its affiliates, and monetary damages. The defendants' motion to dismiss this action is pending. While the defendants believe that they have meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of litigation.

  The Adviser and the individual trustees of certain Van Kampen funds are named as defendants in a recently filed class action complaint that alleges the defendants breached various fiduciary and statutory duties to investors by failing to ensure that the funds participated in securities class action settlements involving securities held in the funds' portfolios. The complaint seeks, among other things, compensatory and punitive damages. None of the funds are named as defendants, and no claims are asserted against them. Each of the defendants has moved or will move to dismiss the complaint and believes that they have meritorious defenses.

  The Adviser, one of the investment companies advised by the Adviser, and certain officers and directors of the investment company are defendants in a class action filed in 2001 alleging that the defendants issued a series of prospectuses and registration statements that were materially false and misleading. Among other things, the complaint alleges that the prospectuses and registration statements contained misleading descriptions of the method defendants used to value senior loan interests in the fund's portfolio, and that defendants materially overstated the net asset value of the fund. The parties recently reached an agreement to settle the case. The court preliminarily approved the settlement agreement in June 2005, subject to a later hearing on the fairness of the settlement agreement.

OTHER SERVICE PROVIDERS

  State Street Bank and Trust Company, 225 West Franklin Street, Boston, Massachusetts 02110, is the custodian for each of the Funds. EquiServe Trust Company, N.A., 250 Royall Street, Canton, Massachusetts 02021, is the transfer agent and dividend disbursing agent for the common shares of each Fund. Deutsche Bank Trust Company Americas ("Deutsche Bank"), 280 Park Avenue, New York, New York 10017, is the auction agent and dividend paying agent for the preferred shares of each Fund.

CAPITALIZATION

  The Board of Trustees of each Fund may authorize separate classes of shares together with such designation of preferences, rights, voting powers, restrictions, limitations, qualifications or terms as may be determined from time to time by the trustees. The following table sets forth the capitalization of the Target Funds and the Acquiring Fund as of January 31, 2005, and the pro forma capitalization of the combined fund as if the Reorganizations had occurred on that date.

               CAPITALIZATION AS OF JANUARY 31, 2005 (UNAUDITED)

                                             ACTUAL                      PRO FORMA
                              -------------------------------------   ----------------
                                            VAN KAMPEN   VAN KAMPEN      VAN KAMPEN
                              VAN KAMPEN      VALUE      ADVANTAGE       ADVANTAGE
                               MUNICIPAL    MUNICIPAL    MUNICIPAL       MUNICIPAL
                              OPPORTUNITY     INCOME       INCOME          INCOME
                               TRUST II       TRUST       TRUST II        TRUST II
                              -----------   ----------   ----------      ----------
NET ASSETS CONSIST OF
  (AMOUNTS IN THOUSANDS):
  Common Shares
    ($.01 par value)*.......   $    117      $    236     $     82       $      450
  Paid in surplus...........    158,834       331,229      108,295          597,841
  Net unrealized
    appreciation............     20,694        43,988       13,241           77,923
  Accumulated undistributed
    net investment income...        848         1,625          916            3,389
  Accumulated net realized
    gain (loss).............       (745)       (2,754)         694           (2,805)
  NET ASSETS APPLICABLE TO
    COMMON SHARES...........    179,748       374,324      123,228          676,798**
  PREFERRED SHARES ($.01 par
    value, with liquidation
    preference of $25,000,
    $25,000, $25,000 and
    $25,000,
    respectively)*..........    115,000       225,000       80,000          420,000
  NET ASSETS INCLUDING
    PREFERRED SHARES........    294,748       599,324      203,228        1,096,798
Net Asset Value per Common
  Share.....................      15.39         15.89        15.07            15.05

---------------

 * Based on the number of outstanding shares listed in "Outstanding Securities of the Funds" table below.

** Reflects a non-recurring cost associated with the Reorganizations of approximately $502,000, with $205,820 to be borne by common shareholders of Municipal Opportunity Trust II, $105,420 to be borne by common shareholders of Value Municipal Income Trust and $190,760 to be borne by common shareholders of the Acquiring Fund, assuming each of these Reorganizations is approved and completed.

                      OUTSTANDING SECURITIES OF THE FUNDS
                             AS OF JANUARY 31, 2005

                                                                    AMOUNT
                                                                 OUTSTANDING
                                                   AMOUNT HELD   EXCLUSIVE OF
                                                   BY FUND FOR   AMOUNT SHOWN
                                       AMOUNT        ITS OWN     IN PREVIOUS
TITLE OF CLASS                       AUTHORIZED      ACCOUNT        COLUMN
--------------                       ----------    -----------   ------------
VAN KAMPEN MUNICIPAL OPPORTUNITY
  TRUST II
  Common Shares....................    Unlimited        0         11,681,272
  Preferred Shares.................  100,000,000        0              4,600
VAN KAMPEN VALUE MUNICIPAL INCOME
  TRUST
  Common Shares....................    Unlimited        0         23,555,115
  Preferred Shares.................  100,000,000        0              9,000
VAN KAMPEN ADVANTAGE MUNICIPAL
  INCOME TRUST II
  Common Shares....................    Unlimited        0          8,175,881
  Preferred Shares.................  100,000,000        0              3,200

ADDITIONAL INFORMATION ABOUT COMMON SHARES OF THE FUNDS

  GENERAL. Common shareholders of a Fund are entitled to share equally in dividends declared by the Fund's Board of Trustees payable to holders of the common shares and in the net assets of the Fund available for distribution to holders of the common shares after payment of the preferential amounts payable to preferred shareholders. Common shareholders do not have preemptive or conversion rights and a Fund's common shares are not redeemable. The outstanding common shares of each Fund are fully paid and nonassessable (except as described under "Governing Law" below). So long as any preferred shares of a Fund are outstanding, holders of the Fund's common shares will not be entitled to receive any dividends or other distributions from the Fund unless all accumulated dividends on the Fund's outstanding preferred shares have been paid, and unless asset coverage (as defined in the 1940 Act) with respect to such preferred shares would be at least 200% after giving effect to such distributions.

  PURCHASE AND SALE. Purchase and sale procedures for the common shares of each of the Funds are identical. Investors typically purchase and sell common shares of the Funds through a registered broker-dealer on the NYSE, AMEX or CHX, as the case may be, thereby incurring a brokerage commission set by the broker-dealer. Alternatively, investors may purchase or sell common shares of the Funds through privately negotiated transactions with existing shareholders.

  COMMON SHARE PRICE DATA. The following table sets forth the high and low sales prices for common shares of each Fund on the NYSE or AMEX, as the case may be, for each full quarterly period within each Fund's two most recent fiscal years and for each full fiscal quarter of the current fiscal year, along with the net asset value and discount or premium to net asset value for each quotation.

                         MUNICIPAL OPPORTUNITY TRUST II

                           HIGH    NET ASSET    PREMIUM      LOW     NET ASSET    PREMIUM
QUARTERLY PERIOD ENDING   PRICE      VALUE     (DISCOUNT)   PRICE      VALUE     (DISCOUNT)
-----------------------   -----    ---------   ----------   -----    ---------   ----------
April 30, 2005..........  $14.09    $15.41       -8.57%     $12.79    $14.90      -14.16%
January 31, 2005........  $14.22    $15.15       -6.14%     $13.52    $14.88       -9.14%
October 31, 2004........  $14.35    $15.23       -5.78%     $13.64    $14.88       -8.33%
July 31, 2004...........  $13.70    $14.74       -7.06%     $12.43    $14.51      -14.33%
April 30, 2004..........  $15.16    $15.54       -2.45%     $12.92    $14.79      -12.64%
January 31, 2004........  $14.73    $15.44       -4.60%     $14.07    $14.97       -6.01%
October 31, 2003........  $14.35    $15.01       -4.40%     $13.35    $14.51       -7.99%
July 31, 2003...........  $15.30    $15.84       -3.41%     $13.79    $14.57       -5.35%
April 30, 2003..........  $14.35    $15.41       -6.88%     $13.90    $15.07       -7.76%
January 31, 2003........  $14.11    $15.03       -6.12%     $13.70    $14.95       -8.36%

                          VALUE MUNICIPAL INCOME TRUST

                           HIGH    NET ASSET    PREMIUM      LOW     NET ASSET    PREMIUM
QUARTERLY PERIOD ENDING   PRICE      VALUE     (DISCOUNT)   PRICE      VALUE     (DISCOUNT)
-----------------------   -----    ---------   ----------   -----    ---------   ----------
April 30, 2005..........  $14.33    $15.91       -9.93%     $13.03    $15.39      -15.33%
January 31, 2005........  $14.43    $15.61       -7.56%     $12.68    $15.53      -18.35%
October 31, 2004........  $14.80    $15.57       -4.95%     $14.02    $15.28       -8.25%
July 31, 2004...........  $14.00    $15.25       -8.20%     $12.87    $14.98      -14.09%
April 30, 2004..........  $15.55    $16.12       -3.54%     $13.25    $15.19      -12.77%
January 31, 2004........  $15.53    $15.82       -1.83%     $14.54    $15.70       -7.39%
October 31, 2003........  $14.71    $15.74       -6.54%     $14.00    $15.13       -7.47%
July 31, 2003...........  $15.59    $16.36       -4.71%     $14.30    $15.30       -6.54%
April 30, 2003..........  $14.85    $15.86       -6.37%     $14.14    $15.59       -9.30%
January 31, 2003........  $14.57    $15.82       -7.90%     $13.91    $15.50      -10.26%

                                 ACQUIRING FUND

                          HIGH    NET ASSET    PREMIUM      LOW     NET ASSET    PREMIUM
QUARTERLY PERIOD ENDING  PRICE      VALUE     (DISCOUNT)   PRICE      VALUE     (DISCOUNT)
-----------------------  -----    ---------   ----------   -----    ---------   ----------
April 30, 2005........   $14.46    $15.26       -5.24%     $13.30    $14.79      -10.07%
January 31, 2005......   $14.65    $14.83       -1.21%     $13.37    $14.78       -9.54%
October 31, 2004......   $14.79    $14.75        0.27%     $13.95    $14.56       -4.19%
July 31, 2004.........   $14.20    $14.46       -1.80%     $12.51    $14.21      -11.96%
April 30, 2004........   $15.65    $15.39        1.69%     $13.12    $14.53       -9.70%
January 31, 2004......   $15.75    $15.16        3.89%     $13.98    $14.68       -4.77%
October 31, 2003......   $14.13    $14.54       -2.82%     $13.44    $14.26       -5.75%
July 31, 2003.........   $15.46    $15.53       -0.45%     $13.47    $14.40       -6.46%
April 30, 2003........   $14.81    $15.17       -2.37%     $14.40    $14.68       -1.91%
January 31, 2003......   $14.70    $14.79       -0.61%     $14.05    $14.87       -5.51%

  As of July 29, 2005, (i) the net asset value per share for common shares of
Municipal Opportunity Trust II was $[         ] and the market price per share
was $[         ], representing a [premium/discount] to net asset value of
[    ]%, (ii) the net asset value per share for common shares of Value Municipal
Income Trust was $[         ] and the market price per share was $[         ],
representing a [premium/discount] to net asset value of [    ]%, and (iii) the
net asset value per share for Acquiring Fund Common Shares was $[         ] and
the market price per share was $[         ], representing a [premium/discount]
to net asset value of [    ]%.

  Common shares of the Target Funds have historically traded at a discount to net asset value while common shares of the Acquiring Fund have historically traded at both a premium and a discount to net asset value. In order to reduce or eliminate a market value discount from net asset value, the Board of Trustees of each Fund may, subject to the terms and conditions of its preferred shares, authorize that Fund from time to time to repurchase the common shares in the open market or to tender for the common shares at net asset value. The Board of Trustees of each Fund, in consultation with the Adviser, will review on a quarterly basis the possibility of open market repurchases and/or tender offers for the common shares. Subject to its borrowing restrictions, each Fund may incur debt to finance such repurchases, which entails risks. The ability of a Fund to enter into tender offers and the common share repurchases may be limited by the 1940 Act asset coverage requirements and any additional asset coverage requirements which may be imposed by a rating agency in connection with any rating of the preferred shares. No assurance can be given that the Board of Trustees of any Fund will, in fact, authorize that Fund to undertake such repurchases and/or tender offers or that, if undertaken, such actions would result in the common shares trading at a price which is equal or close to net asset value.

  DIVIDENDS AND DISTRIBUTIONS. The Funds' current policies with respect to dividends and distributions relating to their common shares are similar. It is each Fund's present policy, which may be changed by its Board of Trustees, to make monthly distributions to holders of its common shares of substantially all of a Fund's net investment income remaining after the payment of dividends on any outstanding preferred shares. Net income of each Fund consists of all interest income accrued on portfolio assets less all expenses of such Fund. Each Fund, including the Acquiring Fund, is required to allocate net capital gains and other taxable income, if any, received by the Fund among its common shares and preferred shares on a pro rata basis in the year for which such capital gains and other income is realized.

  Expenses of each Fund are accrued each day. Net realized capital gains, if any, are expected to be distributed to shareholders at least once a year. While there are any preferred shares of a Fund outstanding, such Fund may not declare any cash dividend or other distribution on their common shares, unless at the time of such declaration, (1) all accrued preferred share dividends have been paid and (2) the value of such Fund's total assets (determined after deducting the amount of such dividend or other distribution), less all liabilities and indebtedness of such Fund, is at least 200% (as required by the 1940 Act) of the liquidation value of the outstanding preferred shares (expected to equal the aggregate original purchase price of the outstanding preferred shares plus any accrued and unpaid dividends thereon, whether or not earned or declared an on a cumulative basis). In addition to the requirements of the 1940 Act, each Fund may be required to comply with other asset coverage requirements as a condition of a Fund obtaining a rating of its preferred shares from a nationally recognized rating service. These requirements may include an asset coverage test more stringent than under the 1940 Act. This limitation on a Fund's ability to make distributions on its common shares could in certain circumstances impair the ability of a Fund to maintain its qualification for taxation as a regulated investment company. Each Fund intends, however, to the extent possible, to purchase or redeem preferred shares from time to time to maintain compliance with such asset coverage requirements and may pay special dividends to the holders of the preferred shares in certain circumstances in connection with any such impairment of such Fund's status as a regulated investment company.

  For information concerning the manner in which dividends and distributions to holders of a Fund's common shares may be reinvested automatically in such Fund's common shares, see "-- Dividend Reinvestment Plan" below.

  DIVIDEND REINVESTMENT PLAN. Each Fund offers a Dividend Reinvestment Plan (each a "Plan" and collectively the "Plans") pursuant to which holders of common shares may elect to have all distributions of dividends and all capital gains automatically reinvested in common shares pursuant to such Plan. Unless common shareholders elect to participate in a Plan, all common shareholders receive distributions of dividends and capital gains in cash. The Plans for the Target Funds and the Acquiring Fund are similar. EquiServe Trust Company, N.A., as plan agent (the "Plan Agent"), serves as agent for the holders of common shares of each Fund in administering the Plans.

  After the Reorganizations, a holder of shares of a Fund who currently elects to receive dividends in cash will continue to receive dividends in cash; all holders who currently elect to participate in the Plan of a Fund will have their dividends automatically reinvested in shares of the combined fund. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43011, Providence, Rhode Island 02940-3011. Telephone calls concerning the Plan may be directed to the Plan Agent between the hours of 7:30 a.m. and 5:00 p.m. Central Standard Time at (800) 341-2929.

ADDITIONAL INFORMATION ABOUT PREFERRED SHARES OF THE FUNDS

  GENERAL. The preferred shares of each Fund are labeled "auction preferred shares" ("APS"). APS are preferred shares of beneficial interest which entitle their holders to receive dividends when, as and if declared by the Board of Trustees of a Fund, out of funds legally available therefore, at a rate per annum that may vary for the successive dividend periods. The liquidation preference of each Fund's APS is $25,000 per share. APS are not traded on a stock exchange or over-the-counter. Holders of a Fund's preferred shares do not have preemptive rights to purchase any shares of the same series or any other preferred shares that might be issued. The net asset value per share of a Fund's preferred shares equals its liquidation preference plus accumulated but unpaid dividends per share.

  SERIES. Under the 1940 Act, each Fund is permitted to have outstanding more than one series of preferred shares as long as no single series has priority over another series as to the distribution of assets of the Fund or the payment of dividends. Municipal Opportunity Trust II currently has three series of preferred shares outstanding, Value Municipal Income Trust currently has five series of preferred shares outstanding and the Acquiring Fund currently has two series of preferred shares outstanding. If the Reorganizations are approved and completed, the combined fund will have 10 series of preferred shares. The existing series of Acquiring Fund APS will remain Series A and Series B, and the Acquiring Fund will issue Series C, Series D and Series E APS in exchange for the three existing series of preferred shares of Municipal Opportunity Trust II, and Series F, Series G, Series H, Series I and Series J APS in exchange for the five existing series of preferred shares of Value Municipal Income Trust. The aggregate liquidation preference of each new series will equal the aggregate liquidation preference of the existing shares that the respective new series replaces. For each series, the number of days in the regular dividend period, the number of shares and the liquidation preference per share will be the same as the existing series.

  PURCHASE AND SALE. Each Fund's APS are purchased and sold at separate auctions conducted on a regular basis (unless a Fund elects, subject to certain limitations, to declare a special dividend period) by Deutsche Bank, as the auction agent for each Fund's APS (the "Auction Agent"). Unless otherwise permitted by the Funds, existing and potential holders of APS only may participate in auctions through their broker-dealers. Broker-dealers submit the orders of their respective customers who are existing and potential holders of APS to the Auction Agent. On or prior to each auction date for the APS (the business day next preceding the first day of each dividend period), each holder may submit orders to buy, sell or hold APS to its broker-dealer. Outside of these auctions, shares of APS may be purchased or sold through broker-dealers for the APS in a secondary trading market maintained by the broker-dealers. However, there can be no assurance that a secondary market will develop or, if it does develop, that it will provide holders with a liquid trading market.

  DIVIDENDS AND DISTRIBUTIONS. The holders of each Fund's preferred shares are entitled to receive, when, as and if declared by the Board of Trustees of the Fund, out of funds legally available therefor, cumulative cash dividends on their shares. Dividends on each Fund's preferred shares so declared and payable shall be paid in preference to and in priority over any dividends so declared and payable on the Fund's common shares.

  Prior to each dividend payment date, the Funds are required to deposit with the Auction Agent sufficient funds for the payment of such declared dividends. The Funds do not intend to establish any reserves for the payment of dividends, and no interest will be payable in respect of any dividend payment or payment on a Fund's preferred shares which may be in arrears.

  Each Fund, including the Acquiring Fund, is required to allocate net capital gains and other taxable income, if any, proportionately among its common shares and preferred shares. The amount of taxable income allocated to the APS depends upon the amount of such income realized by a Fund, but is generally not expected to be significant.

  In normal circumstances, whenever a Fund intends to include any net capital gains or other taxable income in any dividend on APS, the Fund will notify the Auction Agent of the amount to be so included prior to the auction establishing the applicable rate for such dividend. The Auction Agent will in turn notify each broker-dealer who will notify existing and potential holders of the APS. As a result, auction participants may, in response to such information, place bids which take account of the inclusion of net capital gains or other taxable income in the dividend. If a Fund retroactively allocates any net capital gains or other taxable income to the APS without having given notice to the Auction Agent, the Fund will pay an Additional Dividend to offset substantially the tax effect thereof.

  DIVIDEND RATES. The following table provides information about the dividend rates for each Fund's preferred shares as of a recent auction date:

AUCTION DATE                            FUND                        RATE
------------                            ----                        ----
        , 2005       Municipal Opportunity Trust II.............          %
        , 2005       Value Municipal Income Trust...............          %
        , 2005       Acquiring Fund.............................          %

  The dividend rates in effect at the closing of the Reorganizations will be the rates determined in the or auction most recently preceding such closing.

  RATINGS. The Funds' preferred shares have all been assigned a rating of "AAA" from S&P and "Aaa" from Moody's. Each Fund intends that, so long as its preferred shares are outstanding, the composition of its portfolio will reflect guidelines established by S&P and Moody's in connection with each Fund's receipt of a rating for such shares of at least "AAA" from S&P and "Aaa" from Moody's. S&P and Moody's, which are nationally recognized statistical rating organizations, issue ratings for various securities reflecting the perceived creditworthiness of such securities. The guidelines for rating such preferred shares have been developed by S&P and Moody's in connection with issuances of asset-backed and similar securities, including debt obligations and variable rate preferred stock, generally on a case-by-case basis through discussions with the issuers of these securities. The guidelines are designed to ensure that assets underlying outstanding debt or preferred stock will be varied sufficiently and will be of sufficient quality and amount to justify investment grade ratings. The guidelines do not have the force of law but have been adopted by each Fund in order to satisfy current requirements necessary for S&P and Moody's to issue the above-described ratings for the preferred shares, which ratings generally are relied upon by institutional investors in purchasing such securities. The guidelines provide a set of tests for portfolio composition and asset coverage that supplement (and in some cases are more restrictive than) the applicable requirements under the 1940 Act.

  Each Fund may, but is not required to, adopt any modifications to these guidelines that hereafter may be established by S&P or Moody's. Failure to adopt any such modifications, however, may result in a change in the ratings described above or a withdrawal of the ratings altogether. In addition, any rating agency providing a rating for a Fund's preferred shares, at any time, may change or withdraw any such rating. As set forth in the Certificate of Vote of Trustees Establishing Preferred Shares of each Fund (each a "Certificate of Vote"), the Board of Trustees of each Fund, without shareholder approval, may modify certain definitions or restrictions that have been adopted by the Fund pursuant to the rating agency guidelines, provided the Board of Trustees has obtained written confirmation from S&P and Moody's that any such change would not impair the ratings then assigned by S&P and Moody's to the preferred shares. For so long as any of its preferred shares are rated by S&P or Moody's, as the case may be, a Fund's use of options and financial futures contracts and options thereon will be subject to certain limitations mandated by the rating agencies.

  REDEMPTIONS. The redemption provisions pertaining to the preferred shares of each Fund are similar. Preferred shares of each Fund are generally redeemable at the option of the Fund at a price equal to their liquidation preference of $25,000 per share plus accumulated but unpaid dividends (whether or not earned or declared) to the date of redemption plus, in certain circumstances, a redemption premium. Preferred shares of each Fund are also subject to mandatory redemption at a price equal to their liquidation preference plus accumulated but unpaid dividends (whether or not earned or declared) to the date of redemption upon the occurrence of certain specified events, such as the failure of a Fund to maintain asset coverage requirements for its preferred shares specified by Moody's and S&P in connection with their issuance of ratings on the preferred shares.

  LIQUIDATION RIGHTS. Upon any liquidation, dissolution or winding up of any of the Funds, whether voluntary or involuntary, the holders of such Fund's preferred shares will be entitled to receive, out of the assets of the Fund available for distribution to shareholders, before any distribution or payment is made upon any of the Fund's common shares or any other capital shares of the Fund ranking junior in right of payment upon liquidation to preferred shares, $25,000 per share together with the amount of any dividends accumulated but unpaid (whether or not earned or declared) thereon to the date of distribution, and after such payment the preferred shareholders will be entitled to no other payments except for any Additional Dividends. If such assets of the Fund are insufficient to make the full liquidation payment on the preferred shares and liquidation payments on any other outstanding class or series of preferred shares of the Fund ranking on a parity with the preferred shares as to payment upon liquidation, then such assets will be distributed among the preferred shareholders and the holders of shares of such other class or series ratably in proportion to the respective preferential amounts to which they are entitled. After payment of the full amount of liquidation distribution to which they are entitled, the holders of a Fund's preferred shares will not be entitled to any further participation in any distribution of assets by the Fund except for any Additional Dividends. A consolidation, merger or share exchange of a Fund with or into any other entity or entities or a sale, whether for cash, shares of stock, securities or properties, of all or substantially all or any part of the assets of the Fund shall not be deemed or construed to be a liquidation, dissolution or winding up of the Fund for this purpose.

  ADDITIONAL INFORMATION. For additional information on Acquiring Fund APS, Target Fund shareholders should consult the Reorganization Statement of Additional Information, which contains a more complete summary of the terms of the Acquiring Fund APS, and the Certificate of Vote governing the Acquiring Fund APS, included as Appendix B to the Reorganization Statement of Additional Information. APS issued in connection with the Reorganizations will be governed by the Certificate of Vote of the Acquiring Fund, which, upon completion of the Reorganizations, will be amended to reflect the creation of new series and the issuance of additional APS. As a result of the Reorganizations, the last dividend periods for the Target Funds' preferred shares prior to the Closing Date and the initial dividend periods for the Acquiring Fund APS issued in connection with the Reorganizations after the Closing Date may be shorter than the regular dividend periods for such shares.

GOVERNING LAW

  Each Fund is organized as a business trust under the laws of The Commonwealth of Massachusetts. Municipal Opportunity Trust II was organized on April 8, 1993 and commenced investment operations on June 25, 1993; Value Municipal Income Trust was organized on December 21, 1992 and commenced investment operations on March 26, 1993; and the Acquiring Fund was organized on June 28, 1993 and commenced investment operations on August 27, 1993.

  Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of each Fund contains an express disclaimer of shareholder liability in connection with Fund property or for acts, obligations or affairs of the Fund and provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for the obligations of that Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. Given the nature of each Fund's assets and operations, the possibility of a Fund being unable to meet its obligations is remote and, in the opinion of counsel to the Funds, the risk to the Funds' respective shareholders is remote.

  Each Fund is also subject to federal securities laws, including the 1940 Act and the rules and regulations promulgated by the SEC thereunder, and applicable state securities laws. Each Fund is registered as a diversified, closed-end management investment company under the 1940 Act.

CERTAIN PROVISIONS OF THE DECLARATIONS OF TRUST

  Each Fund's Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board of Trustees, and could have the effect of depriving common shareholders of an opportunity to sell their common shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund. The Board of Trustees of each Fund is divided into three classes, with the term of one class expiring at the annual meeting of shareholders. At each annual meeting, each class whose term is expiring will be elected to a three-year term. This provision could delay for up to two years the replacement of a majority of the Board of Trustees. A trustee may be removed from office only for cause by a written instrument signed by at least two-thirds of the remaining trustees or by a vote of the holders of at least two-thirds of the class of shares of the Fund that elected such trustee and entitled to vote on the matter.

  In addition, each Fund's Declaration of Trust requires the favorable vote of the holders of at least 75% of the outstanding shares of each class of the Fund, voting as a class, then entitled to vote to approve, adopt or authorize certain transactions with 5%-or-greater holders of a class of shares and their associates, unless the Board of Trustees shall by resolution have approved a memorandum of understanding with such holders, in which case normal voting requirements would be in effect. For purposes of these provisions, a 5%-or-greater holder of a class of shares (a "Principal Shareholder") refers to any person who, whether directly or indirectly and whether alone or together with its affiliates and associates, beneficially owns 5% or more of the outstanding shares of any class of beneficial interest of the Fund. The transactions subject to these special approval requirements are: (i) the merger or consolidation of the Fund or any subsidiary of the Fund with or into any Principal Shareholder; (ii) the issuance of any securities of the Fund to any Principal Shareholder for cash (except pursuant to the Dividend Reinvestment
Plan); (iii) the sale, lease or exchange of all or any substantial part of the assets of the Fund to any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period); or (iv) the sale, lease or exchange to the Fund or any subsidiary thereof, in exchange for securities of the Fund, of any assets of any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for purposes of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period).

  The Board of Trustees of each Fund has determined that the 75% voting requirements described above, which are greater than the minimum requirements under Massachusetts law or the 1940 Act, are in the best interest of shareholders of each respective Fund generally. Reference should be made to the Declaration of Trust of each Fund on file with the SEC for the full text of these provisions.

  The Declaration of Trust of each Fund further provides that no trustee, officer, employee or agent of the Fund is liable to the Fund or to any shareholder, nor is any trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of their duties. It also provides that all third persons shall look solely to the Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

CONVERSION TO OPEN-END FUND

  Each Fund may be converted to an open-end investment company at any time by an amendment to its Declaration of Trust. Each Fund's Declaration of Trust provides that such an amendment would require the approval of (a) a majority of the trustees, including the approval by a majority of the disinterested trustees of the Fund, and (b) the lesser of (i) more than 50% of the Fund's outstanding common and preferred shares, each voting as a class or (ii) 67% of the common and preferred shares, each voting as a class, present at a meeting at which holders of more than 50% of the outstanding shares of each such class are present in person or by proxy. If approved in the foregoing manner, conversion of the Fund could not occur until 90 days after the shareholders' meeting at which such conversion was approved and would also require at least 30 days prior notice to all shareholders. Conversion of a Fund to an open-end investment company would require the redemption of all outstanding preferred shares, which would eliminate the leveraged capital structure of the Fund. In the event of conversion, the common shares would cease to be listed on the NYSE, AMEX, CHX, NASDAQ National Market System or other national securities exchange or national market system. Shareholders of an open-end investment company may require the company to redeem their shares at any time (except in certain circumstances as authorized by or under the 1940 Act) at their net asset value, less such redemption charge, if any, as might be in effect at the time of a redemption. If a Fund were converted to an open-end fund, it is likely that new common shares would be sold at net asset value plus a sales load. Following any such conversion, it is also possible that certain of the Fund's investment policies and strategies would have to be modified to assure sufficient portfolio liquidity. In particular, the Fund would be required to maintain its portfolio such that not more than 15% of its assets would be invested in illiquid securities. Such requirement could cause the Fund to dispose of portfolio securities or other assets at a time when it is not advantageous to do so, and could adversely affect the ability of the Fund to meet its investment objective.

VOTING RIGHTS

  Voting rights are identical for the holders of each Fund's common shares. Common shareholders of each Fund are entitled to one vote for each share held.

Except as set forth above under "Certain Provisions of the Declarations of Trust" or "Conversion to Open-End Fund," or except as expressly required by applicable law or expressly set forth in the designation of rights and preferences with respect to a Fund's preferred shares, preferred shareholders have no voting rights. When preferred shareholders are entitled to vote, they are also entitled to cast one vote per share held.

  Preferred shareholders of a Fund, voting as a class, are entitled to elect two of the Fund's trustees. Under the 1940 Act, if at any time dividends on a Fund's preferred shares are unpaid in an amount equal to two full years dividends thereon, the holders of all outstanding preferred shares, voting as a class, are entitled to elect a majority of the Fund's trustees until all dividends have been paid or declared and set apart for payment. The affirmative vote of a majority of the preferred shareholders of a Fund, voting as a class, is required to amend, alter or repeal any of the preferences, rights or powers of preferred shareholders so as to materially and adversely affect such preferences, rights or powers, or increase or decrease the number of preferred shares authorized to be issued.

FINANCIAL HIGHLIGHTS

  MUNICIPAL OPPORTUNITY TRUST II. The following schedule presents financial highlights for one common share of the Fund outstanding throughout the periods indicated.

                                                             YEAR ENDED OCTOBER 31,
                                      2004      2003     2002(A)    2001       2000       1999       1998
                                      ----      ----     -------    ----       ----       ----       ----
NET ASSET VALUE, BEGINNING OF THE
 PERIOD............................  $ 15.02   $ 15.01   $ 14.91   $ 13.77   $  13.28   $  15.08   $  14.51
                                     -------   -------   -------   -------   --------   --------   --------
 Net Investment Income.............     1.03      1.08      1.09      1.10       1.13       1.12       1.12
 Net Realized and Unrealized
   Gain/Loss.......................      .19       .02       .06      1.11        .54      (1.82)       .57
 Common Share Equivalent of
 Distributions Paid to Preferred
 Shareholders:
   Net Investment Income...........     (.10)     (.10)     (.13)     (.31)      (.40)      (.32)      (.34)
                                     -------   -------   -------   -------   --------   --------   --------
Total from Investment Operations...     1.12      1.00      1.02      1.90       1.27      (1.02)      1.35
Distributions Paid to Common
 Shareholders:
   Net Investment Income...........     (.97)     (.99)     (.92)     (.76)      (.78)      (.78)      (.78)
                                     -------   -------   -------   -------   --------   --------   --------
NET ASSET VALUE, END OF THE
 PERIOD............................  $ 15.17   $ 15.02   $ 15.01   $ 14.91   $  13.77   $  13.28   $  15.08
                                     =======   =======   =======   =======   ========   ========   ========
Common Share Market Price at End of
 the Period........................  $ 14.07   $ 14.20   $ 13.80   $ 13.36   $11.8125   $11.5625   $14.0625
Total Return(b)....................    6.12%    10.27%    10.36%    20.07%      9.19%    -12.84%     17.23%
Net Assets Applicable to Common
 Shares at End of the Period (In
 millions).........................  $ 177.2   $ 175.4   $ 175.3   $ 174.2   $  160.8   $  155.1   $  176.1
Ratio of Expenses to Average Net
 Assets Applicable to Common
 Shares(c).........................    1.42%     1.44%     1.55%     1.76%      1.85%      1.79%      1.79%
Ratio of Net Investment Income to
 Average Net Assets Applicable to
 Common Shares(c)..................    6.87%     7.11%     7.44%     7.66%      8.44%      7.68%      7.54%
Portfolio Turnover.................      21%       35%       44%       45%        22%        25%        13%
SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net
 Assets Including Preferred
 Shares(c).........................     .86%      .87%      .93%     1.04%      1.06%      1.06%      1.08%
Ratio of Net Investment Income to
 Average Net Assets Applicable to
 Common Shares(d)..................    6.19%     6.46%     6.54%     5.48%      5.48%      5.50%      5.20%
SENIOR SECURITIES:
Total Preferred Shares
 Outstanding.......................    4,600     4,600     4,600     4,600      4,600      4,600      2,300
Asset Coverage Per Preferred
 Share(e)..........................  $63,528   $63,132   $63,114   $62,863   $ 59,963   $ 58,717   $126,569
Involuntary Liquidating Preference
 Per Preferred Share...............  $25,000   $25,000   $25,000   $25,000   $ 25,000   $ 25,000   $ 50,000
Average Market Value Per Preferred
 Share.............................  $25,000   $25,000   $25,000   $25,000   $ 25,000   $ 25,000   $ 50,000

                                         YEAR ENDED OCTOBER 31,
                                       1997       1996       1995
                                       ----       ----       ----
NET ASSET VALUE, BEGINNING OF THE
 PERIOD............................  $  13.88   $  13.72   $  12.20
                                     --------   --------   --------
 Net Investment Income.............      1.13       1.14       1.15
 Net Realized and Unrealized
   Gain/Loss.......................       .60        .12       1.55
 Common Share Equivalent of
 Distributions Paid to Preferred
 Shareholders:
   Net Investment Income...........      (.35)      (.35)      (.38)
                                     --------   --------   --------
Total from Investment Operations...      1.38        .91       2.32
Distributions Paid to Common
 Shareholders:
   Net Investment Income...........      (.75)      (.75)      (.80)
                                     --------   --------   --------
NET ASSET VALUE, END OF THE
 PERIOD............................  $  14.51   $  13.88   $  13.72
                                     ========   ========   ========
Common Share Market Price at End of
 the Period........................  $12.6875   $ 11.625   $ 11.375
Total Return(b)....................    16.02%      8.98%     16.07%
Net Assets Applicable to Common
 Shares at End of the Period (In
 millions).........................  $  169.5   $  162.1   $  160.2
Ratio of Expenses to Average Net
 Assets Applicable to Common
 Shares(c).........................     1.83%      1.90%      1.94%
Ratio of Net Investment Income to
 Average Net Assets Applicable to
 Common Shares(c)..................     8.04%      8.31%      8.85%
Portfolio Turnover.................       23%        37%        58%
SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net
 Assets Including Preferred
 Shares(c).........................     1.08%      1.10%      1.10%
Ratio of Net Investment Income to
 Average Net Assets Applicable to
 Common Shares(d)..................     5.56%      5.77%      5.88%
SENIOR SECURITIES:
Total Preferred Shares
 Outstanding.......................     2,300      2,300      2,300
Asset Coverage Per Preferred
 Share(e)..........................  $123,694   $120,481   $119,666
Involuntary Liquidating Preference
 Per Preferred Share...............  $ 50,000   $ 50,000   $ 50,000
Average Market Value Per Preferred
 Share.............................  $ 50,000   $ 50,000   $ 50,000

(a) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the period ended October 31, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gains and losses per share by $.01 and increase the ratio of investment income to average net assets applicable to common shares by .03%. Per share, ratios and supplemental data for the periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

(b) Total return based assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Fund's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d) Ratios reflect the effect of dividend payments to preferred shareholders.

(e) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets and dividing this by the number of preferred shares outstanding.

  VALUE MUNICIPAL INCOME TRUST. The following schedule presents financial highlights for one common share of the Fund outstanding throughout the periods indicated.

                                                             YEAR ENDED OCTOBER 31,
                                      2004      2003     2002(A)    2001       2000       1999       1998
                                      ----      ----     -------    ----       ----       ----       ----
NET ASSET VALUE, BEGINNING OF THE
 PERIOD............................  $ 15.58   $ 15.63   $ 15.68   $ 14.38   $  13.80   $  15.64   $  15.14
                                     -------   -------   -------   -------   --------   --------   --------
 Net Investment Income.............     1.05      1.10      1.11      1.13       1.15       1.14       1.14
 Net Realized and Unrealized
   Gain/Loss.......................      .12      (.04)     (.06)     1.25        .63      (1.86)       .51
 Common Share Equivalent of
 Distributions Paid to Preferred
 Shareholders:
   Net Investment Income...........     (.10)     (.10)     (.13)     (.31)      (.39)      (.31)      (.34)
                                     -------   -------   -------   -------   --------   --------   --------
Total from Investment Operations...     1.07       .96       .92      2.07       1.39      (1.03)      1.31
Distributions Paid to Common
 Shareholders:
   Net Investment Income...........     (.99)    (1.01)     (.97)     (.77)      (.81)      (.81)      (.81)
                                     -------   -------   -------   -------   --------   --------   --------
NET ASSET VALUE, END OF THE
 PERIOD............................  $ 15.66   $ 15.58   $ 15.63   $ 15.68   $  14.38   $  13.80   $  15.64
                                     =======   =======   =======   =======   ========   ========   ========

Common Share Market Price at End of
 the Period........................  $ 14.46   $ 14.70   $ 14.37   $ 13.78   $  12.25   $12.0625   $  14.75
Total Return(b)....................    5.25%     9.61%    11.50%    19.22%      8.56%    -13.29%     15.10%
Net Assets Applicable to Common
 Shares at End of the Period (In
 millions).........................  $ 368.9   $ 366.9   $ 368.1   $ 369.3   $  338.7   $  325.1   $  368.5
Ratio of Expenses to Average Net
 Assets Applicable to Common
 Shares(c).........................    1.32%     1.33%     1.46%     1.63%      1.77%      1.67%      1.67%
Ratio of Net Investment Income to
 Average Net Assets Applicable to
 Common Shares(c)..................    6.76%     6.99%     7.22%     7.49%      8.36%      7.56%      7.41%
Portfolio Turnover.................      24%       30%       38%       30%        25%        35%        24%

SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net
 Assets Including Preferred
 Shares(c).........................     .82%      .83%      .90%     1.00%      1.05%      1.02%      1.03%
Ratio of Net Investment Income to
 Average Net Assets Applicable to
 Common Shares(d)..................    6.09%     6.37%     6.36%     5.44%      5.55%      5.50%      5.21%

SENIOR SECURITIES:
Total Preferred Shares
 Outstanding.......................    9,000     9,000     9,000     9,000      9,000      9,000      4,500
Asset Coverage Per Preferred
 Share(e)..........................  $65,999   $65,769   $65,910   $66,028   $ 62,631   $ 61,123   $131,890
Involuntary Liquidating Preference
 Per Preferred Share...............  $25,000   $25,000   $25,000   $25,000   $ 25,000   $ 25,000   $ 50,000
Average Market Value Per Preferred
 Share.............................  $25,000   $25,000   $25,000   $25,000   $ 25,000   $ 25,000   $ 50,000

                                         YEAR ENDED OCTOBER 31,
                                       1997       1996       1995
                                       ----       ----       ----
NET ASSET VALUE, BEGINNING OF THE
 PERIOD............................  $  14.50   $  14.37   $  12.90
                                     --------   --------   --------
 Net Investment Income.............      1.16       1.17       1.18
 Net Realized and Unrealized
   Gain/Loss.......................       .63        .13       1.57
 Common Share Equivalent of
 Distributions Paid to Preferred
 Shareholders:
   Net Investment Income...........      (.34)      (.34)      (.38)
                                     --------   --------   --------
Total from Investment Operations...      1.45        .96       2.37
Distributions Paid to Common
 Shareholders:
   Net Investment Income...........      (.81)      (.83)      (.90)
                                     --------   --------   --------
NET ASSET VALUE, END OF THE
 PERIOD............................  $  15.14   $  14.50   $  14.37
                                     ========   ========   ========
Common Share Market Price at End of
 the Period........................  $13.5625   $ 12.375   $  12.75
Total Return(b)....................    16.61%      3.70%     27.67%
Net Assets Applicable to Common
 Shares at End of the Period (In
 millions).........................  $  356.6   $  341.5   $  338.4
Ratio of Expenses to Average Net
 Assets Applicable to Common
 Shares(c).........................     1.70%      1.77%      1.80%
Ratio of Net Investment Income to
 Average Net Assets Applicable to
 Common Shares(c)..................     7.93%      8.15%      8.67%
Portfolio Turnover.................       32%        42%        50%
SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net
 Assets Including Preferred
 Shares(c).........................     1.03%      1.06%      1.06%
Ratio of Net Investment Income to
 Average Net Assets Applicable to
 Common Shares(d)..................     5.61%      5.78%      5.90%
SENIOR SECURITIES:
Total Preferred Shares
 Outstanding.......................     4,500      4,500      4,500
Asset Coverage Per Preferred
 Share(e)..........................  $129,243   $125,881   $125,198
Involuntary Liquidating Preference
 Per Preferred Share...............  $ 50,000   $ 50,000   $ 50,000
Average Market Value Per Preferred
 Share.............................  $ 50,000   $ 50,000   $ 50,000

(a) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets applicable to common shares by .02%. Per share, ratios, and supplemental data for the periods prior to October 31, 2002 have not been restated to reflect this change.

(b) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Fund's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d) Ratios reflect the effect of dividend payments to preferred shareholders.

(e )Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets and dividing this by the number of preferred shares outstanding.

  ACQUIRING FUND. The following schedule presents financial highlights for one common share of the Fund outstanding throughout the periods indicated.

                                                            YEAR ENDED OCTOBER 31,
                                      2004      2003     2002(A)    2001      2000       1999       1998
                                      ----      ----     -------    ----      ----       ----       ----
NET ASSET VALUE, BEGINNING OF THE
 PERIOD............................  $ 14.69   $ 14.87   $ 14.77   $ 13.46   $ 12.92   $  14.72   $  14.17
                                     -------   -------   -------   -------   -------   --------   --------
 Net Investment Income.............     1.05      1.08      1.10      1.12      1.08       1.10       1.10
 Net Realized and Unrealized
   Gain/Loss.......................      .18      (.16)      .10      1.23       .64      (1.84)       .54
 Common Share Equivalent of
   Distributions Paid to Preferred
   Shareholders:
   Net Investment Income...........     (.10)     (.10)     (.14)     (.32)     (.40)      (.32)      (.35)
                                     -------   -------   -------   -------   -------   --------   --------
Total from Investment Operations...     1.13       .82      1.06      2.03      1.32      (1.06)      1.29
Distributions Paid to Common
 Shareholders:
   Net Investment Income...........     (.96)    (1.00)     (.96)     (.72)     (.78)      (.74)      (.74)
                                     -------   -------   -------   -------   -------   --------   --------
NET ASSET VALUE, END OF THE
 PERIOD............................  $ 14.86   $ 14.69   $ 14.87   $ 14.77   $ 13.46   $  12.92   $  14.72
                                     =======   =======   =======   =======   =======   ========   ========

Common Share Market Price at End of
 the Period........................  $ 14.70   $ 13.90   $ 13.98   $ 12.95   $11.625   $11.1875   $13.6875
Total Return(b)....................   13.05%     6.57%    15.64%    18.05%    11.15%    -13.37%     15.87%
Net Assets Applicable to Common
 Shares at End of the Period (In
 millions).........................  $ 121.5   $ 120.0   $ 121.4   $ 120.6   $ 109.9   $  105.6   $  120.2
Ratio of Expenses to Average Net
 Assets Applicable to Common
 Shares(c).........................    1.46%     1.48%     1.58%     1.76%     1.88%      1.79%      1.83%
Ratio of Net Investment Income to
 Average Net Assets Applicable to
 Common Shares(c)..................    7.14%     7.23%     7.55%     7.89%     8.35%      7.86%      7.67%
Portfolio Turnover.................      29%       26%       45%       38%       24%        36%        15%

SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net
 Assets Including Preferred
 Shares(c).........................     .88%      .89%      .95%     1.04%     1.07%      1.06%      1.09%
Ratio of Net Investment Income to
 Average Net Assets Applicable to
 Common Shares(d)..................    6.44%     6.57%     6.59%     5.66%     5.27%      5.60%      5.24%

SENIOR SECURITIES:
Total Preferred Shares
 Outstanding.......................    3,200     3,200     3,200     3,200     3,200      3,200      1,600
Asset Coverage Per Preferred
 Share(e)..........................  $62,967   $62,499   $62,954   $62,695   $59,345   $ 57,986   $125,139
Involuntary Liquidating Preference
 Per Preferred Share...............  $25,000   $25,000   $25,000   $25,000   $25,000   $ 25,000   $ 50,000
Average Market Value Per Preferred
 Share.............................  $25,000   $25,000   $25,000   $25,000   $25,000   $ 25,000   $ 50,000

                                         YEAR ENDED OCTOBER 31,
                                       1997       1996       1995
                                       ----       ----       ----
NET ASSET VALUE, BEGINNING OF THE
 PERIOD............................  $  13.51   $  13.31   $  11.93
                                     --------   --------   --------
 Net Investment Income.............      1.12       1.12       1.15
 Net Realized and Unrealized
   Gain/Loss.......................       .63        .19       1.45
 Common Share Equivalent of
   Distributions Paid to Preferred
   Shareholders:
   Net Investment Income...........      (.35)      (.35)      (.39)
                                     --------   --------   --------
Total from Investment Operations...      1.40        .96       2.21
Distributions Paid to Common
 Shareholders:
   Net Investment Income...........      (.74)      (.76)      (.83)
                                     --------   --------   --------
NET ASSET VALUE, END OF THE
 PERIOD............................  $  14.17   $  13.51   $  13.31
                                     ========   ========   ========
Common Share Market Price at End of
 the Period........................  $  12.50   $  11.50   $  11.50
Total Return(b)....................    15.58%      6.82%     25.22%
Net Assets Applicable to Common
 Shares at End of the Period (In
 millions).........................  $  115.7   $  110.3   $  108.7
Ratio of Expenses to Average Net
 Assets Applicable to Common
 Shares(c).........................     1.88%      1.94%      1.98%
Ratio of Net Investment Income to
 Average Net Assets Applicable to
 Common Shares(c)..................     8.16%      8.42%      9.06%
Portfolio Turnover.................       16%        37%        79%
SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net
 Assets Including Preferred
 Shares(c).........................     1.09%      1.12%      1.12%
Ratio of Net Investment Income to
 Average Net Assets Applicable to
 Common Shares(d)..................     5.61%      5.77%      6.01%
SENIOR SECURITIES:
Total Preferred Shares
 Outstanding.......................     1,600      1,600      1,600
Asset Coverage Per Preferred
 Share(e)..........................  $122,327   $118,953   $117,963
Involuntary Liquidating Preference
 Per Preferred Share...............  $ 50,000   $ 50,000   $ 50,000
Average Market Value Per Preferred
 Share.............................  $ 50,000   $ 50,000   $ 50,000

(a) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $.02, decrease net realized and unrealized gains and losses per share by $.02 and increase the ratio of net investment income to average net assets applicable to common shares by .17%. Per share, ratios, and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

(b) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Fund's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d) Ratios reflect the effect of dividend payments to preferred shareholders.

(e) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets and dividing this by the number of preferred shares outstanding.

                     INFORMATION ABOUT THE REORGANIZATIONS

GENERAL

  Under the Reorganization Agreements (a form of which is attached as Appendix A to the Reorganization Statement of Additional Information), the Acquiring Fund will acquire substantially all of the assets, and will assume substantially all of the liabilities, of the Target Funds, in exchange for Acquiring Fund Common Shares and Acquiring Fund APS to be issued by the Acquiring Fund. The Acquiring Fund Common Shares issued to the Target Funds will have an aggregate net asset value equal to the aggregate net asset value of the Target Funds' common shares, less the costs of the Reorganizations (though cash may be paid in lieu of any fractional shares). The Acquiring Fund APS issued to the Target Funds will have an aggregate liquidation preference equal to the aggregate liquidation preference of the Target Funds' preferred shares. Upon receipt by the Target Funds of such shares, the Target Funds will (i) distribute the Acquiring Fund Common Shares to the Target Funds' common shareholders and (ii) distribute the Acquiring Fund APS to the Target Funds' preferred shareholders. As soon as practicable after the Closing Date for the Reorganizations, the Target Funds will deregister as investment companies under the 1940 Act and dissolve under applicable state law.

  The Target Funds will distribute the Acquiring Fund Common Shares and the Acquiring Fund APS received by them pro rata to the holders of record of their common shares and preferred shares, as applicable, in exchange for such shareholders' shares in the Target Funds. Such distribution will be accomplished by opening new accounts on the books of the Acquiring Fund in the names of the common and preferred shareholders of the Target Funds and transferring to those shareholder accounts the Acquiring Fund Common Shares and the Acquiring Fund APS previously credited on those books to the accounts of the Target Funds. Each newly-opened account on the books of the Acquiring Fund for the former common shareholders of the Target Funds will represent the respective pro rata number of Acquiring Fund Common Shares (rounded down, in the case of fractional shares held other than in a Dividend Reinvestment Plan account, to the next largest number of whole shares) due such shareholder. No fractional Acquiring Fund Common Shares will be issued (except for shares held in a Plan account). In the event of fractional shares in an account other than a Plan account, the Acquiring Fund's transfer agent will aggregate all such fractional Acquiring Fund Common Shares and sell the resulting whole shares on the NYSE for the account of all holders of such fractional interests, and each such holder will be entitled to the pro rata share of the proceeds from such sale upon surrender of the Target Fund common share certificates. Similarly, each newly-opened account on the books of the Acquiring Fund for the former preferred shareholders of Target Fund would represent the respective pro rata number of Acquiring Fund APS due such shareholder. See "Terms of the Reorganization
Agreements -- Surrender and

Exchange of Share Certificates" below for a description of the procedures to be followed by the Target Funds' shareholders to obtain their Acquiring Fund Common Shares or Acquiring Fund APS (and cash in lieu of fractional shares, if any).

  As a result of the Reorganizations, each common shareholder of a Target Fund will own Acquiring Fund Common Shares that (except for cash payments received in lieu of fractional shares) will have an aggregate net asset value immediately after the Closing Date equal to the aggregate net asset value of that shareholder's Target Fund common shares immediately prior to the Closing Date. Since the Acquiring Fund Common Shares will be issued at net asset value in exchange for the net assets of each Target Fund having a value equal to the aggregate net asset value of those Acquiring Fund Common Shares, the net asset value per share of Acquiring Fund Common Shares should remain virtually unchanged by the Reorganizations except for its share of the costs of the Reorganizations. Similarly, the aggregate liquidation preference of the Acquiring Fund APS to be issued to each Target Fund will equal the aggregate liquidation preference of each Target Fund's preferred shares. Each preferred shareholder of a Target Fund will receive Acquiring Fund APS that will have an aggregate liquidation preference immediately after the Closing Date equal to the aggregate liquidation preference of that shareholder's Target Fund preferred shares immediately prior to the Closing Date. The liquidation preference per share of the Acquiring Fund APS will remain unchanged by the Reorganizations. Thus, the Reorganization will result in no dilution of net asset value of the Acquiring Fund Common Shares or the Target Funds' common shares, other than to reflect the costs of the Reorganization, and will result in no dilution of the value per share for preferred shareholders of the Acquiring Fund or the Target Fund. However, as a result of the Reorganizations, a shareholder of any of the Funds will hold a reduced percentage of ownership in the larger combined entity than he or she did in any of the separate Funds. No sales charge or fee of any kind will be charged to shareholders of the Target Funds in connection with their receipt of Acquiring Fund Common Shares or Acquiring Fund APS in the Reorganizations.

TERMS OF THE REORGANIZATION AGREEMENTS

  The following is a summary of the significant terms of a Reorganization Agreement. The terms of each Reorganization Agreement are similar. This summary is qualified in its entirety by reference to the form of Reorganization Agreement, attached as Appendix A to the Reorganization Statement of Additional Information.

  VALUATION OF ASSETS AND LIABILITIES. The assets of each Fund will be valued after the close of business on the NYSE (generally, 4:00 p.m., Eastern time) on the Closing Date. For the purpose of determining the net asset value of a common share of each Fund, the value of the securities held by the Fund plus any cash or other assets (including interest accrued but not yet received) minus all liabilities (including accrued expenses) and the aggregate liquidation value of the outstanding preferred shares of the Fund is divided by the total number of common shares of the Fund outstanding at such time. Daily expenses, including the fees payable to the Adviser, will accrue on the Closing Date.

  AMENDMENTS AND CONDITIONS. The Reorganization Agreement may be amended at any time prior to the Closing Date with respect to any of the terms therein. The obligations of each Fund pursuant to the Reorganization Agreement are subject to various conditions, including a registration statement on Form N-14 being declared effective by the SEC, approval by the shareholders of the Target Fund, approval of the issuance of additional Acquiring Fund Common Shares by the common shareholders of the Acquiring Fund, receipt of an opinion of counsel as to tax matters, receipt of an opinion of counsel as to corporate and securities matters and the continuing accuracy of various representations and warranties of the Funds being confirmed by the respective parties.

  POSTPONEMENT; TERMINATION. Under the Reorganization Agreement, the Board of Trustees of either Fund may cause the Reorganization to be postponed or abandoned in certain circumstances should such Board determine that it is in the best interests of the shareholders of its respective Fund to do so.

  The Reorganization Agreement may be terminated, and the Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of either of the Funds) prior to the Closing Date, or the Closing Date may be postponed: (i) by mutual consent of the Boards of Trustees of the Funds and (ii) by the Board of Trustees of either Fund if any condition to that Fund's obligations set forth in the Reorganization Agreement has not been fulfilled or waived by such Board.

  SURRENDER AND EXCHANGE OF SHARE CERTIFICATES. After the Closing Date, each holder of an outstanding certificate or certificates formerly representing Target Fund common shares will be entitled to receive, upon surrender of his or her certificate or certificates, a certificate or certificates representing the number of Acquiring Fund Common Shares distributable with respect to such holder's Target Fund common shares, together with cash in lieu of any fractional Acquiring Fund Common Shares held other than in a Dividend Reinvestment Plan account. Promptly after the Closing Date, the transfer agent for the Acquiring Fund Common Shares will mail to each holder of certificates formerly representing Target Fund common shares a letter of transmittal for use in surrendering his or her certificates for certificates representing Acquiring Fund Common Shares and cash in lieu of any fractional shares held other than in a Plan account.

  Please do not send in any share certificates at this time. Upon consummation of the Reorganization, holders of Target Fund common shares will be furnished with instructions for exchanging their share certificates for Acquiring Fund share certificates and, if applicable, cash in lieu of fractional shares.

  From and after the Closing Date, certificates formerly representing Target Fund common shares will be deemed for all purposes to evidence ownership of the number of full Acquiring Fund Common Shares distributable with respect to the Target Fund common shares held before the Reorganization as described above and as shown in the table above, provided that, until such share certificates have been so surrendered, no dividends payable to the holders of record of Target Fund common shares as of any date subsequent to the Closing Date will be reinvested pursuant to the Acquiring Fund's Dividend Reinvestment Plan, but will instead be paid in cash. Once such Target Fund share certificates have been surrendered, participants in the Target Fund's Dividend Reinvestment Plan will automatically be enrolled in the Dividend Reinvestment Plan of the Acquiring Fund.

  From and after the Closing Date, there will be no transfers on the share transfer books of the Target Fund. If, after the Closing Date, certificates representing Target Fund Common Shares are presented to the Acquiring Fund, they will be cancelled and exchanged for certificates representing Acquiring Fund Common Shares, as applicable, and cash in lieu of fractional shares, if any, distributable with respect to such Target Fund Common Shares in the Reorganization.

  Preferred shares are held in "street name" by the Depository Trust Company and all transfers will be accomplished by book entry.

  EXPENSES OF THE REORGANIZATION. In the event the Reorganization is approved and completed, the expenses of the Reorganization will be shared by the Target Fund and the Acquiring Fund in proportion to their respective projected annual expense savings as a result of the Reorganization. The expenses of the Reorganization will not be borne by the preferred shareholders of either Fund. In the event the Reorganization is not completed, the Adviser will bear the costs associated with the Reorganization. Neither the Funds nor the Adviser will pay any expenses of shareholders arising out of or in connection with the Reorganization.

MATERIAL U.S. FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATIONS

  The following is a general summary of the material anticipated U.S. federal income tax consequences of the Reorganizations. The discussion is based upon the Internal Revenue Code, Treasury regulations, court decisions, published positions of the Internal Revenue Service ("IRS") and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations (possibly with retroactive effect). The discussion is limited to U.S. persons who hold shares of a Target Fund as capital assets for U.S. federal income tax purposes (generally, assets held for investment). This summary does not address all of the U.S. federal income tax consequences that may be relevant to a particular shareholder or to shareholders who may be subject to special treatment under U.S. federal income tax laws. No ruling has been or will be obtained from the IRS regarding any matter relating to the Reorganizations. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax aspects described below. Prospective investors must consult their own tax advisers as to the U.S. federal income tax consequences of the Reorganizations, as well as the effects of state, local and non-U.S. tax laws.

  It is a condition to closing each Reorganization that the respective Target Fund and the Acquiring Fund receive an opinion from Skadden, Arps, Slate, Meagher & Flom LLP ("Skadden Arps"), dated as of the Closing Date, regarding the characterization of such Reorganization as a "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code. As such a reorganization, the U.S. federal income tax consequences of each Reorganization can be summarized as follows:

  - No gain or loss will be recognized by a Target Fund or the Acquiring Fund upon the transfer to the Acquiring Fund of substantially all of the assets of the Target Fund in exchange for Acquiring Fund Common Shares and Acquiring Fund APS and the assumption by the Acquiring Fund of substantially all of the liabilities of the Target Fund and the subsequent liquidation of the Target Fund.

  - No gain or loss will be recognized by a shareholder of a Target Fund who exchanges, as the case may be, all of his, her or its Target Fund common shares for Acquiring Fund Common Shares pursuant to a Reorganization (except with respect to cash received in lieu of a fractional share, as discussed below) or all of his, her or its Target Fund preferred shares solely for Acquiring Fund APS pursuant to a Reorganization.

  - The aggregate tax basis of the Acquiring Fund Common Shares or Acquiring Fund APS, as the case may be, received by a shareholder of a Target Fund pursuant to a Reorganization will be the same as the aggregate tax basis of the shares of the Target Fund surrendered in exchange therefor (reduced by any amount of tax basis allocable to a fractional share for which cash is received).

  - The holding period of the Acquiring Fund Common Shares or Acquiring Fund APS, as the case may be, received by a shareholder of a Target Fund pursuant to a Reorganization will include the holding period of the shares of the Target Fund surrendered in exchange therefor.

  - A shareholder of a Target Fund that receives cash in lieu of a fractional Acquiring Fund Common Share pursuant to the Reorganization will recognize capital gain or loss with respect to the fractional share in an amount equal to the difference between the amount of cash received for the fractional share and the portion of such shareholder's tax basis in its Target Fund common shares that is allocable to the fractional share. The capital gain or loss will be long-term if the holding period for such Target Fund common shares is more than one year as of the date of the exchange.

  - The Acquiring Fund's tax basis in a Target Fund's assets received by the Acquiring Fund pursuant to a Reorganization will, in each instance, equal the tax basis of such assets in the hands of such Target Fund immediately prior to such Reorganization, and the Acquiring Fund's holding period of such assets will, in each instance, include the period during which the assets were held by such Target Fund.

  The Acquiring Fund intends to continue to be taxed under the rules applicable to regulated investment companies as defined in Section 851 of the Internal Revenue Code, which are the same rules currently applicable to each of the Target Funds and their shareholders.

  The opinion of Skadden Arps will be based on U.S. federal income tax law in effect on the Closing Date. In rendering its opinion, Skadden Arps will also rely upon certain representations of the management of the Acquiring Fund and the Target Funds and assume, among other things, that the Reorganizations will be consummated in accordance with the Reorganization Agreements and as described herein. An opinion of counsel is not binding on the IRS or any court.

SHAREHOLDER APPROVAL

  Under the Declaration of Trust of each Target Fund (as amended to date and including the Certificate of Vote of each Target Fund), relevant Massachusetts law and the rules of the NYSE and CHX, shareholder approval of each Reorganization Agreement requires the affirmative vote of shareholders of the respective Target Fund representing more than 50% of the outstanding common shares and preferred shares of such Target Fund entitled to vote, each voting separately as a class.

------------------------------------------------------------------------------
              PROPOSAL 2: ISSUANCE OF ACQUIRING FUND COMMON SHARES
------------------------------------------------------------------------------

  Pursuant to the Reorganization Agreements, which are described more fully under "Proposal 1: Reorganizations of the Target Funds" herein, the Acquiring Fund will acquire substantially all of the assets and assume substantially all of the liabilities of each Target Fund in exchange for Acquiring Fund Common Shares and Acquiring Fund APS. Each Target Fund will distribute Acquiring Fund Common Shares to its common shareholders and Acquiring Fund APS to its preferred shareholders, and will then terminate its registration under the 1940 Act and dissolve under applicable state law. The Acquiring Fund Board, based upon its evaluation of all relevant information, anticipates that each Reorganization will benefit holders of Acquiring Fund Common Shares.

  The aggregate net asset value of Acquiring Fund Common Shares issued in each Reorganization will equal the aggregate net asset value of the Target Fund's common shares held immediately prior to the Reorganization, less the costs of the Reorganization (though shareholders may receive cash for their fractional shares). The aggregate liquidation preference of Acquiring Fund APS issued in the Reorganization will equal the aggregate liquidation preference of the Target Fund's preferred shares held immediately prior to the Reorganization. The Reorganization will result in no reduction of the net asset value of the Acquiring Fund Common Shares, other than to reflect the costs of each Reorganization. No gain or loss will be recognized by the Acquiring Fund or its shareholders in connection with each Reorganization. The Acquiring Fund will continue to operate as a registered closed-end investment company with the investment objective and policies described in this Joint Proxy Statement/Prospectus.

  In connection with Reorganizations and as contemplated by the Reorganization Agreements, the Acquiring Fund will issue additional Acquiring Fund Common Shares and list such shares on the AMEX and the CHX. While applicable state and federal law does not require the shareholders of the Acquiring Fund to approve the Reorganizations, applicable AMEX rules require the common shareholders of the Acquiring Fund to approve the issuance of additional Acquiring Fund Common Shares to be issued in connection with the Reorganizations.

SHAREHOLDER APPROVAL

  Shareholder approval of the issuance of additional Acquiring Fund Common Shares requires the affirmative vote of a majority of votes cast, provided that total votes cast on the proposal represents over 50% of all securities entitled to vote on the matter. For more information regarding voting requirements, see the section entitled "Other Information -- Voting Information and Requirements" below.

------------------------------------------------------------------------------
                               OTHER INFORMATION
------------------------------------------------------------------------------

VOTING INFORMATION AND REQUIREMENTS

  GENERAL. A list of shareholders of each Fund entitled to be present and vote at the Special Meeting will be available at the offices of the Funds, 1 Parkview Plaza, Oakbrook Terrace, Illinois 60181-5555, for inspection by any shareholder during regular business hours for ten days prior to the date of the Special Meeting.

  RECORD DATE. The Funds' Boards have fixed the close of business on July 29, 2005 as the record date (the "Record Date") for the determination of shareholders entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof. Shareholders on the Record Date will be entitled to one vote for each share held, with no shares having cumulative voting rights. At the
Record Date, Municipal Opportunity Trust II had outstanding          common
shares and 4,600 preferred shares, Value Municipal Income Trust had outstanding common shares and 9,000 preferred shares and the Acquiring Fund had
outstanding          common shares and 3,200 preferred shares.

  PROXIES. Shareholders may vote by appearing in person at the Special Meeting, by returning the enclosed proxy card or by casting their vote via telephone or the internet using the instructions provided on the enclosed proxy card and more fully described below. Shareholders of each Fund have the opportunity to submit their voting instructions via the internet by utilizing a program provided by a third-party vendor hired by the Funds, or by "touch-tone" telephone voting. The giving of such a proxy will not affect your right to vote in person should you decide to attend the Special Meeting. To use the internet, please access the internet address found on your proxy card. To record your voting instructions by automated telephone, please call the toll-free number listed on your proxy card. The internet and automated telephone voting instructions are designed to authenticate shareholder identities, to allow shareholders to give their voting instructions, and to confirm that shareholders' instructions have been recorded properly. Shareholders submitting their voting instructions via the internet should understand that there may be costs associated with internet access, such as usage charges from internet access providers and telephone companies, that must be borne by the shareholders. Any person giving a proxy may revoke it at any time prior to its exercise by giving written notice of the revocation to the Secretary of the Funds at the address indicated above, by delivering a duly executed proxy bearing a later date, by recording later-dated voting instructions via the internet or automated telephone or by attending the Special Meeting and voting in person. The giving of a proxy will not affect your right to vote in person if you attend the Special Meeting and wish to do so.

  All properly executed proxies received prior to the Special Meeting will be voted in accordance with the instructions marked thereon or otherwise as provided therein. Unless instructions to the contrary are marked, proxies will be voted

"FOR" the approval of each proposal. Abstentions and broker non-votes (i.e., where a nominee such as a broker holding shares for beneficial owners votes on certain matters pursuant to discretionary authority or instructions from beneficial owners, but with respect to one or more proposals does not receive instructions from beneficial owners or does not exercise discretionary authority) are not treated as votes "FOR" a proposal.

  With respect to Proposal 1, abstentions and broker non-votes have the same effect as votes "AGAINST" the proposals since their approvals are based on the affirmative vote of a majority of each Target Fund's outstanding common shares and preferred shares, each voting as a separate class. With respect to Proposal 2, abstentions will not be treated as votes "FOR" the proposal but will be counted as votes cast on the proposal and will therefore have the same effect as votes "AGAINST" the proposal. Broker non-votes will not be treated as votes "FOR" the proposal and will not be counted as votes cast on the proposal and will therefore have the effect of reducing the aggregate number of shares voting on the proposal and reducing the number of votes "FOR" required to approve the proposal.

  With respect to each proposal, a majority of the outstanding shares entitled to vote on the proposal must be present in person or by proxy to have a quorum to conduct business at the Special Meeting. Abstentions and broker non-votes will be deemed present for quorum purposes.

  CERTAIN VOTING INFORMATION REGARDING PREFERRED SHARES OF THE TARGET FUNDS. Pursuant to the rules of the NYSE, preferred shares of each Target Fund held in "street name" may be voted under certain conditions by broker-dealer firms and counted for purposes of establishing a quorum of that Fund if no instructions are received one business day before the Special Meeting or, if adjourned, one business day before the day to which the Special Meeting is adjourned. These conditions include, among others, that (i) at least 30% of a Target Fund's preferred shares outstanding have voted on such Fund's Reorganization and (ii) less than 10% of a Target Fund's preferred shares outstanding have voted against such Fund's Reorganization. In such instance, the broker-dealer firm will vote such uninstructed Target Fund's preferred shares on such Reorganization in the same proportion as the votes cast by all Target Fund preferred shareholders who voted on such Reorganization. Each Target Fund will include shares held of record by broker-dealers as to which such authority has been granted in its tabulation of the total number of shares present for purposes of determining whether the necessary quorum of shareholders of such Fund exists.

SHAREHOLDER INFORMATION

  [As of July 29, 2005, to the knowledge of the Funds, no shareholder owned beneficially more than 5% of the outstanding common shares of any Fund.] [Except as set forth below, as of July 29, 2005, to the knowledge of the Funds, no shareholder owned beneficially more than 5% of a class of a Fund's outstanding shares:]

  To the knowledge of the Funds, no trustee or executive officer owned, directly or beneficially, common shares of the Funds as of July 29, 2005, and no trustees or executive officers owned preferred shares of the Funds as of that date.

SECTION 16(a) BENEFICIAL OWNERSHIP REPORTING COMPLIANCE

  Section 30(f) of the 1940 Act and Section 16(a) of the Securities Exchange Act of 1934, as amended, require the Funds' trustees, officers, investment adviser, affiliated persons of the investment adviser and persons who own more than 10% of a registered class of a Fund's equity securities to file forms with the SEC and the NYSE reporting their affiliation with a Fund and reports of ownership and changes in ownership of Fund shares. These persons and entities are required by SEC regulation to furnish a Fund with copies of all such forms they file. Based on a review of these forms furnished to each Fund, each Fund believes that during its last fiscal year, its trustees, officers, investment adviser and affiliated persons of the investment adviser complied with the applicable filing requirements.

SHAREHOLDER PROPOSALS

  To be considered for presentation at a shareholder's meeting, rules promulgated by the SEC generally require that, among other things, a shareholder's proposal must be received at the offices of the relevant Fund a reasonable time before solicitation is made. Timely submission of a proposal does not necessarily mean that such proposal will be included. Any shareholder who wishes to submit a proposal for consideration at a meeting of such shareholder's Fund should send such proposal to the relevant Fund at the principal executive offices of the Fund at 1221 Avenue of the Americas, New York, New York 10020.

  Information regarding the deadline for timely submission of proposals intended to be presented at the year 2006 Annual Meeting of the Funds will be provided in the proxy statement relating to the 2005 Annual Meeting of the Funds, which is expected to take place later this year. If the Reorganizations of the Target Funds are approved and completed prior to their 2005 Annual Meeting, such Funds will cease to exist and will not hold their 2005 Annual Meeting.

SOLICITATION OF PROXIES

  Solicitation of proxies is being made primarily by the mailing of this Notice
and Joint Proxy Statement/Prospectus with its enclosures on or about August   ,
2005. Shareholders of the Target Funds whose shares are held by nominees such as brokers can vote their proxies by contacting their respective nominee. In addition to the solicitation of proxies by mail, employees of the Adviser and its affiliates as well as dealers or their representatives may, without additional compensation, solicit proxies in person or by mail, telephone, telegraph, facsimile or oral communication.

The Target Funds have retained Computershare Fund Services ("CFS") to make telephone calls to shareholders of the Funds to remind them to vote. CFS will be paid a project management fee as well as fees charged on a per call basis and certain other expenses. Management estimates that the telephone solicitation by CFS will cost approximately $20,200 for Municipal Opportunity Trust II, $37,900 for Value Municipal Income Trust and $16,300 for the Acquiring Fund. Proxy solicitation expenses are an expense of the Reorganizations which will be borne by the Target Funds and the Acquiring Fund in proportion to their projected annual expense savings as a result of the Reorganizations.

LEGAL MATTERS

  Certain legal matters concerning the federal income tax consequences of the Reorganizations and the issuance of Acquiring Fund Common Shares and Acquiring Fund APS will be passed upon by Skadden Arps, which serves as counsel to the Target Funds and the Acquiring Fund. Wayne W. Whalen, a partner of Skadden Arps, is a trustee of both the Target Funds and the Acquiring Fund.

OTHER MATTERS TO COME BEFORE THE MEETING

  The Board of Trustees of each Fund knows of no business other than that described in this Joint Proxy Statement/Prospectus which will be presented for consideration at the Special Meeting. If any other matters are properly presented, it is the intention of the persons named on the enclosed proxy card to vote proxies in accordance with their best judgment.

  In the event that a quorum is present at the Special Meeting but sufficient votes to approve any of the proposals are not received, proxies (including abstentions and broker non-votes) will be voted in favor of one or more adjournments of the Special Meeting to permit further solicitation of proxies on such proposals, provided that the Board of Trustees of each Fund determines that such an adjournment and additional solicitation is reasonable and in the interest of shareholders based on a consideration of all relevant factors, including the percentage of votes then cast, the percentage of negative votes cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation. Any such adjournment will require the affirmative vote of the holders of a majority of the outstanding shares of the respective Fund voted at the session of the Special Meeting to be adjourned.

  If you cannot be present in person at the Special Meeting, please fill in, sign and return the enclosed proxy card or please record your voting instructions by telephone or via the internet promptly. No postage is necessary if the enclosed proxy card is mailed in the United States.

                                       Lou Anne McInnis
                                       Assistant Secretary
                                       Van Kampen Municipal Opportunity
                                         Trust II
                                       Van Kampen Value Municipal
                                         Income Trust
                                       Van Kampen Advantage Municipal
                                         Income Trust II
August   , 2005

                                   EXHIBIT I

                       DESCRIPTION OF SECURITIES RATINGS

  STANDARD & POOR'S -- A brief description of the applicable Standard & Poor's (S&P) rating symbols and their meanings (as published by S&P) follows:

  A S&P issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor. Issue credit ratings are based on current information furnished by the obligors or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances. Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days, including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term ratings address the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

                         LONG-TERM ISSUE CREDIT RATINGS

  Issue credit ratings are based, in varying degrees, on the following considerations:

        - Likelihood of payment -- capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

        - Nature of and provisions of the obligation;

        - Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

  The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

  AAA: An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

  AA: An obligation rated "AA" differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

  A: An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

  BBB: An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                               SPECULATIVE GRADE

  BB, B, CCC, CC, C: Obligations rated "BB", "B", "CCC", "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

  BB: An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

  B: An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

  CCC: An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

  CC: An obligation rated "CC" is currently highly vulnerable to nonpayment.

  C: A subordinated debt or preferred stock obligation rated "C" is CURRENTLY HIGHLY VULNERABLE to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

  D: An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

  Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating.

  N.R.: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

                        SHORT-TERM ISSUE CREDIT RATINGS

  A-1: A short-term obligation rated "A-1" is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

  A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

  A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

  B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

  C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

  D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

  MOODY'S INVESTORS SERVICE INC. -- A brief description of the applicable Moody's Investors Service, Inc. (Moody's) rating symbols and their meanings (as published by Moody's) follows:

  Aaa: Obligations rated Aaa are judged to be of the highest quality with minimal credit risk.

  Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

  A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

  Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

  Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

  B: Obligations rated B are considered speculative and are subject to high credit risk.

  Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

  Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

  C: Obligations rated C are the lowest rated class of bonds, and are typically in default, with little prospect for recovery of principal or interest.

  Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

  Moody's assigns long-term ratings to individual debt securities issued from medium-term note (MTN) programs, in addition to indicating ratings to MTN programs themselves. Notes issued under MTN programs with such indicated ratings are rated at issuance at the rating applicable to all pari passu notes issued under the same program, at the program's relevant indicated rating, provided such notes do not exhibit any of the characteristics listed below:

        -- Notes containing features that link interest or principal to the credit performance of any third party or parties.

        -- Notes allowing for negative coupons, or negative principal.

        -- Notes containing any provision that could obligate the investor to make any additional payments.

        -- Notes containing provisions that subordinate the claim.

  For notes with any of these characteristics, the rating of the individual note may differ from the indicated rating of the program.

  Market participants must determine whether any particular note is rated, and if so, at what rating level. Moody's encourages market participants to contact Moody's Ratings Desks directly or visit www.moodys.com directly if they have questions regarding ratings for specific notes issued under a medium-term note program. Unrated notes issued under an MTN program may be assigned an NR symbol.

                               SHORT-TERM RATINGS

  Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted. Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

                                      P-1

  Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

                                      P-2

  Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

                                      P-3

  Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

                                       NP

  Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

  NOTE: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

                         [VAN KAMPEN INVESTMENTS LOGO]

     THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                   SUBJECT TO COMPLETION, DATED JUNE 30, 2005

                      STATEMENT OF ADDITIONAL INFORMATION

          RELATING TO THE ACQUISITION OF THE ASSETS AND LIABILITIES OF

                   VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST II

                                      AND

                    VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

                        BY AND IN EXCHANGE FOR SHARES OF

                 VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

                             DATED AUGUST   , 2005

     This Statement of Additional Information is available to the shareholders of Van Kampen Municipal Opportunity Trust II ("Municipal Opportunity Trust II") and Van Kampen Value Municipal Income Trust ("Value Municipal Income Trust") (each a "Target Fund" and collectively the "Target Funds") in connection with proposed reorganizations (each a "Reorganization" and collectively the "Reorganizations") whereby Van Kampen Advantage Municipal Income Trust II (the "Acquiring Fund") will acquire substantially all of the assets and assume substantially all of the liabilities of the Target Funds in exchange for an equal aggregate value of newly-issued common shares of beneficial interest, par value $0.01 per share ("Acquiring Fund Common Shares"), and newly-issued auction preferred shares with a par value of $0.01 per share and a liquidation preference of $25,000 per share ("Acquiring Fund APS"). The Target Funds will distribute Acquiring Fund Common Shares to common shareholders of the Target Funds and Acquiring Fund APS to preferred shareholders of the Target Funds, and will then terminate their registrations under the Investment Company Act of 1940, as amended (the "1940 Act"), and dissolve under applicable state law. A copy of a form of the Agreement and Plan of Reorganization between each Target Fund and the Acquiring Fund is attached hereto as Appendix A. Unless otherwise defined herein, capitalized terms have the meanings given to them in the Joint Proxy Statement/Prospectus.

     This Statement of Additional Information is not a prospectus and should be
read in conjunction with the Joint Proxy Statement/Prospectus dated August   ,
2005 relating to the proposed Reorganizations of the Target Funds into the Acquiring Fund. A copy of the Joint Proxy Statement/Prospectus may be obtained, without charge, by writing to the Van Kampen Client Relations Department at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555 or by calling (800) 341-2929 (TDD users may call (800) 421-2833).

     The Acquiring Fund will provide, without charge, upon the written or oral request of any person to whom this Statement of Additional Information is delivered, a copy of any and all documents that have been incorporated by reference in the registration statement of which this Statement of Additional Information is a part.

                               TABLE OF CONTENTS


Trustees and Officers.......................................  S-3
Investment Advisory Agreement...............................  S-14
Other Agreements............................................  S-16
Fund Management.............................................  S-17
Code of Ethics..............................................  S-19
Portfolio Transactions and Brokerage Allocation.............  S-20
Other Information...........................................  S-22
Financial Statements........................................  S-22
Pro Forma Financial Statements..............................  S-23
Appendix A -- Form of Agreement and Plan of                   A-1
  Reorganization............................................
Appendix B -- Certificate of Vote of Trustees Establishing    B-1
  Preferred Shares..........................................
Appendix C -- Proxy Voting Policy and Procedures............  C-1
Appendix D -- Annual Report of the Acquiring Fund...........  D-1
Appendix E -- Semiannual Report of the Acquiring Fund.......  E-1
Appendix F -- Annual Report of Municipal Opportunity Trust    F-1
  II........................................................
Appendix G -- Semiannual Report of Municipal Opportunity      G-1
  Trust II..................................................
Appendix H -- Annual Report of Value Municipal Income         H-1
  Trust.....................................................
Appendix I -- Semiannual Report of Value Municipal Income     I-1
  Trust.....................................................
Appendix J -- Pro Forma Financial Statements................  J-1

                             TRUSTEES AND OFFICERS

GENERAL

     The business and affairs of each Fund are managed under the direction of each Fund's Board of Trustees and each Fund's officers appointed by the Board of Trustees. The Acquiring Fund and the Target Funds share the same Board of Trustees and executive officers. The tables below list the trustees and executive officers of the Funds and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management (the "Adviser"), Van Kampen Funds Inc. (the "Administrator"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Statement of Additional Information. Trustees of the Funds generally serve three-year terms or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

                              INDEPENDENT TRUSTEES

                                                                                          NUMBER OF
                                               TERM OF                                     FUNDS IN
                                              OFFICE AND                                     FUND
                                 POSITION(S)  LENGTH OF                                    COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)          OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS             BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (59)               Trustee      Trustee     Chairman and Chief Executive        82       Trustee/Director/
Blistex Inc.                                  since 1993  Officer of Blistex Inc., a                   Managing General
1800 Swift Drive                                          consumer health care products                Partner of funds in
Oak Brook, IL 60523                                       manufacturer. Director of the                the Fund Complex.
                                                          Heartland Alliance, a
                                                          nonprofit organization serving
                                                          human needs based in Chicago.
                                                          Director of St. Vincent de
                                                          Paul Center, a Chicago based
                                                          day care facility serving the
                                                          children of low income
                                                          families. Board member of the
                                                          Illinois Manufacturers'
                                                          Association.

Jerry D. Choate (66)             Trustee      Trustee     Prior to January 1999,              80       Trustee/Director/
33971 Selva Road                              since 2003  Chairman and Chief Executive                 Managing General
Suite 130                                                 Officer of the Allstate                      Partner of funds in
Dana Point, CA 92629                                      Corporation ("Allstate") and                 the Fund Complex.
                                                          Allstate Insurance Company.                  Director of Amgen
                                                          Prior to January 1995,                       Inc., a
                                                          President and Chief Executive                biotechnological
                                                          Officer of Allstate. Prior to                company, and Director
                                                          August 1994, various                         of Valero Energy
                                                          management positions at                      Corporation, an
                                                          Allstate.                                    independent refining
                                                                                                       company.

                                                                                          NUMBER OF
                                               TERM OF                                     FUNDS IN
                                              OFFICE AND                                     FUND
                                 POSITION(S)  LENGTH OF                                    COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)          OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS             BY TRUSTEE   HELD BY TRUSTEE
Rod Dammeyer+ (64)               Trustee      Trustee     President of CAC, L.L.C., a         82       Trustee/Director/
CAC, L.L.C.                                   since 1993  private company offering                     Managing General
4350 LaJolla Village Drive                                capital investment and                       Partner of funds in
Suite 980                                                 management advisory services.                the Fund Complex.
San Diego, CA 92122-6223                                  Prior to February 2001, Vice                 Director of
                                                          Chairman and Director of                     Stericycle, Inc.,
                                                          Anixter International, Inc., a               Ventana Medical
                                                          global distributor of wire,                  Systems, Inc., and
                                                          cable and communications                     GATX Corporation, and
                                                          connectivity products. Prior                 Trustee of The
                                                          to July 2000, Managing Partner               Scripps Research
                                                          of Equity Group Corporate                    Institute. Prior to
                                                          Investment (EGI), a company                  January 2005, Trustee
                                                          that makes private investments               of the University of
                                                          in other companies.                          Chicago Hospitals and
                                                                                                       Health Systems. Prior
                                                                                                       to April 2004,
                                                                                                       Director of
                                                                                                       TheraSense, Inc.
                                                                                                       Prior to January
                                                                                                       2004, Director of
                                                                                                       TeleTech Holdings
                                                                                                       Inc. and Arris Group,
                                                                                                       Inc. Prior to May
                                                                                                       2002, Director of
                                                                                                       Peregrine Systems
                                                                                                       Inc. Prior to
                                                                                                       February 2001,
                                                                                                       Director of IMC
                                                                                                       Global Inc. Prior to
                                                                                                       July 2000, Director
                                                                                                       of Allied Riser
                                                                                                       Communications Corp.,
                                                                                                       Matria Healthcare
                                                                                                       Inc., Transmedia
                                                                                                       Networks, Inc., CNA
                                                                                                       Surety, Corp. and
                                                                                                       Grupo Azcarero Mexico
                                                                                                       (GAM).

Linda Hutton Heagy (56)          Trustee      Trustee     Managing Partner of Heidrick &      80       Trustee/Director/
Heidrick & Struggles                          since 2003  Struggles, an executive search               Managing General
233 South Wacker Drive                                    firm. Trustee on the                         Partner of funds in
Suite 7000                                                University of Chicago                        the Fund Complex.
Chicago, IL 60606                                         Hospitals Board, Vice Chair of
                                                          the Board of the YMCA of
                                                          Metropolitan Chicago and a
                                                          member of the Women's Board of
                                                          the University of Chicago.
                                                          Prior to 1997, Partner of Ray
                                                          & Berndtson, Inc., an
                                                          executive recruiting firm.
                                                          Prior to 1996, Trustee of The
                                                          International House Board, a
                                                          fellowship and housing
                                                          organization for international
                                                          graduate students. Prior to
                                                          1995, Executive Vice President
                                                          of ABN AMRO, N.A., a bank
                                                          holding company. Prior to
                                                          1990, Executive Vice President
                                                          of The Exchange National Bank.

                                                                                          NUMBER OF
                                               TERM OF                                     FUNDS IN
                                              OFFICE AND                                     FUND
                                 POSITION(S)  LENGTH OF                                    COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)          OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS             BY TRUSTEE   HELD BY TRUSTEE

R. Craig Kennedy (53)            Trustee      Trustee     Director and President of the       80       Trustee/Director/
1744 R Street, NW                             since 2003  German Marshall Fund of the                  Managing General
Washington, DC 20009                                      United States, an independent                Partner of funds in
                                                          U.S. foundation created to                   the Fund Complex.
                                                          deepen understanding, promote
                                                          collaboration and stimulate
                                                          exchanges of practical
                                                          experience between Americans
                                                          and Europeans. Formerly,
                                                          advisor to the Dennis Trading
                                                          Group Inc., a managed futures
                                                          and option company that
                                                          invests money for individuals
                                                          and institutions. Prior to
                                                          1992, President and Chief
                                                          Executive Officer, Director
                                                          and member of the Investment
                                                          Committee of the Joyce
                                                          Foundation, a private
                                                          foundation.

Howard J Kerr (69)               Trustee      Trustee     Prior to 1998, President and        82       Trustee/Director/
736 North Western Avenue                      since 1993  Chief Executive Officer of                   Managing General
P.O. Box 317                                              Pocklington Corporation, Inc.,               Partner of funds in
Lake Forest, IL 60045                                     an investment holding company.               the Fund Complex.
                                                          Director of the Marrow                       Director of the Lake
                                                          Foundation.                                  Forest Bank & Trust.

Jack E. Nelson (69)              Trustee      Trustee     President of Nelson Investment      80       Trustee/Director/
423 Country Club Drive                        since 2003  Planning Services, Inc., a                   Managing General
Winter Park, FL 32789                                     financial planning company and               Partner of funds in
                                                          registered investment adviser                the Fund Complex.
                                                          in the State of Florida.
                                                          President of Nelson Ivest
                                                          Brokerage Services Inc., a
                                                          member of the NASD, Securities
                                                          Investors Protection Corp. and
                                                          the Municipal Securities
                                                          Rulemaking Board. President of
                                                          Nelson Sales and Services
                                                          Corporation, a marketing and
                                                          services company to support
                                                          affiliated companies.

Hugo F. Sonnenschein+ (64)       Trustee      Trustee     President Emeritus and              82       Trustee/Director/
1126 E. 59th Street                           since 1994  Honorary Trustee of the                      Managing General
Chicago, IL 60637                                         University of Chicago and the                Partner of funds in
                                                          Adam Smith Distinguished                     the Fund Complex.
                                                          Service Professor in the                     Director of Winston
                                                          Department of Economics at the               Laboratories, Inc.
                                                          University of Chicago. Prior
                                                          to July 2000, President of the
                                                          University of Chicago. Trustee
                                                          of the University of Rochester
                                                          and a member of its investment
                                                          committee. Member of the
                                                          National Academy of Sciences,
                                                          the American Philosophical
                                                          Society and a fellow of the
                                                          American Academy of Arts and
                                                          Sciences.

                                                                                          NUMBER OF
                                               TERM OF                                     FUNDS IN
                                              OFFICE AND                                     FUND
                                 POSITION(S)  LENGTH OF                                    COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)          OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS             BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D. (63)   Trustee      Trustee     Chief Communications Officer        80       Trustee/Director/
815 Cumberstone Road                          since 2003  of the National Academy of                   Managing General
Harwood, MD 20776                                         Sciences/National Research                   Partner of funds in
                                                          Council, an independent,                     the Fund Complex.
                                                          federally chartered policy                   Director of Fluor
                                                          institution, from 2001 to                    Corp., an
                                                          November 2003 and Chief                      engineering,
                                                          Operating Officer from 1993 to               procurement and
                                                          2001. Director of the                        construction
                                                          Institute for Defense                        organization, since
                                                          Analyses, a federally funded                 January 2004 and
                                                          research and development                     Director of Neurogen
                                                          center, Director of the German               Corporation, a
                                                          Marshall Fund of the United                  pharmaceutical
                                                          States, Director of the Rocky                company, since
                                                          Mountain Institute and Trustee               January 1998.
                                                          of Colorado College. Prior to
                                                          1993, Executive Director of
                                                          the Commission on Behavioral
                                                          and Social Sciences and
                                                          Education at the National
                                                          Academy of Sciences/National
                                                          Research Council. From 1980
                                                          through 1989, Partner of
                                                          Coopers & Lybrand.

                              INTERESTED TRUSTEES*

                                                                                          NUMBER OF
                                            TERM OF                                        FUNDS IN
                                           OFFICE AND                                        FUND
                              POSITION(S)  LENGTH OF                                       COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)             OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS                BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (51)       Trustee and  Trustee     President of funds in the Fund         80       Trustee/Director/
1221 Avenue of the Americas   President    since       Complex. Chairman, President,                   Managing General
New York, NY 10020                         2003;       Chief Executive Officer and                     Partner of funds in
                                           President   Director of the Adviser and Van                 the Fund Complex.
                                           since 2002  Kampen Advisors Inc. since
                                                       December 2002. Chairman,
                                                       President and Chief Executive
                                                       Officer of Van Kampen Investments
                                                       since December 2002. Director of
                                                       Van Kampen Investments since
                                                       December 1999. Chairman and
                                                       Director of Van Kampen Funds Inc.
                                                       since December 2002. President,
                                                       Director and Chief Operating
                                                       Officer of Morgan Stanley
                                                       Investment Management since
                                                       December 1998. President and
                                                       Director since April 1997 and
                                                       Chief Executive Officer since
                                                       June 1998 of Morgan Stanley
                                                       Investment Advisors Inc. and
                                                       Morgan Stanley Services Company
                                                       Inc. Chairman, Chief Executive
                                                       Officer and Director of Morgan
                                                       Stanley Distributors Inc. since
                                                       June 1998. Chairman since June
                                                       1998, and Director since January
                                                       1998 of Morgan Stanley Trust.
                                                       Director of various Morgan
                                                       Stanley subsidiaries. President
                                                       of the Morgan Stanley Funds since
                                                       May 1999. Previously Chief
                                                       Executive Officer of Van Kampen
                                                       Funds Inc. from December 2002 to
                                                       July 2003, Chief Strategic
                                                       Officer of Morgan Stanley
                                                       Investment Advisors Inc. and
                                                       Morgan Stanley Services Company
                                                       Inc. and Executive Vice President
                                                       of Morgan Stanley Distributors
                                                       Inc. from April 1997 to June
                                                       1998. Chief Executive Officer
                                                       from September 2002 to April 2003
                                                       and Vice President from May 1997
                                                       to April 1999 of the Morgan
                                                       Stanley Funds.

Richard F. Powers, III* (59)  Trustee      Trustee     Advisory Director of Morgan            82       Trustee/Director/
1221 Avenue of the Americas                since 1999  Stanley. Prior to December 2002,                Managing General
New York, NY 10020                                     Chairman, Director, President,                  Partner of funds in
                                                       Chief Executive Officer and                     the Fund Complex.
                                                       Managing Director of Van Kampen
                                                       Investments and its investment
                                                       advisory, distribution and other
                                                       subsidiaries. Prior to December
                                                       2002, President and Chief
                                                       Executive Officer of funds in the
                                                       Fund Complex. Prior to May 1998,
                                                       Executive Vice President and
                                                       Director of Marketing at Morgan
                                                       Stanley and Director of Dean
                                                       Witter, Discover & Co. and Dean
                                                       Witter Realty. Prior to 1996,
                                                       Director of Dean Witter Reynolds
                                                       Inc.

                                                                                          NUMBER OF
                                            TERM OF                                        FUNDS IN
                                           OFFICE AND                                        FUND
                              POSITION(S)  LENGTH OF                                       COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)             OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS                BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (65)         Trustee      Trustee     Partner in the law firm of             82       Trustee/Director/
333 West Wacker Drive                      since 1993  Skadden, Arps, Slate, Meagher &                 Managing General
Chicago, IL 60606                                      Flom LLP, legal counsel to funds                Partner of funds in
                                                       in the Fund Complex.                            the Fund Complex.
                                                                                                       Director of the
                                                                                                       Abraham Lincoln
                                                                                                       Presidential
                                                                                                       Foundation.

------------------------------------

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates. Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

+ Designated as Preferred Shares Trustee.

                                    OFFICERS

                                                     TERM OF
                                                    OFFICE AND
                                   POSITION(S)      LENGTH OF
NAME, AGE AND                       HELD WITH          TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND           SERVED    DURING PAST 5 YEARS

Ronald E. Robison (66)          Executive Vice      Officer     Executive Vice President and Principal Executive Officer of
1221 Avenue of the Americas     President and       since 2003  Funds in the Fund Complex since May 2003. Chief Executive
New York, NY 10020              Principal                       Officer and Chairman of Investor Services. Managing Director
                                Executive                       of Morgan Stanley. Chief Administrative Officer, Managing
                                Officer                         Director and Director of Morgan Stanley Investment Advisors
                                                                Inc., Morgan Stanley Services Company Inc. and Managing
                                                                Director and Director of Morgan Stanley Distributors Inc.
                                                                Chief Executive Officer and Director of Morgan Stanley
                                                                Trust. Executive Vice President and Principal Executive
                                                                Officer of the Institutional and Retail Morgan Stanley
                                                                Funds; Director of Morgan Stanley SICAV; previously Chief
                                                                Global Operations Officer and Managing Director of Morgan
                                                                Stanley Investment Management Inc.

Joseph J. McAlinden (62)        Executive Vice      Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas     President and       since 2002  Stanley Investment Advisors Inc., Morgan Stanley Investment
New York, NY 10020              Chief Investment                Management Inc. and Morgan Stanley Investments LP and
                                Officer                         Director of Morgan Stanley Trust for over 5 years. Executive
                                                                Vice President and Chief Investment Officer of funds in the
                                                                Fund Complex. Managing Director and Chief Investment Officer
                                                                of Van Kampen Investments, the Adviser and Van Kampen
                                                                Advisors Inc. since December 2002.

Amy R. Doberman (43)            Vice President      Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                         since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                              Management, Inc., Morgan Stanley Investment Advisers Inc.
                                                                and the Adviser. Vice President of the Morgan Stanley
                                                                Institutional and Retail Funds since July 2004 and Vice
                                                                President of funds in the Fund Complex as of August 2004.
                                                                Previously, Managing Director and General Counsel of
                                                                Americas, UBS Global Asset Management from July 2000 to July
                                                                2004 and General Counsel of Aeltus Investment Management,
                                                                Inc from January 1997 to July 2000.

Stefanie V. Chang Yu (38)       Vice President      Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas     and Secretary       since 2003  Vice President and Secretary of funds in the Fund Complex.
New York, NY 10020

John L. Sullivan (49)           Chief Compliance    Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza                Officer             since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                      Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                Investments, Vice President, Chief Financial Officer and
                                                                Treasurer of funds in the Fund Complex and head of Fund
                                                                Accounting for Morgan Stanley Investment Management. Prior
                                                                to December 2002, Executive Director of Van Kampen
                                                                Investments, the Adviser and Van Kampen Advisors Inc.

James W. Garrett (36)           Chief Financial     Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas     Officer and         since 2005  Chief Financial Officer and Treasurer of Morgan Stanley
New York, NY 10020              Treasurer                       Institutional Funds since 2002 and of funds in the Fund
                                                                Complex since 2005.

COMPENSATION

     Each trustee/director/managing general partner (hereinafter referred to in this section as "trustee") who is not an affiliated person (as defined in the 1940 Act) of Van Kampen Investments, the Adviser or the Administrator (each a "Non-Affiliated Trustee") is compensated by an annual retainer and meeting fees for services to funds in the Fund Complex. Each fund in the Fund Complex (except Van Kampen Exchange Fund) provides a deferred compensation plan to its Non-Affiliated Trustees that allows trustees to defer receipt of their compensation until retirement and earn a return on such deferred amounts. Amounts deferred are retained by the Funds and earn a rate of return determined by reference to the return on the common shares of the Funds or other funds in the Fund Complex as selected by the respective Non-Affiliated Trustee. To the extent permitted by the 1940 Act, the Funds may invest in securities of those funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Funds. Deferring compensation has the same economic effect as if the Non-Affiliated Trustee reinvested his or her compensation into the Funds. Each fund in the Fund Complex (except Van Kampen Exchange Fund) provides a retirement plan to its Non-Affiliated Trustees that provides Non-Affiliated Trustees with compensation after retirement, provided that certain eligibility requirements are met. Under the retirement plan, a Non-Affiliated Trustee who is receiving compensation from the Funds prior to such Non-Affiliated Trustee's retirement, has at least 10 years of service (including years of service prior to adoption of the retirement plan) and retires at or after attaining the age of 60, is eligible to receive a retirement benefit per year for each of the 10 years following such retirement from the Funds. Non-Affiliated Trustees retiring prior to the age of 60 or with fewer than 10 years but more than 5 years of service may receive reduced retirement benefits from the Funds.

     Additional information regarding compensation and benefits for trustees of each Fund is set forth below for the periods described in the notes accompanying the table.

                               COMPENSATION TABLE

                                                                               Fund Complex
                                                              -----------------------------------------------
                                                               Aggregate        Aggregate
                           Aggregate Compensation from:       Pension or        Estimated           Total
                        -----------------------------------   Retirement     Maximum Annual     Compensation
                                        Value                  Benefits     Benefits from the      before
                         Municipal    Municipal               Accrued as      Fund Complex      Deferral from
                        Opportunity    Income     Acquiring     Part of           Upon              Fund
        Name(1)         Trust II(2)   Trust(3)     Fund(4)    Expenses(5)     Retirement(6)      Complex(7)
        -------         -----------   ---------   ---------   -----------   -----------------   -------------
INDEPENDENT TRUSTEES
David C. Arch              $3,008      $4,864      $2,454      $ 35,277         $147,500          $192,530
Jerry D. Choate             4,030       6,739       3,222        82,527          126,000           200,002
Rod Dammeyer                3,014       4,870       2,460        63,782          147,500           208,000
Linda Hutton Heagy          3,829       6,538       3,021        24,465          142,500           184,784
R. Craig Kennedy            4,030       6,739       3,222        16,911          142,500           200,002
Howard J Kerr               3,214       5,070       2,660       140,743          146,250           208,000
Jack E. Nelson              4,030       6,739       3,222        97,294          109,500           200,002
Hugo F. Sonnenschein        3,214       5,070       2,660        64,476          147,500           208,000
Suzanne H. Woolsey          4,030       6,739       3,222        58,450          142,500           200,002

INTERESTED TRUSTEE
Wayne W. Whalen(1)          3,214       5,070       2,660        72,001          147,500           208,000

------------------------------------

(1) Trustees not eligible for compensation are not included in the Compensation Table. Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of each Fund and certain other funds in the Fund Complex. Theodore A. Myers retired as a member of the Board of Trustees of each Fund and other funds in the Fund Complex on December 31, 2003. J. Miles Branagan retired as a member of the Board of Trustees of each Fund and other funds in the Fund Complex on December 31, 2004.

(2) The amounts shown in this column represent the aggregate compensation before deferral with respect to Municipal Opportunity Trust II's fiscal year ended October 31, 2004. The following trustees deferred compensation from Municipal Opportunity Trust II during the fiscal year ended October 31, 2004: Mr. Choate, $4,030; Mr. Dammeyer, $3,014; Ms. Heagy, $3,829; Mr.
    Nelson, $4,030; Mr. Sonnenschein, $3,214; and Mr. Whalen, $3,214. The cumulative deferred compensation (including interest) accrued with respect to each trustee from Municipal Opportunity Trust II as of October 31, 2004 is as follows: Mr. Choate, $5,306; Mr. Dammeyer, $49,488; Ms. Heagy, $5,175; Mr. Nelson, $5,260; Mr. Sonnenschein, $43,230; and Mr. Whalen, $43,081. The deferred compensation plan is described above the Compensation Table.

(3) The amounts shown in this column represent the aggregate compensation before deferral with respect to Value Municipal Income Trust's fiscal year ended October 31, 2004. The following trustees deferred compensation from Value Municipal Income Trust during the fiscal year ended October 31, 2004: Mr. Choate, $6,739; Mr. Dammeyer, $4,870; Ms. Heagy, $6,538; Mr. Nelson, $6,739;
    Mr. Sonnenschein, $5,070; and Mr. Whalen, $5,070. The cumulative deferred compensation (including interest) accrued with respect to each trustee from Value Municipal Income Trust as of October 31, 2004 is as follows: Mr. Choate, $8,835; Mr. Dammeyer, $65,657; Ms. Heagy, $8,748; Mr. Nelson, $8,757; Mr. Sonnenschein, $57,110; and Mr. Whalen, $58,237. The deferred compensation plan is described above the Compensation Table.

(4) The amounts shown in this column represent the aggregate compensation before deferral with respect to the Acquiring Fund's fiscal year ended October 31, 2004. The following trustees deferred compensation from the Acquiring Fund during the fiscal year ended October 31, 2004: Mr. Choate, $3,222; Mr. Dammeyer, $2,460; Ms. Heagy, $3,021; Mr. Nelson, $3,222; Mr. Sonnenschein, $2,660; and Mr. Whalen, $2,660. The cumulative deferred compensation (including interest) accrued with respect to each trustee from the Acquiring Fund as of October 31, 2004 is as follows: Mr. Choate, $4,255; Mr. Dammeyer, $44,682; Ms. Heagy, $4,109; Mr. Nelson, $4,218; Mr. Sonnenschein, $39,105;
    and Mr. Whalen, $38,576. The deferred compensation plan is described above the Compensation Table.

(5) The amounts shown in this column represent the sum of the retirement benefits accrued by the operating funds in the Fund Complex for each of the trustees for the funds' respective fiscal years ended in 2004. The retirement plan is described above the Compensation Table.

(6) For each trustee, this is the sum of the estimated maximum annual benefits payable by the funds in the Fund Complex for each year of the 10-year period commencing in the year of such person's anticipated retirement. The retirement plan is described above the Compensation Table.

(7) The amounts shown in this column represent the aggregate compensation paid by all of the funds in the Fund Complex as of December 31, 2004 before deferral by the trustees under the deferred compensation plan. Because the funds in the Fund

    Complex have different fiscal year ends, the amounts shown in this column are presented on a calendar year basis.

BOARD COMMITTEES

     The Board of Trustees of each Fund has the same three standing committees (an audit committee, a brokerage and services committee and a governance committee). Each committee is comprised solely of "Independent Trustees," which is defined for purposes herein as trustees who: (1) are not "interested persons" of the Funds as defined by the 1940 Act and (2) are "independent" of the Funds as defined by the New York Stock Exchange, American Stock Exchange and Chicago Stock Exchange listing standards.

     Each Board's audit committee consists of Jerry D. Choate, Rod Dammeyer and
R. Craig Kennedy. In addition to being Independent Trustees as defined above, each of these trustees also meets the additional independence requirements for audit committee members as defined by the New York Stock Exchange, American Stock Exchange and Chicago Stock Exchange listing standards. Each audit committee makes recommendations to its Board of Trustees concerning the selection of its Fund's independent registered public accounting firm, reviews with such independent registered public accounting firm the scope and results of its Fund's annual audit and considers any comments which the independent registered public accounting firm may have regarding its Fund's financial statements, books of account or internal controls. Each Board of Trustees has adopted a formal written charter for its audit committee which sets forth the audit committee's responsibilities. Each audit committee has reviewed and discussed the financial statements of its Fund with management as well as with the independent registered public accounting firm of the Fund, and discussed with the independent registered public accounting firm the matters required to be discussed under the Statement of Auditing Standards No. 61. Each audit committee has received the written disclosures and the letter from the independent registered public accounting firm required under Independence Standards Board Standard No. 1 and has discussed with the independent registered public accounting firm its independence. Based on this review, each audit committee recommended to its Board of Trustees that its Fund's audited financial statements be included in the Fund's annual report to shareholders for the most recent fiscal year for filing with the SEC.

     Each Board's brokerage and services committee consists of Linda Hutton Heagy, Hugo F. Sonnenschein and Suzanne H. Woolsey. Each brokerage and services committee reviews its Fund's allocation of brokerage transactions and soft-dollar practices.

     Each Board's governance committee consists of David C. Arch, Howard J Kerr and Jack E. Nelson. In addition to being Independent Trustees as defined above, each of these trustees also meets the additional independence requirements for nominating committee members as defined by the New York Stock Exchange, American Stock Exchange and Chicago Stock Exchange listing standards. Each governance committee identifies individuals qualified to serve as Independent Trustees on its Board and on committees of the Board, advises its Board with respect to Board composition, procedures and committees, develops and recommends to its Board a set of corporate governance principles applicable to the Fund, monitors corporate governance matters and makes recommendations to its Board, and acts as the administrative committee with respect to Board policies and procedures, committee policies and procedures and codes of ethics. The Independent Trustees of each Fund select and nominate any other nominee Independent Trustees for each Fund. While the Independent Trustees of each Fund expect to be able to continue to identify from their own resources an ample number of qualified candidates for each Board of Trustees as they deem appropriate, they will consider nominations from shareholders to each Board. Nominations from shareholders should be in writing and sent to the Independent Trustees of the Funds at the Funds' offices at 1221 Avenue of the Americas, New York, New York 10020 or directly to the Independent Trustees at the address specified above for each trustee.

     During each Fund's last fiscal year, each Board of Trustees held 16 meetings. During each Fund's last fiscal year, the audit committee of each Board held five meetings, the brokerage and services committee of each Board held four meetings and the governance committee of each Board held five meetings.

SHARE OWNERSHIP

     Excluding any deferred compensation balances as described in the Compensation Table, as of December 31, 2004, the most recently completed calendar year prior to the date of this Statement of Additional Information, each trustee of Municipal Opportunity Trust II, Value Municipal Income Trust and the Acquiring Fund beneficially owned equity securities of each such Fund and of all of the funds in the Fund Complex overseen by the trustee in the dollar range amounts specified below.

                2004 TRUSTEE BENEFICIAL OWNERSHIP OF SECURITIES

INDEPENDENT TRUSTEES

                                                                              TRUSTEE
                                     -----------------------------------------------------------------------------------------
                                       ARCH    CHOATE   DAMMEYER   HEAGY    KENNEDY    KERR    NELSON   SONNENSCHEIN  WOOLSEY
                                     --------  -------  --------  --------  --------  -------  -------  ------------  --------
Dollar range of equity securities
 in Municipal Opportunity Trust
 II................................    none     none      over      none      none     none     none        $1-         none
                                                        $100,000                                          $10,000
Dollar range of equity securities
 in Value Municipal Income Trust...    none     none      none      none      none     none     none        none        none
Dollar range of equity securities
 in the Acquiring Fund.............    $1-      none      over      none      none     none     none        $1-         none
                                     $10,000            $100,000                                          $10,000
Aggregate dollar range of equity
 securities in all registered
 investment companies overseen by
 trustee in the Fund Complex.......  $50,001-    $1-      over    $50,001-    over      $1-      $1-      $10,001-    $10,001-
                                     $100,000  $10,000  $100,000  $100,000  $100,000  $10,000  $10,000    $50,000     $50,000

INTERESTED TRUSTEES

                                                                        TRUSTEE
                                                              ----------------------------
                                                               MERIN     POWERS    WHALEN
                                                              --------  --------  --------
Dollar range of equity securities in Municipal Opportunity
 Trust II...................................................    none      none      $1-
                                                                                  $10,000
Dollar range of equity securities in Value Municipal Income
 Trust......................................................    none      none      none
Dollar range of equity securities in the Acquiring Fund.....    none      none      $1-
                                                                                  $10,000
Aggregate dollar range of equity securities in all
 registered investment companies overseen by trustee in the
 Fund Complex...............................................    over      over      over
                                                              $100,000  $100,000  $100,000

     Including deferred compensation balances (which are amounts deferred and thus retained by the Funds as described in the Compensation Table), as of December 31, 2004, the most recently completed calendar year prior to the date of this Statement of Additional Information, each trustee of the Fund had in the aggregate, combining beneficially owned equity securities and deferred compensation of the Fund and of all of the funds in the Fund Complex overseen by the trustee, the dollar range of amounts specified below.

          2004 TRUSTEE BENEFICIAL OWNERSHIP AND DEFERRED COMPENSATION

INDEPENDENT TRUSTEES

                                                                            TRUSTEE
                                  --------------------------------------------------------------------------------------------
                                    ARCH     CHOATE   DAMMEYER   HEAGY    KENNEDY     KERR     NELSON   SONNENSCHEIN  WOOLSEY
                                  --------  --------  --------  --------  --------  --------  --------  ------------  --------
Dollar range of equity
 securities and deferred
 compensation in Municipal
 Opportunity Trust II...........    none      none      over      none      none      over      none        $1-         none
                                                      $100,000                      $100,000              $10,000
Dollar range of equity
 securities and deferred
 compensation in Value Municipal
 Income Trust...................    none      none      none      none      none      none      none        none        none
Dollar range of equity
 securities and deferred
 compensation in the Acquiring
 Fund...........................    $1-       none      over      none      none      none      none        $1-         none
                                  $10,000             $100,000                                            $10,000
Aggregate dollar range of equity
 securities and deferred
 compensation in all registered
 investment companies overseen
 by trustee in Fund Complex.....  $50,001-    over      over      over      over      over      over        over      $10,000-
                                  $100,000  $100,000  $100,000  $100,000  $100,000  $100,000  $100,000    $100,000    $50,001

INTERESTED TRUSTEES

                                             TRUSTEE
                                  ------------------------------
                                   MERIN      POWERS     WHALEN
                                   -----      ------     ------
Dollar range of equity
 securities and deferred
 compensation in Municipal
 Opportunity Trust II...........    none       none       $1-
                                                        $10,000
Dollar range of equity
 securities and deferred
 compensation in Value Municipal
 Income Trust...................    none       none       none
Dollar range of equity
 securities and deferred
 compensation in the Acquiring
 Fund...........................    none       none       $1-
                                                        $10,000
Aggregate dollar range of equity
 securities and deferred
 compensation in all registered
 investment companies overseen
 by trustee in the Fund
 Complex........................    over       over       over
                                  $100,000   $100,000   $100,000

                         INVESTMENT ADVISORY AGREEMENT

     Each Fund and the Adviser are parties to an investment advisory agreement (each an "Advisory Agreement"). Under each Advisory Agreement, a Fund retains the Adviser to manage the investment of such Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates economic, statistical and financial information to formulate strategy and implement such Fund's investment objective. The Adviser also furnishes offices, necessary facilities and equipment, provides administrative services to such Fund, renders periodic reports to such Fund's Board of Trustees and permits its officers and employees to serve without compensation as trustees or officers of such Fund if elected to such positions. A Fund, however, bears the costs of its day-to-day operations, including auction agent fees, fees for broker-dealers participating in auctions of such Fund's APS, custodian fees, legal and independent registered public accounting firm fees, the costs of reports and proxies to shareholders, compensation of trustees of such Fund (other than those who are affiliated persons of Van Kampen Investments, the Adviser or the Administrator) and all other ordinary business expenses not specifically assumed by the Adviser. Each Advisory Agreement also provides that the Adviser shall not be liable to a Fund for any actions or omissions in the absence of willful misfeasance, bad faith, negligence or reckless disregard of its obligations and duties under such Advisory Agreement.

     Each Advisory Agreement may be continued from year to year if specifically approved at least annually (a)(i) by a Fund's Board of Trustees or (ii) by a vote of a majority of a Fund's outstanding voting securities and (b) by a vote of a majority of the trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. Each Advisory Agreement provides that it shall terminate automatically if assigned and that it may be terminated without penalty by either party on 60 days' written notice.

     In approving each Advisory Agreement, the Board of Trustees of each Fund, including the non-interested trustees, considered the nature, quality and scope of the services provided by the Adviser, the performance, fees and expenses of a Fund compared to other similar investment companies, the Adviser's expenses in providing the services and the profitability of the Adviser and its affiliated companies. The Board of Trustees of each Fund also reviewed the benefit to the Adviser of receiving research paid for by Fund assets and the propriety of such an arrangement and evaluated other benefits the Adviser derives from its relationship with a Fund. The Board of Trustees of each Fund considered the extent to which any economies of scale experienced by the Adviser are shared with a Fund's shareholders, and the propriety of existing and alternative breakpoints in a Fund's advisory fee schedule. The Board of Trustees of each Fund considered comparative advisory fees of a Fund and other investment companies at different asset levels. The Board of Trustees of each Fund reviewed reports from third parties about the foregoing factors and considered changes, if any, in such items since its previous approval. The Board of Trustees of each Fund discussed the financial strength of the Adviser and its affiliated companies and the capability of the personnel of the Adviser. The Board of Trustees of each Fund reviewed the statutory and regulatory requirements for approval of advisory agreements. The Board of Trustees of each Fund, including the non-interested trustees, evaluated all of the foregoing and determined, in the exercise of its business judgment, that approval of each Advisory Agreement was in the best interests of the respective Fund and its shareholders.

ADVISORY FEES

                                                      FISCAL YEAR ENDED OCTOBER 31,
                                                   ------------------------------------
                                                      2004         2003         2002
                                                   ----------   ----------   ----------
The Adviser received the approximate advisory
  fees from each Fund as follows:
  Municipal Opportunity Trust II.................  $1,743,012   $1,748,973   $1,719,486
  Value Municipal Income Trust...................  $3,545,870   $3,566,745   $3,524,738
  Acquiring Fund.................................  $1,202,514   $1,208,379   $1,192,207

                                OTHER AGREEMENTS

ADMINISTRATIVE SERVICES AGREEMENT

     Each Fund was a party to an administrative services agreement. The administrative services provided by the Administrator to each Fund included record keeping and reporting responsibilities with respect to each Fund's portfolio and preferred shares and providing certain services to shareholders. Prior to May 14, 2002, each Fund paid the Administrator a monthly administrative services fee at the annual rate of 0.20% of the average net assets of each Fund. Prior to June 1, 2004, each Fund paid the Administrator a monthly administrative services fee at the annual rate of 0.05% of the average net assets of each Fund. Effective June 1, 2004, the administrative services fee was reduced from 0.05% to 0.00%. The administrative services agreement for each Fund was terminated effective May 26, 2005.

ADMINISTRATIVE SERVICES FEES

                                                        FISCAL YEAR ENDED OCTOBER 31,
                                                        ------------------------------
                                                          2004       2003       2002
                                                        --------   --------   --------
Van Kampen Funds Inc. received the approximate
  administrative services fees from each Fund as
  follows:
  Municipal Opportunity Trust II......................  $ 84,934   $145,750   $370,936
  Value Municipal Income Trust........................   172,834    297,229    760,602
  Acquiring Fund......................................    58,584    100,699    257,217

ACCOUNTING SERVICES AGREEMENT

     Each Fund has entered into an accounting services agreement pursuant to which the Adviser provides accounting services to each Fund supplementary to those provided by the custodian. Such services are expected to enable each Fund to more closely monitor and maintain its accounts and records. Each Fund pays all costs and expenses related to such services, including all salary and related benefits of accounting personnel, as well as the overhead and expenses of office space and the equipment necessary to render such services. Each Fund shares together with the other Van Kampen funds in the cost of providing such services with 25% of such costs shared proportionately based on the respective number of classes of securities issued per fund and the remaining 75% of such costs based proportionately on the respective net assets per fund.

ACCOUNTING SERVICES FEES

                                                           FISCAL YEAR ENDED OCTOBER 31,
                                                           ------------------------------
                                                             2004       2003       2002
                                                           --------   --------   --------
The Adviser received the approximate accounting services
  fees from each Fund as follows:
  Municipal Opportunity Trust II.........................  $19,698    $21,576    $23,168
  Value Municipal Income Trust...........................   30,315     35,430     36,540
  Acquiring Fund.........................................   16,541     17,741     19,257

LEGAL SERVICES AGREEMENT

     Each Fund and certain other Van Kampen funds have entered into legal services agreements pursuant to which Van Kampen Investments provides legal services, including without limitation, accurate maintenance of each fund's minute books and records, preparation and oversight of each fund's regulatory reports and other information provided to shareholders, as well as responding to day-to-day legal issues on behalf of the funds. Payment by the funds for such services is made on a cost basis for the salary and salary-related benefits, including but not limited to bonuses, group insurance and other regular wages for the employment of personnel. Of the total costs for legal services provided to the funds, one half of such costs are allocated equally to each fund and the remaining one half of such costs are allocated to specific funds based on monthly time records.

LEGAL SERVICES FEES

                                                           FISCAL YEAR ENDED OCTOBER 31,
                                                           ------------------------------
                                                             2004       2003       2002
                                                           --------   --------   --------
Van Kampen Investments received the approximate legal
  services fees from each Fund as follows:
  Municipal Opportunity Trust II.........................  $17,192    $16,054    $11,825
  Value Municipal Income Trust...........................   21,488     20,301     14,788
  Acquiring Fund.........................................   13,986     14,416     11,256

                                FUND MANAGEMENT

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS

     As of October 31, 2004, Timothy Haney managed 12 registered investment companies with a total of approximately $2.9 billion in assets; 0 pooled investment vehicles other than registered investment companies; and 0 other accounts.

     As of October 31, 2004, Robert Wimmel managed 36 registered investment companies with a total of approximately $11.0 billion in assets; 0 pooled investment vehicles other than registered investment companies; and 0 other accounts.

     As of October 31, 2004, John R. Reynoldson managed 33 registered investment companies with a total of approximately $7.8 billion in assets; 0 pooled investment vehicles other than registered investment companies; and 0 other accounts.

     Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Adviser may receive fees from certain accounts that are higher than the fee it receives from the Funds, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Funds. The portfolio managers of the Funds do not currently manage assets for other investment companies, pooled investment vehicles or other accounts that charge a performance fee. The Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

     Portfolio managers receive a combination of base compensation and discretionary compensation, comprised of a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all accounts managed by the portfolio manager.

     BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Adviser.

     DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.

     Discretionary compensation can include:

     - Cash Bonus;

     - Morgan Stanley's Equity Incentive Compensation Program (EICP) awards -- a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions;

     - Investment Management Deferred Compensation Plan (IMDCP) awards -- a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 50% of the IMDCP deferral into a combination of the designated funds they manage that are included in the IMDCP fund menu;

     - Select Employees' Capital Accumulation Program (SECAP) awards -- a voluntary program that permits employees to elect to defer a portion of their discretionary year-end compensation and notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Adviser or its affiliates, and

     - Voluntary Equity Incentive Compensation Program (VEICP) awards -- a voluntary program that permits employees to elect to defer a portion of their discretionary year-end compensation to invest in Morgan Stanley stock units.

     Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

     - Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups. Generally, the greatest weight is placed on the three- and five-year periods.

     - Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

     - Contribution to the business objectives of the Adviser.

     - The dollar amount of assets managed by the portfolio manager.

     - Market compensation survey research by independent third parties.

     - Other qualitative factors, such as contributions to client objectives.

     - Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the Global Investor Group, a department within Morgan Stanley Investment Management that includes all investment professionals.

     Occasionally, to attract new hires or to retain key employees, the total amount of compensation will be guaranteed in advance of the fiscal year end based on current market levels. In limited circumstances, the guarantee may continue for more than one year. The guaranteed compensation is based on the same factors as those comprising overall compensation described above.

SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS

     [As of October 31, 2004, the dollar range of securities beneficially owned by each portfolio manager in each Fund is shown below:

     Timothy Haney--[       ];(1)

     Robert Wimmel--[       ];(1)

     John R. Reynoldson--[       ].(1)
------------

(1) Includes amounts held directly or notionally in each Fund through certain defined contribution and/or deferred compensation programs.]

     [As of each Fund's fiscal year end, none of the portfolio managers owned equity securities in any of the Funds.]

                                 CODE OF ETHICS

     The Funds, the Adviser, and the Administrator have adopted a Code of Ethics (the "Code of Ethics") that sets forth general and specific standards relating to the securities trading activities of their employees. The Code of Ethics does not prohibit employees from acquiring securities that may be purchased or held by the Funds, but is intended to ensure that all employees conduct their personal transactions in a manner that does not interfere with the portfolio transactions of the Funds or other Van Kampen funds, or that such employees take unfair advantage of their relationship with the Funds. Among other things, the Code of Ethics prohibits certain types of transactions absent prior approval, imposes various trading restrictions (such as time periods during which personal transactions may or may not be made) and requires quarterly reporting of securities transactions and other reporting matters. All reportable securities transactions and other required reports are to be reviewed by appropriate personnel for compliance with the Code of Ethics. Additional restrictions apply to portfolio managers, traders, research analysts and others who may have access to nonpublic information about the trading activities of the Funds or other

Van Kampen funds or who otherwise are involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

     The Adviser is responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of prices and any brokerage commissions on such transactions. While the Adviser will be primarily responsible for the placement of each Fund's portfolio business, the policies and practices in this regard are subject to review by each Fund's Board of Trustees.

     As most transactions made by a Fund are principal transactions at net prices, a Fund generally incurs little or no brokerage costs. The portfolio securities in which a Fund invests are normally purchased directly from the issuer or in the over-the-counter market from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers include a spread or markup to the dealer between the bid and asked price. Sales to dealers are effected at bid prices. A Fund may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid, or may purchase and sell listed securities on an exchange, which are effected through brokers who charge a commission for their services.

     The Adviser is responsible for placing portfolio transactions and does so in a manner deemed fair and reasonable to each Fund and not according to any formula. The primary consideration in all portfolio transactions is prompt execution of orders in an effective manner at the most favorable price. In selecting broker-dealers and in negotiating prices and any brokerage commissions on such transactions, the Adviser considers the firm's reliability, integrity and financial condition and the firm's execution capability, the size and breadth of the market for the security, the size of and difficulty in executing the order, and the best net price. There are many instances when, in the judgment of the Adviser, more than one firm can offer comparable execution services. In selecting among such firms, consideration may be given to those firms which supply research and other services in addition to execution services. The Adviser is authorized to pay higher commissions to brokerage firms that provide it with investment and research information than to firms which do not provide such services if the Adviser determines that such commissions are reasonable in relation to the overall services provided. No specific value can be assigned to such research services which are furnished without cost to the Adviser. Since statistical and other research information is only supplementary to the research efforts of the Adviser and still must be analyzed and reviewed by its staff, the receipt of research information is not expected to reduce its expenses materially. The investment advisory fee is not reduced as a result of the Adviser's receipt of such research services. Services provided may include
(a) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). Research services furnished by firms through which a

Fund effects its securities transactions may be used by the Adviser in servicing all of its advisory accounts; not all of such services may be used by the Adviser in connection with a Fund.

     The Adviser also may place portfolio transactions, to the extent permitted by law, with brokerage firms affiliated with a Fund and the Adviser if it reasonably believes that the quality of execution and the commission are comparable to that available from other qualified firms.

     The Adviser may place portfolio transactions at or about the same time for other advisory accounts, including other investment companies. The Adviser seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities for a Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to a Fund. In making such allocations among a Fund and other advisory accounts, the main factors considered by the Adviser are the respective sizes of such Fund and other advisory accounts, the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and opinions of the persons responsible for recommending the investment.

     Certain broker-dealers, through which a Fund may effect securities transactions, are affiliated persons (as defined in the 1940 Act) of a Fund or affiliated persons of such affiliates, including Morgan Stanley or its subsidiaries. Each Fund's Board of Trustees has adopted certain policies incorporating the standards of Rule 17e-1 issued by the SEC under the 1940 Act which require that the commissions paid to affiliates of the Fund must be reasonable and fair compared to the commissions, fees or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The rule and procedures also contain review requirements and require the Adviser to furnish reports to the trustees and to maintain records in connection with such reviews. After consideration of all factors deemed relevant, the trustees will consider from time to time whether the advisory fee for each Fund will be reduced by all or a portion of the brokerage commission paid to affiliated brokers.

     Unless otherwise disclosed below, the Funds paid no commissions to affiliated brokers during the last three fiscal years. The Funds paid the following commissions to brokers during the fiscal years shown:

                                                           AFFILIATED BROKERS
                                           ALL BROKERS   MORGAN STANLEY DW INC.
                                           -----------   ----------------------
MUNICIPAL OPPORTUNITY TRUST II
  Commissions Paid:
     Fiscal year ended October 31,
       2004..............................    $17,882              -0-
     Fiscal year ended October 31,
       2003..............................     14,970              -0-
     Fiscal year ended October 31,
       2002..............................      1,330              -0-

                                                           AFFILIATED BROKERS
                                           ALL BROKERS   MORGAN STANLEY DW INC.
                                           -----------   ----------------------
VALUE MUNICIPAL INCOME TRUST
  Commissions Paid:
     Fiscal year ended October 31,
       2004..............................    $38,198              -0-
     Fiscal year ended October 31,
       2003..............................     29,326              -0-
     Fiscal year ended October 31,
       2002..............................      2,899              -0-
ACQUIRING FUND
  Commissions Paid:
     Fiscal year ended October 31,
       2004..............................    $10,143              -0-
     Fiscal year ended October 31,
       2003..............................     12,823              -0-
     Fiscal year ended October 31,
       2002..............................      1,084              -0-

     During the fiscal year ended October 31, 2004, none of the Funds paid brokerage commissions to brokers selected primarily on the basis of research services provided to the Adviser.

                               OTHER INFORMATION

CUSTODY OF ASSETS

     All securities owned by the Funds and all cash, including proceeds from the sale of securities in each Fund's investment portfolio, are held by State Street Bank and Trust Company, 225 West Franklin Street, Boston, Massachusetts 02110, as custodian. The custodian also provides accounting services to the Funds.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

     The Funds' Proxy Voting Policy and Procedures are included as Appendix C to this Statement of Additional Information. Information on how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling (800) 341-2929 or by visiting our web site at www.vankampen.com. This information is also available on the SEC's web site at http://www.sec.gov.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     An independent registered public accounting firm for the Funds performs an annual audit of each Fund's financial statements. Each Fund's Board of Trustees
has engaged           , located at           , to be each Fund's independent
registered public accounting firm.

                              FINANCIAL STATEMENTS

     Incorporated herein by reference in their respective entireties are (i) the audited financial statements of the Acquiring Fund for the fiscal year ended October 31, 2004, as included in Appendix D hereto, (ii) the unaudited financial statements of the Acquiring

Fund for the six-month period ended April 30, 2005, as included in Appendix E hereto, (iii) the audited financial statements of Municipal Opportunity Trust II for the fiscal year ended October 31, 2004, as included in Appendix F hereto,
(iv) the unaudited financial statements of Municipal Opportunity Trust II for the six-month period ended April 30, 2005, as included in Appendix G hereto, (v) the audited financial statements of Value Municipal Income Trust for the fiscal year ended October 31, 2004, as included in Appendix H hereto, and (vi) the unaudited financial statements of Value Municipal Income Trust for the six-month period ended April 30, 2005, as included in Appendix I hereto.

                         PRO FORMA FINANCIAL STATEMENTS

     Set forth in Appendix J hereto are unaudited pro forma financial statements of the Acquiring Fund giving effect to the Reorganization which include: (i) Pro Forma Condensed Statements of Assets and Liabilities at January 31, 2005, (ii) Pro Forma Condensed Statement of Operations for the one year period ended January 31, 2005 and (iii) Pro Forma Portfolio of Investments at January 31, 2005.

                                   APPENDIX A

                                    FORM OF
                      AGREEMENT AND PLAN OF REORGANIZATION

         In order to consummate the Reorganization and in consideration of the promises and the covenants and agreements hereinafter set forth, and intending to be legally bound, Van Kampen XXXXXX, a registered closed-end investment company, File No. 811-XXXX (the "Target Fund") and Van Kampen XXXXXX (the "Acquiring Fund"), a registered closed-end investment company, File No. 811-XXXX, each hereby agree as follows:

1.       Representations and Warranties of the Acquiring Fund.

         The Acquiring Fund represents and warrants to, and agrees with, the Target Fund that:

         (a) The Acquiring Fund is a trust, with transferable shares, duly organized, validly existing and in good standing in conformity with the laws of its jurisdiction of organization, and has the power to own all of its assets and to carry out this Agreement. The Acquiring Fund has all necessary federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

         (b) The Acquiring Fund is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a [non-]diversified, closed-end management investment company and such registration has not been revoked or rescinded and is in full force and effect. The Acquiring Fund has elected and qualified for the special tax treatment afforded regulated investment companies ("RICs") under Section 851 of the Internal Revenue Code (the "Code") at all times since its inception and intends to continue to so qualify until consummation of the reorganization contemplated hereby (the "Reorganization") and thereafter.

         (c) The Target Fund has been furnished with the Acquiring Fund's Annual Report to Shareholders for the fiscal year ended XXXX, 2004, and the audited financial statements appearing therein,
                  having been audited by               , independent registered
                  public accounting firm, fairly present the financial position of the Acquiring Fund as of the respective dates indicated, in conformity with accounting principles generally accepted in the United States applied on a consistent basis.

         (d) An unaudited statement of assets, liabilities and capital of the Acquiring Fund and an unaudited schedule of investments of the Acquiring Fund, each as of the Valuation Time (as defined in Section 3(e) of this Agreement), will be furnished to the Target Fund, at or prior to the Closing Date (as defined in Section 7(a) herein), for the purpose of determining the number of Acquiring Fund Common Shares and Acquiring Fund APS to be issued pursuant to Section 3(a) of this Agreement; each will fairly present the financial position of the Acquiring Fund as of the Valuation Time in conformity with generally accepted accounting principles applied on a consistent basis.

         (e) The Acquiring Fund has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of its Board of Trustees, and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

         (f) There are no material legal, administrative or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against it which assert liability on the part of the Acquiring Fund or which materially affect its financial condition or its ability to consummate the Reorganization. The Acquiring Fund is not charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

         (g) The Acquiring Fund is not obligated under any provision of its Declaration of Trust, as amended, or its by-laws, as amended, and is not a party to any contract or other commitment or obligation, and is not subject to any order or decree which would be violated by its execution of or performance under this Agreement, except insofar as the Funds have mutually agreed to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.

         (h) There are no material contracts outstanding to which the Acquiring Fund is a party that have not been disclosed in the N-14 Registration Statement (as defined in subsection (k) below) or that will not otherwise be disclosed to the Target Fund prior to the Valuation Time.

         (i) The Acquiring Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on its statements of assets, liabilities and capital referred to in subsection (c) above, those incurred in the ordinary course of its business as an investment company, and those incurred in connection with the Reorganization. As of the Valuation Time, the Acquiring Fund will advise the Target Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time, except to the extent disclosed in the financial statements referred to in subsection (c) above.

         (j) No consent, approval, authorization or order of any court or government authority is required for the consummation by the Acquiring Fund of the Reorganization, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico).

         (k) The registration statement filed by the Acquiring Fund on Form N-14, which includes the proxy statement of the Target Fund and the Acquiring Fund with respect to the transactions contemplated herein (the "Joint Proxy Statement/Prospectus"), and any supplement or amendment thereto or to the documents therein (as amended or supplemented, the "N-14 Registration Statement"), on its effective date, at the time of the shareholders' meetings referred to in Section 8(a) and Section 9(a) of this Agreement and at the Closing Date, insofar as it relates to the Acquiring Fund, (i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Joint Proxy Statement/Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection only shall apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Acquiring Fund for use in the N-14 Registration Statement.

         (l) The Acquiring Fund is authorized to issue an unlimited number of common shares of beneficial interest, par value $.01 per share (the "Acquiring Fund Common Shares"), and XXXX preferred shares of beneficial interest, par value $.01 per share. The Board of Trustees of the Acquiring Fund has designated XXXX preferred shares as Auction Preferred Shares ("Acquiring Fund APS"). Each outstanding Acquiring Fund Common Share and each Acquiring Fund APS of the Acquiring Fund is fully paid and, except as provided in Section 5.1 of the Acquiring Fund's Declaration of Trust, nonassessable, and has full voting rights.

         (m) The Acquiring Fund Common Shares and the Acquiring Fund APS to be issued to the Target Fund pursuant to this Agreement will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and, except as provided in Section 5.1 of the Acquiring Fund's Declaration of Trust, nonassessable and will have full voting rights, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.

         (n) At or prior to the Closing Date, the Acquiring Fund Common Shares to be transferred to the Target Fund for distribution to the shareholders of the Target Fund on the Closing Date will be duly qualified for offering to the public in all states of the United States in which the sale of shares of the Funds presently are qualified, and there will be a sufficient number of such shares registered under the 1933 Act and, as may be necessary, with each pertinent state securities commission to permit the transfers contemplated by this Agreement to be consummated.

         (o) At or prior to the Closing Date, the Acquiring Fund APS to be transferred to the Target Fund on the Closing Date will be duly qualified for offering to the public in all states of the United States in which the sale of APS of the Target Fund presently are qualified, and there are a sufficient number of Acquiring Fund APS registered under the 1933 Act and with each pertinent state securities commission to permit the transfers contemplated by this Agreement to be consummated.

         (p) At or prior to the Closing Date, the Acquiring Fund will have obtained any and all regulatory, trustee and shareholder approvals necessary to issue the Acquiring Fund Common Shares and the Acquiring Fund APS to the Target Fund.


         (q) The Acquiring Fund has filed, or intends to file, or has obtained extensions to file, all federal, state and local tax returns which are required to be filed by it, and has paid or has obtained extensions to pay, all federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquiring Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquiring Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

         (r) The Acquiring Fund has elected to qualify and has qualified as a RIC as of and since its inception; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; qualifies and will continue to qualify as a RIC under the Code; and has satisfied the distribution requirements imposed by the Code for each of its taxable years.

2.       Representations and Warranties of the Target Fund.

         The Target Fund represents and warrants to, and agrees with, the Acquiring Fund that:

         (a) The Target Fund is a trust, with transferable shares, duly organized, validly existing and in good standing in conformity with the laws of the jurisdiction of its organization, and has the power to own all of its assets and to carry out this Agreement. The Target Fund has all necessary federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

         (b) The Target Fund is duly registered under the 1940 Act as a [non-]diversified, closed-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect. The Target Fund has elected and qualified for the special tax treatment afforded RICs under
                  Section 851 of the Code at all times since its inception, and intends to continue to so qualify through its taxable year ending upon liquidation.

         (c) As used in this Agreement, the term "Target Fund Investments" shall mean (i) the investments of the Target Fund shown on the schedule of its investments as of the Valuation Time furnished to the Acquiring Fund; and (ii) all other assets owned by the Target Fund or liabilities incurred as of the Valuation Time.

         (d) The Target Fund has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of its Board of Trustees and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

         (e) The Acquiring Fund has been furnished with the Target Fund's Annual Report to Shareholders for the fiscal year ended XXXX, 2004, and the audited financial statements appearing therein,
                  having been audited by               , independent registered
                  public accounting firm, fairly present the financial position of the Target Fund as of the respective dates indicated, in conformity with accounting principles generally accepted in the United States applied on a consistent basis.

         (f) An unaudited statement of assets, liabilities and capital of the Target Fund and an unaudited schedule of investments of the Target Fund, each as of the Valuation Time, will be furnished to the Acquiring Fund at or prior to the Closing Date for the purpose of determining the number of shares of Acquiring Fund Common Shares and Acquiring Fund APS to be issued to the Target Fund pursuant to Section 3 of this Agreement; each will fairly present the financial position of the Target Fund as of the Valuation Time in conformity with generally accepted accounting principles applied on a consistent basis.

         (g) There are no material legal, administrative or other proceedings pending or, to the knowledge of the Target Fund, threatened against it which assert liability on the part of the Target Fund or which materially affect its financial condition or its ability to consummate the Reorganization. The Target Fund is not charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

         (h) There are no material contracts outstanding to which the Target Fund is a party that have not been disclosed in the N-14 Registration Statement or will not otherwise be disclosed to the Acquiring Fund prior to the Valuation Time.

         (i) The Target Fund is not obligated under any provision of its Declaration of Trust, as amended, or its by-laws, as amended, or a party to any contract or other commitment or obligation, and is not subject to any order or decree which would be violated by its execution of or performance under this Agreement, except insofar as the Funds have mutually agreed to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.

         (j) The Target Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on its statements of assets, liabilities and capital referred to above, those incurred in the ordinary course of its business as an investment company and those incurred in connection with the Reorganization. As of the Valuation Time, the Target Fund will advise the Acquiring Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

         (k) The Target Fund has filed, or intends to file, or has obtained extensions to file, all federal, state and local tax returns which are required to be filed by it, and has paid or has obtained extensions to pay, all federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Target Fund have been adequately provided for on its books, and no tax deficiency or liability of the Target Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

         (l) At both the Valuation Time and the Closing Date, the Target Fund will have full right, power and authority to sell, assign, transfer and deliver the Target Fund Investments. At the Closing Date, subject only to the obligation to deliver the Target Fund Investments as contemplated by this Agreement, the Target Fund will have good and marketable title to all of the Target Fund Investments, and the Acquiring Fund will acquire all of the Target Fund Investments free and clear of any encumbrances, liens or security interests and without any restrictions upon the transfer thereof (except those imposed by the federal or state securities laws and those imperfections of title or encumbrances as do not materially detract from the value or use of the Target Fund Investments or materially affect title thereto).

         (m) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Target Fund of the Reorganization, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities laws.

         (n) The N-14 Registration Statement, on its effective date, at the time of the shareholders' meetings called to vote on this Agreement and on the Closing Date, insofar as it relates to the Target Fund (i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, and
                  (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Joint Proxy Statement/Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Target Fund for use in the N-14 Registration Statement.

         (o) The Target Fund is authorized to issue an unlimited number of common shares of beneficial interest, par value $.01 per share (the "Target Fund Common Shares"), and XXXX preferred shares of beneficial interest, par value $.01 per share. The Board of Trustees of the Acquiring Fund has designated XXXX preferred shares as Target Fund Preferred Shares (the "Target Fund Preferred Shares"). Each outstanding Target Fund Common Share and each of the outstanding Target Fund Preferred Shares is fully paid and, except as provided in Section 5.1 of the Target Fund's Declaration of Trust, nonassessable, and has full voting rights.

         (p) All of the issued and outstanding Target Fund Common Shares and Target Fund Preferred Shares were offered for sale and sold in conformity with all applicable federal and state securities laws.

         (q) The books and records of the Target Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Target Fund.

         (r) The Target Fund will not sell or otherwise dispose of any of the Acquiring Fund Common Shares or Acquiring Fund APS to be received in the Reorganization, except in distribution to the shareholders of the Target Fund, as provided in Section 3 of this Agreement.

         (s) The Target Fund has elected to qualify and has qualified as a "RIC" under the Code as of and since its inception; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation; and has satisfied the distribution requirements imposed by the Code for each of its taxable years.

3.       The Reorganization.

         (a) Subject to receiving the requisite approvals of the shareholders of the Target Fund, and to the other terms and conditions contained herein, (i) the Target Fund agrees to convey, transfer and deliver to the Acquiring Fund and the Acquiring Fund agrees to acquire from the Target Fund, on the Closing Date, all of the Target Fund Investments (including interest accrued as of the Valuation Time on debt instruments), and assume substantially all of the liabilities of the Target Fund, in exchange for that number of Target Fund Common Shares and Target Fund Preferred Shares provided in
                  Section 4 of this Agreement. Pursuant to this Agreement, as soon as practicable after the Closing Date, the Target Fund will distribute all Acquiring Fund Common Shares and Acquiring Fund APS received by it to its shareholders in exchange for their Target Fund Common Shares and Target Fund Preferred Shares. Such distributions shall be accomplished by the opening of shareholder accounts on the share ledger records of the Acquiring Fund in the amounts due the shareholders of the Target Fund based on their respective holdings in the Target Fund as of the Valuation Time.

         (b) If it is determined that the portfolios of the Target Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Target Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, (a) nothing herein will require the Target Fund to dispose of any portfolios, securities or other investments, if, in the reasonable judgment of the Target Fund's trustees or investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Target Fund, and
                  (b) nothing will permit the Target Fund to dispose of any portfolio securities or other investments if, in the reasonable judgment of the Acquiring Fund's trustees or investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Acquiring Fund.

         (c) Prior to the Closing Date, the Target Fund shall declare a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to their respective shareholders all of their respective net investment company taxable income to and including the Closing Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized to and including the Closing Date. In this regard and in connection with the Reorganization, the last dividend period for the Target Fund Preferred Shares prior to the Closing Date may be shorter than the dividend period for such Target Fund Preferred Shares determined as set forth in the applicable Certificate of Vote pertaining to such Target Fund Preferred Shares.

         (d) The Target Fund will pay or cause to be paid to the Acquiring Fund any interest the Target Fund receives on or after the Closing Date with respect to any of the Target Fund Investments transferred to the Acquiring Fund hereunder.

         (e) The Valuation Time shall be 4:00 p.m., Eastern time, on XXXX, 2005, or such earlier or later day and time as may be mutually agreed upon in writing (the "Valuation Time").

         (f) Recourse for liabilities assumed from the Target Fund by the Acquiring Fund in the Reorganization will be limited to the net assets acquired by the Acquiring Fund. The known liabilities of the Target Fund, as of the Valuation Time, shall be confirmed to the Acquiring Fund pursuant to Section 2(j) of this Agreement.

         (g) The Target Fund will be terminated following the Closing Date by terminating its registration under the 1940 Act and its organization under Massachusetts law and will withdraw its authority to do business in any state where it is required to do so.

         (h) The Acquiring Fund will file with the Secretary of State of The Commonwealth of Massachusetts, as required, any amendment to its Certificate of Vote establishing the powers, rights and preferences of the Acquiring Fund APS prior to the closing of the Reorganization.

4. Issuance and Valuation of Acquiring Fund Common Shares and Acquiring Fund APS in the Reorganization.

Acquiring Fund Common Shares and Acquiring Fund APS of an aggregate net asset value or aggregate liquidation preference, as the case may be, equal to the value of the assets of the Target Fund acquired in the Reorganization determined as hereinafter provided, reduced by the amount of liabilities of the Target Fund assumed by the Acquiring Fund in the Reorganization, shall be issued by the Acquiring Fund to the Target Fund in exchange for such assets of the Target Fund. The Acquiring Fund will issue to the Target Fund (i) a number of Acquiring Fund Common Shares, the aggregate net asset value of which will equal the aggregate net asset value of the Target Fund Common Shares, determined as set forth below, and (ii) a number of Acquiring Fund APS, the aggregate liquidation preference and value of which will equal the aggregate liquidation preference and value of the Target Fund Preferred Shares, determined as set forth below.

The net asset value of each of the Funds and the liquidation preference and value of each of the Target Fund Preferred Shares and the Acquiring Fund APS shall be determined as of the Valuation Time in accordance with the regular procedures of the investment adviser, and no formula will be used to adjust the net asset value so determined of any Fund to take into account differences in realized and unrealized gains and losses. Values in all cases shall be determined as of the Valuation Time. The value of the Target Fund Investments to be transferred to the Acquiring Fund shall be determined pursuant to the regular procedures of the investment adviser.

Such valuation and determination shall be made by the Acquiring Fund in cooperation with the Target Fund and shall be confirmed in writing by the Acquiring Fund to the Target Fund. The net asset value per share of the Acquiring Fund Common Shares and the liquidation preference and value per share of the Acquiring Fund APS shall be determined in accordance with such procedures and the Acquiring Fund shall certify the computations involved. For purposes of determining the net asset value of each of a Target Fund Common Share and an Acquiring Fund Common Share, the value of the securities held by the applicable Fund plus any cash or other assets (including interest accrued but not yet received) minus all liabilities (including accrued expenses) and the aggregate liquidation value of the outstanding shares of Target Fund Preferred Shares or Acquiring Fund APS, as the case may be, is divided by the total number of Target Fund Common Shares or Acquiring Fund Common Shares, as the case may be, outstanding at such time.

 The Acquiring Fund shall issue to the Target Fund separate certificates or share deposit receipts for the Acquiring Fund Common Shares and the Acquiring Fund APS, each registered in the name of the Target Fund. The Target Fund shall then distribute the Acquiring Fund Common Shares and the Acquiring Fund APS to the holders of Target Fund Common Shares and Target Fund Preferred Shares by redelivering the certificates or share deposit receipts evidencing ownership of
(i) the Acquiring Fund Common Shares to EquiServe Trust Company, N.A., as the transfer agent and registrar for the Acquiring Fund Common Shares, for distribution to the holders of Target Fund Common Shares on the basis of such holder's proportionate interest in the aggregate net asset value of the Target Fund Common Shares and (ii) the Acquiring Fund APS to Deutsche Bank Trust Company Americas, as the transfer agent and registrar for the Acquiring Fund APS, for distribution to the holders of Target Fund Preferred Shares on the basis of such holder's proportionate interest in the aggregate liquidation preference and value of the Target Fund Preferred Shares. With respect to any Target Fund shareholder holding certificates evidencing ownership of Target Fund Common Shares as of the Closing Date, and subject to the Acquiring Fund being informed thereof in writing by the Target Fund, the Acquiring Fund will not permit such shareholder to receive new certificates evidencing ownership of the Acquiring Fund Common Shares or Acquiring Fund APS, exchange Acquiring Fund Common Shares or Acquiring Fund APS credited to such shareholder's account for shares of other investment companies managed by the Adviser or any of its affiliates, or pledge or redeem such Acquiring Fund Common Shares or Acquiring Fund APS, in any case, until notified by the Target Fund or its agent that such shareholder has surrendered his or her outstanding certificates evidencing ownership of Target Fund Common Shares or Target Fund Preferred Shares or, in the event of lost certificates, posted adequate bond. The Target Fund, at its own expense, will request its shareholders to surrender their outstanding certificates evidencing ownership of Target Fund Common Shares or Target Fund Preferred Shares, as the case may be, or post adequate bond therefor.

         No fractional shares of Acquiring Fund Common Shares will be issued to holders of Target Fund Common Shares unless such shares are held in a Dividend Reinvestment Plan account. In lieu thereof, the Acquiring Fund's transfer agent, EquiServe Trust Company, N.A., will aggregate all fractional Acquiring Fund Common Shares to be issued in connection with the Reorganization (other than those issued to a Dividend Reinvestment Plan account) and sell the resulting full shares on the New York Stock Exchange at the current market price for Acquiring Fund Common Shares for the account of all holders of such fractional interests, and each such holder will receive such holder's pro rata share of the proceeds of such sale upon surrender of such holder's certificates representing Acquiring Fund Common Shares.

5.      Payment of Expenses.

         (a) With respect to expenses incurred in connection with the Reorganization, the Target Fund and the Acquiring Fund will share, in proportion to their respective projected declines in total operating expenses, all expenses incurred in connection with the Reorganization, including, but not limited to, all costs related to the preparation and distribution of materials distributed to each Fund's Board of Trustees; expenses incurred in connection with the preparation of the Agreement and Plan of Reorganization and a registration statement on Form N-14; SEC and state securities commission filing fees and legal and audit fees in connection with the Reorganization; costs of printing and distributing the Joint Proxy Statement/ Prospectus; legal fees incurred preparing each Fund's board materials, attending each Fund's board meetings and preparing the minutes; auditing fees associated with each Fund's financial statements; stock exchange fees, rating agency fees, portfolio transfer taxes (if any) and any similar expenses incurred in connection with the Reorganization.

         (b) If for any reason the Reorganization is not consummated, no party shall be liable to any other party for any damages resulting therefrom, including, without limitation, consequential damages, and the investment adviser shall pay all expenses incurred by each Fund in connection with the Reorganization.

6.      Covenants of the Funds.

         (a) Each Fund covenants to operate its business as presently conducted between the date hereof and the Closing Date.

         (b) The Target Fund agrees that following the consummation of the Reorganization, it will terminate in accordance with the laws of The Commonwealth of Massachusetts and any other applicable law, it will not make any distributions of any Acquiring Fund Common Shares or Acquiring Fund APS other than to its respective shareholders and without first paying or adequately providing for the payment of all of its respective liabilities not assumed by the Acquiring Fund, if any, and on and after the Closing Date it shall not conduct any business except in connection with its termination.

         (c) The Target Fund undertakes that if the Reorganization is consummated, it will file an application pursuant to Section 8(f) of the 1940 Act for an order declaring that the Target Fund has ceased to be a registered investment company.

         (d) The Acquiring Fund will file the N-14 Registration Statement with the Securities and Exchange Commission (the "Commission") and will use its best efforts to provide that the N-14 Registration Statement becomes effective as promptly as practicable. Each Fund agrees to cooperate fully with the other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement as required by the 1933 Act, the 1934 Act the 1940 Act, and the rules and regulations thereunder and the state securities laws.

         (e) The Acquiring Fund has no plan or intention to sell or otherwise dispose of the Target Fund Investments, except for dispositions made in the ordinary course of business.

         (f) Each of the Funds agrees that by the Closing Date all of its federal and other tax returns and reports required to be filed on or before such date shall have been filed and all taxes shown as due on said returns either have been paid or adequate liability reserves have been provided for the payment of such taxes.

                           The intention of the parties is that the transaction
                  contemplated by this Agreement will qualify as a reorganization within the meaning of Section 368(a) of the Internal Revenue Code. Neither the Acquiring Fund nor the Target Fund shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Internal Revenue Code. At or prior to the Closing Date, the Acquiring Fund and the Target Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Skadden, Arps, Slate, Meagher & Flom LLP ("Skadden"), special counsel to the Funds, to render the tax opinion required herein (including, without limitation, each party's execution of representations reasonably requested by and addressed to Skadden.

                           In connection with this covenant, the Funds agree to
                  cooperate with each other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes. The Acquiring Fund agrees to retain for a period of ten (10) years following the Closing Date all returns, schedules and work papers and all material records or other documents relating to tax matters of the Target Fund for each of such Fund's taxable period first ending after the Closing Date and for all prior taxable periods.

                           After the Closing Date, the Target Fund shall
                  prepare, or cause its agents to prepare, any federal, state or local tax returns required to be filed by such fund with respect to its final taxable year ending with its complete liquidation and for any prior periods or taxable years and further shall cause such tax returns to be duly filed with the appropriate taxing authorities. Notwithstanding the aforementioned provisions of this subsection, any expenses incurred by the Target Fund (other than for payment of taxes) in connection with the preparation and filing of said tax returns after the Closing Date shall be borne by such Fund to the extent such expenses have been accrued by such Fund in the ordinary course without regard to the Reorganization; any excess expenses shall be borne by the investment adviser or an affiliate thereof.

         (g) The Target Fund agrees to mail to its shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, a combined proxy statement and prospectus which complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.


         (h) Following the consummation of the Reorganization, the Acquiring Fund will continue its business as a diversified, closed-end management investment company registered under the 1940 Act.

7.      Closing Date.

         (a) Delivery of the assets of the Target Fund to be transferred, together with any other Target Fund Investments, and the Acquiring Fund Common Shares and Acquiring Fund APS to be issued as provided in this Agreement, shall be made at such place and time as the Funds shall mutually agree on the next full business day following the Valuation Time, or at such other time and date agreed to by the Funds, the date and time upon which such delivery is to take place being referred to herein as the "Closing Date." To the extent that any Target Fund Investments, for any reason, are not transferable on the Closing Date, the Target Fund shall cause such Target Fund Investments to be transferred to the Acquiring Fund's account with its custodian at the earliest practicable date thereafter.

         (b) The Target Fund will deliver to the Acquiring Fund on the Closing Date confirmation or other adequate evidence as to the tax basis of the Target Fund Investments delivered to the Acquiring Fund hereunder.

         (c) As soon as practicable after the close of business on the Closing Date, the Target Fund shall deliver to the Acquiring Fund a list of the names and addresses of all of the shareholders of record of the Target Fund on the Closing Date and the number of Target Fund Common Shares and Target Fund Preferred Shares owned by each such shareholder, certified to the best of its knowledge and belief by the transfer agent for the Target Fund or by its President.

8.    Conditions of the Target Fund.

         The obligations of the Target Fund hereunder shall be subject to the following conditions:

         (a) That this Agreement shall have been adopted, and the Reorganization shall have been approved, by the Board of Trustees of the Target Fund and by the affirmative vote of the holders of a majority of each of the outstanding Target Fund Common Shares and Target Fund Preferred Shares, each voting separately as a class; and that the Acquiring Fund shall have delivered to the Target Fund a copy of the resolution approving this Agreement adopted by the Board of Trustees of the Acquiring Fund, and a certificate setting forth the vote of holders of Acquiring Fund Common Shares approving the issuance of additional Acquiring Fund Common Shares, each certified by its Secretary.

         (b) That the Target Fund shall have received from the Acquiring Fund a statement of assets, liabilities and capital, with values determined as provided in Section 4 of this Agreement, together with a schedule of such Fund's investments, all as of the Valuation Time, certified on the Target Fund's behalf by its President (or any Vice President) or its Treasurer, and a certificate signed by the Fund's President (or any Vice President) and its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of the Target Fund since the date of such Fund's most recent Annual or Semi-Annual Report, as applicable, other than changes in its portfolio securities since that date or changes in the market value of its portfolio securities.

         (c) That the Acquiring Fund shall have furnished to the Target Fund a certificate signed by the Acquiring Fund's President (or any Vice President) or its Treasurer, dated as of the Closing Date, certifying that, as of the Valuation Time and as of the Closing Date, all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates, and that the Acquiring Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.

         (d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

         (e) The Target Fund shall have received the opinion(s) of Skadden, counsel for the Acquiring Fund, dated as of the Closing Date, addressed to the Target Fund substantially in the form and to the effect that:

                  (i) the Acquiring Fund is duly formed and validly existing under the laws of its state of organization;

                  (ii) the Acquiring Fund is registered as a closed-end, management investment company under the 1940 Act;

                  (iii) this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite action of the Acquiring Fund, and this Agreement has been duly executed and delivered by the Acquiring Fund and (assuming this Agreement is a valid and binding obligation of the other party hereto) is a valid and binding obligation of the Acquiring Fund;

                  (iv) neither the execution or delivery by the Acquiring Fund of this Agreement nor the consummation by the Acquiring Fund of the transactions contemplated hereby violate any provision of any statute or any published regulation or any judgment or order disclosed to counsel by the Acquiring Fund as being applicable to the Acquiring Fund;

                  (v) the Acquiring Fund Common Shares and Acquiring Fund APS have each been duly authorized and, upon issuance thereof in accordance with this Agreement, each will be validly issued, fully paid and, except as provided in Section 5.1 of the Acquiring Fund's Declaration of Trust, nonassessable; and

                  (vi) to their knowledge and subject to the qualifications set forth below, the execution and delivery by the Acquiring Fund of this Agreement and the consummation of the transactions herein contemplated do not require, under the laws of its state of organization or any state in which the Acquiring Fund is qualified to do business or the federal laws of the United States, the consent, approval, authorization, registration, qualification or order of, or filing with, any court or governmental agency or body (except such as have been obtained). Counsel need express no opinion, however, as to any such consent, approval, authorization, registration, qualification, order or filing which may be required as a result of the involvement of other parties to this Agreement in the transactions herein contemplated because of their legal or regulatory status or because of any other facts specifically pertaining to them;

         (f) The Target Fund shall have obtained an opinion from Skadden, Arps, dated as of the Closing Date, addressed to the Target Fund, that the consummation of the transactions set forth in this Agreement comply with the requirements of a reorganization as described in Section 368(a) of the Internal Revenue Code.

         (g) That all proceedings taken by each of the Funds and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the others.

         (h) That the N-14 Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund, be contemplated by the SEC.

9.       Acquiring Fund Conditions.

         The obligations of the Acquiring Fund hereunder shall be subject to the following conditions:

         (a) That this Agreement shall have been adopted, and the Reorganization shall have been approved, by the Board of Trustees of the Acquiring Fund and that the issuance of additional Acquiring Fund Common Shares shall have been approved by the affirmative vote of a majority of votes cast, where total votes cast represented over 50% of all securities entitled to vote; and the Target Fund shall have delivered to the Acquiring Fund a copy of the resolution approving this Agreement adopted by the Target Fund's Board of Trustees, and a certificate setting forth the vote of the holders of Target Fund Common Shares and Target Fund Preferred Shares obtained, each certified by its Secretary.

         (b) That the Target Fund shall have furnished to the Acquiring Fund a statement of its assets, liabilities and capital, with values determined as provided in Section 4 of this Agreement, together with a schedule of investments with their respective dates of acquisition and tax costs, all as of the Valuation Time, certified on such Fund's behalf by its President (or any Vice President) or its Treasurer, and a certificate signed by such Fund's President

                  (or any Vice President) or its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of the Target Fund since the date of such Fund's most recent Annual Report or Semi-Annual Report, as applicable, other than changes in the Target Fund Investments since that date or changes in the market value of the Target Fund Investments.

         (c) That the Target Fund shall have furnished to the Acquiring Fund a certificate signed by such Fund's President (or any Vice President) or its Treasurer, dated the Closing Date, certifying that as of the Valuation Time and as of the Closing Date all representations and warranties of the Target Fund made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates and the Target Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to such dates.

         (d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

         (e) That the Acquiring Fund shall have received the opinion of Skadden, counsel for the Target Fund, dated as of the Closing Date, addressed to the Acquiring Fund, substantially in the form and to the effect that:

                  (i) the Target Fund is duly formed and validly existing under the laws of its state of organization;

                  (ii) the Target Fund is registered as a closed-end, management investment company under the 1940 Act;

                  (iii) this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized by all requisite action of the Target Fund, and this Agreement has been duly executed and delivered by the Target Fund and (assuming this Agreement is a valid and binding obligation of the other party hereto) is a valid and binding obligation of the Target Fund;

                  (iv) neither the execution or delivery by the Target Fund of this Agreement nor the consummation by the Target Fund of the transactions contemplated hereby violate any provision of any statute, or any published regulation or any judgment or order disclosed to them by the Target Fund as being applicable to the Target Fund; and

                  (v) to their knowledge and subject to the qualifications set forth below, the execution and delivery by the Target Fund of the Agreement and the consummation of the transactions herein contemplated do not require, under the laws of its state of organization or any state in which the Target Fund is qualified to do business, or the federal laws of the United States, the consent, approval, authorization, registration, qualification or order of, or filing with, any court or governmental agency or body (except such as have been obtained under the 1933 Act, 1934 Act, the 1940 Act or the rules and regulations thereunder). Counsel need express no opinion, however, as to any such consent, approval, authorization, registration, qualification, order or filing which may be required as a result of the involvement of other parties to this Agreement in the transactions herein contemplated because of their legal or regulatory status or because of any other facts specifically pertaining to them;


         (f) That the Acquiring Fund shall have obtained an opinion from Skadden, counsel for the Target Fund, dated as of the Closing Date, addressed to the Acquiring Fund, that the consummation of the transactions set forth in this Agreement comply with the requirements of a reorganization as described in Section 368(a) of the Code.

         (g) That the N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Target Fund, be contemplated by the SEC.

         (h) That all proceedings taken by the Target Fund and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the Acquiring Fund.

         (i) That prior to the Closing Date the Target Fund shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its net investment company taxable income for the period to and including the Closing Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized to and including the Closing Date. In this regard, the last dividend period for the Target Fund Preferred Shares may be shorter than the dividend period for such APS determined as set forth in the applicable Certificate of Vote.

10.      Termination, Postponement and Waivers.

         (a) Notwithstanding anything contained in this Agreement to the contrary, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of the Funds) prior to the Closing Date, or the Closing Date may be postponed, (i) by mutual consent of the Boards of Trustees of the

                  Funds, (ii) by the Board of Trustees of the Target Fund if any condition of the Target Fund's obligations set forth in
                  Section 8 of this Agreement has not been fulfilled or waived by such Board; or (iii) by the Board of Trustees of the Acquiring Fund if any condition of the Acquiring Fund's obligations set forth in Section 9 of this Agreement have not been fulfilled or waived by such Board.

         (b) If the transactions contemplated by this Agreement have not been consummated by December 31, 2005, this Agreement automatically shall terminate on that date, unless a later date is mutually agreed to by the Boards of Trustees of the Funds.

         (c) In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of any Fund or persons who are their directors, trustees, officers, agents or shareholders in respect of this Agreement.

         (d) At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the Board of Trustees of any Fund (whichever is entitled to the benefit thereof), if, in the judgment of such Board after consultation with its counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of their respective fund, on behalf of which such action is taken.

         (e) The respective representations and warranties contained in Sections 1 and 2 of this Agreement shall expire with, and be terminated by, the consummation of the Reorganization, and neither Fund nor any of its officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, trustee, agent or shareholder of either Fund against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders, to which that officer, trustee, agent or shareholder otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

         (f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing Date and shall impose any terms or conditions which are determined by action of the Boards of Trustees of the Funds to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Funds unless such terms and conditions shall result in a change in the method of computing the number of Acquiring Fund Common Shares or Acquiring Fund APS to be issued to the Acquired Funds, as applicable, in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of the Funds prior to the meetings at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Funds promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11.      Indemnification.

         (a) Each party (an "Indemnitor") shall indemnify and hold the other and its officers, trustees, agents and persons controlled by or controlling any of them (each an "Indemnified

                  Party") harmless from and against any and all losses, damages, liabilities, claims, demands, judgments, settlements, deficiencies, taxes, assessments, charges, costs and expenses of any nature whatsoever (including reasonable attorneys' fees) including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by such Indemnified Party in connection with the defense or disposition of any claim, action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which such Indemnified Party may be or may have been involved as a party or otherwise or with which such Indemnified Party may be or may have been threatened (collectively, the "Losses") arising out of or related to any claim of a breach of any representation, warranty or covenant made herein by the Indemnitor, provided, however, that no Indemnified Party shall be indemnified hereunder against any Losses arising directly from such Indemnified Party's (i) willful misfeasance, (ii) bad faith, (iii) gross negligence or (iv) reckless disregard of the duties involved in the conduct of such Indemnified Party's position.

         (b) The Indemnified Party shall use its best efforts to minimize any liabilities, damages, deficiencies, claims, judgments, assessments, costs and expenses in respect of which indemnity may be sought hereunder. The Indemnified Party shall give written notice to Indemnitor within the earlier of ten (10) days of receipt of written notice to Indemnified Party or thirty (30) days from discovery by Indemnified Party of any matters which may give rise to a claim for indemnification or reimbursement under this Agreement. The failure to give such notice shall not affect the right of Indemnified Party to indemnity hereunder unless such failure has materially and adversely affected the rights of the Indemnitor; provided that in any event such notice shall have been given prior to the expiration of the Survival Period. At any time after ten (10) days from the giving of such notice, Indemnified Party may, at its option, resist, settle or otherwise compromise, or pay such claim unless it shall have received notice from Indemnitor that Indemnitor intends, at Indemnitor's sole cost and expense, to assume the defense of any such matter, in which case Indemnified Party shall have the right, at no cost or expense to Indemnitor, to participate in such defense. If Indemnitor does not assume the defense of such matter, and in any event until Indemnitor states in writing that it will assume the defense, Indemnitor shall pay all costs of Indemnified Party arising out of the defense until the defense is assumed; provided, however, that Indemnified Party shall consult with Indemnitor and obtain indemnitor's prior written consent to any payment or settlement of any such claim. Indemnitor shall keep Indemnified Party fully apprised at all times as to the status of the defense. If Indemnitor does not assume the defense, Indemnified Party shall keep Indemnitor apprised at all times as to the status of the defense. Following indemnification as provided for hereunder, Indemnitor shall be subrogated to all rights of Indemnified Party with respect to all third parties, firms or corporations relating to the matter for which indemnification has been made.

12.      Other Matters.

         (a) All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

         (b) All notices hereunder shall be sufficiently given for all purposes hereunder if in writing and delivered personally or sent by registered mail or certified mail, postage prepaid. Notice to the Target Fund shall be addressed to the Target Fund c/o Van Kampen Asset Management, 1221 Avenue of the Americas, New York, New York 10020, Attention: General Counsel, or at such other address as the Target Fund may designate by written notice to the Acquiring Fund. Notice to the Acquiring Fund shall be addressed to the Acquiring Fund c/o Van Kampen Asset Management, 1221 Avenue of the Americas, New York, New York 10020, Attention: General Counsel, or at such other address and to the attention of such other person as the Acquiring Fund may designate by written notice to the Target Fund. Any notice shall be deemed to have been served or given as of the date such notice is delivered personally or mailed.

         (c) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the Reorganization, constitutes the only understanding with respect to the Reorganization, may not be changed except by a letter of agreement signed by each party and shall be governed by and construed in accordance with the laws of the State of Illinois applicable to agreements made and to be performed in said state.

         (d) It is expressly agreed that the obligations of the Funds hereunder shall not be binding upon any of their respective trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the trust property of the respective Fund as provided in such Fund's Declaration of Trust. The execution and delivery of this Agreement has been authorized by the trustees of each Fund and signed by authorized officers of each Fund, acting as such, and neither such authorization by such trustees, nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of each Fund as provided in such Funds' Declaration of Trust.

         This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

         IN WITNESS WHEREOF, the parties have hereunto caused this Agreement to be executed and delivered by their duly authorized officers as of the day and year first written above.

                                       VAN KAMPEN XXXXXXXXXXXXX
                                       XXXXXXXXXXXXXXXXXXXXXX



                                       -----------------------------------------
                                       [Name]
                                       [Title]
Attest: [Name]
[Title]

                                       VAN KAMPEN XXXXXXXXXXXXX
                                       XXXXXXXXXXXXXXXXXXXX



                                       -----------------------------------------
                                       [Name]
                                       [Title]
Attest: [Name]
[Title]

                                   APPENDIX B

                        CERTIFICATE OF VOTE OF TRUSTEES
                         ESTABLISHING PREFERRED SHARES

                           [TO BE FILED BY AMENDMENT]

                                   APPENDIX C

                       PROXY VOTING POLICY AND PROCEDURES

                           [TO BE FILED BY AMENDMENT]

                                   APPENDIX D

          ANNUAL REPORT OF THE ACQUIRING FUND, DATED OCTOBER 31, 2004

                           [TO BE FILED BY AMENDMENT]

                                   APPENDIX E

         SEMIANNUAL REPORT OF THE ACQUIRING FUND, DATED APRIL 30, 2005
                           [TO BE FILED BY AMENDMENT]

                                      E-1

                                   APPENDIX F

          ANNUAL REPORT OF VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST II,
                             DATED OCTOBER 31, 2004

                           [TO BE FILED BY AMENDMENT]

                                   APPENDIX G

              SEMIANNUAL REPORT OF MUNICIPAL OPPORTUNITY TRUST II,
                              DATED APRIL 30, 2005
                           [TO BE FILED BY AMENDMENT]

                                      G-1

                                   APPENDIX H

           ANNUAL REPORT OF VAN KAMPEN VALUE MUNICIPAL INCOME TRUST,
                             DATED OCTOBER 31, 2004

                           [TO BE FILED BY AMENDMENT]

                                   APPENDIX I

               SEMIANNUAL REPORT OF VALUE MUNICIPAL INCOME TRUST,
                              DATED APRIL 30, 2005
                           [TO BE FILED BY AMENDMENT]

                                      I-1

                                   APPENDIX J

                         PRO FORMA FINANCIAL STATEMENTS

The following presents the pro forma financial statements for the combination of the Van Kampen Advantage Municipal Income Trust II, Van Kampen Municipal Opportunity Trust II and the Value Municipal Income Trust. The statements are presented as of January 31, 2005, the most recent period for which financial information is currently available.

The unaudited Pro Forma Portfolio of Investments and Pro Forma Statement of Assets and Liabilities reflect the financial position as if the transaction occurred on January 31, 2005. The Pro Forma Statement of Operations reflects the expenses for the twelve months ended January 31, 2005. The pro forma statements give effect to the proposed exchange of Van Kampen Advantage Municipal Income Trust II shares for the assets and liabilities of the Van Kampen Municipal Opportunity Trust II and Van Kampen Value Municipal Income Trust, with Van Kampen Advantage Municipal Income Trust II being the surviving entity. The proposed transaction will be accounted for as a tax-free reorganization in accordance with accounting principles generally accepted in the United States of America. The historical cost basis of the investments is carried over to the surviving entity. There is no guarantee that the portfolio of investments of the surviving entity on the closing date of the transaction will match the Pro Forma Portfolio of Investments presented herein. All or a portion of the securities acquired in the transaction could be sold by the surviving entity; however, there is no plan or intention to sell securities acquired in the transaction other than in the ordinary course of business.

               VAN KAMPEN MUNICIPAL OPPORTUNITIES TRUST II (VOT) -
                  VAN KAMPEN VALUE MUNICIPAL INCOME TRUST (VKV) -
              VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II (VKI)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                JANUARY 31, 2005
                                   (UNAUDITED)

                          VKI-
  VOT     VKV     VKI   PROFORMA
  PAR     PAR     PAR     PAR                                                                                               VKI-
AMOUNT  AMOUNT  AMOUNT   AMOUNT                                                 VOT            VKV          VKI          PROFORMA
 (000)   (000)   (000)    (000)   DESCRIPTION               COUPON MATURITY MARKET VALUE  MARKET VALUE  MARKET VALUE   MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                                  MUNICIPAL BONDS 159.6%
                                  ALASKA    0.2%
                $1,000  $ 1,000   Alaska St Hsg Fin Corp
                                  Gen Hsg Ser A
                                  (FGIC Insd)               5.250  12/01/41 $             $             $  1,065,960   $  1,065,960
                                                                            -------------------------------------------------------

                                  ALABAMA    2.1%
$1,000  $1,000            2,000   Birmingham Baptist
                                  Med Ctr AL Baptist
                                  Hlth Sys Ser A            5.875  11/15/24    1,066,150     1,066,150                    2,132,300
         5,000            5,000   Birmingham Baptist
                                  Med Ctr AL Spl Care
                                  Fac Fin Auth Rev
                                  (MBIA Insd)               5.750  11/15/10                  5,361,950                    5,361,950
         4,000            4,000   Jefferson Cnty, AL
                                  Ltd Oblig Sch Wt Ser A    5.250  01/01/23                  4,300,320                    4,300,320
 1,090                    1,090   Lee Cnty, AL
                                  Sch Wts Ltd Oblig
                                  (MBIA Insd) (a)           5.000  02/01/17    1,184,917                                  1,184,917
             4                4   Mobile, AL Indl Dev Brd
                                  Solid Waste Disp Rev
                                  Mobile Energy Svc Co
                                  Proj Rfdg                 6.950  01/01/20                         22                           22
 1,000                    1,000   Valley, AL Spl Care Fac
                                  Fin Auth Rev Lanier Mem
                                  Hosp Ser A                5.600  11/01/16    1,014,250                                  1,014,250
                                                                            -------------------------------------------------------
                                                                               3,265,317    10,728,442                   13,993,759
                                                                            -------------------------------------------------------

                                  ARIZONA    4.8%
 5,000                    5,000   Arizona Sch Fac Brd
                                  Ctfs Ser B (FGIC Insd)    5.250  09/01/18    5,541,300                                  5,541,300
         5,000            5,000   Arizona Sch Fac Brd
                                  Ctfs Ser B (FSA Insd)     5.250  09/01/19                  5,592,550                    5,592,550
                 3,000    3,000   Arizona St Transn Brd
                                  Hwy Rev Ser B             5.250  07/01/19                                3,328,260      3,328,260
 2,235                    2,235   Arizona Tourism &
                                  Sports Auth Tax Rev
                                  Multipurpose Stad Fac
                                  Ser A (MBIA Insd)         5.375  07/01/21    2,510,777                                  2,510,777
         5,250            5,250   Arizona Tourism &
                                  Sports Auth Tax Rev
                                  Multipurpose Stad Fac
                                  Ser A (MBIA Insd)         5.375  07/01/23                  5,885,302                    5,885,302
                 2,000    2,000   Phoenix, AZ Civic Impt
                                  Corp Arpt Rev Jr Lien
                                  (AMT) (FGIC Insd)         5.375  07/01/29                                2,039,760      2,039,760
         2,280     765    3,045   Pima Cnty, AZ Indl Dev
                                  Auth Indl Rev Lease
                                  Oblig Irvington Proj
                                  Tucson Ser A Rfdg
                                  (FSA Insd)                7.250  07/15/10                  2,383,512       799,731      3,183,243
 2,685                    2,685   South Campus Group LLC
                                  AZ Std Hsg Rev AZ St
                                  Univ South Campus Proj
                                  (MBIA Insd)               5.625  09/01/35    3,028,358                                  3,028,358
                 1,300    1,300   Tempe, AZ Excise Tax
                                  Rev Rfdg                  5.250  07/01/18                                1,447,927      1,447,927
                                                                            -------------------------------------------------------
                                                                              11,080,435    13,861,364     7,615,678     32,557,477
                                                                            -------------------------------------------------------

                                  ARKANSAS    0.5%
         1,930            1,930   Arkansas St Cap Apprec
                                  College Svg                 *    06/01/16                  1,209,782                    1,209,782
         2,305            2,305   Arkansas St Dev Fin
                                  Auth Rev St Agy Fac
                                  Donaghey Plaza Proj
                                  (FSA Insd)                5.000  06/01/34                  2,408,886                    2,408,886
                                                                            -------------------------------------------------------
                                                                                             3,618,668                    3,618,668
                                                                            -------------------------------------------------------

                                  CALIFORNIA    20.6%
         6,215            6,215   ABC, CA Uni Sch Dist
                                  Cap Apprec (FGIC Insd)      *    08/01/34                  1,404,776                    1,404,776
                 6,000    6,000   Anaheim, CA Pub Fin
                                  Auth Lease Rev Cap
                                  Apprec Pub Impt Proj
                                  Ser C (FSA Insd)            *    09/01/19                                3,097,680      3,097,680
 7,195                    7,195   Anaheim, CA Pub Fin
                                  Auth Lease Rev Cap
                                  Apprec Pub Impt Proj
                                  Ser C (FSA Insd)            *    09/01/21    3,332,724                                  3,332,724
                 5,000    5,000   Anaheim, CA Pub Fin
                                  Auth Lease Rev Cap
                                  Apprec Pub Impt Proj
                                  Ser C (FSA Insd)            *    09/01/32                                1,234,800      1,234,800
 1,300                    1,300   Anaheim, CA Pub Fin
                                  Auth Lease Rev Pub
                                  Impt Proj Ser C (FSA
                                  Insd)                     6.000  09/01/16    1,568,515                                  1,568,515
                 2,095    2,095   Bay Area Govt Assn CA
                                  Rev Tax Alloc CA Redev
                                  Pool Ser A (XLCA Insd)    5.250  09/01/35                                2,237,167      2,237,167
             8                8   California Rural Home
                                  Mtg Fin Auth Single
                                  Family Mtg Rev Ser B
                                  (AMT) (GNMA
                                  Collateralized)           7.750  09/01/26                      7,544                        7,544
                 1,000    1,000   California St
                                  (AMBAC Insd)              5.125  10/01/27                                1,057,450      1,057,450
        10,000           10,000   California St
                                  (MBIA Insd)               5.500  03/01/17                 11,111,200                   11,111,200

               VAN KAMPEN MUNICIPAL OPPORTUNITIES TRUST II (VOT) -
                  VAN KAMPEN VALUE MUNICIPAL INCOME TRUST (VKV)
              VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II (VKI)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                JANUARY 31, 2005
                                   (UNAUDITED)

                          VKI-
  VOT     VKV     VKI   PROFORMA
  PAR     PAR     PAR     PAR                                                                                              VKI-
AMOUNT  AMOUNT  AMOUNT   AMOUNT                                                 VOT            VKV          VKI          PROFORMA
 (000)   (000)   (000)    (000)   DESCRIPTION               COUPON MATURITY MARKET VALUE  MARKET VALUE  MARKET VALUE   MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
         3,000            3,000   California St Dept Wtr
                                  Res Ser A                 5.875  05/01/16                  3,428,250                    3,428,250
                 2,800    2,800   California St Dept Wtr
                                  Res Pwr Ser A
                                  (AMBAC Insd)              5.500  05/01/16                                3,177,468      3,177,468
 2,000                    2,000   California St Dept Wtr
                                  Res Pwr Ser A             6.000  05/01/15    2,328,960                                  2,328,960
 2,345                    2,345   California St Dept Wtr
                                  Res Pwr Supply Rev
                                  Ser A (XLCA Insd)         5.375  05/01/17    2,616,152                                  2,616,152
         5,000            5,000   California St Pub Wks
                                  Brd Dept Gen Svc Cap
                                  East End A (AMBAC Insd)   5.125  12/01/21                  5,390,500                    5,390,500
         2,000   2,000    4,000   California St Pub Wks
                                  Brd Lease Rev Dept of
                                  Corrections St Prisons
                                  Ser A Rfdg (AMBAC Insd)
                                  (c)                       5.000  12/01/19                  2,210,680     2,210,680      4,421,360
         6,000            6,000   California St Pub Wks
                                  Brd Lease Rev Dept of
                                  Corrections St Prisons
                                  Ser A Rfdg (AMBAC Insd)   5.250  12/01/13                  6,844,500                    6,844,500
 2,500           2,500    5,000   California St Pub Wks
                                  Brd Lease Rev Dept of
                                  Mental Hlth Coalinga
                                  Ser A                     5.000  06/01/24    2,614,625                   2,614,625      5,229,250
 4,600                    4,600   California St Pub Wks
                                  Brd Lease Rev Var Univ
                                  CA Proj Ser A Rfdg (c)    5.500  06/01/10    5,100,250                                  5,100,250
 5,905                    5,905   California St Pub Wks
                                  Brd Lease Rev Var Univ
                                  CA Proj Ser A Rfdg        5.500  06/01/14    6,657,120                                  6,657,120
         5,000            5,000   California St Rfdg        5.000  02/01/19                  5,323,050                    5,323,050
         2,000            2,000   Florin, CA Res Consv
                                  Dist Cap Impt Elk Grove
                                  Wtr Svc Ser A
                                  (MBIA Insd)               5.000  09/01/33                  2,091,000                    2,091,000
 5,000                    5,000   Foothill/Eastern
                                  Corridor Agy CA Toll Rd
                                  Rev Cap Apprec Rfdg
                                  (MBIA Insd)                 *    01/15/18    2,597,050                                  2,597,050
        30,000           30,000   Foothill/Eastern
                                  Corridor Agy CA Toll Rd
                                  Rev Ser A Rfdg              *    01/15/22                 11,384,700                   11,384,700
 2,000   1,000            3,000   Foothill/Eastern
                                  Corridor Agy CA Toll Rd
                                  Rev Sr Lien Ser A
                                  (Prerefunded @
                                  01/01/07)                 6.500  01/01/32    2,157,160     1,078,580                    3,235,740
         3,350            3,350   Imperial Irr Dist CA
                                  Ctf Part Elec Sys Proj
                                  (FSA Insd) (a)            5.250  11/01/19                  3,709,823                    3,709,823
                 3,950    3,950   Los Angeles, CA Dept
                                  Wtr & Pwr Ser A
                                  (FGIC Insd)               5.125  07/01/40                                4,123,049      4,123,049
 5,000                    5,000   Los Angeles, CA Uni Sch
                                  Dist Ser A (FSA Insd)     5.250  07/01/20    5,550,600                                  5,550,600
 2,465                    2,465   Los Angeles, CA Uni Sch
                                  Dist Ser B (FGIC Insd)    5.000  07/01/23    2,638,684                                  2,638,684
         5,500            5,500   Port Oakland, CA Ser L
                                  (AMT) (FGIC Insd)         5.000  11/01/32                  5,637,005                    5,637,005
         9,000            9,000   Riverside Cnty, CA
                                  Asset Leasing Corp
                                  Leasehold Rev Riverside
                                  Cnty Hosp Proj
                                  (MBIA Insd)                 *    06/01/21                  4,237,740                    4,237,740
         5,700            5,700   Sacramento, CA City Fin
                                  Auth Rev Comb Proj B
                                  (MBIA Insd)                 *    11/01/15                  3,626,112                    3,626,112
                13,880   13,880   San Joaquin Hills, CA
                                  Transn Corridor Agy
                                  Toll Rd Rev Cap Apprec
                                  Ser A Rfdg (MBIA Insd)      *    01/15/28                                4,422,446      4,422,446
        10,225           10,225   Santa Ana, CA Uni Sch
                                  Dist Ctf Part Cap
                                  Apprec Fin Proj
                                  (FSA Insd)                  *    04/01/32                  2,539,788                    2,539,788
         5,755            5,755   Southwestern Cmnty
                                  College Cap Apprec
                                  Election 2000 (FGIC
                                  Insd)                       *    08/01/29                  1,689,783                    1,689,783
                 2,720    2,720   Washington, CA Uni Sch
                                  Dist Yolo Cnty Election
                                  2004 Ser A (FGIC Insd)
                                  (a)                       5.250  08/01/19                                3,025,701      3,025,701
 3,070                    3,070   Washington, CA Uni Sch
                                  Dist Yolo Cnty Ser A
                                  (FGIC Insd) (a)           5.250  08/01/20    3,409,603                                  3,409,603
                                                                            -------------------------------------------------------
                                                                              40,571,443    71,715,031    27,201,066    139,487,540
                                                                            -------------------------------------------------------
                                  COLORADO    7.3%
         4,340            4,340   Adams & Arapahoe Cntys,
                                  CO Jt Sch Dist Ser A
                                  (FSA Insd)                5.250  12/01/18                  4,845,133                    4,845,133
         4,290            4,290   Adams & Arapahoe Cntys,
                                  CO Jt Sch Dist Ser C
                                  (Prerefunded @ 12/01/06)
                                  (MBIA Insd)               5.750  12/01/08                  4,630,497                    4,630,497
 1,000   3,000   1,000    5,000   Arapahoe Cnty, CO Cap
                                  Impt Tr Fd Hwy Rev
                                  E-470 Proj (Prerefunded
                                  @ 08/31/05) (b)           7.000  08/31/26    1,058,100     3,174,300     1,058,100      5,290,500
         1,000            1,000   Arapahoe Cnty, CO Cap
                                  Impt Tr Fd Hwy Rev
                                  E-470 Proj Ser B
                                  (Prerefunded @
                                  08/31/05) (b)             6.950  08/31/20                  1,057,820                    1,057,820
 7,500   9,000   5,000   21,500   Arapahoe Cnty, CO Cap
                                  Impt Tr Fd Hwy Rev
                                  E-470 Proj Ser C
                                  (Prerefunded @
                                  08/31/05)                   *    08/31/26    1,546,200     1,855,440     1,030,800      4,432,440
                 1,475    1,475   Colorado Ed & Cultural
                                  Fac Auth Rev Charter
                                  Sch Proj Impt & Rfdg
                                  (XLCA Insd)               5.250  08/15/19                                1,631,704      1,631,704

               VAN KAMPEN MUNICIPAL OPPORTUNITIES TRUST II (VOT) -
                  VAN KAMPEN VALUE MUNICIPAL INCOME TRUST (VKV)
              VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II (VKI)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                JANUARY 31, 2005
                                   (UNAUDITED)


                          VKI-
  VOT     VKV     VKI   PROFORMA
  PAR     PAR     PAR     PAR                                                                                              VKI-
AMOUNT  AMOUNT  AMOUNT   AMOUNT                                                 VOT            VKV          VKI          PROFORMA
 (000)   (000)   (000)    (000)   DESCRIPTION               COUPON MATURITY MARKET VALUE  MARKET VALUE  MARKET VALUE   MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 1,945                    1,945   Colorado Ed & Cultural
                                  Impt Charter Sch
                                  Pinnacle Rfdg
                                  (XLCA Insd)               5.250  06/01/23    2,115,032                                  2,115,032
 1,000   2,000            3,000   Colorado Hlth Fac Auth
                                  Rev Catholic Hlth
                                  Initiatives Ser A
                                  (Escrowed to Maturity)    5.500  03/01/32    1,130,620     2,261,240                    3,391,860
 1,250           1,000    2,250   Colorado Hlth Fac Auth
                                  Rev Hosp Portercare
                                  Adventist Hlth            6.500  11/15/31    1,388,962                   1,111,170      2,500,132
                   165      165   Colorado Hsg Fin Auth
                                  Single Family Pgm Sr
                                  Ser A2 (AMT)              7.250  05/01/27                                  166,685        166,685
                   109      109   Colorado Hsg Fin Auth
                                  Single Family Pgm Sr
                                  Ser B1 (AMT)              7.650  11/01/26                                  110,184        110,184
         6,495            6,495   Colorado Springs, CO
                                  Utils Rev (Escrowed to
                                  Maturity)                 6.600  11/15/18                  8,231,308                    8,231,308
 1,500                    1,500   Denver, CO City & Cnty
                                  Arpt Rev Ser D (AMT)      7.750  11/15/13    1,814,460                                  1,814,460
 3,515                    3,515   E-470 Pub Hwy Auth CO
                                  Rev Cap Apprec Sr Ser B
                                  (MBIA Insd)                 *    09/01/13    2,507,706                                  2,507,706
 6,160                    6,160   E-470 Pub Hwy Auth CO
                                  Rev Sr Ser A (MBIA Insd)  5.000  09/01/21    6,507,178                                  6,507,178
                                                                            -------------------------------------------------------
                                                                              18,068,258    26,055,738     5,108,643     49,232,639
                                                                            -------------------------------------------------------

                                  CONNECTICUT    1.1%
         5,000            5,000   Connecticut St Ser C
                                  (FGIC Insd) (c)           5.000  04/01/22                  5,418,200                    5,418,200
                 1,010    1,010   Mashantucket Western
                                  Pequot Tribe CT Spl Rev
                                  Ser A, 144-A Private
                                  Placement (d)             6.400  09/01/11                                1,072,923      1,072,923
                   990      990   Mashantucket Western
                                  Pequot Tribe CT Spl Rev
                                  Ser A, 144-A Private
                                  Placement (Prerefunded
                                  @ 09/01/07) (d)           6.400  09/01/11                                1,085,050      1,085,050
                                                                            -------------------------------------------------------
                                                                                             5,418,200     2,157,973      7,576,173
                                                                            -------------------------------------------------------

                                  DISTRICT OF COLUMBIA    0.8%
         5,000            5,000   Metropolitan Washington
                                  DC Arpt Auth Sys Ser A
                                  (AMT) (FGIC Insd)         5.250  10/01/32                  5,220,150                    5,220,150
                                                                            -------------------------------------------------------

                                  FLORIDA    6.3%
         2,500            2,500   Dade Cnty, FL Wtr & Swr
                                  Sys Rev (FGIC Insd)       5.250  10/01/21                  2,672,100                    2,672,100
         5,000            5,000   Escambia Cnty, FL Hlth
                                  Fac Auth Rev
                                  (AMBAC Insd)              5.950  07/01/20                  5,087,700                    5,087,700
         3,980            3,980   Jacksonville, FL Port
                                  Auth (AMT) (MBIA Insd)    5.700  11/01/30                  4,373,741                    4,373,741
         2,780            2,780   Jacksonville, FL Port
                                  Auth (Prerefunded @
                                  11/01/10) (AMT)
                                  (MBIA Insd)               5.700  11/01/30                  3,135,673                    3,135,673
                 3,000    3,000   Lake Cnty, FL Sch Brd
                                  Ctf Part (AMBAC Insd)     5.375  07/01/17                                3,352,080      3,352,080
        11,500           11,500   Miami-Dade Cnty, FL
                                  Aviation Rev Miami Intl
                                  Arpt (AMT) (FGIC Insd)    5.375  10/01/32                 12,128,130                   12,128,130
 5,000                    5,000   Osceola Cnty, FL Trans
                                  Rev Osceola Pkwy Proj &
                                  Rfdg (MBIA Insd)          5.000  04/01/22    5,398,200                                  5,398,200
                 5,000    5,000   Ocoee, FL Wtr & Swr Sys
                                  Rev Impt & Rfdg
                                  (AMBAC Insd)              5.125  10/01/33                                5,289,950      5,289,950
           995              995   Pinellas Cnty, FL Hsg
                                  Fin Auth Single Family
                                  Mtg Rev Multi Cnty Pgm
                                  Ser A (AMT)
                                  (GNMA Collateralized)     6.700  02/01/28                  1,015,636                    1,015,636
                                                                            -------------------------------------------------------
                                                                               5,398,200    28,412,980     8,642,030     42,453,210
                                                                            -------------------------------------------------------

                                  GEORGIA    4.4%
                 2,000    2,000   Atlanta, GA Wtr &
                                  Wastewtr Rev (FSA Insd)   5.000  11/01/21                                2,174,360      2,174,360
 5,000                    5,000   Clayton Cnty & Clayton
                                  Cnty GA Wtr Auth Wtr &
                                  Swr Rev                   5.000  05/01/20    5,476,700                                  5,476,700
         5,000            5,000   Georgia Muni Elec Auth
                                  Pwr Rev Ser B (Escrowed
                                  to Maturity)
                                  (FGIC Insd)               5.700  01/01/19                  5,926,150                    5,926,150
                 2,000    2,000   Georgia St Rd & Twy
                                  Auth Rev                  5.000  10/01/19                                2,186,060      2,186,060
         2,700            2,700   Marietta, GA Dev Auth
                                  Rev First Mtg Life
                                  College Ser B
                                  (FSA Insd) (a)            5.375  09/01/09                  2,797,524                    2,797,524
         2,205            2,205   Municipal Elec Auth GA
                                  Comb Cycle Proj Ser A
                                  (MBIA Insd)               5.000  11/01/20                  2,394,123                    2,394,123
         4,995   1,745    6,740   Municipal Elec Auth GA
                                  Comb Turbine Proj Ser A
                                  (MBIA Insd)               5.250  11/01/20                  5,540,654     1,935,624      7,476,278
             5                5   Municipal Elec Auth GA
                                  Comb Turbine Proj Ser A
                                  (Prerefunded @
                                  11/01/12) (MBIA Insd)     5.250  11/01/20                      5,657                        5,657
 1,000                    1,000   Richmond Cnty, GA Dev
                                  Auth ASU Jaguar Student
                                  Hsg LLC Ser A             5.250  02/01/35    1,028,230                                  1,028,230
                                                                            -------------------------------------------------------
                                                                               6,504,930    16,664,108     6,296,044     29,465,082
                                                                            -------------------------------------------------------

               VAN KAMPEN MUNICIPAL OPPORTUNITIES TRUST II (VOT) -
                  VAN KAMPEN VALUE MUNICIPAL INCOME TRUST (VKV)
              VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II (VKI)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                JANUARY 31, 2005
                                   (UNAUDITED)


                          VKI-
  VOT     VKV     VKI   PROFORMA
  PAR     PAR     PAR     PAR                                                                                              VKI-
AMOUNT  AMOUNT  AMOUNT   AMOUNT                                                 VOT            VKV          VKI          PROFORMA
 (000)   (000)   (000)    (000)   DESCRIPTION               COUPON MATURITY MARKET VALUE  MARKET VALUE  MARKET VALUE   MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                                  HAWAII    1.7%
        10,430           10,430   Hawaii St Dept Budget &
                                  Fin Spl Purp Rev
                                  Hawaiian Elec Co Inc
                                  Ser A (AMT) (MBIA Insd)   5.650  10/01/27                11,405,205                   11,405,205
                                                                            -------------------------------------------------------

                                  ILLINOIS    10.2%
 3,750                    3,750   Bolingbrook, IL Cap
                                  Apprec Ser B
                                  (MBIA Insd)                 *    01/01/32      876,300                                    876,300
                 1,710    1,710   Bolingbrook, IL Cap
                                  Apprec Ser C Rfdg
                                  (MBIA Insd) (a)             *    01/01/29                                  522,405        522,405
                 5,400    5,400   Chicago, IL Brd of Ed
                                  Cap Apprec Sch Reform
                                  Ser B-1 (FGIC Insd)         *    12/01/28                                1,667,358      1,667,358
 3,365   3,500            6,865   Chicago, IL Cap Apprec
                                  (Prerefunded @ 07/01/05)
                                  (AMBAC Insd)                *    01/01/17    1,605,946     1,670,375                    3,276,321
         6,000            6,000   Chicago, IL Lakefront
                                  Millenium Pkg Fac
                                  (MBIA Insd) (e)         0/5.750  01/01/29                  6,076,200                    6,076,200
   335                      335   Chicago, IL Single
                                  Family Mtg Rev Ser A
                                  (AMT) (GNMA
                                  Collateralized)           7.000  09/01/27      336,531                                    336,531
    50                       50   Chicago, IL Single
                                  Family Mtg Rev Ser B
                                  (AMT) (GNMA
                                  Collateralized)           7.625  09/01/27       50,213                                     50,213
 3,345                    3,345   Cook Cnty, IL Sch Dist
                                  No 100 Berwyn South
                                  Ser D Rfdg (FSA Insd)     5.500  12/01/23    3,803,365                                  3,803,365
 2,540                    2,540   Cook Cnty, IL Sch Dist
                                  No 122 Oak Lawn Cap
                                  Apprec (FGIC Insd) (a)      *    12/01/15    1,607,312                                  1,607,312
 4,500                    4,500   Cook Cnty, IL Ser A
                                  (FGIC Insd)               5.500  11/15/31    4,991,535                                  4,991,535
 1,000                    1,000   Illinois Dev Fin Auth
                                  Rev Cmnty Rehab
                                  Providers Fac Ser A       7.375  07/01/25    1,089,980                                  1,089,980
 2,500                    2,500   Illinois Fin Auth Rev
                                  Northwestern Mem Hosp
                                  Ser A                     5.500  08/15/43    2,677,475                                  2,677,475
 1,325                    1,325   Illinois Fin Auth
                                  Student Hsg MJH Rev
                                  Ed Assistance IV-Sr
                                  Ser A                     5.125  06/01/35    1,315,221                                  1,315,221
         3,180            3,180   Illinois Hlth Fac Auth
                                  Rev Children's Mem Hosp
                                  (MBIA Insd)               6.250  08/15/13                  3,729,599                    3,729,599
         1,485            1,485   Illinois Hlth Fac Auth
                                  Rev Evangelical Hosp
                                  Ser A Rfdg  (FSA Insd)    6.750  04/15/17                  1,832,698                    1,832,698
           825              825   Illinois Hlth Fac Auth
                                  Rev Evangelical Hosp
                                  Ser C (FSA Insd)          6.750  04/15/17                  1,018,166                    1,018,166
         1,000            1,000   Illinois Hlth Fac Auth
                                  Rev Highland Park Hosp
                                  Proj Ser A (Prerefunded
                                  @ 10/01/07) (MBIA Insd)   5.750  10/01/17                  1,101,600                    1,101,600
 8,000                    8,000   Illinois St First Ser
                                  (FSA Insd)                5.250  12/01/19    8,875,200                                  8,875,200
 3,400                    3,400   Illinois St First Ser
                                  (FSA Insd)                5.250  04/01/27    3,684,614                                  3,684,614
         2,070            2,070   Northern IL Univ Ctf
                                  Part Hoffman Estates
                                  Ctr Proj (FSA Insd)       5.400  09/01/16                  2,341,418                    2,341,418
   300                      300   Peoria, Moline &
                                  Freeport, IL Coll Mtg
                                  Ser A (AMT) (GNMA
                                  Collateralized)           7.600  04/01/27      301,332                                    301,332
         5,000            5,000   Regional Trans Auth IL
                                  Ser A (AMBAC Insd)        8.000  06/01/17                  6,994,600                    6,994,600
        10,000           10,000   Will Cnty, IL Sch Dist
                                  No 122 Ser B Rfdg
                                  (FGIC Insd)               5.250  11/01/20                 11,042,200                   11,042,200
                                                                            -------------------------------------------------------
                                                                              31,215,024    35,806,856     2,189,763     69,211,643
                                                                            -------------------------------------------------------

                                  INDIANA    2.7%
 2,805                    2,805   Dekalb Eastn High Sch
                                  Bldg Corp IN First Mtg
                                  (FSA Insd)                6.000  01/15/18    3,243,926                                  3,243,926
 4,000                    4,000   East Chicago, IN
                                  Elementary Sch Bldg
                                  Corp First Mtg Ser A      6.250  07/05/08    4,385,880                                  4,385,880
 3,000                    3,000   Indiana Hlth Fac Fin
                                  Auth Hosp Rev Columbus
                                  Regl Hosp Rfdg
                                  (FSA Insd)                7.000  08/15/15    3,687,150                                  3,687,150
                 1,500    1,500   Indiana St Dev Fin Auth
                                  Rev Exempt Fac Conv
                                  Rfdg (AMT)                5.950  08/01/30                                1,542,270      1,542,270
 2,000                    2,000   Petersburg, IN Pollutn
                                  Ctl Rev IN Pwr & Lt
                                  (AMT)                     5.950  12/01/29    2,048,620                                  2,048,620
 2,850                    2,850   Southwest Parke Cmnty
                                  Sch Bldg First Mtg
                                  (FGIC Insd) (a)           5.250  07/15/21    3,160,108                                  3,160,108
                                                                            -------------------------------------------------------

               VAN KAMPEN MUNICIPAL OPPORTUNITIES TRUST II (VOT) -
                  VAN KAMPEN VALUE MUNICIPAL INCOME TRUST (VKV)
              VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II (VKI)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                JANUARY 31, 2005
                                   (UNAUDITED)


                          VKI-
  VOT     VKV     VKI   PROFORMA
  PAR     PAR     PAR     PAR                                                                                              VKI-
AMOUNT  AMOUNT  AMOUNT   AMOUNT                                                 VOT            VKV          VKI          PROFORMA
 (000)   (000)   (000)    (000)   DESCRIPTION               COUPON MATURITY MARKET VALUE  MARKET VALUE  MARKET VALUE   MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              16,525,684                   1,542,270     18,067,954
                                                                            -------------------------------------------------------

                                  KANSAS    1.1%
         3,430            3,430   Kansas St Dev Fin Auth
                                  Rev KS Proj Ser N
                                  (AMBAC Insd) (a)          5.250  10/01/20                  3,770,359                    3,770,359
         3,615            3,615   Kansas St Dev Fin Auth
                                  Rev KS Proj Ser N
                                  (AMBAC Insd) (a)          5.250  10/01/21                  3,957,594                    3,957,594
                                                                            -------------------------------------------------------
                                                                                             7,727,953                    7,727,953
                                                                            -------------------------------------------------------

                                  KENTUCKY    0.1%
           500              500   Mount Sterling, KY
                                  Lease Rev KY League
                                  Cities Fdg Ser B          6.100  03/01/18                    601,420                      601,420
                                                                            -------------------------------------------------------

                                  LOUISIANA    6.7%
         5,000            5,000   Lafayette, LA Util Rev
                                  (MBIA Insd)               5.250  11/01/21                  5,583,650                    5,583,650
         5,970            5,970   Louisiana Loc Govt
                                  Environment Southeastn
                                  LA Student Hsg A
                                  (MBIA Insd) (a)           5.250  08/01/24                  6,572,373                    6,572,373
 2,500                    2,500   Louisiana Loc Govt
                                  Envir Fac Pkg Fac Corp
                                  Garage Proj Ser A
                                  (AMBAC Insd)              5.375  10/01/31    2,717,875                                  2,717,875
                 1,400    1,400   Louisiana Pub Fac Auth
                                  Rev Hlth Fac Glen
                                  Retirement Ser A          6.700  12/01/25                                1,449,476      1,449,476
         8,065            8,065   Louisiana St Office Fac
                                  Corp LA St Cap Complex
                                  Pgm (MBIA Insd) (a)       5.000  11/01/20                  8,688,989                    8,688,989
 6,000                    6,000   New Orleans, LA Rfdg
                                  (MBIA Insd)               5.125  09/01/21    6,560,700                                  6,560,700
 2,000           2,000    4,000   New Orleans, LA Rfdg
                                  (FGIC Insd)               5.500  12/01/21    2,366,180                   2,366,180      4,732,360
 2,800   6,000            8,800   Saint Charles Parish,
                                  LA Solid Waste Disp Rev
                                  LA Pwr & Lt Co Proj
                                  (AMT) (FSA Insd) (c)      7.050  04/01/22    2,809,576     6,020,520                    8,830,096
                                                                            -------------------------------------------------------
                                                                              14,454,331    26,865,532     3,815,656     45,135,519
                                                                            -------------------------------------------------------

                                  MARYLAND    1.6%
         5,000            5,000   Maryland St Econ Dev
                                  Corp MD Aviation Admin
                                  Fac (AMT) (FSA Insd)      5.375  06/01/20                  5,465,450                    5,465,450
                 1,000    1,000   Maryland St Econ Dev
                                  Corp Univ MD College Pk
                                  Proj                      5.625  06/01/35                                1,038,570      1,038,570
         4,000            4,000   Maryland St Trans Auth
                                  Arpt Baltimore/WA Intl
                                  Arpt B (AMT)
                                  (AMBAC Insd)              5.125  03/01/24                  4,237,400                    4,237,400
                                                                            -------------------------------------------------------
                                                                                             9,702,850     1,038,570     10,741,420
                                                                            -------------------------------------------------------

                                  MASSACHUSETTS    4.1%
         2,500            2,500   Massachusetts Bay Trans
                                  Auth Ser A                5.000  07/01/32                  2,597,975                    2,597,975
                 1,200    1,200   Massachusetts Bay Tran
                                  Auth MA Gen Tran Sys
                                  Ser A Rfdg                6.250  03/01/12                                1,419,024      1,419,024
 2,000                    2,000   Massachusetts Muni Whsl
                                  Elec Co Proj No 6-A
                                  (MBIA Insd)               5.250  07/01/16    2,209,300                                  2,209,300
 1,000           1,000    2,000   Massachusetts St Hlth &
                                  Ed Fac Auth Rev Saint
                                  Mem Med Ctr Ser A         6.000  10/01/23    1,006,840                   1,006,840      2,013,680
         1,750            1,750   Massachusetts St Hlth &
                                  Ed Fac Auth Rev
                                  Hlthcare Sys Covenant
                                  Hlth                      6.000  07/01/31                  1,869,963                    1,869,963
           925              925   Massachusetts St Indl
                                  Fin Agy Wtr Treatment
                                  American Hingham (AMT)    6.900  12/01/29                    973,590                      973,590
           925              925   Massachusetts St Indl
                                  Fin Agy Wtr Treatment
                                  American Hingham (AMT)    6.950  12/01/35                    974,016                      974,016
 2,995   5,000            7,995   Massachusetts St Wtr
                                  Pollutn Abatement Tr
                                  Pool Pgm Bds Ser 10       5.000  08/01/21    3,260,656     5,443,500                    8,704,156
                 7,050    7,050   Massachusetts St Wtr
                                  Res Auth Gen Ser J
                                  (FSA Insd)                5.000  08/01/32                                7,333,692      7,333,692
                                                                            -------------------------------------------------------
                                                                               6,476,796    11,859,044     9,759,556     28,095,396
                                                                            -------------------------------------------------------

                                  MICHIGAN    4.4%
 3,000                    3,000   Detroit, MI City Sch
                                  Dist Sch Bldg & Site
                                  Impt Ser A (FGIC Insd)    5.375  05/01/24    3,360,630                                  3,360,630
         5,000   2,000    7,000   Detroit, MI Downtown
                                  Dev Auth Tax Increment
                                  Rev Dev Area No. 1 Proj
                                  Ser C1 (Prerefunded @
                                  07/01/06)                 6.250  07/01/25                  5,367,850     2,147,140      7,514,990

               VAN KAMPEN MUNICIPAL OPPORTUNITIES TRUST II (VOT) -
                  VAN KAMPEN VALUE MUNICIPAL INCOME TRUST (VKV)
              VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II (VKI)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                JANUARY 31, 2005
                                   (UNAUDITED)

                          VKI-
  VOT     VKV     VKI   PROFORMA
  PAR     PAR     PAR     PAR                                                                                               VKI-
AMOUNT  AMOUNT  AMOUNT   AMOUNT                                                 VOT            VKV          VKI          PROFORMA
 (000)   (000)   (000)    (000)   DESCRIPTION               COUPON MATURITY MARKET VALUE  MARKET VALUE  MARKET VALUE   MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
         3,185            3,185   Detroit, MI Wtr Supply
                                  Sys Rev Sr Lien Ser A
                                  (MBIA Insd) (a)           5.250  07/01/20                  3,535,732                    3,535,732
                 2,790    2,790   Detroit, MI Wtr Supply
                                  Sys Rev Sr Lien Ser C
                                  Rfdg (MBIA Insd) (a)      5.250  07/01/19                                3,102,145      3,102,145
                 2,000    2,000   Grand Rapids, MI Wtr
                                  Supply (FGIC Insd)        5.750  01/01/15                                2,271,700      2,271,700
 1,495                    1,495   Michigan St Hsg Dev
                                  Auth Multi-Family Rev
                                  Ltd Oblig Ser A Rfdg
                                  (GNMA Collateralized)     6.600  04/01/30    1,528,398                                  1,528,398
                 2,075    2,075   South Lyon, MI Cmnty
                                  Sch Bldg & Site
                                  (FGIC Insd)               5.250  05/01/18                                2,304,184      2,304,184
                 2,285    2,285   Taylor, MI Bldg Auth
                                  (AMBAC Insd) (a)          6.000  03/01/13                                2,703,863      2,703,863
         3,090            3,090   Troy, MI Downtown Dev
                                  Auth Dev Rfdg
                                  (MBIA Insd)               5.500  11/01/15                  3,498,189                    3,498,189
                                                                            -------------------------------------------------------
                                                                               4,889,028    12,401,771    12,529,032     29,819,831
                                                                            -------------------------------------------------------
                                  MINNESOTA    0.2%
 1,065                    1,065   Duluth, MN Econ Dev
                                  Auth Hlthcare Fac Rev
                                  Benedictine Hlth Sys
                                  Saint Marys               5.250  02/15/33    1,098,611                                  1,098,611
                                                                            -------------------------------------------------------
                                  MISSISSIPPI    2.2%
         2,000            2,000   Mississippi Bus Fin
                                  Corp MS Pollutn Ctl Rev
                                  Sys Energy Res Inc Proj   5.875  04/01/22                  2,006,220                    2,006,220
 2,000           3,000    5,000   Mississippi Bus Fin
                                  Corp MS Pollutn Ctl Rev
                                  Sys Energy Res Inc Proj
                                  Rfdg                      5.900  05/01/22    2,020,160                   3,030,240      5,050,400
 1,900                    1,900   Mississippi Dev Bk Spl
                                  Oblig Cap Proj & Equip
                                  Acquisition Ser A2
                                  (AMBAC Insd)              5.000  07/01/24    2,088,366                                  2,088,366
 1,550                    1,550   Mississippi Dev Bk Spl
                                  Oblig Madison Cnty Hosp
                                  Proj (Prerefunded @
                                  07/01/09)                 6.400  07/01/29    1,798,170                                  1,798,170
 2,595                    2,595   Mississippi Dev Bk Spl
                                  Oblig MS Ltd Oblig Hosp
                                  Impts (MBIA Insd) (a)     5.250  07/01/32    2,755,215                                  2,755,215
                   840      840   Mississippi Home Corp
                                  Single Family Rev Mtg
                                  Ser C (AMT) (GNMA
                                  Collateralized)           7.600  06/01/29                                  872,432        872,432
                                                                            -------------------------------------------------------
                                                                               8,661,911     2,006,220     3,902,672     14,570,803
                                                                            -------------------------------------------------------
                                  MISSOURI    4.4%
 2,000                    2,000   Cape Girardeau Cnty, MO
                                  Indl Dev Auth Hlthcare
                                  Fac Rev Southeast MO
                                  Hosp Assoc                5.625  06/01/27    2,066,260                                  2,066,260
 1,250                    1,250   Cole Cnty, MO Indl Dev
                                  Auth Sr Living Fac Rev
                                  Lutheran Sr Svcs
                                  Heisinger Proj (a)        5.500  02/01/35    1,304,063                                  1,304,063
                 2,000    2,000   Curators Univ MO Sys
                                  Fac Rev Ser B Rfdg (a)    5.000  11/01/20                                2,171,540      2,171,540
         2,195            2,195   Missouri St Hlth & Ed
                                  Fac Rev Univ MO
                                  Columbia Arena Proj (a)   5.000  11/01/16                  2,398,191                    2,398,191
         4,000            4,000   Platte Cnty, MO Indl
                                  Dev Auth Trans Rev        4.500  12/01/24                  4,050,720                    4,050,720
                 3,000    3,000   Platte Cnty, MO
                                  Neighborhood Impt
                                  Parkville Ser B
                                  (MBIA Insd) (f)           5.000  02/01/25                                3,184,260      3,184,260
 1,500                    1,500   Saint Louis Cnty, MO
                                  Mtg Rev Ctf Rcpt Ser H
                                  (AMT) (Escrowed to
                                  Maturity)                 5.400  07/01/18    1,702,140                                  1,702,140
 5,855           4,000    9,855   Saint Louis, MO Arpt
                                  Rev Arpt Dev Pgm Ser A
                                  (MBIA Insd)               5.250  07/01/31    6,195,761                   4,232,800     10,428,561
 2,380                    2,380   Saint Louis, MO Arpt
                                  Rev Cap Impt Pgm Ser A
                                  (MBIA Insd) (a)           5.375  07/01/19    2,645,061                                  2,645,061
                                                                            -------------------------------------------------------
                                                                              13,913,285     6,448,911     9,588,600     29,950,796
                                                                            -------------------------------------------------------
                                  NEBRASKA    0.7%
 4,260                    4,260   University NE Univ Rev
                                  Lincoln Student Fees &
                                  Fac Ser B                 5.000  07/01/23    4,549,169                                  4,549,169
                                                                            -------------------------------------------------------
                                  NEVADA    3.0%
         8,000            8,000   Clark Cnty, NV Arpt Rev
                                  Sub Lien Ser A-2
                                  (FGIC Insd)               5.000  07/01/36                  8,294,640                    8,294,640
         4,000   3,000    7,000   Clark Cnty, NV Indl Dev
                                  Rev Southwest Gas Corp
                                  Proj Ser A (AMT)
                                  (AMBAC Insd)              5.250  07/01/34                  4,196,720     3,147,540      7,344,260
                 4,375    4,375   Las Vegas Valley, NV
                                  Wtr Dist Ser B Rfdg
                                  (MBIA Insd)               5.000  06/01/27                                4,578,087      4,578,087
           375              375   Nevada Hsg Div Single
                                  Family Pgm Mezz B (AMT)
                                  (FHA/VA Gtd)              6.550  10/01/12                    376,890                      376,890
                                                                            -------------------------------------------------------
                                                                                            12,868,250     7,725,627     20,593,877
                                                                            -------------------------------------------------------
                                  NEW HAMPSHIRE    0.5%
                 1,000    1,000   New Hampshire Hlth & Ed
                                  Fac Auth Rev Derryfield
                                  Sch                       7.000  07/01/30                                1,040,300      1,040,300

               VAN KAMPEN MUNICIPAL OPPORTUNITIES TRUST II (VOT) -
                  VAN KAMPEN VALUE MUNICIPAL INCOME TRUST (VKV)
              VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II (VKI)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                JANUARY 31, 2005
                                   (UNAUDITED)


                          VKI-
  VOT     VKV     VKI   PROFORMA
  PAR     PAR     PAR     PAR                                                                                              VKI-
AMOUNT  AMOUNT  AMOUNT   AMOUNT                                                 VOT            VKV          VKI          PROFORMA
 (000)   (000)   (000)    (000)   DESCRIPTION               COUPON MATURITY MARKET VALUE  MARKET VALUE  MARKET VALUE   MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                 1,400    1,400   New Hampshire Hlth & Ed
                                  Fac Hlthcare Sys
                                  Covenant Hlth             5.500  07/01/34                                1,456,588      1,456,588
                 1,000    1,000   New Hampshire St Bus
                                  Fin Auth Wtr Fac Rev
                                  Pennichuck Wtrwks Inc
                                  (AMT) (AMBAC Insd)        6.300  05/01/22                                1,093,500      1,093,500
                                                                            -------------------------------------------------------
                                                                                                           3,590,388      3,590,388
                                                                            -------------------------------------------------------

                                  NEW JERSEY    8.3%
         5,000            5,000   Essex Cnty, NJ Impt
                                  Auth Rev Cnty Gtd Proj
                                  Consldtn Rfdg
                                  (MBIA Insd)               5.125  10/01/20                  5,491,200                    5,491,200
         1,400     500    1,900   New Jersey Econ Dev
                                  Auth Rev Cigarette Tax    5.750  06/15/29                  1,487,948       531,410      2,019,358
 1,000                    1,000   New Jersey Econ Dev
                                  Auth Rev Cigarette Tax    5.500  06/15/31    1,041,160                                  1,041,160
 5,000                    5,000   New Jersey Econ Dev
                                  Auth Rev Sch Fac Constr
                                  Ser I                     5.000  09/01/23    5,316,800                                  5,316,800
                 2,210    2,210   New Jersey Econ Dev
                                  Auth Wtr Fac Rev NJ
                                  American Wtr Co Inc
                                  Ser B (AMT) (FGIC Insd)   5.375  05/01/32                                2,337,539      2,337,539
         4,350            4,350   New Jersey Econ Dev Wtr
                                  NJ Amern Wtr Co Inc
                                  Ser A (AMT) (FGIC Insd)   5.250  07/01/38                  4,491,419                    4,491,419
                 1,000    1,000   New Jersey Hlthcare Fac
                                  Fin Auth Rev Cap Hlth
                                  Sys Oblig Grp Ser A       5.375  07/01/33                                1,037,280      1,037,280
 1,000   1,695            2,695   New Jersey Hlthcare Fac
                                  Fin Auth Rev Gen Hosp
                                  Ctr at Passaic
                                  (Escrowed to Maturity)
                                  (FSA Insd)                6.000  07/01/06    1,031,470     1,748,342                    2,779,812
         2,500            2,500   New Jersey Hlthcare Fac
                                  Fin Auth Rev Gen Hosp
                                  Ctr at Passaic
                                  (Escrowed to Maturity)
                                  (FSA Insd)                6.750  07/01/19                  3,212,450                    3,212,450
        10,000           10,000   New Jersey St Ed Fac
                                  Auth Higher Ed Cap Impt
                                  Ser A (AMBAC Insd)        5.250  09/01/20                 11,084,100                   11,084,100
         3,830            3,830   New Jersey St Trans Tr
                                  Fd Auth Trans Sys Ser A
                                  (Prerefunded @
                                  06/15/41) (FGIC Insd)     5.250  06/15/19                  4,369,034                    4,369,034
                 2,000    2,000   New Jersey St Tpk Auth
                                  Tpk Rev Ser C-1
                                  (AMBAC Insd)              5.000  01/01/35                                2,077,900      2,077,900
 4,000   6,750           10,750   Salem Cnty, NJ Indl
                                  Pollutn Ctl Fin Auth
                                  Rev Pollutn Ctl Pub Svc
                                  Elec & Gas Ser A (AMT)
                                  (MBIA Insd)               5.450  02/01/32    4,042,480     6,821,685                   10,864,165
                                                                            -------------------------------------------------------
                                                                              11,431,910    38,706,178     5,984,129     56,122,217
                                                                            -------------------------------------------------------

                                  NEW MEXICO    0.2%
                 1,500    1,500   Jicarilla, NM Apache
                                  Nation Rev Adj Ser A
                                  (Acquired 10/23/03,
                                  Cost $1,514,910) (g)      5.000  09/01/18                                1,576,290      1,576,290
                                                                            -------------------------------------------------------

                                  NEW YORK   13.8%
         7,000            7,000   Metropolitan Trans Auth
                                  NY Ser A Rfdg
                                  (FGIC Insd)               5.250  11/15/31                  7,525,420                    7,525,420
 3,250                    3,250   New York City Hlth &
                                  Hosp Corp Rev Hlth Sys
                                  Ser A (AMBAC Insd)        5.000  02/15/11    3,572,270                                  3,572,270
 3,000                    3,000   New York City Muni Wtr
 5,000                    5,000   New York City Ser A1
                                  (Prerefunded @
                                  08/01/05)                 6.375  08/01/10    5,156,550                                  5,156,550
                                  Fin Auth Wtr & Swr Sys
                                  Rev Ser A (AMBAC Insd)    5.000  06/15/35    3,127,980                                  3,127,980
         3,500            3,500   New York City Ser C       5.500  08/01/13                  3,943,135                    3,943,135
         7,500            7,500   New York City Ser E
                                  (FSA Insd)                5.000  11/01/20                  8,185,650                    8,185,650
                 3,000    3,000   New York City Ser G
                                  (Prerefunded @
                                  02/01/06) (c)             6.000  02/01/11                                3,156,420      3,156,420
                 5,000    5,000   New York City Ser H
                                  (MBIA Insd) (a)           5.250  03/15/14                                5,567,200      5,567,200

         6,000            6,000   New York City
                                  Transitional Fin Auth
                                  Rev Future Tax Secd Ser
                                  A Rfdg (e)               5.500/
                                                           14.000  11/01/26                  6,735,960                    6,735,960
         8,240            8,240   New York City
                                  Transitional Future Tax
                                  Secd Ser C Rfdg
                                  (AMBAC Insd)              5.250  08/01/18                  9,161,067                    9,161,067
         7,575            7,575   New York St Dorm Auth
                                  Rev City Univ Sys Con
                                  Ser A                     5.625  07/01/16                  8,803,589                    8,803,589
 1,520                    1,520   New York St Dorm Auth
                                  Rev Insd John T Mather
                                  Mem Hosp (Connie Lee
                                  Insd) (a)                 6.500  07/01/09    1,740,172                                  1,740,172
         3,845            3,845   New York St Dorm Auth
                                  Rev Secd Hosp Gen Hosp
                                  Rfdg                      5.750  02/15/20                  4,336,007                    4,336,007
   500                      500   New York St Energy Resh
                                  & Dev Auth St Service
                                  Contract Rev Ser B        5.500  04/01/05      502,780                                    502,780
                 2,175    2,175   New York St Med Care
                                  Fac Fin Agy Rev NY
                                  Downtown Hosp Ser A
                                  (Prerefunded @
                                  02/15/05)                 6.800  02/15/20                                2,222,545      2,222,545

               VAN KAMPEN MUNICIPAL OPPORTUNITIES TRUST II (VOT) -
                  VAN KAMPEN VALUE MUNICIPAL INCOME TRUST (VKV)
              VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II (VKI)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                JANUARY 31, 2005
                                   (UNAUDITED)


                          VKI-
  VOT     VKV     VKI   PROFORMA
  PAR     PAR     PAR     PAR                                                                                              VKI-
AMOUNT  AMOUNT  AMOUNT   AMOUNT                                                 VOT            VKV          VKI          PROFORMA
 (000)   (000)   (000)    (000)   DESCRIPTION               COUPON MATURITY MARKET VALUE  MARKET VALUE  MARKET VALUE   MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                 3,000    3,000   New York St Med Care
                                  Fac Fin Agy Rev NY Hosp
                                  Mtg Ser A (Prerefunded
                                  @ 02/15/05) (AMBAC
                                  Insd)                     6.200  08/15/05                                3,064,830      3,064,830
                 3,000    3,000   New York St Med Care
                                  Fac Fin Agy Rev NY Hosp
                                  Mtg Ser A (Prerefunded
                                  @ 02/15/05) (AMBAC
                                  Insd)                     6.800  08/15/24                                3,065,520      3,065,520
         2,310            2,310   New York St Med Care
                                  Fac Fin Agy Rev Saint
                                  Peter's Hosp Proj Ser A
                                  (AMBAC Insd)              5.375  11/01/13                  2,338,251                    2,338,251
           775              775   New York St Ser G         5.750  02/01/14                    809,526                      809,526
         4,225            4,225   New York St Ser G
                                  (Prerefunded @
                                  02/01/06)                 5.750  02/01/14                  4,434,898                    4,434,898
         5,000            5,000   New York St Urban Dev
                                  Corp Rev St Fac Rfdg      5.700  04/01/20                  5,930,950                    5,930,950
                                                                            -------------------------------------------------------
                                                                              14,099,752    62,204,453    17,076,515     93,380,720
                                                                            -------------------------------------------------------

                                  NORTH CAROLINA    0.2%
                 1,500    1,500   North Carolina Eastn
                                  Muni Pwr Agy Pwr Sys
                                  Rev Ser D                 6.700  01/01/19                                1,691,505      1,691,505
                                                                            -------------------------------------------------------

                                  OHIO    4.6%
                 3,000    3,000   Cincinnati, OH City Sch
                                  Dist Sch Impt
                                  (FSA Insd)                5.250  06/01/18                                3,332,940      3,332,940
 1,000   1,150   1,000    3,150   Cuyahoga Cnty, OH Hosp
                                  Fac Rev Canton Inc Proj   7.500  01/01/30    1,132,570     1,302,456     1,132,570      3,567,596
         2,000            2,000   Cuyahoga Cnty, OH
                                  Multi-Family Rev Hsg
                                  Dale Bridge Apt (AMT)
                                  (GNMA Collateralized)     6.600  10/20/30                  2,059,500                    2,059,500
                 1,000    1,000   Dayton, OH Arpt Rev
                                  James M Cox Dayton
                                  Ser C Rfdg (AMT)
                                  (Radian Insd)             5.250  12/01/27                                1,036,760      1,036,760
         3,540            3,540   Franklin Cnty, OH Hosp
                                  Rev & Impt Doctor's
                                  Hosp Proj Rfdg
                                  (Escrowed to Maturity)    5.875  12/01/23                  3,579,790                    3,579,790
 1,040                    1,040   Lorain Cnty, OH Hosp
                                  Rev EMH Regl Med Ctr
                                  Rfdg (AMBAC Insd)         7.750  11/01/13    1,101,090                                  1,101,090
         1,500            1,500   Mahoning Cnty, OH Hosp
                                  Fac Forum Hlth Oblig
                                  Group Ser A               6.000  11/15/32                  1,611,495                    1,611,495
                 1,165    1,165   Marion Cnty, OH Rev
                                  Cmnty Hosp Impt & Rfdg    6.100  05/15/06                                1,204,435      1,204,435
         5,130            5,130   Muskingum Cnty, OH Hosp
                                  Fac Rev Bethesda Care
                                  Sys Impt & Rfdg (Connie
                                  Lee Insd) (a)             6.250  12/01/10                  5,553,482                    5,553,482
         2,000            2,000   Ohio St Wtr Dev Auth
                                  Pollutn Ctl Fac Rev OH
                                  Edison Co Proj Rfdg       5.950  05/15/29                  2,014,800                    2,014,800
                 3,170    3,170   Pickerington, OH Loc
                                  Sch Dist Cap Apprec Sch
                                  Fac Contract
                                  (FGIC Insd)                 *    12/01/11                                2,497,009      2,497,009
   950                      950   Strongsville, OH
                                  (Prerefunded @
                                  12/01/06)                 6.700  12/01/11    1,041,495                                  1,041,495
         1,340            1,340   Toledo Lucas Cnty, OH
                                  Port Auth Dev Rev
                                  Northwest OH Bd Fd
                                  Ser C (AMT) (a)           6.600  11/15/15                  1,419,435                    1,419,435
                   850      850   Toledo Lucas Cnty, OH
                                  Port Auth Northwest Bd
                                  Fd Ser A (AMT)            6.000  05/15/11                                  918,374        918,374
                                                                            -------------------------------------------------------
                                                                               3,275,155    17,540,958    10,122,088     30,938,201
                                                                            -------------------------------------------------------

                                  OKLAHOMA    1.6%
         1,500            1,500   Jenks, OK Aquarium Auth
                                  Rev First Mtg
                                  (Prerefunded @ 07/01/10)
                                  (MBIA Insd)               6.100  07/01/30                  1,743,195                    1,743,195
 1,000           1,755    2,755   Tulsa Cnty, OK Pub Fac
                                  Auth Cap Impt Rev
                                  (AMBAC Insd)              6.250  11/01/22    1,162,950                   2,040,977      3,203,927
                 2,785    2,785   Tulsa, OK Indl Auth
                                  Hosp Rev Hillcrest Med
                                  Ctr Proj Rfdg (Escrowed
                                  to Maturity) (Connie
                                  Lee Insd) (a)             6.250  06/01/06                                2,924,696      2,924,696
 2,960                    2,960   Tulsa, OK Indl Auth
                                  Hosp Rev Hillcrest Med
                                  Ctr Proj Rfdg (Escrowed
                                  to Maturity) (Connie
                                  Lee Insd) (a)             6.250  06/01/07    3,207,486                                  3,207,486
                                                                            -------------------------------------------------------
                                                                               4,370,436     1,743,195     4,965,673     11,079,304
                                                                            -------------------------------------------------------

                                  OREGON    3.1%
                 2,010    2,010   Emerald Peoples Util
                                  Dist OR Rfdg
                                  (FGIC Insd) (a)           7.350  11/01/09                                2,398,292      2,398,292
         5,000            5,000   Oregon Hlth Sciences
                                  Univ Insd Ser A
                                  (MBIA Insd)               5.250  07/01/22                  5,533,300                    5,533,300
         2,745            2,745   Oregon St Dept Admin
                                  Ser A (Prerefunded @
                                  11/01/05) (MBIA Insd)     5.250  11/01/10                  2,835,887                    2,835,887
         5,000            5,000   Oregon St Dept Admin
                                  Ser C Rfdg (MBIA Insd)    5.250  11/01/18                  5,522,050                    5,522,050
   820                      820   Oregon St Vets Welfare
                                  Ser 76A                   6.050  10/01/28      824,313                                    824,313
 3,580                    3,580   Yamhill Cnty, OR Sch
                                  Dist No 029J Newburg
                                  (MBIA Insd)               5.250  06/15/21    3,954,719                                  3,954,719
                                                                            -------------------------------------------------------

               VAN KAMPEN MUNICIPAL OPPORTUNITIES TRUST II (VOT) -
                  VAN KAMPEN VALUE MUNICIPAL INCOME TRUST (VKV)
              VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II (VKI)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                JANUARY 31, 2005
                                   (UNAUDITED)


                          VKI-
  VOT     VKV     VKI   PROFORMA
  PAR     PAR     PAR     PAR                                                                                               VKI-
AMOUNT  AMOUNT  AMOUNT   AMOUNT                                                 VOT            VKV          VKI          PROFORMA
 (000)   (000)   (000)    (000)   DESCRIPTION               COUPON MATURITY MARKET VALUE  MARKET VALUE  MARKET VALUE   MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                               4,779,032    13,891,237     2,398,292     21,068,561
                                                                            -------------------------------------------------------

                                  PENNSYLVANIA    3.5%
 4,680                    4,680   Erie, PA Sch Dist Cap
                                  Apprec Rfdg (FSA Insd)      *    09/01/20    2,314,400                                  2,314,400
         5,000            5,000   Harrisburg, PA Auth Res
                                  Gtd Sub Ser D-2
                                  (Variable Rate Coupon)
                                  (FSA Insd)                5.000  12/01/33                  5,478,650                    5,478,650
 1,500                    1,500   Harrisburg, PA Res Gtd
                                  Sub Ser D 2 (FSA Insd)
                                  (b)                       5.000  12/01/33    1,643,595                                  1,643,595
 1,500                    1,500   Pennsylvania Econ Dev
                                  Fin Auth Res Recovery
                                  Rev Colver Proj Ser D
                                  (AMT)                     7.050  12/01/10    1,534,635                                  1,534,635
                 2,000    2,000   Pennsylvania Econ Dev
                                  Fin Auth Res Recovery
                                  Rev Colver Proj Ser D
                                  (AMT)                     7.150  12/01/18                                2,046,940      2,046,940
         2,535   2,000    4,535   Pennsylvania St Higher
                                  Ed Fac Auth Rev UPMC
                                  Hlth Sys Ser A            6.250  01/15/17                  2,901,662     2,289,280      5,190,942
         1,000     905    1,905   Pennsylvania St Higher
                                  Ed Fac Auth Rev UPMC
                                  Hlth Sys Ser A            6.250  01/15/18                  1,142,340     1,033,818      2,176,158
         1,370            1,370   Philadelphia, PA Hosp &
                                  Higher Ed Fac Auth Rev
                                  Cmnty College Ser B
                                  Rfdg (MBIA Insd) (a)      6.500  05/01/08                  1,527,934                    1,527,934
           465              465   Ridley Park, PA Hosp
                                  Auth Rev Taylor Hosp
                                  Ser A (Escrowed to
                                  Maturity)                 6.000  12/01/05                    477,137                      477,137
 1,315                    1,315   State Pub Sch Bldg Auth
                                  PA Sch Rev Burgettstown
                                  Sch Dist Ser D
                                  (Prerefunded @
                                  02/01/05) (MBIA Insd)
                                  (a)                       6.450  02/01/10    1,315,000                                  1,315,000
                                                                            -------------------------------------------------------
                                                                               6,807,630    11,527,723     5,370,038     23,705,391
                                                                            -------------------------------------------------------

                                  RHODE ISLAND    0.6%
 3,775                    3,775   Rhode Island St Econ
                                  Dev Corp Arpt Rev Ser A
                                  Rfdg (AMT) (FSA Insd)     5.000  07/01/17    4,024,414                                  4,024,414
                                                                            -------------------------------------------------------

                                  SOUTH CAROLINA    2.3%
 3,115                    3,115   Greenville, SC Impt &
                                  Rfdg (MBIA Insd) (a)      5.250  04/01/21    3,438,244                                  3,438,244
         1,015            1,015   Rock Hill, SC Util Sys
                                  Rev Comb Ser C Rfdg
                                  (FSA Insd) (a)            5.000  01/01/11                  1,112,724                    1,112,724
         6,500            6,500   South Carolina Jobs
                                  Econ Dev Auth Indl Rev
                                  Elec & Gas Co Proj
                                  Ser A (AMBAC Insd)        5.200  11/01/27                  6,971,120                    6,971,120
 3,750                    3,750   South Carolina Jobs
                                  Econ Dev Auth Indl Rev
                                  Elec & Gas Co Proj Ser
                                  B (AMT) (AMBAC Insd)      5.450  11/01/32    3,992,775                                  3,992,775
                                                                            -------------------------------------------------------
                                                                               7,431,019     8,083,844                   15,514,863
                                                                            -------------------------------------------------------

                                  SOUTH DAKOTA    0.4%
 1,375                    1,375   Deadwood, SD Ctf Partn
                                  (ACA Insd)                6.375  11/01/20    1,484,038                                  1,484,038
                 1,000    1,000   South Dakota St Hlth &
                                  Ed Fac Auth Rev
                                  Childrens Care Hosp
                                  Rfdg                      6.125  11/01/29                                1,090,920      1,090,920
                                                                            -------------------------------------------------------
                                                                               1,484,038                   1,090,920      2,574,958
                                                                            -------------------------------------------------------

                                  TENNESSEE    1.8%
                 1,270    1,270   Elizabethton, TN Hlth &
                                  Ed Fac Brd Rev Hosp
                                  First Mtg Ser B Impt &
                                  Rfdg                      8.000  07/01/33                                1,525,168      1,525,168
        12,525           12,525   Johnson City, TN Hlth &
                                  Ed Fac Brd Hosp Rev Cap
                                  Apprec First Mtg Ser A
                                  Rfdg (MBIA Insd)            *    07/01/26                  4,422,828                    4,422,828
 1,300   2,500   1,000    4,800   Johnson City, TN Hlth &
                                  Ed Fac Brd Hosp Rev
                                  First Mtg Ser A Rfdg
                                  (MBIA Insd)               7.500  07/01/25    1,652,898     3,178,650     1,271,460      6,103,008
                                                                            -------------------------------------------------------
                                                                               1,652,898     7,601,478     2,796,628     12,051,004
                                                                            -------------------------------------------------------

                                  TEXAS    13.5%
 2,335                    2,335   Beaumont, TX Wtrwks &
                                  Swr Sys (FGIC Insd)       6.250  09/01/14    2,697,976                                  2,697,976
 2,000                    2,000   Brazos Cnty, TX Hlth
                                  Fac Dev Oblig Grp         5.375  01/01/32    2,060,600                                  2,060,600
 1,190   1,585     790    3,565   Brazos River Auth TX
                                  Pollutn Ctl Rev Adj TXU
                                  Elec Co Proj Ser C Rfdg
                                  (AMT) (b)                 5.750  05/01/36    1,287,402     1,714,732       854,661      3,856,795
                   930      930   Brownsville, TX Util
                                  Sys Rev (Escrowed to
                                  Maturity)                 7.375  01/01/10                                1,053,941      1,053,941
                 1,515    1,515   Cameron Cnty, TX Ctf
                                  Oblig (AMBAC Insd) (a)    5.750  02/15/16                                1,690,831      1,690,831

               VAN KAMPEN MUNICIPAL OPPORTUNITIES TRUST II (VOT) -
                  VAN KAMPEN VALUE MUNICIPAL INCOME TRUST (VKV)
              VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II (VKI)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                JANUARY 31, 2005
                                   (UNAUDITED)


                          VKI-
  VOT     VKV     VKI   PROFORMA
  PAR     PAR     PAR     PAR                                                                                               VKI-
AMOUNT  AMOUNT  AMOUNT   AMOUNT                                                 VOT            VKV          VKI          PROFORMA
 (000)   (000)   (000)    (000)   DESCRIPTION               COUPON MATURITY MARKET VALUE  MARKET VALUE  MARKET VALUE   MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
         5,000   3,000    8,000   Dallas-Fort Worth, TX
                                  Intl Arpt Rev Jt Ser A
                                  Impt & Rfdg (AMT)
                                  (FGIC Insd)               5.500  11/01/31                  5,286,400     3,171,840      8,458,240
         2,345            2,345   Denton Cnty, TX Perm
                                  Impt (a)                  5.500  07/15/19                  2,603,700                    2,603,700
         1,000            1,000   Harris Cnty, TX Hlth
                                  Fac Dev Mem Hermann
                                  Hlthcare Ser A            6.375  06/01/29                  1,100,510                    1,100,510
         5,000            5,000   Harris Cnty, TX Sr Lien
                                  Toll Rd Rfdg (FSA Insd)   5.125  08/15/32                  5,233,300                    5,233,300
                 2,945    2,945   Houston, TX Arpt Sys
                                  Rev (Escrowed to
                                  Maturity)                 9.500  07/01/10                                3,545,486      3,545,486
         4,655            4,655   Houston, TX Arpt Sys
                                  Rev Sub Lien (FSA Insd)   5.500  07/01/15                  5,242,182                    5,242,182
         3,000            3,000   Houston, TX Arpt Sys
                                  Rev Sub Lien Ser A
                                  (AMT) (FSA Insd)          5.625  07/01/30                  3,267,180                    3,267,180
 5,000                    5,000   Houston, TX Util Sys
                                  Rev Comb First Lien
                                  Ser A Rfdg (FSA Insd)     5.250  05/15/20    5,552,350                                  5,552,350
         3,920                    Lower, CO Riv Auth TX
                                  Svc Corp Proj Rfdg
                                  (FGIC Insd)               5.000  05/15/33                  4,033,641                    4,033,641
         5,000            5,000   Matagorda Cnty, TX
                                  Navig Dist No 1 Rev
                                  Houston Lt Rfdg (AMT)
                                  (AMBAC Insd) (b)          5.125  11/01/28                  5,416,750                    5,416,750
 1,000           1,000    2,000   Mesquite, TX Hlth Fac
                                  Dev Corp Retirement Fac
                                  Christian Care Ctr
                                  Ser A                     7.625  02/15/28    1,053,440                   1,053,440      2,106,880
 1,500   2,000            3,500   Metropolitan Hlth Fac
                                  Dev Corp TX Wilson N
                                  Jones Mem Hosp Proj       7.250  01/01/31    1,504,005     2,005,340                    3,509,345
         3,325            3,325   North Cent TX Hlth Fac
                                  Dev Hosp Baylor
                                  Hlthcare Sys Proj Ser A   5.125  05/15/29                  3,419,164                    3,419,164
                 3,000    3,000   Prosper,TX Indpt Sch
                                  Dist (PSF Gtd)            5.500  08/15/33                                3,240,690      3,240,690
         5,000   2,000    7,000   San Antonio, TX Elec &
                                  Gas Sys Rfdg              5.375  02/01/16                  5,557,900     2,223,160      7,781,060
         3,960            3,960   Stafford, TX Econ Dev
                                  Corp (FGIC Insd)          5.500  09/01/30                  4,401,421                    4,401,421
                 1,990    1,990   Stafford, TX Econ Dev
                                  Corp (FGIC Insd) (a)      6.000  09/01/19                                2,396,458      2,396,458
 2,000           1,510    3,510   Texas St Wtr Fin
                                  Assistance                5.500  08/01/35    2,178,240                   1,644,571      3,822,811
         5,000            5,000   Wylie, TX Indpt Sch
                                  Dist Rfdg (PSF Gtd)       5.000  08/15/30                  5,150,150                    5,150,150
                                                                            -------------------------------------------------------
                                                                              16,334,013    54,432,370    20,875,078     91,641,461
                                                                            -------------------------------------------------------

                                  UTAH    0.4%
         4,950            4,950   Intermountain Pwr Agy
                                  UT Pwr Supply Rev Ser A
                                  Rfdg (Escrowed to
                                  Maturity) (FGIC Insd)       *    07/01/17                  2,825,510                    2,825,510
    50                       50   Utah St Hsg Fin Agy
                                  Single Family Mtg Sr
                                  Issue Ser B-2 (AMT)
                                  (FHA/VA Gtd)              6.500  07/01/15       50,133                                     50,133
                                                                            -------------------------------------------------------
                                                                                  50,133     2,825,510                    2,875,643
                                                                            -------------------------------------------------------

                                  VIRGINIA    1.3%
 2,000                    2,000   Fairfax Cnty, VA Ctf
                                  Partn                     5.300  04/15/23    2,183,680                                  2,183,680
 1,500                    1,500   Henrico Cnty, VA Indl
                                  Dev Auth Pub Fac Lease
                                  Rev Henrico Cnty Regl
                                  Jail Proj (Prerefunded
                                  @ 08/01/05)               6.500  08/01/10    1,562,820                                  1,562,820
 1,380                    1,380   Richmond, VA Indl Dev
                                  Auth Govt Fac Rev Bds
                                  (AMBAC Insd) (a)          5.000  07/15/14    1,537,513                                  1,537,513
                 1,595    1,595   Richmond, VA Indl Dev
                                  Auth Govt Fac Rev Bds
                                  (AMBAC Insd) (a)          5.000  07/15/16                                1,784,789      1,784,789
 1,715                    1,715   Richmond, VA Indl Dev
                                  Auth Govt Fac Rev Bds
                                  (AMBAC Insd) (a)          5.000  07/15/17    1,916,770                                  1,916,770
                                                                            -------------------------------------------------------
                                                                               7,200,783                   1,784,789      8,985,572
                                                                            -------------------------------------------------------

                                  WASHINGTON    5.0%
         5,000            5,000   Clark Cnty, WA Sch Dist
                                  114 (FSA Insd)            5.250  06/01/19                  5,551,150                    5,551,150
         3,630            3,630   King City, WA Ser B
                                  (Prerefunded @
                                  12/01/07)                 5.900  12/01/14                  4,033,293                    4,033,293
         1,370            1,370   King Cnty, WA Ser B
                                  (Prerefunded @
                                  12/01/07)                 5.900  12/01/14                  1,522,207                    1,522,207
         2,245            2,245   King Cnty, WA Ser B
                                  (Prerefunded @
                                  12/01/07)                 6.625  12/01/15                  2,538,668                    2,538,668
                 1,280    1,280   Pierce Cnty, WA Sch
                                  Dist No. 343 Dieringer
                                  Impt & Rfdg (FSA Insd)    5.000  12/01/20                                1,383,475      1,383,475
   700                      700   Quinault Indian Nation,
                                  WA Quinault Beach Ser A
                                  Rfdg & Impt (ACA Insd)    5.800  12/01/15      749,497                                    749,497
 3,000                    3,000   Spokane, WA Pub Fac
                                  Dist Hotel Motel &
                                  Sales Use Tax
                                  (MBIA Insd)               5.250  09/01/33    3,197,220                                  3,197,220
         4,000            4,000   Washington St Pub Pwr
                                  Supply Ser A Rfdg
                                  (FGIC Insd)               7.000  07/01/08                  4,542,960                    4,542,960

               VAN KAMPEN MUNICIPAL OPPORTUNITIES TRUST II (VOT) -
                  VAN KAMPEN VALUE MUNICIPAL INCOME TRUST (VKV)
              VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II (VKI)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                JANUARY 31, 2005
                                   (UNAUDITED)


                          VKI-
  VOT     VKV     VKI   PROFORMA
  PAR     PAR     PAR     PAR                                                                                              VKI-
AMOUNT  AMOUNT  AMOUNT   AMOUNT                                                 VOT            VKV          VKI          PROFORMA
 (000)   (000)   (000)    (000)   DESCRIPTION               COUPON MATURITY MARKET VALUE  MARKET VALUE  MARKET VALUE   MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        10,000           10,000   Washington St Pub Pwr
                                  Supply Ser A Rfdg
                                  (AMBAC Insd)              5.700  07/01/09                 10,645,800                   10,645,800
                                                                            -------------------------------------------------------
                                                                               3,946,717    28,834,078     1,383,475     34,164,270
                                                                            -------------------------------------------------------

                                  WEST VIRGINIA    1.5%
   500   5,920            6,420   Harrison Cnty, WV Cnty
                                  Cmnty Solid Waste Disp
                                  Rev West PA Pwr Co Ser
                                  C (AMT) (AMBAC Insd)      6.750  08/01/24      511,600     6,057,344                    6,568,944
 3,750                    3,750   West Virginia Univ Rev
                                  Impt Univ Proj Ser C
                                  (FGIC Insd)               5.000  10/01/34    3,923,888                                  3,923,888
                                                                            -------------------------------------------------------
                                                                               4,435,488     6,057,344                   10,492,832
                                                                            -------------------------------------------------------

                                  WISCONSIN    1.2%
                 2,500    2,500   Milwaukee, WI Redev
                                  Auth Rev Milwaukee Pub
                                  Schs (AMBAC Insd)         5.125  08/01/21                                2,706,225      2,706,225
 2,490                    2,490   Wisconsin St Hlth & Ed
                                  Fac Auth Rev Bellin Mem
                                  Hosp (AMBAC Insd)         6.625  02/15/08    2,679,663                                  2,679,663
         2,675            2,675   Wisconsin St Hlth & Ed
                                  Fac FH Hlthcare Dev Inc
                                  Proj                      6.250  11/15/28                  2,858,853                    2,858,853
                                                                            -------------------------------------------------------
                                                                               2,679,663     2,858,853     2,706,225      8,244,741
                                                                            -------------------------------------------------------

                                  PUERTO RICO    4.6%
 8,000   7,000   6,000   21,000   Puerto Rico Comwlth Hwy
                                  & Trans Auth Hwy Rev
                                  Ser Y Rfdg (FSA Insd)
                                  (b) (c)                   6.250  07/01/21   10,223,760     8,945,790     7,667,820     26,837,370
         4,000            4,000   Puerto Rico Pub Bldgs
                                  Auth Gtd Pub Ed & Hlth
                                  Fac Ser M Rfdg
                                  (MBIA Insd)               5.600  07/01/08                  4,390,480                    4,390,480
                                                                            -------------------------------------------------------
                                                                              10,223,760    13,336,270     7,667,820     31,227,850
                                                                            -------------------------------------------------------

TOTAL LONG-TERM INVESTMENTS  159.6%
     (Cost $1,002,168,124)                                                   290,899,263   589,032,184   201,258,993  1,081,190,440

TOTAL SHORT-TERM INVESTMENTS  1.2%
     (Cost $8,400,000)                                                           800,000     3,800,000     3,800,000      8,400,000
                                                                            -------------------------------------------------------

TOTAL INVESTMENTS  160.8%
     (Cost $1,010,568,124)                                                   291,699,263   592,832,184   205,058,993  1,089,590,440

OTHER ASSETS IN EXCESS OF LIABILITIES   1.2%                                   3,069,816     6,593,817    (1,806,682)     7,856,951

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS) (62.0%)                  (115,020,637) (225,101,630)  (80,024,143)  (420,146,410)
                                                                            -------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%                              $179,748,442  $374,324,371  $123,228,168  $ 677,300,981
                                                                            =======================================================

                    Percentages are calculated as a percentage of net assets applicable to common shares.
        *           Zero coupon bond
       (a)          The Trust owns 100% of the bond issuance.
       (b)          Security converts to a fixed coupon rate at a predetermined date.
       (c)          All or a portion of these securities have been physically segregated in connection with open futures contracts.
       (d)          144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
       (e)          Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
       (f)          Securities purchased on a when-issued or delayed delivery basis.
       (g)          This security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.2% of net assets applicable to common shares.

               VAN KAMPEN MUNICIPAL OPPORTUNITIES TRUST II (VOT) -
                  VAN KAMPEN VALUE MUNICIPAL INCOME TRUST (VKV)
              VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II (VKI)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                JANUARY 31, 2005
                                   (UNAUDITED)

ACA            -  American Capital Access Insurance Co.
AMBAC          -  AMBAC Indemnity Corp.
AMT            -  Alternative Minimum Tax
Connie Lee     -  Connie Lee Insurance Co.
FGIC           -  Financial Guaranty Insurance Co.
FHA/VA         -  Federal Housing Administration/Department of Veterans Affairs
FSA            -  Financial Security Assurance Inc.
GNMA           -  Government National Mortgage Association
MBIA           -  Municipal Bond Investors Assurance Corp.
PSF            -  Public School Fund
Radian         -  Radian Asset Assurance
XLCA           -  XL Capital Assurance Inc.

Future contracts outstanding as of January 31, 2005:

                                                                          Unrealized Appreciation/
Short Contracts:                                             Contracts          Depreciation
----------------                                             ---------          ------------
U.S. Treasury Notes 10-Year Futures March 05
  (Current Notional Value $112,266 per contract) ..........      218           $   (297,216)

U.S. Treasury Notes 5-Year Futures March 05
  (Current Notional Value $109,250 per contract) ..........    2,154               (801,669)
                                                               -----           ------------
                                                               2,372           $ (1,098,885)
                                                               =====           ============

               VAN KAPEN MUNICIPAL OPPORTUNITIES TRUST II (VOT) -
              VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II (VKI)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                JANUARY 31, 2005
                                   (UNAUDITED)

                            VKI-
   VOT          VKI       PROFORMA                                                                                          VKI-
PAR AMOUNT   PAR AMOUNT  PAR AMOUNT                                                             VOT           VKI         PROFORMA
  (000)        (000)        (000)    DESCRIPTION                          COUPON  MATURITY  MARKET VALUE  MARKET VALUE  MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                     Municipal Bonds 162.4%
                                     ALASKA 0.4%
              $ 1,000      $ 1,000   Alaska St Hsg Fin Corp Gen Hsg Ser
                                     A (FGIC Insd)                        5.250   12/01/41  $              $ 1,065,960  $  1,065,960
                                                                                          ------------------------------------------

                                     ALABAMA 1.1%
 $ 1,000                     1,000   Birmingham Baptist Med Ctr AL
                                     Baptist Hlth Sys Ser A               5.875   11/15/24     1,066,150                   1,066,150
   1,090                     1,090   Lee Cnty, AL Sch Wts Ltd Oblig
                                     (MBIA Insd) (a)                      5.000   02/01/17     1,184,917                   1,184,917
   1,000                     1,000   Valley, AL Spl Care Fac Fin Auth
                                     Rev Lanier Mem Hosp Ser A            5.600   11/01/16     1,014,250                   1,014,250
                                                                                          ------------------------------------------
                                                                                               3,265,317                   3,265,317
                                                                                          ------------------------------------------

                                     ARIZONA 6.2%
   5,000                     5,000   Arizona Sch Fac Brd Ctfs Ser B
                                     (FGIC Insd)                          5.250   09/01/18     5,541,300                   5,541,300
                3,000        3,000   Arizona St Transn Brd Hwy Rev Ser B  5.250   07/01/19                   3,328,260     3,328,260
   2,235                     2,235   Arizona Tourism & Sports Auth Tax
                                     Rev Multipurpose Stad Fac Ser A
                                     (MBIA Insd)                          5.375   07/01/21     2,510,777                   2,510,777
                2,000        2,000   Phoenix, AZ Civic Impt Corp Arpt
                                     Rev Jr Lien (AMT) (FGIC Insd)        5.375   07/01/29                   2,039,760     2,039,760
                  765          765   Pima Cnty, AZ Indl Dev Auth Indl
                                     Rev Lease Oblig Irvington Proj
                                     Tucson Ser A Rfdg (FSA Insd)         7.250   07/15/10                     799,731       799,731
   2,685                     2,685   South Campus Group LLC AZ Std Hsg
                                     Rev AZ St Univ South Campus Proj
                                     (MBIA Insd)                          5.625   09/01/35     3,028,358                   3,028,358
                1,300        1,300   Tempe, AZ Excise Tax Rev Rfdg        5.250   07/01/18                   1,447,927     1,447,927
                                                                                          ------------------------------------------
                                                                                              11,080,435     7,615,678    18,696,113
                                                                                          ------------------------------------------

                                     CALIFORNIA 22.4%
                6,000        6,000   Anaheim, CA Pub Fin Auth Lease Rev
                                     Cap Apprec Pub Impt Proj Ser C
                                     (FSA Insd)                               *   09/01/19                   3,097,680     3,097,680
   7,195                     7,195   Anaheim, CA Pub Fin Auth Lease Rev
                                     Cap Apprec Pub Impt Proj Ser C
                                     (FSA Insd)                               *   09/01/21     3,332,724                   3,332,724
                5,000        5,000   Anaheim, CA Pub Fin Auth Lease Rev
                                     Cap Apprec Pub Impt Proj Ser C
                                     (FSA Insd)                               *   09/01/32                   1,234,800     1,234,800
   1,300                     1,300   Anaheim, CA Pub Fin Auth Lease Rev
                                     Pub Impt Proj Ser C (FSA Insd)       6.000   09/01/16     1,568,515                   1,568,515
                2,095        2,095   Bay Area Govt Assn CA Rev Tax Alloc
                                     CA Redev Pool Ser A (XLCA Insd)      5.250   09/01/35                   2,237,167     2,237,167
                1,000        1,000   California St (AMBAC Insd)           5.125   10/01/27                   1,057,450     1,057,450
                2,800        2,800   California St Dept Wtr Res Pwr Ser
                                     A (AMBAC Insd)                       5.500   05/01/16                   3,177,468     3,177,468
   2,000                     2,000   California St Dept Wtr Res Pwr
                                     Ser A                                6.000   05/01/15     2,328,960                   2,328,960
   2,345                     2,345   California St Dept Wtr Res Pwr
                                     Supply Rev Ser A (XLCA Insd)         5.375   05/01/17     2,616,152                   2,616,152
                2,000        2,000   California St Pub Wks Brd Lease Rev
                                     Dept of Corrections St Prisons Ser
                                     A Rfdg (AMBAC Insd) (c)              5.000   12/01/19                   2,210,680     2,210,680
   2,500        2,500        5,000   California St Pub Wks Brd Lease Rev
                                     Dept of Mental Hlth Coalinga Ser A   5.000   06/01/24     2,614,625     2,614,625     5,229,250
   4,600                     4,600   California St Pub Wks Brd Lease Rev
                                     Var Univ CA Proj Ser A Rfdg (c)      5.500   06/01/10     5,100,250                   5,100,250
   5,905                     5,905   California St Pub Wks Brd Lease Rev
                                     Var Univ CA Proj Ser A Rfdg          5.500   06/01/14     6,657,120                   6,657,120
   5,000                     5,000   Foothill/Eastern Corridor Agy CA
                                     Toll Rd Rev Cap Apprec Rfdg
                                     (MBIA Insd)                              *   01/15/18     2,597,050                   2,597,050
   2,000                     2,000   Foothill/Eastern Corridor Agy CA
                                     Toll Rd Rev Sr Lien Ser A
                                     (Prerefunded @ 01/01/07)             6.500   01/01/32     2,157,160                   2,157,160
                3,950        3,950   Los Angeles, CA Dept Wtr & Pwr Ser
                                     A (FGIC Insd)                        5.125   07/01/40                   4,123,049     4,123,049
   5,000                     5,000   Los Angeles, CA Uni Sch Dist Ser A
                                     (FSA Insd)                           5.250   07/01/20     5,550,600                   5,550,600

               VAN KAPEN MUNICIPAL OPPORTUNITIES TRUST II (VOT) -
              VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II (VKI)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                JANUARY 31, 2005
                                   (UNAUDITED)

                            VKI-
   VOT          VKI       PROFORMA                                                                                          VKI-
PAR AMOUNT   PAR AMOUNT  PAR AMOUNT                                                             VOT           VKI         PROFORMA
  (000)        (000)        (000)    DESCRIPTION                          COUPON  MATURITY  MARKET VALUE  MARKET VALUE  MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
   2,465                     2,465   Los Angeles, CA Uni Sch Dist Ser B
                                     (FGIC Insd)                          5.000   07/01/23     2,638,684                   2,638,684
               13,880       13,880   San Joaquin Hills, CA Transn
                                     Corridor Agy Toll Rd Rev Cap Apprec
                                     Ser A Rfdg (MBIA Insd)                   *   01/15/28                   4,422,446     4,422,446
                2,720        2,720   Washington, CA Uni Sch Dist Yolo
                                     Cnty Election 2004 Ser A
                                     (FGIC Insd) (a)                      5.250   08/01/19                   3,025,701     3,025,701
   3,070                     3,070   Washington, CA Uni Sch Dist Yolo
                                     Cnty Ser A (FGIC Insd) (a)           5.250   08/01/20     3,409,603                   3,409,603
                                                                                          ------------------------------------------
                                                                                              40,571,443    27,201,066    67,772,509
                                                                                          ------------------------------------------

                                     COLORADO 7.6%
   1,000        1,000        2,000   Arapahoe Cnty, CO Cap Impt Tr Fd
                                     Hwy Rev E-470 Proj (Prerefunded @
                                     08/31/05) (b)                        7.000   08/31/26     1,058,100     1,058,100     2,116,200
   7,500        5,000       12,500   Arapahoe Cnty, CO Cap Impt Tr Fd
                                     Hwy Rev E-470 Proj Ser C
                                     (Prerefunded @ 08/31/05)                 *   08/31/26     1,546,200     1,030,800     2,577,000
                1,475        1,475   Colorado Ed & Cultural Fac Auth Rev
                                     Charter Sch Proj Impt & Rfdg
                                     (XLCA Insd)                          5.250   08/15/19                   1,631,704     1,631,704
   1,945                     1,945   Colorado Ed & Cultural Impt Charter
                                     Sch Pinnacle Rfdg (XLCA Insd)        5.250   06/01/23     2,115,032                   2,115,032
   1,000                     1,000   Colorado Hlth Fac Auth Rev Catholic
                                     Hlth Initiatives Ser A (Escrowed to
                                     Maturity)                            5.500   03/01/32     1,130,620                   1,130,620
   1,250        1,000        2,250   Colorado Hlth Fac Auth Rev Hosp
                                     Portercare Adventist Hlth            6.500   11/15/31     1,388,962     1,111,170     2,500,132
                  165          165   Colorado Hsg Fin Auth Single Family
                                     Pgm Sr Ser A2 (AMT)                  7.250   05/01/27                     166,685       166,685
                  109          109   Colorado Hsg Fin Auth Single Family
                                     Pgm Sr Ser B1 (AMT)                  7.650   11/01/26                     110,184       110,184
   1,500                     1,500   Denver, CO City & Cnty Arpt Rev Ser
                                     D (AMT)                              7.750   11/15/13     1,814,460                   1,814,460
   3,515                     3,515   E-470 Pub Hwy Auth CO Rev Cap
                                     Apprec Sr Ser B (MBIA Insd)              *   09/01/13     2,507,706                   2,507,706
   6,160                     6,160   E-470 Pub Hwy Auth CO Rev Sr Ser A
                                     (MBIA Insd)                          5.000   09/01/21     6,507,178                   6,507,178
                                                                                          ------------------------------------------
                                                                                              18,068,258     5,108,643    23,176,901
                                                                                          ------------------------------------------

                                     CONNECTICUT 0.7%
                1,010        1,010   Mashantucket Western Pequot Tribe
                                     CT Spl Rev Ser A, 144-A Private
                                     Placement (d)                        6.400   09/01/11                   1,072,923     1,072,923
                  990          990   Mashantucket Western Pequot Tribe
                                     CT Spl Rev Ser A, 144-A Private
                                     Placement (Prerefunded @ 09/01/07)
                                     (d)                                  6.400   09/01/11                   1,085,050     1,085,050
                                                                                          ------------------------------------------
                                                                                                             2,157,973     2,157,973
                                                                                          ------------------------------------------

                                     FLORIDA 4.6%
                3,000        3,000   Lake Cnty, FL Sch Brd Ctf Part
                                     (AMBAC Insd)                         5.375   07/01/17                   3,352,080     3,352,080
   5,000                     5,000   Osceola Cnty, FL Trans Rev Osceola
                                     Pkwy Proj & Rfdg (MBIA Insd)         5.000   04/01/22     5,398,200                   5,398,200
                5,000        5,000   Ocoee, FL Wtr & Swr Sys Rev Impt &
                                     Rfdg (AMBAC Insd)                    5.125   10/01/33                   5,289,950     5,289,950
                                                                                          ------------------------------------------
                                                                                               5,398,200     8,642,030    14,040,230
                                                                                          ------------------------------------------

                                     GEORGIA 4.2%
                2,000        2,000   Atlanta, GA Wtr & Wastewtr Rev (FSA
                                     Insd)                                5.000   11/01/21                   2,174,360     2,174,360
   5,000                     5,000   Clayton Cnty & Clayton Cnty GA Wtr
                                     Auth Wtr & Swr Rev                   5.000   05/01/20     5,476,700                   5,476,700
                2,000        2,000   Georgia St Rd & Twy Auth Rev         5.000   10/01/19                   2,186,060     2,186,060
                1,745        1,745   Municipal Elec Auth GA Comb Turbine
                                     Proj Ser A (MBIA Insd)               5.250   11/01/20                   1,935,624     1,935,624
   1,000                     1,000   Richmond Cnty, GA Dev Auth ASU
                                     Jaguar Student Hsg LLC Ser A         5.250   02/01/35     1,028,230                   1,028,230
                                                                                          ------------------------------------------
                                                                                               6,504,930     6,296,044    12,800,974
                                                                                          ------------------------------------------

                                     ILLINOIS 11.0%
   3,750                     3,750   Bolingbrook, IL Cap Apprec Ser B
                                     (MBIA Insd)                              *   01/01/32       876,300                     876,300
                1,710        1,710   Bolingbrook, IL Cap Apprec Ser C
                                     Rfdg (MBIA Insd) (a)                     *   01/01/29                     522,405       522,405

               VAN KAPEN MUNICIPAL OPPORTUNITIES TRUST II (VOT) -
              VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II (VKI)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                JANUARY 31, 2005
                                   (UNAUDITED)

                            VKI-
   VOT          VKI       PROFORMA                                                                                          VKI-
PAR AMOUNT   PAR AMOUNT  PAR AMOUNT                                                             VOT           VKI         PROFORMA
  (000)        (000)        (000)    DESCRIPTION                          COUPON  MATURITY  MARKET VALUE  MARKET VALUE  MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
                5,400        5,400   Chicago, IL Brd of Ed Cap Apprec
                                     Sch Reform Ser B-1 (FGIC Insd)           *   12/01/28                   1,667,358     1,667,358
   3,365                     3,365   Chicago, IL Cap Apprec (Prerefunded
                                     @ 07/01/05) (AMBAC Insd)                 *   01/01/17     1,605,946                   1,605,946
     335                       335   Chicago, IL Single Family Mtg Rev
                                     Ser A (AMT) (GNMA Collateralized)    7.000   09/01/27       336,531                     336,531
      50                        50   Chicago, IL Single Family Mtg Rev
                                     Ser B (AMT) (GNMA Collateralized)    7.625   09/01/27        50,213                      50,213
   3,345                     3,345   Cook Cnty, IL Sch Dist No 100
                                     Berwyn South Ser D Rfdg (FSA Insd)   5.500   12/01/23     3,803,365                   3,803,365
   2,540                     2,540   Cook Cnty, IL Sch Dist No 122 Oak
                                     Lawn Cap Apprec (FGIC Insd) (a)          *   12/01/15     1,607,312                   1,607,312
   4,500                     4,500   Cook Cnty, IL Ser A (FGIC Insd)      5.500   11/15/31     4,991,535                   4,991,535
   1,000                     1,000   Illinois Dev Fin Auth Rev Cmnty
                                     Rehab Providers Fac Ser A            7.375   07/01/25     1,089,980                   1,089,980
   2,500                     2,500   Illinois Fin Auth Rev Northwestern
                                     Mem Hosp Ser A                       5.500   08/15/43     2,677,475                   2,677,475
   1,325                     1,325   Illinois Fin Auth Student Hsg MJH
                                     Rev Ed Assistance IV-Sr Ser A        5.125   06/01/35     1,315,221                   1,315,221
   8,000                     8,000   Illinois St First Ser (FSA Insd)     5.250   12/01/19     8,875,200                   8,875,200
   3,400                     3,400   Illinois St First Ser (FSA Insd)     5.250   04/01/27     3,684,614                   3,684,614
     300                       300   Peoria, Moline & Freeport, IL Coll
                                     Mtg Ser A (AMT) (GNMA
                                     Collateralized)                      7.600   04/01/27       301,332                     301,332
                                                                                          ------------------------------------------
                                                                                              31,215,024     2,189,763    33,404,787
                                                                                          ------------------------------------------

                                     INDIANA 6.0%
   2,805                     2,805   Dekalb Eastn High Sch Bldg Corp IN
                                     First Mtg (FSA Insd)                 6.000   01/15/18     3,243,926                   3,243,926
   4,000                     4,000   East Chicago, IN Elementary Sch
                                     Bldg Corp First Mtg Ser A            6.250   07/05/08     4,385,880                   4,385,880
   3,000                     3,000   Indiana Hlth Fac Fin Auth Hosp Rev
                                     Columbus Regl Hosp Rfdg (FSA Insd)   7.000   08/15/15     3,687,150                   3,687,150
                1,500        1,500   Indiana St Dev Fin Auth Rev Exempt
                                     Fac Conv Rfdg (AMT)                  5.950   08/01/30                   1,542,270     1,542,270
   2,000                     2,000   Petersburg, IN Pollutn Ctl Rev IN
                                     Pwr & Lt (AMT)                       5.950   12/01/29     2,048,620                   2,048,620
   2,850                     2,850   Southwest Parke Cmnty Sch Bldg
                                     First Mtg (FGIC Insd) (a)            5.250   07/15/21     3,160,108                   3,160,108
                                                                                          ------------------------------------------
                                                                                              16,525,684     1,542,270    18,067,954
                                                                                          ------------------------------------------

                                     LOUISIANA 6.0%
   2,500                     2,500   Louisiana Loc Govt Envir Fac Pkg
                                     Fac Corp Garage Proj Ser A (AMBAC
                                     Insd)                                5.375   10/01/31     2,717,875                   2,717,875
                1,400        1,400   Louisiana Pub Fac Auth Rev Hlth Fac
                                     Glen Retirement Ser A                6.700   12/01/25                   1,449,476     1,449,476
   6,000                     6,000   New Orleans, LA Rfdg (MBIA Insd)     5.125   09/01/21     6,560,700                   6,560,700
   2,000        2,000        4,000   New Orleans, LA Rfdg (FGIC Insd)     5.500   12/01/21     2,366,180     2,366,180     4,732,360
   2,800                     2,800   Saint Charles Parish, LA Solid
                                     Waste Disp Rev LA Pwr & Lt Co Proj
                                     (AMT) (FSA Insd) (c)                 7.050   04/01/22     2,809,576                   2,809,576
                                                                                          ------------------------------------------
                                                                                              14,454,331     3,815,656    18,269,987
                                                                                          ------------------------------------------

                                     MARYLAND 0.3%
                1,000        1,000   Maryland St Econ Dev Corp Univ MD
                                     College Pk Proj                      5.625   06/01/35                   1,038,570     1,038,570
                                                                                          ------------------------------------------

                                     MASSACHUSETTS 5.3%
                1,200        1,200   Massachusetts Bay Tran Auth MA Gen
                                     Tran Sys Ser A Rfdg                  6.250   03/01/12                   1,419,024     1,419,024
   2,000                     2,000   Massachusetts Muni Whsl Elec Co
                                     Proj No 6-A (MBIA Insd)              5.250   07/01/16     2,209,300                   2,209,300

               VAN KAPEN MUNICIPAL OPPORTUNITIES TRUST II (VOT) -
              VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II (VKI)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                JANUARY 31, 2005
                                   (UNAUDITED)

                             VKI-
   VOT          VKI       PROFORMA                                                                                          VKI-
PAR AMOUNT   PAR AMOUNT  PAR AMOUNT                                                             VOT           VKI         PROFORMA
  (000)        (000)        (000)    DESCRIPTION                          COUPON  MATURITY  MARKET VALUE  MARKET VALUE  MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
   1,000        1,000        2,000   Massachusetts St Hlth & Ed Fac Auth
                                     Rev Saint Mem Med Ctr Ser A          6.000   10/01/23     1,006,840     1,006,840     2,013,680
   2,995                     2,995   Massachusetts St Wtr Pollutn
                                     Abatement Tr Pool Pgm Bds Ser 10     5.000   08/01/21     3,260,656                   3,260,656
                7,050        7,050   Massachusetts St Wtr Res Auth Gen
                                     Ser J (FSA Insd)                     5.000   08/01/32                   7,333,692     7,333,692
                                                                                          ------------------------------------------
                                                                                               6,476,796     9,759,556    16,236,352
                                                                                          ------------------------------------------

                                     MICHIGAN 5.7%
   3,000                     3,000   Detroit, MI City Sch Dist Sch Bldg
                                     & Site Impt Ser A (FGIC Insd)        5.375   05/01/24     3,360,630                   3,360,630
                2,000        2,000   Detroit, MI Downtown Dev Auth Tax
                                     Increment Rev Dev Area No. 1 Proj
                                     Ser C1 (Prerefunded @ 07/01/06)      6.250   07/01/25                   2,147,140     2,147,140
                2,790        2,790   Detroit, MI Wtr Supply Sys Rev Sr
                                     Lien Ser C (MBIA Insd) (a)           5.250   07/01/19                   3,102,145     3,102,145
                2,000        2,000   Grand Rapids, MI Wtr Supply
                                     (FGIC Insd)                          5.750   01/01/15                   2,271,700     2,271,700
   1,495                     1,495   Michigan St Hsg Dev Auth Multi-
                                     Family Rev Ltd Oblig Ser A Rfdg
                                     (GNMA Collateralized)                6.600   04/01/30     1,528,398                   1,528,398
                2,075        2,075   South Lyon, MI Cmnty Sch Bldg &
                                     Site (FGIC Insd)                     5.250   05/01/18                   2,304,184     2,304,184
                2,285        2,285   Taylor, MI Bldg Auth (AMBAC Insd)
                                     (a)                                  6.000   03/01/13                   2,703,863     2,703,863
                                                                                          ------------------------------------------
                                                                                               4,889,028    12,529,032    17,418,060
                                                                                          ------------------------------------------

                                     MINNESOTA 0.4%
   1,065                     1,065   Duluth, MN Econ Dev Auth Hlthcare
                                     Fac Rev Benedictine Hlth Sys Saint
                                     Marys                                5.250   02/15/33     1,098,611                   1,098,611
                                                                                          ------------------------------------------

                                     MISSISSIPPI 4.1%
   2,000        3,000        5,000   Mississippi Bus Fin Corp MS Pollutn
                                     Ctl Rev Sys Energy Res Inc Proj
                                     Rfdg                                 5.900   05/01/22     2,020,160     3,030,240     5,050,400
   1,900                     1,900   Mississippi Dev Bk Spl Oblig Cap
                                     Proj & Equip Acquisition Ser A2
                                     (AMBAC Insd)                         5.000   07/01/24     2,088,366                   2,088,366
   1,550                     1,550   Mississippi Dev Bk Spl Oblig
                                     Madison Cnty Hosp Proj (Prerefunded
                                     @ 07/01/09)                          6.400   07/01/29     1,798,170                   1,798,170
   2,595                     2,595   Mississippi Dev Bk Spl Oblig MS Ltd
                                     Oblig Hosp Impts (MBIA Insd) (a)     5.250   07/01/32     2,755,215                   2,755,215
                  840          840   Mississippi Home Corp Single Family
                                     Rev Mtg Ser C (AMT) (GNMA
                                     Collateralized)                      7.600   06/01/29                     872,432       872,432
                                                                                          ------------------------------------------
                                                                                               8,661,911     3,902,672    12,564,583
                                                                                          ------------------------------------------

                                     MISSOURI 7.8%
   2,000                     2,000   Cape Girardeau Cnty, MO Indl Dev
                                     Auth Hlthcare Fac Rev Southeast MO
                                     Hosp Assoc                           5.625   06/01/27     2,066,260                   2,066,260
   1,250                     1,250   Cole Cnty, MO Indl Dev Auth Sr
                                     Living Fac Rev Lutheran Sr Svcs
                                     Heisinger Proj (a)                   5.500   02/01/35     1,304,063                   1,304,063
                2,000        2,000   Curators Univ MO Sys Fac Rev Ser B
                                     Rfdg (a)                             5.000   11/01/20                   2,171,540     2,171,540
                3,000        3,000   Platte Cnty, MO Neighborhood Impt
                                     Parkville Ser B (MBIA Insd) (e)      5.000   02/01/25                   3,184,260     3,184,260
   1,500                     1,500   Saint Louis Cnty, MO Mtg Rev Ctf
                                     Rcpt Ser H (AMT) (Escrowed to
                                     Maturity)                            5.400   07/01/18     1,702,140                   1,702,140
   5,855        4,000        9,855   Saint Louis, MO Arpt Rev Arpt Dev
                                     Pgm Ser A (MBIA Insd)                5.250   07/01/31     6,195,761     4,232,800    10,428,561
   2,380                     2,380   Saint Louis, MO Arpt Rev Cap Impt
                                     Pgm Ser A (MBIA Insd) (a)            5.375   07/01/19     2,645,061                   2,645,061
                                                                                          ------------------------------------------
                                                                                              13,913,285     9,588,600    23,501,885
                                                                                          ------------------------------------------

                                     NEBRASKA 1.5%
   4,260                     4,260   University NE Univ Rev Lincoln
                                     Student Fees & Fac Ser B             5.000   07/01/23     4,549,169                   4,549,169
                                                                                          ------------------------------------------

               VAN KAPEN MUNICIPAL OPPORTUNITIES TRUST II (VOT) -
              VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II (VKI)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                JANUARY 31, 2005
                                   (UNAUDITED)

                            VKI-
   VOT          VKI       PROFORMA                                                                                          VKI-
PAR AMOUNT   PAR AMOUNT  PAR AMOUNT                                                             VOT           VKI         PROFORMA
  (000)        (000)        (000)    DESCRIPTION                          COUPON  MATURITY  MARKET VALUE  MARKET VALUE  MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                     NEVADA 2.5%
                3,000        3,000   Clark Cnty, NV Indl Dev Rev
                                     Southwest Gas Corp Proj Ser A (AMT)
                                     (AMBAC Insd)                         5.250   07/01/34                   3,147,540     3,147,540
                4,375        4,375   Las Vegas Valley, NV Wtr Dist Ser B
                                     Rfdg (MBIA Insd)                     5.000   06/01/27                   4,578,087     4,578,087
                                                                                          ------------------------------------------
                                                                                                             7,725,627     7,725,627
                                                                                          ------------------------------------------

                                     NEW HAMPSHIRE 1.2%
                1,000        1,000   New Hampshire Hlth & Ed Fac Auth
                                     Rev Derryfield Sch                   7.000   07/01/30                   1,040,300     1,040,300
                1,400        1,400   New Hampshire Hlth & Ed Fac
                                     Hlthcare Sys Covenant Hlth           5.500   07/01/34                   1,456,588     1,456,588
                1,000        1,000   New Hampshire St Bus Fin Auth Wtr
                                     Fac Rev Pennichuck Wtrwks Inc (AMT)
                                     (AMBAC Insd)                         6.300   05/01/22                   1,093,500     1,093,500
                                                                                          ------------------------------------------
                                                                                                             3,590,388     3,590,388
                                                                                          ------------------------------------------

                                     NEW JERSEY 5.7%
                  500          500   New Jersey Econ Dev Auth Rev
                                     Cigarette Tax                        5.750   06/15/29                     531,410       531,410
   1,000                     1,000   New Jersey Econ Dev Auth Rev
                                     Cigarette Tax                        5.500   06/15/31     1,041,160                   1,041,160
   5,000                     5,000   New Jersey Econ Dev Auth Rev Sch
                                     Fac Constr Ser I                     5.000   09/01/23     5,316,800                   5,316,800
                2,210        2,210   New Jersey Econ Dev Auth Wtr Fac
                                     Rev NJ American Wtr Co Inc Ser B
                                     (AMT) (FGIC Insd)                    5.375   05/01/32                   2,337,539     2,337,539
                1,000        1,000   New Jersey Hlthcare Fac Fin Auth
                                     Rev Cap Hlth Sys Oblig Grp Ser A     5.375   07/01/33                   1,037,280     1,037,280
   1,000                     1,000   New Jersey Hlthcare Fac Fin Auth
                                     Rev Gen Hosp Ctr at Passaic
                                     (Escrowed to Maturity) (FSA Insd)    6.000   07/01/06     1,031,470                   1,031,470
                2,000        2,000   New Jersey St Tpk Auth Tpk Rev Ser
                                     C-1 (AMBAC Insd)                     5.000   01/01/35                   2,077,900     2,077,900
   4,000                     4,000   Salem Cnty, NJ Indl Pollutn Ctl Fin
                                     Auth Rev Pollutn Ctl Pub Svc Elec &
                                     Gas Ser A (AMT) (MBIA Insd)          5.450   02/01/32     4,042,480                   4,042,480
                                                                                          ------------------------------------------
                                                                                              11,431,910     5,984,129    17,416,039
                                                                                          ------------------------------------------

                                     NEW MEXICO 0.5%
                1,500        1,500   Jicarilla, NM Apache Nation Rev Adj
                                     Ser A (Acquired 10/23/03, Cost
                                     $1,514,910) (f)                      5.000   09/01/18                   1,576,290     1,576,290
                                                                                          ------------------------------------------

                                     NEW YORK 10.3%
   3,250                     3,250   New York City Hlth & Hosp Corp Rev
                                     Hlth Sys Ser A (AMBAC Insd)          5.000   02/15/11     3,572,270                   3,572,270
   3,000                     3,000   New York City Muni Wtr Fin Auth Wtr
                                     & Sew Sys Rev Ser A (AMBAC Insd)     5.000   06/15/35     3,127,980                   3,127,980
   5,000                     5,000   New York City Ser A1 (Prerefunded @
                                     08/01/05)                            6.375   08/01/10     5,156,550                   5,156,550
                3,000        3,000   New York City Ser G (Prerefunded
                                     @ 02/01/06) (c)                      6.000   02/01/11                   3,156,420     3,156,420
                5,000        5,000   New York City Ser H (MBIA Insd) (a)  5.250   03/15/14                   5,567,200     5,567,200
   1,520                     1,520   New York St Dorm Auth Rev Insd John
                                     T Mather Mem Hosp (Connie Lee Insd)
                                     (a)                                  6.500   07/01/09     1,740,172                   1,740,172
     500                       500   New York St Energy Resh & Dev Auth
                                     St Service Contract Rev Ser B        5.500   04/01/05       502,780                     502,780
                2,175        2,175   New York St Med Care Fac Fin Agy
                                     Rev NY Downtown Hosp Ser A
                                     (Prerefunded @ 02/15/05)             6.800   02/15/20                   2,222,545     2,222,545
                3,000        3,000   New York St Med Care Fac Fin Agy
                                     Rev NY Hosp Mtg Ser A (Prerefunded
                                     @ 02/15/05) (AMBAC Insd)             6.200   08/15/05                   3,064,830     3,064,830
                3,000        3,000   New York St Med Care Fac Fin Agy
                                     Rev NY Hosp Mtg Ser A (Prerefunded
                                     @ 02/15/05) (AMBAC Insd)             6.800   08/15/24                   3,065,520     3,065,520
                                                                                          ------------------------------------------
                                                                                              14,099,752    17,076,515    31,176,267
                                                                                          ------------------------------------------

                                     NORTH CAROLINA 0.6%
                1,500        1,500   North Carolina Eastn Muni Pwr Agy
                                     Pwr Sys Rev Ser D                    6.700   01/01/19                   1,691,505     1,691,505
                                                                                          ------------------------------------------

                                     OHIO 4.4%
                3,000        3,000   Cincinnati, OH City Sch Dist Sch
                                     Impt (FSA Insd)                      5.250   06/01/18                   3,332,940     3,332,940
   1,000        1,000        2,000   Cuyahoga Cnty, OH Hosp Fac Rev
                                     Canton Inc Proj                      7.500   01/01/30     1,132,570     1,132,570     2,265,140
                1,000        1,000   Dayton, OH Arpt Rev James M Cox
                                     Dayton Ser C Rfdg (AMT)
                                     (Radian Insd)                        5.250   12/01/27                   1,036,760     1,036,760

               VAN KAPEN MUNICIPAL OPPORTUNITIES TRUST II (VOT) -
              VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II (VKI)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                JANUARY 31, 2005
                                   (UNAUDITED)

                            VKI-
   VOT          VKI       PROFORMA                                                                                          VKI-
PAR AMOUNT   PAR AMOUNT  PAR AMOUNT                                                             VOT           VKI         PROFORMA
  (000)        (000)        (000)    DESCRIPTION                          COUPON  MATURITY  MARKET VALUE  MARKET VALUE  MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
   1,040                     1,040   Lorain Cnty, OH Hosp Rev EMH Regl
                                     Med Ctr Rfdg (AMBAC Insd)            7.750   11/01/13     1,101,090                   1,101,090
                1,165        1,165   Marion Cnty, OH Rev Cmnty Hosp Impt
                                     & Rfdg                               6.100   05/15/06                   1,204,435     1,204,435
                3,170        3,170   Pickerington, OH Loc Sch Dist Cap
                                     Apprec Sch Fac Contract (FGIC Insd)      *   12/01/11                   2,497,009     2,497,009
     950                       950   Strongsville, OH (Prerefunded @
                                     12/01/06)                            6.700   12/01/11     1,041,495                   1,041,495
                  850          850   Toledo Lucas Cnty, OH Port Auth
                                     Northwest Bd Fd Ser A (AMT)          6.000   05/15/11                     918,374       918,374
                                                                                          ------------------------------------------
                                                                                               3,275,155    10,122,088    13,397,243
                                                                                          ------------------------------------------

                                     OKLAHOMA 3.1%
   1,000        1,755        2,755   Tulsa Cnty, OK Pub Fac Auth Cap
                                     Impt Rev (AMBAC Insd)                6.250   11/01/22     1,162,950     2,040,977     3,203,927
                2,785        2,785   Tulsa, OK Indl Auth Hosp Rev
                                     Hillcrest Med Ctr Proj Rfdg
                                     (Escrowed to Maturity) (Connie Lee
                                     Insd) (a)                            6.250   06/01/06                   2,924,696     2,924,696
   2,960                     2,960   Tulsa, OK Indl Auth Hosp Rev
                                     Hillcrest Med Ctr Proj Rfdg
                                     (Escrowed to Maturity) (Connie Lee
                                     Insd) (a)                            6.250   06/01/07     3,207,486                   3,207,486
                                                                                          ------------------------------------------
                                                                                               4,370,436     4,965,673     9,336,109
                                                                                          ------------------------------------------

                                     OREGON 2.4%
                2,010        2,010   Emerald Peoples Util Dist OR Rfdg
                                     (FGIC Insd) (a)                      7.350   11/01/09                   2,398,292     2,398,292
     820                       820   Oregon St Vets Welfare Ser 76A       6.050   10/01/28       824,313                     824,313
   3,580                     3,580   Yamhill Cnty, OR Sch Dist No 029J
                                     Newburg (MBIA Insd)                  5.250   06/15/21     3,954,719                   3,954,719
                                                                                          ------------------------------------------
                                                                                               4,779,032     2,398,292     7,177,324
                                                                                          ------------------------------------------

                                     PENNSYLVANIA 4.0%
   4,680                     4,680   Erie, PA Sch Dist Cap Apprec Rfdg
                                     (FSA Insd)                               *   09/01/20     2,314,400                   2,314,400
   1,500                     1,500   Harrisburg, PA Res Gtd Sub Ser D 2
                                     (FSA Insd) (b)                       5.000   12/01/33     1,643,595                   1,643,595
   1,500                     1,500   Pennsylvania Econ Dev Fin Auth Res
                                     Recovery Rev Colver Proj Ser D
                                     (AMT)                                7.050   12/01/10     1,534,635                   1,534,635
                2,000        2,000   Pennsylvania Econ Dev Fin Auth Res
                                     Recovery Rev Colver Proj Ser D
                                     (AMT)                                7.150   12/01/18                   2,046,940     2,046,940
                2,000        2,000   Pennsylvania St Higher Ed Fac Auth
                                     Rev UPMC Hlth Sys Ser A              6.250   01/15/17                   2,289,280     2,289,280
                  905          905   Pennsylvania St Higher Ed Fac Auth
                                     Rev UPMC Hlth Sys Ser A              6.250   01/15/18     1,033,818                   1,033,818
   1,315                     1,315   State Pub Sch Bldg Auth PA Sch Rev
                                     Burgettstown Sch Dist Ser D
                                     (Prerefunded @ 02/01/05)
                                     (MBIA Insd) (a)                      6.450   02/01/10     1,315,000                   1,315,000
                                                                                          ------------------------------------------
                                                                                               6,807,630     5,370,038    12,177,668
                                                                                            ----------------------------------------

                                     RHODE ISLAND 1.3%
   3,775                     3,775   Rhode Island St Econ Dev Corp Arpt
                                     Rev Ser A Rfdg (AMT) (FSA Insd)      5.000   07/01/17     4,024,414                   4,024,414
                                                                                          ------------------------------------------

                                     SOUTH CAROLINA 2.5%
   3,115                     3,115   Greenville, SC Impt & Rfdg (MBIA
                                     Insd) (a)                            5.250   04/01/21     3,438,244                   3,438,244
   3,750                     3,750   South Carolina Jobs Econ Dev Auth
                                     Indl Rev Elec & Gas Co Proj Ser B
                                     (AMT) (AMBAC Insd)                   5.450   11/01/32     3,992,775                   3,992,775
                                                                                          ------------------------------------------
                                                                                               7,431,019                   7,431,019
                                                                                          ------------------------------------------

                                     SOUTH DAKOTA 0.8%
   1,375                     1,375   Deadwood, SD Ctf Partn (ACA Insd)    6.375   11/01/20     1,484,038                   1,484,038
                1,000        1,000   South Dakota St Hlth & Ed Fac Auth
                                     Rev Childrens Care Hosp Rfdg         6.125   11/01/29                   1,090,920     1,090,920
                                                                                          ------------------------------------------
                                                                                               1,484,038     1,090,920     2,574,958
                                                                                          ------------------------------------------

                                     TENNESSEE 1.5%
                1,270        1,270   Elizabethton, TN Hlth & Ed Fac Brd
                                     Rev Hosp First Mtg Ser B Impt &
                                     Rfdg                                 8.000   07/01/33                   1,525,168     1,525,168

               VAN KAPEN MUNICIPAL OPPORTUNITIES TRUST II (VOT) -
              VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II (VKI)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                JANUARY 31, 2005
                                   (UNAUDITED)

                            VKI-
   VOT          VKI       PROFORMA                                                                                          VKI-
PAR AMOUNT   PAR AMOUNT  PAR AMOUNT                                                             VOT           VKI         PROFORMA
  (000)        (000)        (000)    DESCRIPTION                          COUPON  MATURITY  MARKET VALUE  MARKET VALUE  MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
   1,300        1,000        2,300   Johnson City, TN Hlth & Ed Fac Brd
                                     Hosp Rev First Mtg Ser A Rfdg
                                     (MBIA Insd)                          7.500   07/01/25     1,652,898     1,271,460     2,924,358
                                                                                          ------------------------------------------
                                                                                               1,652,898     2,796,628     4,449,526
                                                                                          ------------------------------------------

                                     TEXAS 12.3%
   2,335                     2,335   Beaumont, TX Wtrwks & Swr Sys
                                     (FGIC Insd)                          6.250   09/01/14     2,697,976                   2,697,976
   2,000                     2,000   Brazos Cnty, TX Hlth Fac Dev
                                     Oblig Grp                            5.375   01/01/32     2,060,600                   2,060,600
   1,190          790        1,980   Brazos River Auth TX Pollutn Ctl
                                     Rev Adj TXU Elec Co Proj Ser C Rfdg
                                     (AMT) (b)                            5.750   05/01/36     1,287,402       854,661     2,142,063
                  930          930   Brownsville, TX Util Sys Rev
                                     (Escrowed to Maturity)               7.375   01/01/10                   1,053,941     1,053,941
                1,515        1,515   Cameron Cnty, TX Ctf Oblig
                                     (AMBAC Insd) (a)                     5.750   02/15/16                   1,690,831     1,690,831
                3,000        3,000   Dallas-Fort Worth, TX Intl Arpt Rev
                                     Jt Ser A Impt & Rfdg (AMT)
                                     (FGIC Insd)                          5.500   11/01/31                   3,171,840     3,171,840
                2,945        2,945   Houston, TX Arpt Sys Rev (Escrowed
                                     to Maturity)                         9.500   07/01/10                   3,545,486     3,545,486
   5,000                     5,000   Houston, TX Util Sys Rev Comb First
                                     Lien Ser A Rfdg (FSA Insd)           5.250   05/15/20     5,552,350                   5,552,350
   1,000        1,000        2,000   Mesquite, TX Hlth Fac Dev Corp
                                     Retirement Fac Christian Care Ctr
                                     Ser A                                7.625   02/15/28     1,053,440     1,053,440     2,106,880
   1,500                     1,500   Metropolitan Hlth Fac Dev Corp TX
                                      Wilson N Jones Mem Hosp Proj        7.250   01/01/31     1,504,005                   1,504,005
                3,000        3,000   Prosper,TX Indpt Sch Dist (PSF Gtd)  5.500   08/15/33                   3,240,690     3,240,690
                2,000        2,000   San Antonio, TX Elec & Gas Sys Rfdg  5.375   02/01/16                   2,223,160     2,223,160
                1,990        1,990   Stafford, TX Econ Dev Corp (FGIC
                                     Insd) (a)                            6.000   09/01/19                   2,396,458     2,396,458
   2,000        1,510        3,510   Texas St Wtr Fin Assistance          5.500   08/01/35     2,178,240     1,644,571     3,822,811
                                                                                          ------------------------------------------
                                                                                              16,334,013    20,875,078    37,209,091
                                                                                          ------------------------------------------

                                     UTAH 0.0%
      50                        50   Utah St Hsg Fin Agy Single Family
                                     Mtg Sr Issue Ser B-2 (AMT)
                                     (FHA/VA Gtd)                         6.500   07/01/15        50,133                      50,133
                                                                                          ------------------------------------------

                                     VIRGINIA 3.0%
   2,000                     2,000   Fairfax Cnty, VA Ctf Partn           5.300   04/15/23     2,183,680                   2,183,680
   1,500                     1,500   Henrico Cnty, VA Indl Dev Auth Pub
                                     Fac Lease Rev Henrico Cnty Regl
                                     Jail Proj (Prerefunded @ 08/01/05)   6.500   08/01/10     1,562,820                   1,562,820
   1,380                     1,380   Richmond, VA Indl Dev Auth Govt Fac
                                     Rev Bds (AMBAC Insd) (a)             5.000   07/15/14     1,537,513                   1,537,513
                1,595        1,595   Richmond, VA Indl Dev Auth Govt Fac
                                     Rev Bds (AMBAC Insd) (a)             5.000   07/15/16                   1,784,789     1,784,789
   1,715                     1,715   Richmond, VA Indl Dev Auth Govt Fac
                                     Rev Bds (AMBAC Insd) (a)             5.000   07/15/17     1,916,770                   1,916,770
                                                                                          ------------------------------------------
                                                                                               7,200,783     1,784,789     8,985,572
                                                                                          ------------------------------------------

                                     WASHINGTON 1.8%
                1,280        1,280   Pierce Cnty, WA Sch Dist No. 343
                                     Dieringer Impt & Rfdg (FSA Insd)     5.000   12/01/20                   1,383,475     1,383,475
     700                       700   Quinault Indian Nation, WA Quinaul
                                     Beach Ser A Rfdg & Impt (ACA Insd)   5.800   12/01/15       749,497                     749,497
   3,000                     3,000   Spokane, WA Pub Fac Dist Hotel
                                     Motel & Sales Use Tax (MBIA Insd)    5.250   09/01/33     3,197,220                   3,197,220
                                                                                          ------------------------------------------
                                                                                               3,946,717     1,383,475     5,330,192
                                                                                          ------------------------------------------

                                     WEST VIRGINIA 1.5%
     500                       500   Harrison Cnty, WV Cnty Cmnty Solid
                                     Waste Disp Rev West PA Pwr Co Ser C
                                     (AMT) (AMBAC Insd)                   6.750   08/01/24       511,600                     511,600
   3,750                     3,750   West Virginia Univ Rev Impt Univ
                                     Proj Ser C (FGIC Insd)               5.000   10/01/34     3,923,888                   3,923,888
                                                                                          ------------------------------------------
                                                                                               4,435,488                   4,435,488
                                                                                          ------------------------------------------

                                     WISCONSIN 1.8%
                2,500        2,500   Milwaukee, WI Redev Auth Rev
                                     Milwaukee Pub Schs (AMBAC Insd)      5.125   08/01/21                   2,706,225     2,706,225

               VAN KAPEN MUNICIPAL OPPORTUNITIES TRUST II (VOT) -
              VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II (VKI)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                JANUARY 31, 2005
                                   (UNAUDITED)

                            VKI-
   VOT         VKI       PROFORMA                                                                                           VKI-
PAR AMOUNT  PAR AMOUNT  PAR AMOUNT                                                             VOT           VKI         PROFORMA
  (000)       (000)        (000)    DESCRIPTION                          COUPON  MATURITY  MARKET VALUE  MARKET VALUE  MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   2,490                    2,490   Wisconsin St Hlth & Ed Fac Auth Rev
                                    Bellin Mem Hosp (AMBAC Insd)         6.625   02/15/08     2,679,663                   2,679,663
                                                                                         ------------------------------------------
                                                                                              2,679,663     2,706,225     5,385,888
                                                                                         ------------------------------------------

PUERTO RICO 5.9%
   8,000       6,000       14,000   Puerto Rico Comwlth Hwy & Trans
                                    Auth Hwy Rev Ser Y Rfdg (FSA Insd)
                                    (b) (c)                              6.250   07/01/21    10,223,760     7,667,820    17,891,580
                                                                                         ------------------------------------------

TOTAL LONG-TERM INVESTMENTS 162.4%
     (Cost $457,665,853)                                                                    290,899,263   201,258,993   492,158,256

TOTAL SHORT-TERM INVESTMENTS 1.5%
     (Cost $4,600,000)                                                                          800,000     3,800,000     4,600,000
                                                                                         ------------------------------------------
TOTAL INVESTMENTS 163.9%
     (Cost $462,265,853)                                                                    291,699,263   205,058,993   496,758,256

OTHER ASSETS IN EXCESS OF LIABILITIES 0.5%                                                    3,069,816    (1,806,682)    1,263,134

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS) (64.4%)                                 (115,020,637)  (80,024,143) (195,044,780)
                                                                                         ------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES 100.0%                                              $179,748,442  $123,228,168  $302,976,610
                                                                                         ==========================================

                    Percentages are calculated as a percentage of net assets applicable to common shares.

        *           Zero coupon bond

       (a)          The Trust owns 100% of the bond issuance.

       (b)          Security converts to a fixed coupon rate at a predetermined date.

       (c)          All or a portion of these securities have been physically segregated in connection with open futures contracts.

       (d)          144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

       (e)          Securities purchased on a when-issued or delayed delivery basis.

       (f)          This security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.5% of net assets applicable to common shares.

ACA            - American Capital Access Insurance Co.
AMBAC          - AMBAC Indemnity Corp.
AMT            - Alternative Minimum Tax
Connie Lee     - Connie Lee Insurance Co.
FGIC           - Financial Guaranty Insurance Co.
FHA/VA         - Federal Housing Administration/Department of Veterans Affairs
FSA            - Financial Security Assurance Inc.
GNMA           - Government National Mortgage Association
MBIA           - Municipal Bond Investors Assurance Corp.
PSF            - Public School Fund
Radian         - Radian Asset Assurance
XLCA           - XL Capital Assurance Inc.

Future contracts outstanding as of January 31, 2005:

                                                                                                                    Unrealized
                                                                                                                   Appreciation/
Short Contracts:                                                                                     Contracts     Depreciation
     U.S. Treasury Notes 10-Year Futures March 05 (Current Notional Value $112,266 per contract)           178      $ (242,681)

     U.S. Treasury Notes 5-Year Futures March 05 (Current Notional Value $109,250 per contract)            943        (314,317)
                                                                                                        ------      ----------
                                                                                                         1,121      $ (556,998)
                                                                                                        ======      ==========

                 VAN KAMPEN VALUE MUNICIPAL INCOME TRUST (VKV) -
              VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II (VKI)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                JANUARY 31, 2005
                                   (UNAUDITED)


                         VKI-
   VKV         VKI     PROFORMA                                                                                             VKI-
PAR AMOUNT PAR AMOUNT PAR AMOUNT                                                               VKV            VKI        PROFORMA
  (000)       (000)     (000)    DESCRIPTION                             COUPON   MATURITY MARKET VALUE  MARKET VALUE  MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                 Municipal Bonds 158.8%
                                 ALASKA   0.2%
           $ 1,000      $ 1,000  Alaska St Hsg Fin Corp Gen Hsg
                                 Ser A (FGIC Insd)                          5.250 12/01/41  $           $  1,065,960  $  1,065,960
                                                                                           ----------------------------------------

                                 ALABAMA 2.2%
 $ 1,000                  1,000  Birmingham Baptist Med Ctr AL
                                 Baptist Hlth Sys Ser A                     5.875 11/15/24    1,066,150                   1,066,150
   5,000                  5,000  Birmingham Baptist Med Ctr AL Spl
                                 Care Fac Fin Auth Rev (MBIA Insd)          5.750 11/15/10    5,361,950                   5,361,950
   4,000                  4,000  Jefferson Cnty, AL Ltd Oblig Sch Wt
                                 Ser A                                      5.250 01/01/23    4,300,320                   4,300,320
       4                      4  Mobile, AL Indl Dev Brd Solid Waste
                                 Disp Rev Mobile Energy Svc Co Proj
                                 Rfdg                                       6.950 01/01/20           22                          22
                                                                                           ----------------------------------------
                                                                                             10,728,442                  10,728,442
                                                                                           ----------------------------------------

                                 ARIZONA   4.3%
   5,000                  5,000  Arizona Sch Fac Brd Ctfs Ser B (FSA
                                 Insd)                                      5.250 09/01/19    5,592,550                   5,592,550
              3,000       3,000  Arizona St Transn Brd Hwy Rev Ser B        5.250 07/01/19                  3,328,260     3,328,260
   5,250                  5,250  Arizona Tourism & Sports Auth Tax
                                 Rev Multipurpose Stad Fac Ser A
                                 (MBIA Insd)                                5.375 07/01/23    5,885,302                   5,885,302
              2,000       2,000  Phoenix, AZ Civic Impt Corp Arpt
                                 Rev Jr Lien (AMT) (FGIC Insd)              5.375 07/01/29                  2,039,760     2,039,760
   2,280        765       3,045  Pima Cnty, AZ Indl Dev Auth Indl
                                 Rev Lease Oblig Irvington Proj
                                 Tucson Ser A Rfdg (FSA Insd)              7.250 07/15/10    2,383,512       799,731     3,183,243
              1,300       1,300  Tempe, AZ Excise Tax Rev Rfdg              5.250 07/01/18                  1,447,927     1,447,927
                                                                                           ----------------------------------------
                                                                                             13,861,364     7,615,678    21,477,042
                                                                                           ----------------------------------------

                                 ARKANSAS   0.7%
   1,930                  1,930  Arkansas St Cap Apprec College Svg             * 06/01/16    1,209,782                   1,209,782
   2,305                  2,305  Arkansas St Dev Fin Auth Rev St Agy
                                 Fac Donaghey Plaza Proj (FSA Insd)         5.000 06/01/34    2,408,886                   2,408,886
                                                                                           ----------------------------------------
                                                                                              3,618,668                   3,618,668
                                                                                           ----------------------------------------

                                 CALIFORNIA   19.9%
   6,215                  6,215  ABC, CA Uni Sch Dist Cap Apprec
                                 (FGIC Insd)                                    * 08/01/34    1,404,776                   1,404,776
              6,000       6,000  Anaheim, CA Pub Fin Auth Lease Rev
                                 Cap Apprec Pub Impt Proj Ser C (FSA
                                 Insd)                                          * 09/01/19                  3,097,680     3,097,680
              5,000       5,000  Anaheim, CA Pub Fin Auth Lease Rev
                                 Cap Apprec Pub Impt Proj Ser C (FSA
                                 Insd)                                          * 09/01/32                  1,234,800     1,234,800
              2,095       2,095  Bay Area Govt Assn CA Rev Tax Alloc
                                 CA Redev Pool Ser A (XLCA Insd)            5.250 09/01/35                  2,237,167     2,237,167
       8                      8  California Rural Home Mtg Fin Auth
                                 Single Family Mtg Rev Ser B (AMT)
                                 (GNMA Collateralized)                      7.750 09/01/26        7,544                       7,544
              1,000       1,000  California St (AMBAC Insd)                 5.125 10/01/27                  1,057,450     1,057,450
  10,000                 10,000  California St (MBIA Insd)                  5.500 03/01/17   11,111,200                  11,111,200
   3,000                  3,000  California St Dept Wtr Res Ser A           5.875 05/01/16    3,428,250                   3,428,250
              2,800       2,800  California St Dept Wtr Res Pwr
                                 Ser A (AMBAC Insd)                         5.500 05/01/16                  3,177,468     3,177,468
   5,000                  5,000  California St Pub Wks Brd Dept Gen
                                 Svc Cap East End A (AMBAC Insd)            5.125 12/01/21    5,390,500                   5,390,500
   2,000      2,000       4,000  California St Pub Wks Brd Lease Rev
                                 Dept of Corrections St Prisons
                                 Ser A Rfdg (AMBAC Insd) (b)                5.000 12/01/19    2,210,680     2,210,680     4,421,360
   6,000                  6,000  California St Pub Wks Brd Lease Rev
                                 Dept of Corrections St Prisons
                                 Ser A Rfdg (AMBAC Insd)                    5.250 12/01/13    6,844,500                   6,844,500
              2,500       2,500  California St Pub Wks Brd Lease Rev
                                 Dept of Mental Hlth Coalinga Ser A         5.000 06/01/24                  2,614,625     2,614,625
   5,000                  5,000  California St Rfdg                         5.000 02/01/19    5,323,050                   5,323,050
   2,000                  2,000  Florin, CA Res Consv Dist Cap Impt
                                 Elk Grove Wtr Svc Ser A (MBIA Insd)        5.000 09/01/33    2,091,000                   2,091,000
  30,000                 30,000  Foothill/Eastern Corridor Agy CA
                                 Toll Rd Rev Ser A Rfdg                         * 01/15/22   11,384,700                  11,384,700

                 VAN KAMPEN VALUE MUNICIPAL INCOME TRUST (VKV) -
              VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II (VKI)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                JANUARY 31, 2005
                                   (UNAUDITED)


                         VKI-
   VKV         VKI     PROFORMA                                                                                             VKI-
PAR AMOUNT PAR AMOUNT PAR AMOUNT                                                               VKV            VKI        PROFORMA
  (000)       (000)     (000)    DESCRIPTION                             COUPON   MATURITY MARKET VALUE  MARKET VALUE  MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
   1,000                  1,000  Foothill/Eastern Corridor Agy CA
                                 Toll Rd Rev Sr Lien Ser A
                                 (Prerefunded @ 01/01/07)                   6.500 01/01/32    1,078,580                   1,078,580
   3,350                  3,350  Imperial Irr Dist CA Ctf Part Elec
                                 Sys Proj (FSA Insd) (c)                    5.250 11/01/19    3,709,823                   3,709,823
              3,950       3,950  Los Angeles, CA Dept Wtr & Pwr
                                 Ser A (FGIC Insd)                          5.125 07/01/40                  4,123,049     4,123,049
   5,500                  5,500  Port Oakland, CA Ser L (AMT) (FGIC
                                 Insd)                                      5.000 11/01/32    5,637,005                   5,637,005
   9,000                  9,000  Riverside Cnty, CA Asset Leasing
                                 Corp Leasehold Rev Riverside Cnty
                                 Hosp Proj (MBIA Insd)                          * 06/01/21    4,237,740                   4,237,740
   5,700                  5,700  Sacramento, CA City Fin Auth Rev
                                 Comb Proj B (MBIA Insd)                        * 11/01/15    3,626,112                   3,626,112
             13,880      13,880  San Joaquin Hills, CA Transn
                                 Corridor Agy Toll Rd Rev Cap Apprec
                                 Ser A Rfdg (MBIA Insd)                         * 01/15/28                  4,422,446     4,422,446
  10,225                 10,225  Santa Ana, CA Uni Sch Dist Ctf Part
                                 Cap Apprec Fin Proj (FSA Insd)                 * 04/01/32    2,539,788                   2,539,788
   5,755                  5,755  Southwestern Cmnty College Cap
                                 Apprec Election 2000 (FGIC Insd)               * 08/01/29    1,689,783                   1,689,783
              2,720       2,720  Washington, CA Uni Sch Dist Yolo
                                 Cnty Election 2004 Ser A (FGIC
                                 Insd)(c)                                   5.250 08/01/19                  3,025,701     3,025,701
                                                                                           ----------------------------------------
                                                                                             71,715,031    27,201,066    98,916,097
                                                                                           ----------------------------------------

                                 COLORADO   6.3%
   4,340                  4,340  Adams & Arapahoe Cntys, CO Jt Sch
                                 Dist Ser A (FSA Insd)                      5.250 12/01/18    4,845,133                   4,845,133
   4,290                  4,290  Adams & Arapahoe Cntys, CO Jt Sch
                                 Dist Ser C (Prerefunded @ 12/01/06)
                                 (MBIA Insd)                                5.750 12/01/08    4,630,497                   4,630,497
   3,000      1,000       4,000  Arapahoe Cnty, CO Cap Impt Tr Fd
                                 Rev E-470 Proj (Prerefunded @
                                 Hwy 08/31/05) (a)                          7.000 08/31/26    3,174,300     1,058,100     4,232,400
   1,000                  1,000  Arapahoe Cnty, CO Cap Impt Tr Fd
                                 Hwy Rev E-470 Proj Ser B
                                 (Prerefunded @ 08/31/05) (a)               6.950 08/31/20    1,057,820                   1,057,820
   9,000      5,000      14,000  Arapahoe Cnty, CO Cap Impt Tr Fd
                                 Hwy Rev E-470 Proj Ser C
                                 (Prerefunded @ 08/31/05)                       * 08/31/26    1,855,440     1,030,800     2,886,240
              1,475       1,475  Colorado Ed & Cultural Fac Auth Rev
                                 Charter Sch Proj Impt & Rfdg (XLCA
                                 Insd)                                      5.250 08/15/19                  1,631,704     1,631,704
   2,000                  2,000  Colorado Hlth Fac Auth Rev Catholic
                                 Hlth Initiatives Ser A (Escrowed to
                                 Maturity)                                  5.500 03/01/32    2,261,240                   2,261,240
              1,000       1,000  Colorado Hlth Fac Auth Rev Hosp
                                 Portercare Adventist Hlth                  6.500 11/15/31                  1,111,170     1,111,170
                165         165  Colorado Hsg Fin Auth Single Family
                                 Pgm Sr Ser A2 (AMT)                        7.250 05/01/27                    166,685       166,685
                109         109  Colorado Hsg Fin Auth Single Family
                                 Pgm Sr Ser B1 (AMT)                        7.650 11/01/26                    110,184       110,184
   6,495                  6,495  Colorado Springs, CO Utils Rev
                                 (Escrowed to Maturity)                     6.600 11/15/18    8,231,308                   8,231,308
                                                                                           ----------------------------------------
                                                                                             26,055,738     5,108,643    31,164,381
                                                                                           ----------------------------------------

                                 CONNECTICUT   1.5%
   5,000                  5,000  Connecticut St Ser C (FGIC Insd)(b)        5.000 04/01/22    5,418,200                   5,418,200
              1,010       1,010  Mashantucket Western Pequot Tribe
                                 CT Spl Rev Ser A, 144-A Private
                                 Placement (d)                              6.400 09/01/11                  1,072,923     1,072,923
                990         990  Mashantucket Western Pequot Tribe
                                 CT Spl Rev Ser A, 144-A Private
                                 Placement (Prerefunded @ 09/01/07)
                                 (d)                                        6.400 09/01/11                  1,085,050     1,085,050
                                                                                           ----------------------------------------
                                                                                              5,418,200     2,157,973     7,576,173
                                                                                           ----------------------------------------

                                                                                           ----------------------------------------

                                 DISTRICT OF COLUMBIA   1.1%
   5,000                  5,000  Metropolitan Washington DC Arpt
                                 Auth Sys Ser A (AMT) (FGIC Insd)           5.250 10/01/32    5,220,150                   5,220,150
                                                                                           ----------------------------------------

                                 FLORIDA   7.5%
   2,500                  2,500  Dade Cnty, FL Wtr & Swr Sys Rev
                                 (FGIC Insd)                                5.250 10/01/21    2,672,100                   2,672,100
   5,000                  5,000  Escambia Cnty, FL Hlth Fac Auth
                                 Rev (AMBAC Insd)                           5.950 07/01/20    5,087,700                   5,087,700

                 VAN KAMPEN VALUE MUNICIPAL INCOME TRUST (VKV) -
              VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II (VKI)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                JANUARY 31, 2005
                                   (UNAUDITED)

                          VKI-
   VKV         VKI     PROFORMA                                                                                            VKI-
PAR AMOUNT PAR AMOUNT PAR AMOUNT                                                               VKV            VKI        PROFORMA
  (000)       (000)     (000)    DESCRIPTION                             COUPON   MATURITY MARKET VALUE  MARKET VALUE  MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
   3,980                  3,980  Jacksonville, FL Port Auth (AMT)
                                 (MBIA Insd)                                5.700 11/01/30    4,373,741                   4,373,741
   2,780                  2,780  Jacksonville, FL Port Auth
                                 (Prerefunded @ 11/01/10) (AMT)
                                 (MBIA Insd)                                5.700 11/01/30    3,135,673                   3,135,673
              3,000       3,000  Lake Cnty, FL Sch Brd Ctf Part
                                 (AMBAC Insd)                               5.375 07/01/17                  3,352,080     3,352,080
  11,500                 11,500  Miami-Dade Cnty, FL Aviation Rev
                                 Miami Intl Arpt (AMT) (FGIC Insd)          5.375 10/01/32   12,128,130                  12,128,130
              5,000       5,000  Ocoee, FL Wtr & Swr Sys Rev Impt &
                                 Rfdg (AMBAC Insd)                          5.125 10/01/33                  5,289,950     5,289,950
     995                    995  Pinellas Cnty, FL Hsg Fin Auth
                                 Single Family Mtg Rev Multi Cnty
                                 Pgm Ser A (AMT) (GNMA
                                 Collateralized)                            6.700 02/01/28    1,015,636                   1,015,636
                                                                                           ----------------------------------------
                                                                                             28,412,980     8,642,030    37,055,010
                                                                                           ----------------------------------------

                                 GEORGIA   4.6%
              2,000       2,000  Atlanta, GA Wtr & Wastewtr Rev (FSA
                                 Insd)                                      5.000 11/01/21                  2,174,360     2,174,360
   5,000                  5,000  Georgia Muni Elec Auth Pwr Rev
                                 Ser B (Escrowed to Maturity) (FGIC
                                 Insd)                                      5.700 01/01/19    5,926,150                   5,926,150
              2,000       2,000  Georgia St Rd & Twy Auth Rev               5.000 10/01/19                  2,186,060     2,186,060
   2,700                  2,700  Marietta, GA Dev Auth Rev First Mtg
                                 Life College Ser B (FSA Insd) (c)          5.375 09/01/09    2,797,524                   2,797,524
   2,205                  2,205  Municipal Elec Auth GA Comb Cycle
                                 Proj Ser A (MBIA Insd)                     5.000 11/01/20    2,394,123                   2,394,123
   4,995      1,745       6,740  Municipal Elec Auth GA Comb Turbine
                                 Proj Ser A (MBIA Insd)                     5.250 11/01/20    5,540,654     1,935,624     7,476,278
       5                      5  Municipal Elec Auth GA Comb Turbine
                                 Proj Ser A (Prerefunded @ 11/01/12)
                                 (MBIA Insd)                                5.250 11/01/20        5,657                       5,657
                                                                                           ----------------------------------------
                                                                                             16,664,108     6,296,044    22,960,152
                                                                                           ----------------------------------------

                                 HAWAII   2.3%
  10,430                 10,430  Hawaii St Dept Budget & Fin Spl
                                 Purp Rev Hawaiian Elec Co Inc Ser A
                                 (AMT) (MBIA Insd)                          5.650 10/01/27   11,405,205                  11,405,205
                                                                                           ----------------------------------------

                                 ILLINOIS   7.6%
              1,710       1,710  Bolingbrook, IL Cap Apprec Ser C
                                 Rfdg (MBIA Insd) (c)                           * 01/01/29                    522,405       522,405
              5,400       5,400  Chicago, IL Brd of Ed Cap Apprec
                                 Sch Reform Ser B-1 (FGIC Insd)                 * 12/01/28                  1,667,358     1,667,358
   3,500                  3,500  Chicago, IL Cap Apprec (Prerefunded
                                 @ 07/01/05) (AMBAC Insd)                        * 01/01/17    1,670,375                   1,670,375
   6,000                  6,000  Chicago, IL Lakefront Millenium Pkg
                                 Fac (MBIA Insd) (e)                      0/5.750 01/01/29    6,076,200                   6,076,200
   3,180                  3,180  Illinois Hlth Fac Auth Rev
                                 Children's Mem Hosp (MBIA Insd)            6.250 08/15/13    3,729,599                   3,729,599
   1,485                  1,485  Illinois Hlth Fac Auth Rev
                                 Evangelical Hosp Ser A Rfdg (FSA
                                 Insd)                                      6.750 04/15/17    1,832,698                   1,832,698
     825                    825  Illinois Hlth Fac Auth Rev
                                 Evangelical Hosp Ser C (FSA Insd)          6.750 04/15/17    1,018,166                   1,018,166
   1,000                  1,000  Illinois Hlth Fac Auth Rev Highland
                                 Park Hosp Proj Ser A (Prerefunded @
                                 10/01/07) (MBIA Insd)                      5.750 10/01/17    1,101,600                   1,101,600
   2,070                  2,070  Northern IL Univ Ctf Part Hoffman
                                 Estates Ctr Proj (FSA Insd)                5.400 09/01/16    2,341,418                   2,341,418
   5,000                  5,000  Regional Trans Auth IL Ser A (AMBAC
                                 Insd)                                      8.000 06/01/17    6,994,600                   6,994,600
  10,000                 10,000  Will Cnty, IL Sch Dist No 122 Ser B
                                 Rfdg (FGIC Insd)                           5.250 11/01/20   11,042,200                  11,042,200
                                                                                           ----------------------------------------
                                                                                             35,806,856     2,189,763    37,996,619
                                                                                           ----------------------------------------

                                 INDIANA   0.3%
   1,500                  1,500  Indiana St Dev Fin Auth Rev Exempt
                                 Fac Conv Rfdg (AMT)                        5.950 08/01/30                  1,542,270     1,542,270
                                                                                           ----------------------------------------

                                 KANSAS  1.6%
   3,430                  3,430  Kansas St Dev Fin Auth Rev KS Proj
                                 Ser N (AMBAC Insd) (c)                     5.250 10/01/20    3,770,359                   3,770,359

                 VAN KAMPEN VALUE MUNICIPAL INCOME TRUST (VKV) -
              VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II (VKI)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                JANUARY 31, 2005
                                   (UNAUDITED)


                         VKI-
   VKV         VKI     PROFORMA                                                                                             VKI-
PAR AMOUNT PAR AMOUNT PAR AMOUNT                                                               VKV            VKI        PROFORMA
  (000)       (000)     (000)    DESCRIPTION                             COUPON   MATURITY MARKET VALUE  MARKET VALUE  MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
   3,615                  3,615  Kansas St Dev Fin Auth Rev KS Proj
                                 Ser N (AMBAC Insd) (c)                     5.250 10/01/21    3,957,594                   3,957,594
                                                                                           ----------------------------------------
                                                                                              7,727,953                   7,727,953
                                                                                           ----------------------------------------

                                 KENTUCKY   0.1%
     500                    500  Mount Sterling, KY Lease Rev KY
                                 League Cities Fdg Ser B                    6.100 03/01/18      601,420                     601,420
                                                                                           ----------------------------------------

                                 LOUISIANA   6.2%
   5,000                  5,000  Lafayette, LA Util Rev (MBIA Insd)         5.250 11/01/21    5,583,650                   5,583,650
   5,970                  5,970  Louisiana Loc Govt Environment
                                 Southeastn LA Student Hsg A (MBIA
                                 Insd) (c)                                  5.250 08/01/24    6,572,373                   6,572,373
              1,400       1,400  Louisiana Pub Fac Auth Rev Hlth Fac
                                 Glen Retirement Ser A                      6.700 12/01/25                  1,449,476     1,449,476
   8,065                  8,065  Louisiana St Office Fac Corp LA St
                                 Cap Complex Pgm (MBIA Insd) (c)            5.000 11/01/20    8,688,989                   8,688,989
              2,000       2,000  New Orleans, LA Rfdg (FGIC Insd)           5.500 12/01/21                  2,366,180     2,366,180
   6,000                  6,000  Saint Charles Parish, LA Solid
                                 Waste Disp Rev LA Pwr & Lt Co Proj
                                 (AMT) (FSA Insd) (b)                       7.050 04/01/22    6,020,520                   6,020,520
                                                                                           ----------------------------------------
                                                                                             26,865,532     3,815,656    30,681,188
                                                                                           ----------------------------------------

                                 MARYLAND   2.2%
   5,000                  5,000  Maryland St Econ Dev Corp MD
                                 Aviation Admin Fac (AMT) (FSA Insd)        5.375 06/01/20    5,465,450                   5,465,450
              1,000       1,000  Maryland St Econ Dev Corp Univ MD
                                 College Pk Proj                            5.625 06/01/35                  1,038,570     1,038,570
   4,000                  4,000  Maryland St Trans Auth Arpt
                                 Baltimore/WA Intl Arpt B (AMT)
                                 (AMBAC Insd)                               5.125 03/01/24    4,237,400                   4,237,400
                                                                                           ----------------------------------------
                                                                                              9,702,850     1,038,570    10,741,420
                                                                                           ----------------------------------------

                                 MASSACHUSETTS  4.3%
   2,500                  2,500  Massachusetts Bay Trans Auth Ser A         5.000 07/01/32    2,597,975                   2,597,975
              1,200       1,200  Massachusetts Bay Tran Auth MA Gen
                                 Tran Sys Ser A Rfdg                        6.250 03/01/12                  1,419,024     1,419,024
              1,000       1,000  Massachusetts St Hlth & Ed Fac Auth
                                 Rev Saint Mem Med Ctr Ser A                6.000 10/01/23                  1,006,840     1,006,840
   1,750                  1,750  Massachusetts St Hlth & Ed Fac Auth
                                 Rev Hlthcare Sys Covenant Hlth             6.000 07/01/31    1,869,963                   1,869,963
     925                    925  Massachusetts St Indl Fin Agy Wtr
                                 Treatment American Hingham (AMT)           6.900 12/01/29      973,590                     973,590
     925                    925  Massachusetts St Indl Fin Agy Wtr
                                 Treatment American Hingham (AMT)           6.950 12/01/35      974,016                     974,016
   5,000                  5,000  Massachusetts St Wtr Pollutn
                                 Abatement Tr Pool Pgm Bds Ser 10           5.000 08/01/21    5,443,500                   5,443,500
              7,050       7,050  Massachusetts St Wtr Res Auth Gen
                                 Ser J (FSA Insd)                           5.000 08/01/32                  7,333,692     7,333,692
                                                                                           ----------------------------------------
                                                                                             11,859,044     9,759,556    21,618,600
                                                                                           ----------------------------------------

                                 MICHIGAN   5.0%
   5,000      2,000       7,000  Detroit, MI Downtown Dev Auth Tax
                                 Increment Rev Dev Area No. 1 Proj
                                 Ser C1 (Prerefunded @ 07/01/06)            6.250 07/01/25    5,367,850     2,147,140     7,514,990
   3,185                  3,185  Detroit, MI Wtr Supply Sys Rev Sr
                                 Lien Ser A (MBIA Insd) (c)                 5.250 07/01/20    3,535,732                   3,535,732
              2,790       2,790  Detroit, MI Wtr Supply Sys Rev Sr
                                 Lien Ser C Rfdg (MBIA Insd) (c)            5.250 07/01/19                  3,102,145     3,102,145
              2,000       2,000  Grand Rapids, MI Wtr Supply (FGIC
                                 Insd)                                      5.750 01/01/15                  2,271,700     2,271,700
              2,075       2,075  South Lyon, MI Cmnty Sch Bldg &
                                 Site (FGIC Insd)                           5.250 05/01/18                  2,304,184     2,304,184
              2,285       2,285  Taylor, MI Bldg Auth (AMBAC                6.000 03/01/13                  2,703,863     2,703,863
                                 Insd) (c)
   3,090                  3,090  Troy, MI Downtown Dev Auth Dev Rfdg
                                 (MBIA Insd)                                5.500 11/01/15    3,498,189                   3,498,189
                                                                                           ----------------------------------------
                                                                                             12,401,771    12,529,032    24,930,803
                                                                                           ----------------------------------------

                 VAN KAMPEN VALUE MUNICIPAL INCOME TRUST (VKV) -
              VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II (VKI)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                JANUARY 31, 2005
                                   (UNAUDITED)

                         VKI-
   VKV         VKI     PROFORMA                                                                                             VKI-
PAR AMOUNT PAR AMOUNT PAR AMOUNT                                                               VKV            VKI        PROFORMA
  (000)       (000)     (000)    DESCRIPTION                             COUPON   MATURITY MARKET VALUE  MARKET VALUE  MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                 MISSISSIPPI   1.2%
   2,000                  2,000  Mississippi Bus Fin Corp MS Pollutn
                                 Ctl Rev Sys Energy Res Inc Proj            5.875 04/01/22    2,006,220                   2,006,220
              3,000       3,000  Mississippi Bus Fin Corp MS Pollutn
                                 Ctl Rev Sys Energy Res Inc Proj
                                 Rfdg                                       5.900 05/01/22                  3,030,240     3,030,240
                840         840  Mississippi Home Corp Single Family
                                 Rev Mtg Ser C (AMT) (GNMA
                                 Collateralized)                            7.600 06/01/29                    872,432       872,432
                                                                                           ----------------------------------------
                                                                                              2,006,220     3,902,672     5,908,892
                                                                                           ----------------------------------------

                                 MISSOURI   3.2%
              2,000       2,000  Curators Univ MO Sys Fac Rev Ser B
                                 Rfdg (c)                                   5.000 11/01/20                  2,171,540     2,171,540
   2,195                  2,195  Missouri St Hlth & Ed Fac Rev Univ
                                 MO Columbia Arena Proj (c)                 5.000 11/01/16    2,398,191                   2,398,191
   4,000                  4,000  Platte Cnty, MO Indl Dev Auth Trans
                                 Rev                                        4.500 12/01/24    4,050,720                   4,050,720
              3,000       3,000  Platte Cnty, MO Neighborhood Impt
                                 Parkville Ser B (MBIA Insd) (f)            5.000 02/01/25                  3,184,260     3,184,260
              4,000       4,000  Saint Louis, MO Arpt Rev Arpt Dev
                                 Pgm Ser A (MBIA Insd)                      5.250 07/01/31                  4,232,800     4,232,800
                                                                                           ----------------------------------------
                                                                                              6,448,911     9,588,600    16,037,511
                                                                                           ----------------------------------------

                                 NEVADA   4.1%
   8,000                  8,000  Clark Cnty, NV Arpt Rev Sub Lien
                                 Ser A-2 (FGIC Insd)                        5.000 07/01/36    8,294,640                   8,294,640
   4,000      3,000       7,000  Clark Cnty, NV Indl Dev Rev
                                 Southwest Gas Corp Proj Ser A (AMT)
                                 (AMBAC Insd)                               5.250 07/01/34    4,196,720     3,147,540     7,344,260
              4,375       4,375  Las Vegas Valley, NV Wtr Dist Ser B
                                 Rfdg (MBIA Insd)                           5.000 06/01/27                  4,578,087     4,578,087
     375                    375  Nevada Hsg Div Single Family Pgm
                                 Mezz B (AMT) (FHA/VA Gtd)                  6.550 10/01/12      376,890                     376,890
                                                                                           ----------------------------------------
                                                                                             12,868,250     7,725,627    20,593,877
                                                                                           ----------------------------------------

                                 NEW HAMPSHIRE   0.7%
              1,000       1,000  New Hampshire Hlth & Ed Fac Auth
                                 Rev Derryfield Sch                         7.000 07/01/30                  1,040,300     1,040,300
              1,400       1,400  New Hampshire Hlth & Ed Fac
                                 Hlthcare Sys Covenant Hlth                 5.500 07/01/34                  1,456,588     1,456,588
              1,000       1,000  New Hampshire St Bus Fin Auth Wtr
                                 Fac Rev Pennichuck Wtrwks Inc (AMT)
                                 (AMBAC Insd)                               6.300 05/01/22                  1,093,500     1,093,500
                                                                                           ----------------------------------------
                                                                                                            3,590,388     3,590,388
                                                                                           ----------------------------------------

                                 NEW JERSEY   9.0%
   5,000                  5,000  Essex Cnty, NJ Impt Auth Rev Cnty
                                 Gtd Proj Consldtn Rfdg (MBIA Insd)         5.125 10/01/20    5,491,200                   5,491,200
   1,400        500       1,900  New Jersey Econ Dev Auth Rev
                                 Cigarette Tax                              5.750 06/15/29    1,487,948       531,410     2,019,358
              2,210       2,210  New Jersey Econ Dev Auth Wtr Fac
                                 Rev NJ American Wtr Co Inc Ser B
                                 (AMT) (FGIC Insd)                          5.375 05/01/32                  2,337,539     2,337,539
   4,350                  4,350  New Jersey Econ Dev Wtr NJ Amern
                                 Wtr Co Inc Ser A (AMT) (FGIC Insd)         5.250 07/01/38    4,491,419                   4,491,419
              1,000       1,000  New Jersey Hlthcare Fac Fin Auth
                                 Rev Cap Hlth Sys Oblig Grp Ser A           5.375 07/01/33                  1,037,280     1,037,280
   1,695                  1,695  New Jersey Hlthcare Fac Fin Auth
                                 Rev Gen Hosp Ctr at Passaic
                                 (Escrowed to Maturity) (FSA Insd)          6.000 07/01/06    1,748,342                   1,748,342
   2,500                  2,500  New Jersey Hlthcare Fac Fin Auth
                                 Rev Gen Hosp Ctr at Passaic
                                 (Escrowed to Maturity) (FSA Insd)          6.750 07/01/19    3,212,450                   3,212,450
  10,000                 10,000  New Jersey St Ed Fac Auth Higher Ed
                                 Cap Impt Ser A (AMBAC Insd)                5.250 09/01/20   11,084,100                  11,084,100
   3,830                  3,830  New Jersey St Trans Tr Fd Auth
                                 Trans Sys Ser A (FGIC Insd)                5.250 06/15/19    4,369,034                   4,369,034
              2,000       2,000  New Jersey St Tpk Auth Tpk Rev Ser
                                 C-1 (AMBAC Insd)                           5.000 01/01/35                  2,077,900     2,077,900
   6,750                  6,750  Salem Cnty, NJ Indl Pollutn Ctl Fin
                                 Auth Rev Pollutn Ctl Pub Svc Elec &
                                 Gas Ser A (AMT) (MBIA Insd)                5.450 02/01/32    6,821,685                   6,821,685
                                                                                           ----------------------------------------
                                                                                             38,706,178     5,984,129    44,690,307
                                                                                           ----------------------------------------

                 VAN KAMPEN VALUE MUNICIPAL INCOME TRUST (VKV) -
              VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II (VKI)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                JANUARY 31, 2005
                                   (UNAUDITED)


                         VKI-
   VKV         VKI     PROFORMA                                                                                            VKI-
PAR AMOUNT PAR AMOUNT PAR AMOUNT                                                               VKV            VKI        PROFORMA
  (000)       (000)     (000)    DESCRIPTION                             COUPON   MATURITY MARKET VALUE  MARKET VALUE  MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                 NEW MEXICO   0.3%
              1,500       1,500  Jicarilla, NM Apache Nation Rev Adj
                                 Ser A (Acquired 10/23/03, Cost
                                 $1,514,910) (g)                            5.000 09/01/18                  1,576,290     1,576,290
                                                                                           ----------------------------------------

                                 NEW YORK   15.9%
   7,000                  7,000  Metropolitan Trans Auth NY Ser A                             7,525,420                   7,525,420
                                 Rfdg (FGIC Insd)                           5.250 11/15/31
   3,500                  3,500  New York City Ser C                        5.500 08/01/13    3,943,135                   3,943,135
   7,500                  7,500  New York City Ser E (FSA Insd)             5.000 11/01/20    8,185,650                   8,185,650
              3,000       3,000  New York City Ser G (Prerefunded @                                         3,156,420     3,156,420
                                 02/01/06) (b)                              6.000 02/01/11
              5,000       5,000  New York City Ser H (MBIA Insd) (c)        5.250 03/15/14                  5,567,200     5,567,200
   6,000                  6,000  New York City Transitional Fin Auth
                                 Rev Future Tax Secd Ser A Rfdg (e)  5.500/14.000 11/01/26    6,735,960                   6,735,960
   8,240                  8,240  New York City Transitional Future
                                 Tax Secd Ser C Rfdg (AMBAC Insd)           5.250 08/01/18    9,161,067                   9,161,067
   7,575                  7,575  New York St Dorm Auth Rev City Univ
                                 Sys Con Ser A                              5.625 07/01/16    8,803,589                   8,803,589
   3,845                  3,845  New York St Dorm Auth Rev Secd Hosp
                                 Gen Hosp Rfdg                              5.750 02/15/20    4,336,007                   4,336,007
              2,175       2,175  New York St Med Care Fac Fin Agy
                                 Rev NY Downtown Hosp Ser A
                                 (Prerefunded @ 02/15/05)                   6.800 02/15/20                  2,222,545     2,222,545
              3,000       3,000  New York St Med Care Fac Fin Agy
                                 Rev NY Hosp Mtg Ser A (Prerefunded
                                 @ 02/15/05) (AMBAC Insd)                   6.200 08/15/05                  3,064,830     3,064,830
              3,000       3,000  New York St Med Care Fac Fin Agy
                                 Rev NY Hosp Mtg Ser A (Prerefunded
                                 @ 02/15/05) (AMBAC Insd)                   6.800 08/15/24                  3,065,520     3,065,520
   2,310                  2,310  New York St Med Care Fac Fin Agy
                                 Rev Saint Peter's Hosp Proj Ser A
                                 (AMBAC Insd)                               5.375 11/01/13    2,338,251                   2,338,251
     775                    775  New York St Ser G                          5.750 02/01/14      809,526                     809,526
   4,225                  4,225  New York St Ser G (Prerefunded @
                                 02/01/06)                                  5.750 02/01/14    4,434,898                   4,434,898
   5,000                  5,000  New York St Urban Dev Corp Rev St
                                 Fac Rfdg                                   5.700 04/01/20    5,930,950                   5,930,950
                                                                                           ----------------------------------------
                                                                                             62,204,453    17,076,515    79,280,968
                                                                                           ----------------------------------------

                                 NORTH CAROLINA   0.3%
              1,500       1,500  North Carolina Eastn Muni Pwr Agy
                                 Pwr Sys Rev Ser D                          6.700 01/01/19                  1,691,505     1,691,505
                                                                                           ----------------------------------------

                                 OHIO   5.6%
              3,000       3,000  Cincinnati, OH City Sch Dist Sch
                                 Impt (FSA Insd)                            5.250 06/01/18                  3,332,940     3,332,940
   1,150      1,000       2,150  Cuyahoga Cnty, OH Hosp Fac Rev
                                 Canton Inc Proj                            7.500 01/01/30    1,302,456     1,132,570     2,435,026
   2,000                  2,000  Cuyahoga Cnty, OH Multi-Family Rev
                                 Hsg Dale Bridge Apt (AMT) (GNMA
                                 Collateralized)                            6.600 10/20/30    2,059,500                   2,059,500
              1,000       1,000  Dayton, OH Arpt Rev James M Cox
                                 Dayton Ser C Rfdg (AMT) (Radian
                                 Insd)                                      5.250 12/01/27                  1,036,760     1,036,760
   3,540                  3,540  Franklin Cnty, OH Hosp Rev & Impt
                                 Doctor's Hosp Proj Rfdg (Escrowed
                                 to Maturity)                               5.875 12/01/23    3,579,790                   3,579,790
   1,500                  1,500  Mahoning Cnty, OH Hosp Fac Forum
                                 Hlth Oblig Group Ser A                     6.000 11/15/32    1,611,495                   1,611,495
              1,165       1,165  Marion Cnty, OH Rev Cmnty Hosp Impt
                                 & Rfdg                                     6.100 05/15/06                  1,204,435     1,204,435
   5,130                  5,130  Muskingum Cnty, OH Hosp Fac Rev
                                 Bethesda Care Sys Impt & Rfdg
                                 (Connie Lee Insd) (c)                      6.250 12/01/10    5,553,482                   5,553,482
   2,000                  2,000  Ohio St Wtr Dev Auth Pollutn Ctl
                                 Fac Rev OH Edison Co Proj Rfdg             5.950 05/15/29    2,014,800                   2,014,800
              3,170       3,170  Pickerington, OH Loc Sch Dist Cap
                                 Apprec Sch Fac Contract (FGIC Insd)            * 12/01/11                  2,497,009     2,497,009
   1,340                  1,340  Toledo Lucas Cnty, OH Port Auth Dev
                                 Rev Northwest OH Bd Fd Ser C (AMT)
                                 (c)                                        6.600 11/15/15    1,419,435                   1,419,435
                850         850  Toledo Lucas Cnty, OH Port Auth
                                 Northwest Bd Fd Ser A (AMT)                6.000 05/15/11                    918,374       918,374
                                                                                           ----------------------------------------
                                                                                             17,540,958    10,122,088    27,663,046
                                                                                           ----------------------------------------

                 VAN KAMPEN VALUE MUNICIPAL INCOME TRUST (VKV) -
              VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II (VKI)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                JANUARY 31, 2005
                                   (UNAUDITED)


                         VKI-
   VKV         VKI     PROFORMA                                                                                             VKI-
PAR AMOUNT PAR AMOUNT PAR AMOUNT                                                               VKV            VKI        PROFORMA
  (000)       (000)     (000)    DESCRIPTION                             COUPON   MATURITY MARKET VALUE  MARKET VALUE  MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                 OKLAHOMA   1.3%
   1,500                  1,500  Jenks, OK Aquarium Auth Rev First
                                 Mtg (Prerefunded @ 07/01/10) (MBIA
                                 Insd)                                      6.100 07/01/30    1,743,195                   1,743,195
              1,755       1,755  Tulsa Cnty, OK Pub Fac Auth Cap
                                 Impt Rev (AMBAC Insd)                      6.250 11/01/22                  2,040,977     2,040,977
              2,785       2,785  Tulsa, OK Indl Auth Hosp Rev
                                 Hillcrest Med Ctr Proj Rfdg
                                 (Escrowed to Maturity) (Connie Lee
                                 Insd) (c)                                  6.250 06/01/06                  2,924,696     2,924,696
                                                                                           ----------------------------------------
                                                                                              1,743,195     4,965,673     6,708,868
                                                                                           ----------------------------------------

                                 OREGON   3.3%
              2,010       2,010  Emerald Peoples Util Dist OR Rfdg
                                 (FGIC Insd) (c)                            7.350 11/01/09                  2,398,292     2,398,292
   5,000                  5,000  Oregon Hlth Sciences Univ Insd
                                 Ser A (MBIA Insd)                          5.250 07/01/22    5,533,300                   5,533,300
   2,745                  2,745  Oregon St Dept Admin Ser A
                                 (Prerefunded @ 11/01/05)(MBIA Insd)        5.250 11/01/10    2,835,887                   2,835,887
   5,000                  5,000  Oregon St Dept Admin Ser C Rfdg
                                 (MBIA Insd)                                5.250 11/01/18    5,522,050                   5,522,050
                                                                                           ----------------------------------------
                                                                                             13,891,237     2,398,292    16,289,529
                                                                                           ----------------------------------------

                                 PENNSYLVANIA   3.4%
   5,000                  5,000  Harrisburg, PA Auth Res Gtd Sub Ser
                                 D-2 (Variable Rate Coupon)
                                 (FSA Insd)                                 5.000 12/01/33    5,478,650                   5,478,650
              2,000       2,000  Pennsylvania Econ Dev Fin Auth Res
                                 Recovery Rev Colver Proj Ser D(AMT)        7.150 12/01/18                  2,046,940     2,046,940
   2,535      2,000       4,535  Pennsylvania St Higher Ed Fac Auth
                                 Rev UPMC Hlth Sys Ser A                    6.250 01/15/17    2,901,662     2,289,280     5,190,942
   1,000        905       1,905  Pennsylvania St Higher Ed Fac Auth
                                 Rev UPMC Hlth Sys Ser A                    6.250 01/15/18    1,142,340     1,033,818     2,176,158
   1,370                  1,370  Philadelphia, PA Hosp & Higher Ed
                                 Fac Auth Rev Cmnty College Ser B
                                 Rfdg (MBIA Insd) (c)                       6.500 05/01/08    1,527,934                   1,527,934
     465                    465  Ridley Park, PA Hosp Auth Rev
                                 Taylor Hosp Ser A (Escrowed to
                                 Maturity)                                  6.000 12/01/05      477,137                     477,137
                                                                                           ----------------------------------------
                                                                                             11,527,723     5,370,038    16,897,761
                                                                                           ----------------------------------------

                                 SOUTH CAROLINA   1.6%
   1,015                  1,015  Rock Hill, SC Util Sys Rev Comb Ser
                                 C Rfdg (FSA Insd) (c)                      5.000 01/01/11    1,112,724                   1,112,724
   6,500                  6,500  South Carolina Jobs Econ Dev Auth
                                 Indl Rev Elec & Gas Co Proj Ser A
                                 (AMBAC Insd)                               5.200 11/01/27    6,971,120                   6,971,120
                                                                                           ----------------------------------------
                                                                                              8,083,844                   8,083,844
                                                                                           ----------------------------------------

                                 SOUTH DAKOTA   0.2%
              1,000       1,000  South Dakota St Hlth & Ed Fac Auth
                                 Rev Childrens Care Hosp Rfdg               6.125 11/01/29                  1,090,920     1,090,920
                                                                                           ----------------------------------------

                                 TENNESSEE   2.1%
              1,270       1,270  Elizabethton, TN Hlth & Ed Fac Brd
                                 Rev Hosp First Mtg Ser B Impt &
                                 Rfdg                                       8.000 07/01/33                  1,525,168     1,525,168
  12,525                 12,525  Johnson City, TN Hlth & Ed Fac Brd
                                 Hosp Rev Cap Apprec First Mtg Ser A
                                 Rfdg (MBIA Insd)                              *  7/01/26     4,422,828                   4,422,828
   2,500      1,000       3,500  Johnson City, TN Hlth & Ed Fac Brd
                                 Hosp Rev First Mtg Ser A Rfdg (MBIA
                                 Insd)                                      7.500 07/01/25    3,178,650     1,271,460     4,450,110
                                                                                           ----------------------------------------
                                                                                              7,601,478     2,796,628    10,398,106
                                                                                           ----------------------------------------

                                 TEXAS   15.1%
   1,585        790       2,375  Brazos River Auth TX Pollutn Ctl
                                 Rev Adj TXU Elec Co Proj Ser C Rfdg
                                 (AMT) (a)                                  5.750 05/01/36    1,714,732       854,661     2,569,393
                930         930  Brownsville, TX Util Sys Rev
                                 (Escrowed to Maturity)                     7.375 01/01/10                  1,053,941     1,053,941
              1,515       1,515  Cameron Cnty, TX Ctf Oblig (AMBAC
                                 Insd) (c)                                  5.750 02/15/16                  1,690,831     1,690,831
   5,000      3,000       8,000  Dallas-Fort Worth, TX Intl Arpt Rev
                                 Jt Ser A Impt & Rfdg (AMT) (FGIC
                                 Insd)                                      5.500 11/01/31    5,286,400     3,171,840     8,458,240
   2,345                  2,345  Denton Cnty, TX Perm Impt (c)              5.500 07/15/19    2,603,700                   2,603,700

                 VAN KAMPEN VALUE MUNICIPAL INCOME TRUST (VKV) -
              VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II (VKI)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                JANUARY 31, 2005
                                   (UNAUDITED)


                         VKI-
   VKV         VKI     PROFORMA                                                                                            VKI-
PAR AMOUNT PAR AMOUNT PAR AMOUNT                                                               VKV            VKI        PROFORMA
  (000)       (000)     (000)    DESCRIPTION                             COUPON   MATURITY MARKET VALUE  MARKET VALUE  MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
   1,000                  1,000  Harris Cnty, TX Hlth Fac Dev Mem
                                 Hermann Hlthcare Ser A                     6.375 06/01/29    1,100,510                   1,100,510
   5,000                  5,000  Harris Cnty, TX Sr Lien Toll Rd
                                 Rfdg (FSA Insd)                            5.125 08/15/32    5,233,300                   5,233,300
              2,945       2,945  Houston, TX Arpt Sys Rev (Escrowed
                                 to Maturity)                               9.500 07/01/10                  3,545,486     3,545,486
   4,655                  4,655  Houston, TX Arpt Sys Rev Sub Lien
                                 (FSA Insd)                                 5.500 07/01/15    5,242,182                   5,242,182
   3,000                  3,000  Houston, TX Arpt Sys Rev Sub Lien
                                 Ser A (AMT) (FSA Insd)                     5.625 07/01/30    3,267,180                   3,267,180
   3,920                  3,920  Lower, CO Riv Auth TX Svc Corp Proj
                                 Rfdg (FGIC Insd)                           5.000 05/15/33    4,033,641                   4,033,641
   5,000                  5,000  Matagorda Cnty, TX Navig Dist No 1
                                 Rev Houston Lt Rfdg (AMT) (AMBAC
                                 Insd) (a)                                  5.125 11/01/28    5,416,750                   5,416,750
              1,000       1,000  Mesquite, TX Hlth Fac Dev Corp
                                 Retirement Fac Christian Care Ctr
                                 Ser A                                      7.625 02/15/28                  1,053,440     1,053,440
   2,000                  2,000  Metropolitan Hlth Fac Dev Corp TX
                                 Wilson N Jones Mem Hosp Proj               7.250 01/01/31    2,005,340                   2,005,340
   3,325                  3,325  North Cent TX Hlth Fac Dev Hosp
                                 Baylor Hlthcare Sys Proj Ser A             5.125 05/15/29    3,419,164                   3,419,164
              3,000       3,000  Prosper,TX Indpt Sch Dist (PSF Gtd)        5.500 08/15/33                  3,240,690     3,240,690
   5,000      2,000       7,000  San Antonio, TX Elec & Gas Sys Rfdg        5.375 02/01/16    5,557,900     2,223,160     7,781,060
   3,960                  3,960  Stafford, TX Econ Dev Corp (FGIC
                                 Insd)                                      5.500 09/01/30    4,401,421                   4,401,421
              1,990       1,990  Stafford, TX Econ Dev Corp (FGIC
                                 Insd) (c)                                  6.000 09/01/19                  2,396,458     2,396,458
              1,510       1,510  Texas St Wtr Fin Assistance                5.500 08/01/35                  1,644,571     1,644,571
   5,000                  5,000  Wylie, TX Indpt Sch Dist Rfdg (PSF
                                 Gtd)                                       5.000 08/15/30    5,150,150                   5,150,150
                                                                                           ----------------------------------------
                                                                                             54,432,370    20,875,078    75,307,448
                                                                                           ----------------------------------------

                                 UTAH   0.6%
   4,950                  4,950  Intermountain Pwr Agy UT Pwr Supply
                                 Rev Ser A Rfdg (Escrowed to
                                 Maturity) (FGIC Insd)                          * 07/01/17    2,825,510                   2,825,510
                                                                                           ----------------------------------------

                                 VIRGINIA   0.4%
              1,595       1,595  Richmond, VA Indl Dev Auth Govt Fac
                                 Rev Bds (AMBAC Insd) (c)                   5.000 07/15/16                  1,784,789     1,784,789
                                                                                           ----------------------------------------

                                 WASHINGTON   6.1%
   5,000                  5,000  Clark Cnty, WA Sch Dist 114 (FSA
                                 Insd)                                      5.250 06/01/19    5,551,150                   5,551,150
   3,630                  3,630  King City, WA Ser B (Prerefunded @
                                 12/01/07)                                  5.900 12/01/14    4,033,293                   4,033,293
   1,370                  1,370  King Cnty, WA Ser B (Prerefunded @
                                 12/01/07)                                  5.900 12/01/14    1,522,207                   1,522,207
   2,245                  2,245  King Cnty, WA Ser B (Prerefunded @
                                 12/01/07)                                  6.625 12/01/15    2,538,668                   2,538,668
              1,280       1,280  Pierce Cnty, WA Sch Dist No. 343
                                 Dieringer Impt & Rfdg (FSA Insd)           5.000 12/01/20                  1,383,475     1,383,475
   4,000                  4,000  Washington St Pub Pwr Supply Ser A
                                 Rfdg (FGIC Insd)                           7.000 07/01/08    4,542,960                   4,542,960
  10,000                 10,000  Washington St Pub Pwr Supply Ser A
                                 Rfdg (AMBAC Insd)                          5.700 07/01/09   10,645,800                  10,645,800
                                                                                           ----------------------------------------
                                                                                             28,834,078     1,383,475    30,217,553
                                                                                           ----------------------------------------
                                 WEST VIRGINIA   1.2%
   5,920                  5,920  Harrison Cnty, WV Cnty Cmnty Solid
                                 Waste Disp Rev West PA Pwr Co Ser C
                                 (AMT) (AMBAC Insd)                         6.750 08/01/24    6,057,344                   6,057,344
                                                                                           ----------------------------------------

                                 WISCONSIN   1.1%
              2,500       2,500  Milwaukee, WI Redev Auth Rev
                                 Milwaukee Pub Schs (AMBAC Insd)            5.125 08/01/21                  2,706,225     2,706,225
   2,675                  2,675  Wisconsin St Hlth & Ed Fac FH
                                 Hlthcare Dev Inc Proj                      6.250 11/15/28    2,858,853                   2,858,853
                                                                                           ----------------------------------------
                                                                                              2,858,853     2,706,225     5,565,078
                                                                                           ----------------------------------------

                                 PUERTO RICO   4.2%
   7,000      6,000      13,000  Puerto Rico Comwlth Hwy & Trans
                                 Auth  Hwy Rev Ser Y Rfdg (FSA
                                 Insd) (a) (b)                              6.250 07/01/21    8,945,790     7,667,820    16,613,610

                 VAN KAMPEN VALUE MUNICIPAL INCOME TRUST (VKV) -
              VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II (VKI)
                        PROFORMA PORTFOLIO OF INVESTMENTS
                                JANUARY 31, 2005
                                   (UNAUDITED)


                         VKI-
   VKV         VKI     PROFORMA                                                                                             VKI-
PAR AMOUNT PAR AMOUNT PAR AMOUNT                                                               VKV            VKI        PROFORMA
  (000)       (000)     (000)    DESCRIPTION                             COUPON   MATURITY MARKET VALUE  MARKET VALUE  MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
   4,000                  4,000  Puerto Rico Pub Bldgs Auth Gtd Pub
                                 Ed & Hlth Fac Ser M Rfdg
                                 (MBIA Insd)                                5.600 07/01/08    4,390,480                   4,390,480
                                                                                           ----------------------------------------

                                                                                             13,336,270     7,667,820    21,004,090
                                                                                           ----------------------------------------

TOTAL LONG-TERM INVESTMENTS 158.8%                                                          589,032,184   201,258,993   790,291,177
   (Cost $732,334,946)

TOTAL SHORT-TERM INVESTMENTS  1.5%                                                            3,800,000     3,800,000     7,600,000
   (Cost $7,600,000)                                                                        ---------------------------------------

TOTAL INVESTMENTS 160.3%                                                                    592,832,184   205,058,993   797,891,177
   (Cost $739,934,946)

OTHER ASSETS IN EXCESS OF LIABILITIES 1.0%                                                    6,593,817    (1,806,682)    4,787,135

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS) (61.3%)                                 (225,101,630)  (80,024,143) (305,125,773)
                                                                                           ----------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%                                             $374,324,371  $123,228,168  $497,552,539
                                                                                           ========================================

Percentages are calculated as a percentage of net assets applicable to common shares.
 *    Zero coupon bond
(a)   Security converts to a fixed coupon rate at a predetermined date.
(b) All or a portion of these securities have been physically segregated in connection with open futures contracts.
(c)   The Trust owns 100% of the bond issuance.
(d) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(e) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(f)   Securities purchased on a when-issued or delayed delivery basis.
(g) This security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.3% of net assets applicable to common shares.


AMBAC          - AMBAC Indemnity Corp.
AMT            - Alternative Minimum Tax
Connie Lee     - Connie Lee Insurance Co.
FGIC           - Financial Guaranty Insurance Co.
FHA/VA         - Federal Housing Administration/Department of Veterans Affairs
FSA            - Financial Security Assurance Inc.
GNMA           - Government National Mortgage Association
MBIA           - Municipal Bond Investors Assurance Corp.
PSF            - Public School Fund
Radian         - Radian Asset Assurance
XLCA           - XL Capital Assurance Inc.


Future contracts outstanding as of January 31, 2005:

Short Contracts:

                                                                                                                  Unrealized
                                                                                              Contracts   Appreciation/Depreciation
                                                                                              ---------   -------------------------
 U.S. Treasury Notes 10-Year Futures March 05 (Current Notional Value $112,266 per contract)        104         $ (141,791)

 U.S. Treasury Notes 5-Year Futures March 05 (Current Notional Value $109,250 per contract)       1,616           (585,159)
                                                                                                  -----           --------
                                                                                                  1,720         $ (726,950)
                                                                                                  =====         ==========

             VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST II - VAN KAMPEN
                          VALUE MUNICIPAL INCOME TRUST
                 VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II
             PROFORMA CONDENSED STATEMENT OF ASSETS AND LIABILITIES
                                JANUARY 31, 2005
                                  (UNAUDITED)
                              AMOUNTS IN THOUSANDS


                                                                                                                       PROFORMA-
                                                                   VAN KAMPEN        VAN KAMPEN                        VAN KAMPEN
                                                VAN KAMPEN            VALUE           ADVANTAGE                        ADVANTAGE
                                           MUNICIPAL OPPORTUNITY  MUNICIPAL INCOME  MUNICIPAL INCOME                MUNICIPAL INCOME
                                                 TRUST II             TRUST            TRUST II       ADJUSTMENTS       TRUST II
                                            ----------------- ------------------ -----------------   -------------- ---------------
  ASSETS:
  Total Investments (Cost of $270,633,$548,302,
      $191,633 and $1,010,568, respectively)        $ 291,699        $ 592,832         $ 205,059                        $1,089,590
  Cash                                                     59               77               198                               334
  Receivables:
     Interest                                           3,453            6,955             2,261                            12,669
     Investment Sold                                    2,591              275             6,469                             9,335
  Variation Margin on Futures                              40               94                31                               165
  Other                                                     4                6                 3                                13
                                            ----------------- ---------------- ----------------- ---------------       ------------
          Total Assets                                297,846          600,239           214,021                         1,112,106
                                            ----------------- ---------------- ----------------- ---------------       ------------

 LIABILITIES:
  Payable:
      Investment Purchased                              2,576                -            10,356                            12,932
      Investment Advisory Fee                             137              278                94                               509
      Income Distributions-Common Shares                   27               62                18                               107
      Other Affiliates                                     11               22                 6                                39
  Trustees' Deferred Compensation and
        Retirement Plans                                  257              323               237                               817
  Merger Cost                                                                                            $  502 (2)            502
  Accrued Expenses                                         69              128                58                               255
                                            ----------------- ---------------- ----------------- ---------------       ------------
          Total Liabilities                             3,077              813            10,769            502             15,161
  Preferred Shares (including
       accrued distributions)                         115,021          225,102            80,024                           420,147
                                            ----------------- ---------------- ----------------- ---------------       ------------
  NET ASSETS APPLICABLE TO COMMON SHARES            $ 179,748        $ 374,324         $ 123,228         $ (502)         $ 676,798
                                            ================= ================ ================= ===============       ============

  Net Assets Applicable to Common Shares            $ 179,748        $ 374,324         $ 123,228         $ (502)(2)      $ 676,798
  Common Shares Outstanding                            11,681           23,555             8,176          1,559 (1)         44,971
                                            ----------------- ---------------- -----------------                       ------------
  Net Asset Value Per Common Share                  $   15.39        $   15.89         $   15.07                         $   15.05
                                            ================= ================ =================                       ============

  NET ASSETS CONSIST OF:
  Common Shares ($.01 par value)                    $     117        $     236         $      82         $   15 (1)(2)   $     450
  Paid in Surplus                                     158,834          331,229           108,295           (517)(1)(2)     597,841
  Net Unrealized Appreciation                          20,694           43,988            13,241                            77,923
  Accumulated Undistributed Net Investment Income         848            1,625               916                             3,389
  Accumulated Net Realized Gain/ Loss                    (745)          (2,754)              694                            (2,805)
                                            ----------------- ---------------- ----------------- ---------------       ------------
  NET ASSETS APPLICABLE TO COMMON SHARES            $ 179,748        $ 374,324         $ 123,228         $ (502)         $ 676,798
                                            ================= ================ ================= ===============       ============

  PREFERRED SHARES                                  $ 115,000        $ 225,000         $  80,000                         $ 420,000
                                            ================= ================ ================= ===============       ============
  NET ASSETS INCLUDING PREFERRED SHARES             $ 294,748        $ 599,324         $ 203,228         $ (502)        $1,096,798
                                            ================= ================ ================= ===============       ============

(1) The proforma statements presume the issuance by the Van Kampen Advantage Municipal Income Trust II of approximately 11,929,742 and 24,865,047 common shares in exchange for the assets and liabilities of the Van Kampen Municipal Opportunity Trust II and Van Kampen Value Municipal Income Trust, respectively.

(2) A non-recurring cost associated with this transaction of approximately $502,000 will be incurred. The approximate cost and per share cost that will be borne by the common shareholders are as follows:


                                                            Approximate Cost    Cost Per Share
                                                          ------------------    --------------
Van Kampen Municipal Opportunity Trust II                         $ 205,820            $ 0.02
Van Kampen Value Municipal Income Trust                             105,420              0.00
Van Kampen Advantage Municipal Income Trust II                      190,760              0.02
                                                          ------------------
                                                                  $ 502,000
                                                          ------------------

                   VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST II
                 VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II
             PROFORMA CONDENSED STATEMENT OF ASSETS AND LIABILITIES
                                January 31, 2005
                                  (Unaudited)
                              AMOUNTS IN THOUSANDS

                                                                                                                    PROFORMA -
                                                                           VAN KAMPEN                               VAN KAMPEN
                                                      VAN KAMPEN           ADVANTAGE                                ADVANTAGE
                                                 MUNICIPAL OPPORTUNITY  MUNICIPAL INCOME                         MUNICIPAL INCOME
                                                       TRUST II             TRUST II        ADJUSTMENTS              TRUST II
                                                 --------------------- ------------------- --------------        ----------------
  ASSETS:
  Total Investments (Cost of $270,633,
      $191,633 and $462,266, respectively)                  $ 291,699           $ 205,059                            $ 496,758
  Cash                                                             59                 198                                  257
  Receivables:
     Interest                                                   3,453               2,261                                5,714
     Investment Sold                                            2,591               6,469                                9,060
  Variation Margin on Futures                                      40                  31                                   71
  Other                                                             4                   3                                    7
                                                --------------------- ------------------- ---------------        --------------
          Total Assets                                        297,846             214,021                              511,867
                                                --------------------- ------------------- ---------------        --------------
  LIABILITIES:
  Payable:
      Investment Purchased                                      2,576              10,356                               12,932
      Investment Advisory Fee                                     137                  94                                  231
      Income Distributions-Common Shares                           27                  18                                   45
      Other Affiliates                                             11                   6                                   17
  Trustees' Deferred Compensation and
        Retirement Plans                                          257                 237                                  494
  Merger Cost                                                                                    $   314 (2)               314
  Accrued Expenses                                                 69                  58                                  127
                                                --------------------- ------------------- ---------------        --------------
          Total Liabilities                                     3,077              10,769            314                14,160
  Preferred Shares (including
       accrued distributions)                                 115,021              80,024                              195,045
                                                --------------------- ------------------- ---------------        --------------
  NET ASSETS APPLICABLE TO COMMON SHARES                    $ 179,748           $ 123,228        $  (314)            $ 302,662
                                                ===================== =================== ===============        ==============

  Net Assets Applicable to Common Shares                    $ 179,748           $ 123,228        $  (314)(2)         $ 302,662
  Common Shares Outstanding                                    11,681               8,176            253 (1)            20,110
                                                --------------------- -------------------                        --------------
  Net Asset Value Per Common Share                          $   15.39           $   15.07                            $   15.05
                                                ===================== ===================                        ==============

  NET ASSETS CONSIST OF:
  Common Shares ($.01 par value)                            $     117           $      82         $    2 (1)(2)      $     201
  Paid in Surplus                                             158,834             108,295           (316)(1)(2)        266,813
  Net Unrealized Appreciation                                  20,694              13,241                               33,935
  Accumulated Undistributed Net Investment Income                 848                 916                                1,764
  Accumulated Net Realized Gain/ Loss                            (745)                694                                  (51)
                                                --------------------- ------------------- ---------------        --------------
  NET ASSETS APPLICABLE TO COMMON SHARES                    $ 179,748           $ 123,228         $ (314)            $ 302,662
                                                ===================== =================== ===============        ==============

  PREFERRED SHARES                                          $ 115,000           $  80,000                            $ 195,000
                                                ===================== =================== ===============        ==============
  NET ASSETS INCLUDING PREFERRED SHARES                     $ 294,748           $ 203,228         $ (314)            $ 497,662
                                                ===================== =================== ===============        ==============

(1) The proforma statements presume the issuance by the Van Kampen Advantage Municipal Income Trust II of approximately 11,934,029 common shares in exchange for the assets and liabilities of the Van Kampen Municipal Opportunity Trust II.

(2) A non-recurring cost associated with this transaction of approximately $314,000 will be incurred. The approximate cost and per share cost that will be borne by the common shareholders are as follows:


                                                                      Approximate Cost  Cost Per Share
                                                                      ----------------  --------------
Van Kampen Municipal Opportunity Trust II                                   $ 141,300         $ 0.01
Van Kampen Advantage Municipal Income Trust II                                172,700           0.02
                                                                       ---------------
                                                                            $ 314,000
                                                                       ===============

                    VAN KAMPEN VALUE MUNICIPAL INCOME TRUST
                 VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II
             PROFORMA CONDENSED STATEMENT OF ASSETS AND LIABILITIES
                                JANUARY 31, 2005
                                  (Unaudited)
                              AMOUNTS IN THOUSANDS

                                                                                                                  PROFORMA-
                                                      VAN KAMPEN          VAN KAMPEN                              VAN KAMPEN
                                                         VALUE             ADVANTAGE                              ADVANTAGE
                                                   MUNICIPAL INCOME     MUNICIPAL INCOME                       MUNICIPAL INCOME
                                                         TRUST              TRUST II         ADJUSTMENTS           TRUST II
                                                  -------------------- ------------------- ---------------     ----------------
  ASSETS:
  Total Investments (Cost of $548,302,
      $191,633 and $739,935, respectively)                  $ 592,832           $ 205,059                          $ 797,891
  Cash                                                             77                 198                                275
  Receivables:
     Interest                                                   6,955               2,261                              9,216
     Investment Sold                                              275               6,469                              6,744
  Variation Margin on Futures                                      94                  31                                125
  Other                                                             6                   3                                  9
                                                  -------------------- ------------------- ---------------      -------------
          Total Assets                                        600,239             214,021                            814,260
                                                  -------------------- ------------------- ---------------      -------------
  LIABILITIES:
  Payable:
      Investment Purchased                                          -              10,356                             10,356
      Investment Advisory Fee                                     278                  94                                372
      Income Distributions-Common Shares                           62                  18                                 80
      Other Affiliates                                             22                   6                                 28
  Trustees' Deferred Compensation and
        Retirement Plans                                          323                 237                                560
  Merger Cost                                                                                      $  364    (2)         364
  Accrued Expenses                                                128                  58                                186
                                                  -------------------- ------------------- ---------------      -------------
          Total Liabilities                                       813              10,769             364             11,946
  Preferred Shares (including
       accrued distributions)                                 225,102              80,024                            305,126
                                                  -------------------- ------------------- ---------------      -------------
  NET ASSETS APPLICABLE TO COMMON SHARES                    $ 374,324           $ 123,228          $ (364)         $ 497,188
                                                  ==================== =================== ===============      =============

  Net Assets Applicable to Common Shares                    $ 374,324           $ 123,228          $ (364)   (2)   $ 497,188
  Common Shares Outstanding                                    23,555               8,176           1,326    (1)      33,057
                                                  -------------------- -------------------                      -------------
  Net Asset Value Per Common Share                          $   15.89           $   15.07                          $   15.04
                                                  ==================== ===================                      =============

  NET ASSETS CONSIST OF:
  Common Shares ($.01 par value)                            $     236           $      82          $   13 (1)(2)   $     331
  Paid in Surplus                                             331,229             108,295            (377)(1)(2)     439,147
  Net Unrealized Appreciation                                  43,988              13,241                             57,229
  Accumulated Undistributed Net Investment Income               1,625                 916                              2,541
  Accumulated Net Realized Gain/ Loss                          (2,754)                694                             (2,060)
                                                  -------------------- ------------------- ---------------      -------------
  NET ASSETS APPLICABLE TO COMMON SHARES                    $ 374,324           $ 123,228          $ (364)         $ 497,188
                                                  ==================== =================== ===============      =============

  PREFERRED SHARES                                          $ 225,000           $  80,000                          $ 305,000
                                                  ==================== =================== ===============      =============
  NET ASSETS INCLUDING PREFERRED SHARES                     $ 599,324           $ 203,228          $ (364)         $ 802,188
                                                  ==================== =================== ===============      =============

(1) The proforma statements presume the issuance by the Van Kampen Advantage Municipal Income Trust II of approximately 24,881,570 common shares in exchange for the assets and liabilities of the Van Kampen Value Municipal Income Trust.

(2) A non-recurring cost associated with this transaction of approximately $364,000 will be incurred. The approximate cost and per share cost that will be borne by the common shareholders are as follows:


                                                                Approximate Cost  Cost Per Share
                                                                ----------------  --------------
Van Kampen Value Municipal Income Trust                               $ 105,560          $ 0.00
Van Kampen Advantage Municipal Income Trust II                          258,440            0.03
                                                                ----------------
                                                                      $ 364,000
                                                                ----------------

             VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST II - VAN KAMPEN
                          VALUE MUNICIPAL INCOME TRUST
                 VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II
                   PROFORMA CONDENSED STATEMENT OF OPERATIONS
                  For the Twelve Months Ended January 31, 2005
                                  (Unaudited)
                              Amounts in thousands

                                                                                                                          Proforma-
                                                                                                                          Van Kampen
                                                       Van Kampen          Van Kampen        Van Kampen                    Advantage
                                                       Municipal              Value           Advantage                    Municipal
                                                      Opportunity      Municipal Income  Municipal Income                   Income
                                                        Trust II              Trust           Trust II      Adjustments    Trust II
                                                  ------------------- ------------------ ---------------- --------------  ----------
  INVESTMENT INCOME:
  Interest                                                $  14,499           $ 29,473           $ 10,092                 $ 54,064
                                                 ------------------ ------------------ -------------------  ----------    ----------

  EXPENSES:
  Investment Advisory Fee                                     1,706              3,468              1,177                    6,351
  Preferred Share Maintenance                                   352                639                233      $ (121) (1)   1,103
  Trustee's Fees and Related Expenses                            68                 99                 59        (119) (2)     107
  Administration Fee                                             48                 98                 33           -          179
  Legal                                                          38                 63                 27         (76) (1)      52
  Custody                                                        17                 37                 13          (6) (1)      61
  Other                                                         179                253                149        (220) (1)     361
                                                 ------------------- ------------------ ------------------  -----------    ---------
        Total Expenses                                        2,408              4,657              1,691        (542)       8,214
                                                 ------------------- ------------------ ------------------  -----------    ---------
  NET INVESTMENT INCOME                                   $  12,091           $ 24,816            $ 8,401      $  542     $ 45,850
                                                 =================== ================== ==================  ===========   ==========

  REALIZED AND UNREALIZED GAIN/ LOSS:
  Realized Gain/ Loss:
       Investments                                        $     841           $  1,960            $ 2,863                 $  5,664
       Futures                                                 (885)            (1,896)              (661)                  (3,442)
                                                 ------------------ ------------------ -------------------  ----------    ----------
  Net Realized Gain/Loss                                        (44)                64              2,202                    2,222
                                                 ------------------ ------------------ -------------------  ----------    ----------
  Unrealized Appreciation/Depreciation
       Beginning of the Period                               18,303             40,211             13,846                   72,360
       End of the Period                                     20,694             43,988             13,241                   77,923
                                                 ------------------ ------------------ -------------------  ----------    ----------
  Net Unrealized Appreciation/Depreciation
       During the Period                                      2,391              3,777               (605)                   5,563
                                                 ------------------ ------------------ -------------------  ----------    ----------
  NET REALIZED AND UNREALIZED GAIN                        $   2,347           $  3,841            $ 1,597                 $  7,785
                                                 ------------------ ------------------ -------------------  ----------    ----------
  DISTRIBUTIONS TO PREFERRED SHAREHOLDERS                 $  (1,362)          $ (2,815)           $  (990)                $ (5,167)
                                                 =================== ================== ==================  ===========   ==========
  NET INCREASE IN NET ASSETS APPLICABLE TO COMMON
            SHARES FROM OPERATIONS                        $  13,076           $ 25,842            $ 9,008      $  542     $ 48,468
                                                 =================== ================== ==================  ===========   ==========

(1) Reflects the reduction in certain operating expenses as a result of the elimination of certain duplicative expenses and the result of operating a larger, more efficient fund.

(2) Reflects the exclusion of unrealized net appreciation related to the trustees' deferred compensation plan and the elimination of certain duplicate expenses.

                   VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST II
                 VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II
                   PROFORMA CONDENSED STATEMENT OF OPERATIONS
                  For the Twelve Months Ended January 31, 2005
                                  (Unaudited)
                              Amounts in thousands

                                                                                                                        Proforma-
                                                                                     Van Kampen                        Van Kampen
                                                               Van Kampen             Advantage                         Advantage
                                                          Municipal Opportunity   Municipal Income                  Municipal Income
                                                                Trust II              Trust II        Adjustments       Trust II
                                                         ---------------------- -------------------- -------------  ----------------
  INVESTMENT INCOME:
  Interest                                                             $ 14,499             $ 10,092                       $ 24,591
                                                         ---------------------- -------------------- --------------   --------------

  EXPENSES:
  Investment Advisory Fee                                                 1,706                1,177                          2,883
  Preferred Share Maintenance                                               352                  233         $ (52)(1)          533
  Trustee's Fees and Related Expenses                                        68                   59           (22)(2)          105
  Administration Fee                                                         48                   33             -               81
  Legal                                                                      38                   27           (28)(1)           37
  Custody                                                                    17                   13            (2)(1)           28
  Other                                                                     179                  149          (101)(1)          227
                                                         ---------------------- -------------------- --------------   --------------
        Total Expenses                                                    2,408                1,691          (205)           3,894
                                                         ---------------------- -------------------- --------------   --------------
  NET INVESTMENT INCOME                                                $ 12,091              $ 8,401         $ 205         $ 20,697
                                                         ====================== ==================== ==============   ==============

  REALIZED AND UNREALIZED GAIN/ LOSS:
  Realized Gain/ Loss:
       Investments                                                     $    841              $ 2,863                       $  3,704
       Futures                                                             (885)                (661)                        (1,546)
                                                         ---------------------- -------------------- --------------   --------------
  Net Realized Gain/Loss                                                    (44)               2,202                          2,158
                                                         ---------------------- -------------------- --------------   --------------
  Unrealized Appreciation/Depreciation
       Beginning of the Period                                           18,303               13,846                         32,149
       End of the Period                                                 20,694               13,241                         33,935
                                                         ---------------------- -------------------- --------------   --------------
  Net Unrealized Appreciation/Depreciation
       During the Period                                                  2,391                 (605)                         1,786
                                                         ---------------------- -------------------- --------------   --------------
  NET REALIZED AND UNREALIZED GAIN                                     $  2,347              $ 1,597                       $  3,944
                                                         ---------------------- -------------------- --------------   --------------
  DISTRIBUTIONS TO PREFERRED SHAREHOLDERS                              $ (1,362)             $  (990)                      $ (2,352)
                                                         ====================== ==================== ==============   ==============
  NET INCREASE IN NET ASSETS APPLICABLE TO COMMON
            SHARES FROM OPERATIONS                                     $ 13,076              $ 9,008         $ 205         $ 22,289
                                                         ====================== ==================== ==============   ==============

(1) Reflects the reduction in certain operating expenses as a result of the elimination of certain duplicative expenses and the result of operating a larger, more efficient fund.

(2) Reflects the exclusion of unrealized net appreciation related to the trustees' deferred compensation plan and the elimination of certain duplicate expenses.

                    VAN KAMPEN VALUE MUNICIPAL INCOME TRUST
                 VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II
                   PROFORMA CONDENSED STATEMENT OF OPERATIONS
                  For the Twelve Months Ended January 31, 2005
                                  (Unaudited)
                              Amounts in thousands

                                                                                                                       Proforma-
                                                               Van Kampen           Van Kampen                        Van Kampen
                                                                  Value              Advantage                         Advantage
                                                            Municipal Income     Municipal Income                   Municipal Income
                                                                 Trust               Trust II          Adjustments     Trust II
                                                          --------------------- -------------------- -------------   ------------
  INVESTMENT INCOME:
  Interest                                                            $ 29,473             $ 10,092                     $ 39,565
                                                          --------------------- -------------------- -------------   ------------

  EXPENSES:
  Investment Advisory Fee                                                3,468                1,177                        4,645
  Preferred Share Maintenance                                              639                  233         $ (70)(1)        802
  Trustee's Fees and Related Expenses                                       99                   59           (52)(2)        106
  Administration Fee                                                        98                   33             -            131
  Legal                                                                     63                   27           (47)(1)         43
  Custody                                                                   37                   13            (3)(1)         47
  Other                                                                    253                  149          (109)(1)        293
                                                          --------------------- -------------------- -------------   ------------
        Total Expenses                                                   4,657                1,691          (281)         6,067
                                                          --------------------- -------------------- -------------   ------------
  NET INVESTMENT INCOME                                               $ 24,816              $ 8,401         $ 281       $ 33,498
                                                          ===================== ==================== =============   ============

  REALIZED AND UNREALIZED GAIN/ LOSS:
  Realized Gain/ Loss:
       Investments                                                    $  1,960              $ 2,863                     $  4,823
       Futures                                                          (1,896)                (661)                      (2,557)
                                                          --------------------- -------------------- -------------   ------------
  Net Realized Gain/Loss                                                    64                2,202                        2,266
                                                          --------------------- -------------------- -------------   ------------
  Unrealized Appreciation/Depreciation
       Beginning of the Period                                          40,211               13,846                       54,057
       End of the Period                                                43,988               13,241                       57,229
                                                          --------------------- -------------------- -------------   ------------
  Net Unrealized Appreciation/Depreciation During
       the Period                                                        3,777                 (605)                       3,172
                                                          --------------------- -------------------- -------------   ------------
  NET REALIZED AND UNREALIZED GAIN                                    $  3,841              $ 1,597                     $  5,438
                                                          --------------------- -------------------- -------------   ------------
  DISTRIBUTIONS TO PREFERRED SHAREHOLDERS                             $ (2,815)             $  (990)                    $ (3,805)
                                                          ===================== ==================== =============   ============
  NET INCREASE IN NET ASSETS APPLICABLE TO COMMON
            SHARES FROM OPERATIONS                                    $ 25,842              $ 9,008         $ 281       $ 35,131
                                                          ===================== ==================== =============   ============

(1) Reflects the reduction in certain operating expenses as a result of the elimination of certain duplicative expenses and the result of operating a larger, more efficient fund.

(2) Reflects the exclusion of unrealized net appreciation related to the trustees' deferred compensation plan and the elimination of certain duplicate expenses.

Van Kampen Advantage Municipal Income Trust II-Van Kampen Municipal Opportunity Trust II - Van Kampen Value Municipal Income Trust
NOTES TO PRO FORMA FINANCIAL STATEMENTS
JANUARY 31, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES
The Acquiring Trust, Van Kampen Advantage Municipal Income Trust II ("Acquiring Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Acquiring Trust's investment objective is to seek to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Acquiring Trust will invest substantially all of its assets in municipal securities rated investment grade at the time of investment. The Acquiring Trust commenced investment operations on August 27, 1993.
        The following is a summary of significant accounting policies consistently followed by the Acquiring Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Acquiring Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Acquiring Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis.
Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Acquiring Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

E. DISTRIBUTION OF INCOME AND GAINS The Acquiring Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included as ordinary income for tax purposes.

                           PART C: OTHER INFORMATION

ITEM 15. INDEMNIFICATION

     Section 5.3 of the Registrant's Declaration of Trust, a copy of which is filed as an exhibit hereto, provides for indemnification, as set forth below:

     "Section 5.3 Mandatory Indemnification.

          (a) Subject to the exceptions and limitations contained in paragraph
     (b) below:

               (i) every person who is or has been a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

               (ii) the words, "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          (b) No indemnification shall be provided hereunder to a Trustee or officer:

               (i) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

               (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

               (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or
          (b)(ii) resulting in a payment by a Trustee or officer, unless there has been either a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that he did not engage in such conduct:

                    (A) by vote of a majority of the Disinterested Trustees
               acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

                    (B) by written opinion of independent legal counsel.

          (c) The rights of indemnification herein provided by be insured against by policies maintained by the Trust, shall be severable, shall not effect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a Person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators, and assigns of such Person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

          (d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph
     (a) of this Section 5.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 5.3, provided that either

                         (i) such undertaking is secured by a surety bond or
                    some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

                         (ii) a majority of the Disinterested Trustees acting on
                    the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

     As used in this Section 5.3, a "Disinterested Trustee" is one (i) who is not an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or had been pending."

ITEM 16.  EXHIBITS

     1.   (a)  Declaration of Trust of the Registrant and amendments thereto++

        (b)    Certificate of Vote Establishing Preferred Shares++

     2.        Bylaws of the Registrant and amendments thereto++
     3.        Not applicable
     4.        Form of Agreement and Plan of Reorganization+++
     5. (a)    Specimen share certificate for common shares of the
               Registrant++
        (b)    Specimen share certificate for preferred shares of the
               Registrant++
     6.        Investment Advisory Agreement and amendment thereto++
     7.        Not Applicable
     8. (a)    Form of Amended and Restated Deferred Compensation Plan++
        (b)    Form of Retirement Plan for Each Closed End Fund++
     9.        Custodian Contract and amendments thereto++
     10.       Not Applicable
     11.(a)    Consent of Skadden, Arps, Slate, Meagher & Flom LLP, counsel for the Registrant+
        (b)    Opinion of Skadden, Arps, Slate, Meagher & Flom LLP++
     12.       Tax opinion of Skadden, Arps, Slate, Meagher & Flom LLP++++
     13.(a)    Transfer Agency and Service Agreement++
        (b)    Auction Agency Agreement++
        (c)    Form of Broker-Dealer Agreement++
        (d)(i) Letter of Representation++
          (ii) Form of Letter of Representation++
        (e)    Fund Accounting Agreement and amendment thereto++
        (f)    Amended and Restated Legal Services Agreement++
     14.       Consent of independent registered public accounting firm for the
               Registrant and the Target Funds++
     15.       Not Applicable
     16.       Power of Attorney+
     17.(a)    Code of Ethics of the Investment Adviser++
        (b)    Code of Ethics of the Funds++
        (c)    Proxy cards for the Target Funds+
        (d)    Proxy card for the Acquiring Fund+


    + Filed herewith.
   ++ To be filed by further amendment.
  +++ Filed as Appendix A to the Statement of Additional Information and incorporated herein by reference to Registrant's Registration Statement on Form N-14 as filed via EDGAR on June 30, 2005.
 ++++ To be filed by post-effective amendment.



ITEM 17. UNDERTAKINGS

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The undersigned Registrant agrees that, if the Reorganizations discussed in the registration statement close, it shall file by post-effective amendment either a copy of the Internal Revenue Service private letter ruling applied for or an opinion supporting the tax matter discussed in the registration statement.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on June 30, 2005.


                             VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

                             By: /s/ Lou Anne McInnis
                                 ------------------------------------
                                 Lou Anne McInnis
                                 Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

               SIGNATURES                               TITLE
               ----------                               -----

Principal Executive Officer:

          /s/ Ronald E. Robison*              Executive Vice President and
-------------------------------------------   Principal Executive Officer
              Ronald E. Robison

Principal Financial Officer:

          /s/ James W. Garrett*
-------------------------------------------   Chief Financial
              James W. Garrett                Officer and Treasurer


Trustees:

          /s/ David C. Arch*                  Trustee
-------------------------------------------
              David C. Arch


          /s/ Jerry D. Choate*                Trustee
-------------------------------------------
              Jerry D. Choate


          /s/ Rod Dammeyer*                   Trustee
-------------------------------------------
              Rod Dammeyer

          /s/ Linda Hutton Heagy*             Trustee
-------------------------------------------
              Linda Hutton Heagy

          /s/ R. Craig Kennedy*               Trustee
-------------------------------------------
              R. Craig Kennedy

          /s/ Howard J Kerr*                  Trustee
-------------------------------------------
              Howard J Kerr

          /s/ Mitchell M. Merin*              Trustee
-------------------------------------------
              Mitchell M. Merin

          /s/ Jack E. Nelson*                 Trustee
-------------------------------------------
              Jack E. Nelson

          /s/ Richard F. Powers, III*         Trustee
-------------------------------------------
              Richard F. Powers, III

          /s/ Hugo F. Sonnenschein*           Trustee
-------------------------------------------
              Hugo F. Sonnenschein

          /s/ Wayne W. Whalen*                Trustee
-------------------------------------------
              Wayne W. Whalen

          /s/ Suzanne H. Woolsey*             Trustee
-------------------------------------------
              Suzanne H. Woolsey

* Signed by Lou Anne McInnis pursuant to a power of attorney filed herewith.

          /s/ Lou Anne McInnis                June 30, 2005
-------------------------------------------
              Lou Anne McInnis
              Attorney-in-Fact

                       SCHEDULE OF EXHIBITS TO FORM N-14
           VAN KAMPEN TRUST FOR INVESTMENT GRADE NEW YORK MUNICIPALS

Exhibit
-------

 11(a)    Consent of Skadden, Arps, Slate, Meagher & Flom LLP
 16       Power of Attorney
 17(c)    Proxy card for the Target Fund
   (d)    Proxy card for the Acquiring Fund